As filed with the Securities and Exchange Commission on November 29, 2007
                                                  Commission File Nos. 333-70697
                                                                       811-09119

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 --------------

                                    FORM N-4
                                 --------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                | |

Post-Effective Amendment No. 16            |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 17                           |X|

                                 --------------
                       Jackson National Separate Account V
                           (Exact Name of Registrant)
                                 --------------

                     Jackson National Life Insurance Company
                               (Name of Depositor)

                    1 Corporate Way, Lansing, Michigan 48951
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (517) 381-5500

                              Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                    Copy to:

                            Anthony L. Dowling, Esq.
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b)
_X_ on December 3, 2007, pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph (a)(1)
___ on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: the variable portion of Flexible Premium and Variable Deferred Annuity contracts

                              PERSPECTIVE ADVANTAGE
                          FIXED AND VARIABLE ANNUITY(R)
                                    ISSUED BY
                 JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND
                       JACKSON NATIONAL SEPARATE ACCOUNT V


THE DATE OF THIS PROSPECTUS IS DECEMBER 3, 2007. Please read this prospectus before you purchase a Perspective Advantage Fixed and Variable Annuity. It contains important information about the Contract that you should know before investing. THIS PROSPECTUS PROVIDES A DESCRIPTION OF THE MATERIAL RIGHTS AND OBLIGATIONS UNDER THE CONTRACT. YOUR CONTRACT AND ANY ENDORSEMENTS ARE THE FORMAL CONTRACTUAL AGREEMENT BETWEEN YOU AND THE COMPANY. IT IS IMPORTANT THAT YOU READ THE CONTRACT AND ENDORSEMENTS, WHICH REFLECT STATE OR OTHER VARIATIONS. You should keep this prospectus on file for future reference.

To learn more about the Perspective Advantage Fixed and Variable Annuity Contract, you can obtain a free copy of the Statement of Additional Information ("SAI") dated December 3, 2007 by calling Jackson National Life Insurance Company ("JacksonSM") at (800) 766-4683 or by writing Jackson at: Annuity Service Center, P.O. Box 17240, Denver, Colorado 80217-0240. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.


This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing one, as we reserve the right to prospectively restrict availability of the optional features. Broker-dealers selling the Contracts may limit the availability of an optional feature. Ask your representative about what optional features are or are not offered. If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of Contracts that you may purchase. Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

     o    Individual flexible premium deferred annuity

     o 2 guaranteed fixed account options that each offer a minimum interest rate that is guaranteed by Jackson (the "guaranteed fixed account options")


     o    8 Guaranteed Minimum Withdrawal Benefit options


     o Investment Divisions which purchase shares of the following Funds - all Class A shares (the "Funds"):


JNL SERIES TRUST



JNL/AIM INTERNATIONAL GROWTH FUND (FORMERLY JNL/JPMORGAN INTERNATIONAL EQUITY FUND)
JNL/AIM Large Cap Growth Fund
JNL/AIM Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND (FORMERLY JNL/FI BALANCED FUND)
JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND (FORMERLY JNL/SELECT GLOBAL GROWTH FUND)
JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND
JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND (FORMERLY JNL/SELECT LARGE CAP GROWTH FUND)
JNL/Credit Suisse Global Natural Resources Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs Short Duration Bond Fund
JNL/JPMorgan International Value Fund
JNL/JPMORGAN MIDCAP GROWTH FUND (FORMERLY JNL/FI MID-CAP EQUITY FUND)
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Value Fund
JNL/Lazard Small Cap Value Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
JNL/Mellon Capital Management Index 5 Fund
JNL/Mellon Capital Management 10 x 10 Fund
JNL/Oppenheimer Global Growth Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund JNL/PPM AMERICA CORE EQUITY FUND (FORMERLY JNL/PUTNAM EQUITY FUND)
JNL/PPM America High Yield Bond Fund
JNL/PPM America Value Equity Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Retirement Income Fund
JNL/S&P Retirement 2015 Fund
JNL/S&P Retirement 2020 Fund
JNL/S&P Retirement 2025 Fund
JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Disciplined Growth Fund
JNL/S&P COMPETITIVE ADVANTAGE FUND
JNL/S&P DIVIDEND INCOME & GROWTH FUND
JNL/S&P INTRINSIC VALUE FUND
JNL/S&P TOTAL YIELD FUND JNL/S&P 4 FUND


JNL VARIABLE FUND LLC


JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 30 FUND
JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management S&P(R)24 Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management JNL 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P(R) SMid 60 Fund
JNL/Mellon Capital Management NYSE(R) International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund


HIGHLIGHTED ARE THE FUNDS THAT ARE NEWLY AVAILABLE, OR RECENTLY UNDERWENT NAME CHANGES, AS MAY BE EXPLAINED IN THE ACCOMPANYING PARENTHETICAL. THE FUNDS ARE NOT THE SAME MUTUAL FUNDS THAT YOU WOULD BUY THROUGH YOUR STOCKBROKER OR A RETAIL MUTUAL FUND. THE PROSPECTUSES FOR THE FUNDS ARE ATTACHED TO THIS PROSPECTUS.

EXPENSES FOR A CONTRACT WITH A CONTRACT ENHANCEMENT WILL BE HIGHER THAN THOSE FOR A CONTRACT WITHOUT A CONTRACT ENHANCEMENT, AND IN SOME CASES THE AMOUNT OF A CONTRACT ENHANCEMENT MAY BE MORE THAN OFFSET BY THOSE EXPENSES.

WE OFFER OTHER VARIABLE ANNUITY PRODUCTS WITH DIFFERENT PRODUCT FEATURES, BENEFITS AND CHARGES. IN SOME STATES, YOU MAY PURCHASE THE CONTRACT THROUGH OUR AUTOMATED ELECTRONIC TRANSMISSION/ORDER TICKET VERIFICATION PROCEDURE. ASK YOUR REPRESENTATIVE ABOUT AVAILABILITY AND THE DETAILS.

THE SEC HAS NOT APPROVED OR DISAPPROVED THE PERSPECTIVE ADVANTAGE FIXED AND VARIABLE ANNUITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE.

--------------------------------------------------------------------------------
    o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value o Not a deposit o Not insured by any federal agency
--------------------------------------------------------------------------------




                                                   TABLE OF CONTENTS

KEY FACTS................................................................................................2

FEES AND EXPENSES TABLES.................................................................................5


EXAMPLE..................................................................................................12

THE ANNUITY CONTRACT.....................................................................................13

JACKSON..................................................................................................14

THE GUARANTEED FIXED ACCOUNT AND GMWB FIXED ACCOUNT......................................................14

THE SEPARATE ACCOUNT.....................................................................................15

INVESTMENT DIVISIONS.....................................................................................15

CONTRACT CHARGES.........................................................................................26

DISTRIBUTION OF CONTRACTS................................................................................35

PURCHASES................................................................................................37

CONTRACT ENHANCEMENTS....................................................................................38

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS.............................................................38

TELEPHONE AND INTERNET TRANSACTIONS......................................................................40

ACCESS TO YOUR MONEY.....................................................................................41

INCOME PAYMENTS (THE INCOME PHASE).......................................................................95

DEATH BENEFIT............................................................................................97

TAXES....................................................................................................100

OTHER INFORMATION........................................................................................103

PRIVACY POLICY...........................................................................................105

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.............................................106


APPENDIX A (about Dow Jones).............................................................................A-1


APPENDIX B (Broker-Dealer Support).......................................................................B-1

APPENDIX C (GMWB Prospectus Examples)....................................................................C-1

APPENDIX D (LifeGuard Select GMWB Transfer of Assets Methodology)........................................D-1

APPENDIX E (Accumulation Unit Values)....................................................................E-1





                                    KEY FACTS

------------------------------------------------------- -----------------------------------------------------

ANNUITY SERVICE CENTER:                                 1 (800) 766-4683 (8 a.m. - 8 p.m. ET)

            MAIL ADDRESS:                               P.O. Box 17240, Denver, Colorado 80217-0240

            DELIVERY ADDRESS:                           7601 Technology Way, Denver, Colorado 80237

INSTITUTIONAL MARKETING GROUP
SERVICE CENTER:                                         1 (800) 777-7779 (8 a.m. - 8 p.m. ET)
(for Contracts purchased through a bank
or another financial institution)

            MAIL ADDRESS:                               P.O. Box 30392, Lansing, Michigan 48909-7892

            DELIVERY ADDRESS:                           1 Corporate Way, Lansing, Michigan 48951
                                                        Attn:  IMG

HOME OFFICE:                                            1 Corporate Way, Lansing, Michigan 48951
------------------------------------------------------- -----------------------------------------------------

---------------------------------------------------------- -----------------------------------------------------------

THE ANNUITY CONTRACT                                       The fixed and variable annuity Contract offered by
                                                           Jackson provides a means for allocating on a tax-deferred
                                                           basis for non-qualified Contracts to the guaranteed fixed
                                                           account of Jackson and investment divisions (the
                                                           "Investment Divisions") (collectively, the "Allocation
                                                           Options").  The Contract is intended for retirement
                                                           savings or other long-term investment purposes and
                                                           provides for a death benefit and income options.
---------------------------------------------------------- -----------------------------------------------------------
---------------------------------------------------------- -----------------------------------------------------------


ALLOCATION OPTIONS                                         Your Contract Value may be allocated to no more than 18
                                                           Investment Divisions and the guaranteed fixed account at
                                                           any one time.  If you elect the LifeGuard Select
                                                           Guaranteed Minimum Withdrawal Benefit, automatic
                                                           transfers of your Contract Value may be allocated to a
                                                           Guaranteed Minimum Withdrawal Benefit (GMWB) Fixed
                                                           Account, which also counts against the limit of 18.

---------------------------------------------------------- -----------------------------------------------------------
---------------------------------------------------------- -----------------------------------------------------------

EXPENSES                                                   The Contract has insurance features and investment features, and there are costs related to each.

                                                           Jackson makes a deduction for its insurance  charges that is equal to 1.50% of the daily value of the Contracts  invested in the Investment  Divisions.  This charge does not apply to the guaranteed fixed account. During the accumulation phase,
                                                           Jackson  deducts a $35 annual  contract  maintenance  charge from your Contract.

                                                           If you  select  any one of our  GMWBs,  Jackson  deducts  an additional charge, the maximum of which ranges from 0.51% to
                                                           1.71% of the Guaranteed  Withdrawal Balance (GWB). While the
                                                           charge is deducted from your Contract  Value, it is based on the GWB.  For  more  information,  including  how the GWB is calculated, please see "Contract Charges."

                                                           If you choose the optional  enhanced death benefit,  Jackson will deduct an additional charge equal to 0.15% of the daily value of your Contract invested in the Investment Divisions.

                                                           If you take your  money  out of the  Contract,  Jackson  may assess a withdrawal  charge. The withdrawal charge starts at
                                                           8.5% in the first year after  receipt of a premium  payment, declines to 8% in the second  year,  and  declines 1% a year thereafter to 0% after 9 years.

                                                           Jackson may assess a state  premium tax charge  which ranges from 0% - 3.5% (the  amount of state  premium  tax,  if any, will vary  from  state to  state)  when you begin  receiving regular income payments from your Contract,  when you make a withdrawal or, in states where required, at the time premium payments are made.

                                                           There are also  investment  charges  which are  expected  to range  from  0.60% to  1.89%,  on an  annual  basis,  of the average daily value of the Funds, depending on the Fund.
---------------------------------------------------------- -----------------------------------------------------------
---------------------------------------------------------- -----------------------------------------------------------

PURCHASES                                                  Under most circumstances,  you can buy a Contract for $5,000 or more ($2,000 or more for a qualified plan Contract).  You can add $500 ($50 under the automatic  payment plan) or more at any time during the  accumulation  phase.  We reserve the right to refuse any premium payment.
---------------------------------------------------------- -----------------------------------------------------------
---------------------------------------------------------- -----------------------------------------------------------

CONTRACT ENHANCEMENTS                                      Each time you make a premium payment, Jackson will add an
                                                           additional amount to your Contract equal to 4% of your
                                                           premium payment.  Jackson will not add Contract
                                                           Enhancements to premium payments made within 12 months
                                                           prior to a withdrawal, distribution or payment of a death
                                                           benefit.


                                                           Contract  charges are deducted  from the total value of your
                                                           Contract.  Therefore,  your Contract  incurs expenses on the
                                                           total   Contract   Value,   which   includes   the  Contract
                                                           Enhancements.  You will not receive any Contract Enhancement applied  to your  Contract  within the prior  twelve  months under the  circumstances set forth in the prospectus on page
                                                           38 under  "Contract  Enhancements"  since  charges will have been  assessed  against  the  higher  amount  (premium  plus
                                                           Contract  Enhancement).  It is possible that upon surrender, particularly  in a declining  market,  you will receive less money back than you would have if you had not  received  the
                                                           Contract  Enhancement.  We  expect to  profit  from  certain charges  assessed under the Contract  (i.e.,  the withdrawal charge and the mortality and expense risk charge) associated with the Contract Enhancement.

---------------------------------------------------------- -----------------------------------------------------------
---------------------------------------------------------- -----------------------------------------------------------

ACCESS TO YOUR MONEY                                       During the accumulation phase, there are a number of ways to take  money out of your  Contract,  generally  subject  to a charge or  adjustment.  You may also have to pay  income tax and a tax penalty on any money you take out.
---------------------------------------------------------- -----------------------------------------------------------
---------------------------------------------------------- -----------------------------------------------------------

INCOME PAYMENTS                                            You may choose to receive  regular income from your annuity.
                                                           During  the  income  phase,  you have  the  same  allocation options you had during the accumulation phase.
---------------------------------------------------------- -----------------------------------------------------------
---------------------------------------------------------- -----------------------------------------------------------

DEATH BENEFIT                                              If you die before moving to the income phase, the person
                                                           you have chosen as your beneficiary will receive a death
                                                           benefit.  When you purchase your Contract, you must elect
                                                           the standard death benefit or the optional enhanced death
                                                           benefit.  You cannot change your election after we have
                                                           issued your Contract.
---------------------------------------------------------- -----------------------------------------------------------
---------------------------------------------------------- -----------------------------------------------------------

FREE LOOK                                                  If you cancel your Contract within 20 days after
                                                           receiving it (or whatever period is required in your
                                                           state), Jackson will return the amount your Contract is
                                                           worth on the day we receive your request or the Contract
                                                           is returned to your selling agent, less any Contract
                                                           Enhancements applied to your Contract.  This may be more
                                                           or less than your original payment.  If required by law,
                                                           Jackson will return your premium.  In some states, we are
                                                           required to hold the premiums of a senior citizen in the
                                                           Fixed Account during the free look period, unless we are
                                                           specifically directed to allocate the premiums to the
                                                           Investment Divisions.  State laws vary; your free look
                                                           rights will depend on the laws of the state in which you
                                                           purchased the Contract.
---------------------------------------------------------- -----------------------------------------------------------
---------------------------------------------------------- -----------------------------------------------------------

TAXES                                                      Under the Internal Revenue Code you generally will not be
                                                           taxed on the earnings on the money held in your Contract
                                                           until you take money out (this is referred to as
                                                           tax-deferral).  There are different rules as to how you
                                                           will be taxed depending on how you take the money out and
                                                           whether your Contract is non-qualified or purchased as
                                                           part of a qualified plan.
---------------------------------------------------------- -----------------------------------------------------------




                             FEES AND EXPENSES TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN
BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE (AND FOOTNOTES)
DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY AND
SURRENDER THE CONTRACT, RECEIVE INCOME PAYMENTS OR TRANSFER CASH VALUE BETWEEN
ALLOCATION OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

----------------------------------------------------------------------------------------------------------------------

                         OWNER TRANSACTION EXPENSES (1)

      Maximum Withdrawal Charge (2) -
             PERCENTAGE OF PREMIUM WITHDRAWN, IF APPLICABLE                                                8.5%
      ------ --------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Commutation Fee: Upon a total withdrawal after income payments have commenced under income option 4, or if after death during the period for which payments are guaranteed under income option 3 and beneficiary elects a lump sum payment, the amount received will be reduced by (a) minus (b) where:

          o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

          o    (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1%
               higher than the rate used in (a).
      ---------------------------------------------------------------------------------------------------- --------

      Transfer Charge (3) -
             PER TRANSFER AFTER 15 IN A CONTRACT YEAR                                                      $25
      ------ --------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Expedited Delivery Charge (4)                                                                        $22.50
      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

----- ---------------------------------------------------------------------------------------------------- -------- --

(1)  See "Contract Charges."

(2)  Years Since Premium Payment                0      1     2    3    4     5    6    7     8    9+
     Charge                                     8.5%   8%    7%   6%   5%    4%   3%   2%    1%   0%

(3) We do not count transfers in conjunction with dollar cost averaging, earnings sweep, automatic rebalancing, and periodic automatic transfers.

(4) When, at your request, we incur the expense of providing expedited delivery of your partial withdrawal or complete surrender, we will assess the following charges: $20 for wire service and $10 for overnight delivery
     ($22.50 for Saturday delivery). Withdrawal charges and excess interest adjustments will not be charged on wire/overnight fees.


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY
DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FUNDS' FEES AND
EXPENSES.

----------------------------------------------------------------------------------------------------------------------

                                PERIODIC EXPENSES

      BASE CONTRACT

      Annual Contract Maintenance Charge                                                                   $35

      Separate Account Annual Expenses
              ANNUAL PERCENTAGE OF AVERAGE DAILY ACCOUNT VALUE OF INVESTMENT DIVISIONS                     1.50%

      Mortality And Expense Risk Charge                                                           1.35%

      Administration Charge                                                                       0.15%
      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------
      Total Separate Account Annual Expenses for Base Contract                                             1.50%
      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

----------------------------------------------------------------------------------------------------------------------


      OPTIONAL ENDORSEMENTS - The optional Enhanced Death Benefit endorsement charge is based on average account value. Please see footnotes 5 - 12 for those charges that are not based on average account value.

      SEVERAL OPTIONAL ENDORSEMENTS TO THE CONTRACT ARE AVAILABLE. YOU MAY
      SELECT ONE OF EACH GROUPING BELOW.

      -------------------------------------------------------------------------------------------------------------
      --------------------------------------------------------------------------------------------------- ---------
      Enhanced Death Benefit Maximum Annual Charge                                                        0.15%
      --------------------------------------------------------------------------------------------------- ---------
      -------------------------------------------------------------------------------------------------------------

      -------------------------------------------------------------------------------------------------------------
      7% Guaranteed Minimum Withdrawal Benefit Maximum Annual Charge ("SafeGuard 7 PlusSM") (5)           0.75%
      5% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard 5SM") (6)                             1.47%
      6% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard 6SM") (7)                             1.62%
      5% GMWB Without Step-Up Maximum Annual Charge ("MarketGuard 5SM") (8)                               0.51%
      5% for Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge ("LifeGuard
       AdvantageSM") (9)                                                                                  1.50%
      For Life GMWB With Annual Step-Up Maximum Annual Charge ("LifeGuard Ascent") (10)                   1.50%
      Joint For Life GMWB With Annual Step-Up Maximum Annual Charge ("LifeGuard Ascent With Joint
        Option") (11)                                                                                     1.71%
      For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Maximum
        Annual Charge ("LifeGuard Select") (12)                                                           1.20%

      -------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

(5) The charge is quarterly, currently 0.10% (0.40% annually) of the GWB, subject to a maximum annual charge of 0.75% as used in the Table. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.035% (0.42% annually) of the GWB, subject to a maximum annual charge of 0.75%. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.


        We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Guaranteed Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. For more information, including how the GWB is calculated, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 43. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(6) The charge is quarterly, currently 0.1625% (0.65% annually) of the GWB, subject to a maximum annual charge of 1.45%. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.055% (0.66% annually) of the GWB, subject to a maximum annual charge of 1.47% as used in the Table. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

        We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Guaranteed Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 47. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

        For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH.

(7) The charge is quarterly, currently 0.2125% (0.85% annually) of the GWB, subject to a maximum annual charge of 1.60%. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.0725% (0.87% annually) of the GWB, subject to a maximum annual charge of 1.62% as used in the Table. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

        We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Guaranteed Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. For more information, including how the GWB is calculated, please see "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 51. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

        For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH.

(8) The charge is quarterly, currently 0.05% (0.20% annually) of the GWB, subject to a maximum annual charge of 0.50%. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.0175% (0.21% annually) of the GWB, subject to a maximum annual charge of 0.51% as used in the Table. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

        We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Guaranteed Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page
        55. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.


(9) 1.50% is the maximum annual charge of the 5% for Life GMWB With Bonus and Annual Step-Up for the following age groups: 55-59, 60-64, and 65-69, which charge is payable quarterly. The charge for the 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.


        You pay the applicable percentage of the GWB each quarter. But for Contracts purchased IN WASHINGTON State, the charge is monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.


        We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.

                      5% FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP
            ------------------- --------------------- ------------------------

            Annual Charge             Maximum                 Current
            ------------------- --------------------- ------------------------
            ------------------- --------- ----------- ----------- ------------
            Ages    45 - 49     1.00%/4    1.02%/12    0.55%/4     0.57%/12
                    50 - 54     1.15%/4    1.17%/12    0.70%/4     0.72%/12
                    55 - 59     1.50%/4    1.50%/12    0.95%/4     0.96%/12
                    60 - 64     1.50%/4    1.50%/12    0.95%/4     0.96%/12
                    65 - 69     1.50%/4    1.50%/12    0.95%/4     0.96%/12
                    70 - 74     0.90%/4    0.90%/12    0.55%/4     0.57%/12
                    75 - 80     0.65%/4    0.66%/12    0.40%/4     0.42%/12
            ------------------- --------- ----------- ----------- ------------
            ------------------- ----------------------------------------------
            Charge Basis                             GWB
            ------------------- ----------------------------------------------
            ------------------- --------- ----------- ----------- ------------
            Charge Frequency    Quarterly  Monthly    Quarterly     Monthly


        For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH.

        For more information about the charge for this endorsement, please see "5% For Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 31. For more information about how the endorsement works, please see "5% For Life GMWB With Bonus and Annual Step-Up" beginning on page 59.

(10) 1.50% is the maximum annual charge of the For Life GMWB With Annual Step-Up, which charge is payable quarterly. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. You pay the applicable percentage of the GWB each quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.


        We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.

                          FOR LIFE GMWB WITH ANNUAL STEP-UP
           ------------------- --------------------- ------------------------

           Annual Charge             Maximum                 Current
           ------------------- --------------------- ------------------------
           ------------------- --------- ----------- ------------ -----------
           Ages    45 - 85     1.50%/4    1.50%/12     0.95%/4     0.96%/12
           ------------------- ----------------------------------------------
           Charge Basis                             GWB
           ------------------- ----------------------------------------------
           ------------------- --------- ----------- ------------ -----------
           Charge Frequency    Quarterly  Monthly     Quarterly    Monthly


        For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH.

        For more information about the charge for this endorsement, please see "For Life GMWB With Annual Step-Up Charge" beginning on page 32. For more information about how the endorsement works, please see "For Life GMWB With Annual Step-Up" beginning on page 66.

(11) 1.71% is the maximum annual charge of the Joint For Life GMWB With Annual Step-Up, which charge is payable monthly. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. You pay the applicable percentage of the GWB each quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.


        We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.

                         JOINT FOR LIFE GMWB WITH ANNUAL STEP-UP
           ------------------ ---------------------- ---------------------------

           Annual Charge             Maximum                  Current
           ------------------ ---------------------- ---------------------------
           ------------------ ---------- ----------- ----------- ---------------
           Ages    45 - 85     1.70%/4    1.71%/12    1.15%/4       1.17%/12
           ------------------ --------------------------------------------------
           Charge Basis                              GWB
           ------------------ --------------------------------------------------
           ------------------ ---------- ----------- ----------- ---------------
           Charge Frequency   Quarterly   Monthly    Quarterly      Monthly


        For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH.

        For more information about the charge for this endorsement, please see "Joint For Life GMWB With Annual Step-Up Charge" beginning on page 33. For more information about how the endorsement works, please see "Joint For Life GMWB With Annual Step-Up" beginning on page 74.

(12) 1.20% is the maximum annual charge of the For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up, which charge is payable quarterly. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. You pay the applicable percentage of the GWB each Contract Quarter. But for Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

        We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                   FOR LIFE GMWB WITH BONUS, GUARANTEED WITHDRAWAL
                        BALANCE ADJUSTMENT AND ANNUAL STEP-UP

           ------------------ --------------------- ---------------------------
           Annual Charge            Maximum                  Current
           ------------------ --------------------- ---------------------------
           ------------------ --------- ----------- ------------ --------------
           Ages    55 - 80    1.20%/4    1.20%/12     0.65%/4      0.66%/12
           ------------------ -------------------------------------------------
           Charge Basis                             GWB
           ------------------ -------------------------------------------------
           ------------------ --------- ----------- ------------ --------------
           Charge Frequency   Quarterly  Monthly     Quarterly      Monthly


        For more information about the charge for this endorsement, please see "For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Charge" beginning on page 33. For more information about how the endorsement works, please see "For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up " beginning on page 83. Please check with your representative to learn about the current interest rate for the GMWB Fixed Account. You may also contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.


THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT.

                      TOTAL ANNUAL FUND OPERATING EXPENSES

(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses)

                 ---------------------------------------------

                                 Minimum: 0.59%

                                 Maximum: 1.70%

                 ---------------------------------------------

MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS BELOW. BUT PLEASE REFER TO THE FUNDS' PROSPECTUSES FOR EVEN MORE INFORMATION, INCLUDING INVESTMENT OBJECTIVES, PERFORMANCE, AND INFORMATION ABOUT JACKSON NATIONAL ASSET MANAGEMENT, LLC(R), THE FUNDS' ADVISER AND ADMINISTRATOR, AS WELL AS THE SUB-ADVISERS.



      FUND OPERATING EXPENSES
(AS AN ANNUAL PERCENTAGE OF THE FUND'S
     AVERAGE DAILY NET ASSETS)                               MANAGEMENT                                 ACQUIRED FUND       ANNUAL
                                                                AND           SERVICE        OTHER          FEES AND       OPERATING
             FUND NAME                                       ADMIN FEE A    (12B-1) FEE    EXPENSES B      EXPENSES C       EXPENSES
----------------------------------------------------------- -------------- -------------- -------------- -------------- ------------
----------------------------------------------------------- -------------- -------------- -------------- -------------- ------------

JNL/AIM International Growth                                     0.82%          0.20%          0.01%          0.00%          1.03%

----------------------------------------------------------- -------------- -------------- -------------- -------------- ------------
----------------------------------------------------------- -------------- -------------- -------------- -------------- ------------
JNL/AIM Large Cap Growth                                         0.80%          0.20%          0.00%          0.01%          1.01%
----------------------------------------------------------- -------------- -------------- -------------- -------------- ------------
----------------------------------------------------------- -------------- -------------- -------------- -------------- ------------
JNL/AIM Real Estate                                              0.82%          0.20%          0.00%          0.01%          1.03%
----------------------------------------------------------- -------------- -------------- -------------- -------------- ------------
----------------------------------------------------------- -------------- -------------- -------------- -------------- ------------
JNL/AIM Small Cap Growth                                         0.95%          0.20%          0.01%          0.00%          1.16%
----------------------------------------------------------- -------------- -------------- -------------- -------------- ------------
----------------------------------------------------------- -------------- -------------- -------------- -------------- ------------

JNL/Capital Guardian Global Balanced                             0.80%          0.20%          0.02%          0.00%          1.02%
----------------------------------------------------------- -------------- -------------- -------------- -------------- ------------
----------------------------------------------------------- -------------- -------------- -------------- -------------- ------------
JNL/Capital Guardian Global Diversified Research                 0.90%          0.20%          0.01%          0.00%          1.11%
----------------------------------------------------------- -------------- -------------- -------------- -------------- ------------
----------------------------------------------------------- -------------- -------------- -------------- -------------- ------------
JNL/Capital Guardian International Small Cap                     1.10%          0.20%          0.01%          0.00%          1.31%
----------------------------------------------------------- -------------- -------------- -------------- -------------- ------------
----------------------------------------------------------- -------------- -------------- -------------- -------------- ------------
JNL/Capital Guardian U.S. Growth Equity                          0.80%          0.20%          0.00%          0.00%          1.00%

----------------------------------------------------------- -------------- -------------- -------------- -------------- ------------
----------------------------------------------------------- -------------- -------------- -------------- -------------- ------------
JNL/Credit Suisse Global Natural Resources                       0.85%          0.20%          0.01%          0.00%          1.06%
----------------------------------------------------------- -------------- -------------- -------------- -------------- ------------
----------------------------------------------------------- -------------- -------------- -------------- -------------- ------------
JNL/Credit Suisse Long/Short                                     1.00%          0.20%          0.50% D        0.00%          1.70%
----------------------------------------------------------- -------------- -------------- -------------- -------------- ------------
----------------------------------------------------------- -------------- -------------- -------------- -------------- ------------
JNL/Eagle Core Equity                                            0.73%          0.20%          0.00%          0.01%          0.94%
----------------------------------------------------------- -------------- -------------- -------------- -------------- ------------
----------------------------------------------------------- -------------- -------------- -------------- -------------- ------------
JNL/Eagle SmallCap Equity                                        0.83%          0.20%          0.01%          0.01%          1.05%
----------------------------------------------------------- -------------- -------------- -------------- -------------- ------------
----------------------------------------------------------- -------------- -------------- -------------- -------------- ------------
JNL/Franklin Templeton Founding Strategy                         0.05%          0.00%          0.01%          1.09% E        1.15%
----------------------------------------------------------- -------------- -------------- -------------- -------------- ------------
----------------------------------------------------------- -------------- -------------- -------------- -------------- ------------
JNL/Franklin Templeton Global Growth                             0.90%          0.20%          0.01%          0.00%          1.11%
----------------------------------------------------------- -------------- -------------- -------------- -------------- ------------
----------------------------------------------------------- -------------- -------------- -------------- -------------- ------------
JNL/Franklin Templeton Income                                    0.90%          0.20%          0.00%          0.00%          1.10%
----------------------------------------------------------- -------------- -------------- -------------- -------------- ------------
----------------------------------------------------------- -------------- -------------- -------------- -------------- ------------
JNL/Franklin Templeton Mutual Shares                             0.85%          0.20%          0.01%          0.00%          1.06%
----------------------------------------------------------- -------------- -------------- -------------- -------------- ------------
----------------------------------------------------------- -------------- -------------- -------------- -------------- ------------
JNL/Franklin Templeton Small Cap Value                           0.95%          0.20%          0.01%          0.03%          1.19%
----------------------------------------------------------- -------------- -------------- -------------- -------------- ------------
----------------------------------------------------------- -------------- -------------- -------------- -------------- ------------
JNL/Goldman Sachs Core Plus Bond                                 0.70%          0.20%          0.00%          0.00%          0.90%
----------------------------------------------------------- -------------- -------------- -------------- -------------- ------------
----------------------------------------------------------- -------------- -------------- -------------- -------------- ------------
JNL/Goldman Sachs Mid Cap Value                                  0.84%          0.20%          0.01%          0.01%          1.06%
----------------------------------------------------------- -------------- -------------- -------------- -------------- ------------
----------------------------------------------------------- -------------- -------------- -------------- -------------- ------------
JNL/Goldman Sachs Short Duration Bond                            0.54%          0.20%          0.00%          0.00%          0.74%
----------------------------------------------------------- -------------- -------------- -------------- -------------- ------------
----------------------------------------------------------- -------------- -------------- -------------- -------------- ------------
JNL/JPMorgan International Value                                 0.83%          0.20%          0.00%          0.01%          1.04%
----------------------------------------------------------- -------------- -------------- -------------- -------------- ------------
----------------------------------------------------------- -------------- -------------- -------------- -------------- ------------

JNL/JPMorgan MidCap Growth                                        0.80%          0.20%          0.01%          0.01%          1.02%

------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/JPMorgan U.S. Government & Quality Bond                       0.58%          0.20%          0.01%          0.00%          0.79%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/Lazard Emerging Markets                                       1.15%          0.20%          0.00%          0.02%          1.37%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/Lazard Mid Cap Value                                          0.82%          0.20%          0.01%          0.01%          1.04%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/Lazard Small Cap Value                                        0.85%          0.20%          0.01%          0.01%          1.07%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/Mellon Capital Management S&P 500 Index                       0.39%          0.20%          0.01%          0.01%          0.61%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/Mellon Capital Management S&P 400 MidCap Index                0.39%          0.20%          0.02%          0.01%          0.62%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/Mellon Capital Management Small Cap Index                     0.39%          0.20%          0.01%          0.01%          0.61%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/Mellon Capital Management International Index                 0.45%          0.20%          0.01%          0.01%          0.67%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/Mellon Capital Management Bond Index                          0.40%          0.20%          0.01%          0.00%          0.61%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index        0.59%          0.20%          0.01%          0.01%          0.81%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/Mellon Capital Management Index 5                             0.05%          0.00%          0.01%          0.62% E        0.68%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/Mellon Capital Management 10 x 10                             0.05%          0.00%          0.01%          0.64% E        0.70%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/Oppenheimer Global Growth                                     0.85%          0.20%          0.01%          0.00%          1.06%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/PIMCO Real Return                                             0.60%          0.20%          0.01%          0.00%          0.81%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/PIMCO Total Return Bond                                       0.60%          0.20%          0.01%          0.00%          0.81%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------

JNL/PPM America Core Equity                                       0.75%          0.20%          0.01%          0.00%          0.96%

------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/PPM America High Yield Bond Fund                              0.57%          0.20%          0.01%          0.00%          0.78%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/PPM America Value Equity                                      0.65%          0.20%          0.00%          0.00%          0.85%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/Select Balanced                                               0.58%          0.20%          0.01%          0.01%          0.80%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/Select Money Market                                           0.38%          0.20%          0.01%          0.00%          0.59%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/Select Value                                                  0.64%          0.20%          0.00%          0.01%          0.85%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/T. Rowe Price Established Growth                              0.70%          0.20%          0.00%          0.00%          0.90%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/T. Rowe Price Mid-Cap Growth                                  0.81%          0.20%          0.01%          0.00%          1.02%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/T. Rowe Price Value                                           0.75%          0.20%          0.01%          0.00%          0.96%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/S&P Managed Conservative                                      0.18%          0.00%          0.01%          0.83% F        1.02%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/S&P Managed Moderate                                          0.18%          0.00%          0.01%          0.87% F        1.06%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/S&P Managed Moderate Growth                                   0.16%          0.00%          0.00%          0.92% F        1.08%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/S&P Managed Growth                                            0.15%          0.00%          0.01%          0.96% F        1.12%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/S&P Managed Aggressive Growth                                 0.17%          0.00%          0.00%          0.99% F        1.16%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/S&P Retirement Income                                         0.18%          0.00%          0.01%          0.91% F        1.10%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/S&P Retirement 2015                                           0.18%          0.00%          0.01%          0.97% F        1.16%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/S&P Retirement 2020                                           0.18%          0.00%          0.02%          0.98% F        1.18%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/S&P Retirement 2025                                           0.18%          0.00%          0.04%          0.97% F        1.19%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/S&P Disciplined Moderate                                      0.18%          0.00%          0.01%          0.67% E        0.86%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/S&P Disciplined Moderate Growth                               0.18%          0.00%          0.01%          0.67% E        0.86%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/S&P Disciplined Growth                                        0.18%          0.00%          0.01%          0.66% E        0.85%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/Mellon Capital Management 25                                  0.44%          0.20%          0.01%          0.00%          0.65%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------

JNL/S&P Competitive Advantage                                     0.50%          0.20%          0.01%          0.00%          0.71%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/S&P Dividend Income & Growth                                  0.50%          0.20%          0.01%          0.00%          0.71%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/S&P Intrinsic Value                                           0.50%          0.20%          0.01%          0.00%          0.71%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/S&P Total Yield                                               0.50%          0.20%          0.01%          0.00%          0.71%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/S&P 4                                                         0.05%          0.00%          0.01%          0.71% E        0.77%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/Mellon Capital Management Nasdaq(R) 25                        0.52%          0.20%          0.04%          0.00%          0.76%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/Mellon Capital Management Value Line(R) 30                    0.44%          0.20%          0.15%          0.00%          0.79%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/Mellon Capital Management DowSM Dividend                      0.47%          0.20%          0.03%          0.01%          0.71%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/Mellon Capital Management S&P(R) 24                           0.52%          0.20%          0.02%          0.01%          0.75%

------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/Mellon Capital Management Select Small-Cap                    0.44%          0.20%          0.01%          0.00%          0.65%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/Mellon Capital Management JNL 5                               0.43%          0.20%          0.01%          0.00%          0.64%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/Mellon Capital Management VIP                                 0.45%          0.20%          0.04%          0.00%          0.69%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/Mellon Capital Management JNL Optimized 5                     0.51%          0.20%          0.05%          0.01%          0.77%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/Mellon Capital Management S&P(R) SMid 60                      0.52%          0.20%          0.02%          0.00%          0.74%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/Mellon Capital Management NYSE(R) International 25            0.57%          0.20%          0.05%          0.00%          0.82%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/Mellon Capital Management Communications Sector               0.52%          0.20%          0.03%          0.00%          0.75%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/Mellon Capital Management Consumer Brands Sector              0.52%          0.20%          0.03%          0.00%          0.75%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/Mellon Capital Management Financial Sector                    0.52%          0.20%          0.03%          0.00%          0.75%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/Mellon Capital Management Healthcare Sector                   0.50%          0.20%          0.03%          0.00%          0.73%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/Mellon Capital Management Oil & Gas Sector                    0.45%          0.20%          0.03%          0.00%          0.68%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------
JNL/Mellon Capital Management Technology Sector                   0.52%          0.20%          0.03%          0.00%          0.75%
------------------------------------------------------------ -------------- -------------- -------------- -------------- -----------

A    Certain   Funds  pay  Jackson   National   Asset   Management,   LLC,   the
     Administrator, an administrative fee for certain services provided to the Fund by the Administrator.


     The JNL/AIM International Growth Fund, the JNL/Capital Guardian International Small Cap Fund, the JNL/Capital Guardian Global Diversified Research Fund, the JNL/Capital Guardian Global Balanced Fund, the JNL/Credit Suisse Global Natural Resources Fund, the JNL/Credit Suisse Long/Short Fund, the JNL/Franklin Templeton Global Growth Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Oppenheimer Global Growth Fund, and all of the JNL/Mellon Capital Management Funds EXCEPT the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management Small Cap Index Fund, the JNL/Mellon Capital Management Bond Index Fund, the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, and the JNL/Mellon Capital Management NYSE(R) International 25 Fund pay an administrative fee of 0.15%.

     The JNL/Mellon Capital Management NYSE(R) International 25 Fund pays an administrative fee of 0.20%.

     The JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, and all of the JNL/S&P Funds EXCEPT the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, and the JNL/S&P Total Yield Fund pay an administrative fee of 0.05%.

     All the other Funds pay an administrative fee of 0.10%. The Management and Administrative Fee and the Annual Operating Expenses columns in this table reflect the inclusion of any applicable administrative fee.


B Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.

C ACQUIRED FUND FEES AND EXPENSES. The expenses shown represent the Funds' pro rata share of fees and expenses of investing in mutual funds, including money market funds used for purposes of investing available cash balances.

D Amount includes the estimated costs associated with the Fund's short sales on equity securities. The percentage shown represents estimates for the Fund's initial year of operations and assumes that the Fund maintains short equity positions of approximately 20% of its net assets. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. Dividend expense on short sales is estimated to be 0.37% of the 0.50%. In addition, the Fund will incur fees in connection with the borrowing of securities in order to effect the short sale transactions, which is estimated to be 0.12% of the 0.50%. The Fund's actual dividend expenses paid and stock loan fees on securities sold short may be significantly higher or lower than the estimates above due to, among other factors, the actual extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.

E Amounts are based on the target allocations to underlying funds. Actual amounts may be higher or lower than those shown above.

F Amounts are based on the allocations to underlying funds during the year ended December 31, 2006. Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

                                     EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

The example assumes that you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The following example includes the maximum Fund fees and expenses and the cost if you select the optional enhanced death benefit and the guaranteed minimum withdrawal benefit (using the maximum possible charge). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

         1 YEAR              3 YEARS           5 YEARS           10 YEARS
         $598                $1,606            $2,607            $5,097

If you annuitize at the end of the applicable time period:

         1 YEAR*             3 YEARS            5 YEARS          10 YEARS
         $598                $1,606             $2,607           $5,097

* Withdrawal charges apply to income payments occurring within one year of the Contract's Issue Date.

If you do NOT surrender your Contract:

         1 YEAR              3 YEARS           5 YEARS           10 YEARS
         $513                $1,536            $2,557            $5,097

THE EXAMPLE DOES NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

CONDENSED FINANCIAL INFORMATION. The information about the values of all accumulation units constitute the condensed financial information, which can be found in the Statement of Additional Information. The value of an accumulation unit is determined on the basis of changes in the per share value of an underlying fund and Separate Account charges for the base Contract and the various combinations of optional endorsements. The financial statements of the Separate Account and Jackson can be found in the Statement of Additional Information. The financial statements of the Separate Account include information about all the contracts offered through the Separate Account. The financial statements of Jackson that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts. Jackson's financial statements do not bear on the future investment experience of the assets held in the Separate Account. For your copy of the Statement of Additional Information, please contact us at the Annuity Service Center. Our contact information is on the cover page of this prospectus.

                              THE ANNUITY CONTRACT


The fixed and variable annuity Contract offered by Jackson is a Contract between you, the Owner, and Jackson, an insurance company. The Contract provides a means for allocating on a tax-deferred basis to a guaranteed fixed account, GMWB Fixed Account (only if the optional LifeGuard Select GMWB is elected) and Investment Divisions. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options. We will not issue a Contract to someone older than age 80.


The Contract, like all deferred annuity contracts, has two phases: (1) the accumulation phase and (2) the income phase. Any withdrawals under a tax-qualified contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified contract because contributions will have been made on a pre-tax or tax-deductible basis. Income payments under either a non-qualified contract or a tax-qualified contract will be taxable except to the extent that they represent a partial repayment of the investment in the Contract.

The Contract offers guaranteed fixed account options. The guaranteed fixed account options each offer a minimum interest rate that is guaranteed by Jackson for the duration of the guaranteed fixed account period. While your money is in a guaranteed fixed account, the interest your money earns and your principal are guaranteed by Jackson. The value of a guaranteed fixed account may be reduced if you make a withdrawal prior to the end of the guaranteed fixed account period, but will never be less than the premium payments accumulated at 3% per year. If you choose to have your annuity payments come from the guaranteed fixed account, your payments will remain level throughout the entire income phase.


In addition to the guaranteed fixed account options, there is a GMWB Fixed Account. The GMWB Fixed Account is available ONLY in conjunction with the purchase of the LifeGuard Select GMWB. If you elect to purchase the LifeGuard Select GMWB, automatic transfers of your Contract Value may be required to and from the GMWB Fixed Account according to non-discretionary formulas. You may not allocate additional monies to the GMWB Fixed Account. For more information regarding the GMWB Fixed Account, please see below.


The Contract also offers Investment Divisions. The Investment Divisions are designed to offer a higher return than the guaranteed fixed account. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR MONEY. If you put money in the Investment Divisions, the amount of money you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

As the Owner, you can exercise all the rights under the Contract. You can assign the Contract at any time before the Income Date, but Jackson will not be bound until it receives written notice of the assignment (there is an assignment form). An assignment may be a taxable event. Your ability to change ownership is limited on Contracts with one of the For Life GMWBs. Please contact our Annuity Service Center for help and more information.

The Contracts described in this prospectus are flexible premium deferred annuities and may be issued as either individual or group contracts. Contracts issued in your state may provide different features and benefits than those described in this prospectus. This prospectus provides a general description of the Contracts.

                                     JACKSON

Jackson is a stock life insurance company organized under the laws of the state of Michigan in June 1961. Its legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. Jackson is admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. Jackson is ultimately a wholly owned subsidiary of Prudential plc (London, England).

Jackson has responsibility for administration of the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Contract Owner and the number and type of Contracts issued to each Contract Owner, and records with respect to the value of each Contract.

Jackson is working to provide documentation electronically. When this program is available, Jackson will, as permitted, forward documentation electronically. Please contact Jackson at our Annuity Service Center for more information.


               THE GUARANTEED FIXED ACCOUNT AND GMWB FIXED ACCOUNT

CONTRACT VALUE ALLOCATED TO THE GUARANTEED FIXED ACCOUNT AND/OR THE GMWB FIXED ACCOUNT WILL BE PLACED WITH OTHER ASSETS IN JACKSON'S GENERAL ACCOUNT. THE GUARANTEED FIXED ACCOUNT AND THE GMWB FIXED ACCOUNT ARE NOT REGISTERED WITH THE SEC AND THE SEC DOES NOT REVIEW THE INFORMATION WE PROVIDE TO YOU ABOUT THEM. DISCLOSURES REGARDING THE FIXED ACCOUNT AND THE GMWB FIXED ACCOUNT, HOWEVER, MAY BE SUBJECT TO THE GENERAL PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES. YOUR CONTRACT CONTAINS A MORE COMPLETE DESCRIPTION OF THE GUARANTEED FIXED ACCOUNT AND THE GMWB FIXED ACCOUNT.

THE GMWB FIXED ACCOUNT

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FIXED ACCOUNT. The GMWB Fixed Account is available only in conjunction with the purchase of the LifeGuard Select GMWB. If you elect to purchase the LifeGuard Select GMWB, automatic transfers of your Contract Value may be required to and from the GMWB Fixed Account according to non-discretionary formulas. You may not allocate additional monies to the GMWB Fixed Account.

The Contract Value in the GMWB Fixed Account is credited with a specific interest rate. The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year. GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared. The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 3%. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

Contract charges deducted from the guaranteed fixed account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account. There is no excess interest adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account. Transfers to and from the GMWB Fixed Account are AUTOMATIC according to non-discretionary formulas; you may NOT CHOOSE to transfer amounts to and from the GMWB Fixed Account. These automatic transfers will not count against the 15 free transfers in a Contract Year. You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

For more detailed information regarding LifeGuard Select, including the GMWB Fixed Account, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement" beginning on page 83.


                              THE SEPARATE ACCOUNT

The Jackson National Separate Account V was established by Jackson on September 25, 1998, pursuant to the provisions of Michigan law, as a segregated asset account of the company. The Separate Account is a "Separate Account" under state insurance law and under a unit investment trust under federal securities laws and is registered as an investment company with the SEC.

The assets of the Separate Account legally belong to Jackson and the obligations under the Contracts are obligations of Jackson. However, the Contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the Contracts and not against any other Contracts Jackson may issue.

The Separate Account is divided into Investment Divisions. Jackson does not guarantee the investment performance of the Separate Account or the Investment Divisions.

                              INVESTMENT DIVISIONS


Your Contract Value may be allocated to no more than 18 Investment Divisions, the guaranteed fixed account and the GMWB Fixed Account at any one time. Each Investment Division purchases the shares of one underlying fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account options and the GMWB Fixed Account. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR CONTRACT VALUE ALLOCATED TO ANY OF THE INVESTMENT Divisions. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.


The following Investment Divisions are each known as a Fund of Funds. Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds. You should read the prospectus for the JNL Series Trust for more information.

         JNL/Franklin Templeton Founding Strategy
         JNL/Mellon Capital Management Index 5
         JNL/Mellon Capital Management 10 x 10
         JNL/S&P Managed Conservative
         JNL/S&P Managed Moderate
         JNL/S&P Managed Moderate Growth
         JNL/S&P Managed Growth
         JNL/S&P Managed Aggressive Growth
         JNL/S&P Retirement Income
         JNL/S&P Retirement 2015
         JNL/S&P Retirement 2020
         JNL/S&P Retirement 2025
         JNL/S&P Disciplined Moderate
         JNL/S&P Disciplined Moderate Growth
         JNL/S&P Disciplined Growth

THE NAMES OF THE FUNDS THAT ARE AVAILABLE, ALONG WITH THE NAMES OF THE ADVISERS AND SUB-ADVISERS AND A BRIEF STATEMENT OF EACH INVESTMENT OBJECTIVE, ARE BELOW:


-------------------------------------------------------------------------------------------------------------------
                                JNL SERIES TRUST
-------------------------------------------------------------------------------------------------------------------

JNL/AIM INTERNATIONAL GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by investing in a diversified portfolio of reasonably priced, quality international equity securities whose issuers are considered by the Fund's portfolio managers to have strong fundamentals and/or accelerating earnings growth.

-------------------------------------------------------------------------------------------------------------------

JNL/AIM LARGE CAP GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.

-------------------------------------------------------------------------------------------------------------------
JNL/AIM REAL ESTATE FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc. and INVESCO Institutional
     (N.A.), Inc. (sub-sub-adviser))

         Seeks high total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in real estate and real estate-related companies.

-------------------------------------------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-cap companies.

-------------------------------------------------------------------------------------------------------------------

JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

         Seeks income and capital growth, consistent with reasonable risk via balanced accomplishment of long-term growth of capital, current income, and conservation of principal through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers. The Fund's neutral position is a 65%/35% blend of equities and fixed-income, but may allocate 55% to 75% to equities and 25% to 45% to fixed-income.
-------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

         Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks and preferred shares (or securities convertible or exchangeable into such securities) of companies with market capitalization greater than $1 billion at the time of purchase.

-------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND
Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

         Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of non-U.S. issuers (including ADRs and other U.S.
         registered securities) and securities whose principal markets are outside the U.S. with market capitalization of between $50 million and $2 billion at the time of purchase.

-------------------------------------------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

         Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including ADRs and other U.S. registered foreign securities). The Fund normally will invest in common stocks (or securities convertible or exchangeable into common stocks) of companies with market capitalization greater than $1.5 billion at the time of purchase.

-------------------------------------------------------------------------------------------------------------------

JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management, LLC and Credit Suisse Asset
     Management Limited (sub-sub-adviser))

         Seeks long-term growth of capital by investing a minimum of 95% (of the majority of its assets) of its assets in worldwide companies.

-------------------------------------------------------------------------------------------------------------------
JNL/CREDIT SUISSE LONG/SHORT FUND
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management, LLC)

         Seeks total return by investing through a quantitative active equity management strategy that allows the portfolio to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks.

-------------------------------------------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

         Seeks long-term growth through capital appreciation and, secondarily, current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities consisting primarily of common stocks of large U.S.
         companies.

-------------------------------------------------------------------------------------------------------------------
JNL/EAGLE SMALL CAP EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S.
         companies with market capitalizations in the range of $100 million to $3 billion.

-------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON FOUNDING STRATEGY FUND
     Jackson National Asset Management, LLC

         Seeks capital appreciation by investing in a combination of mutual funds (Underlying Funds) on a fixed percentage basis. These Underlying
         Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

-------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)

         Seeks long-term capital growth by investing primarily in the equity securities of companies located anywhere in the world, including emerging markets (under normal market conditions).

-------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND
     Jackson National Asset Management, LLC (and Franklin Advisory Services, LLC)

         Seeks to maximize income while maintaining prospects for capital appreciation by investing in a diversified portfolio of debt and equity securities.

-------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND
     Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)

         Seeks capital appreciation, which may occasionally be short-term, and secondarily, income by investing in equity securities of companies in any nation, pursuant to manager discretion. The Fund invests primarily
         (up to 80%) in mid- and large-cap companies with market capitalization greater than $1.5 billion at the time of investment, but it may invest a significant portion of its assets in small-cap companies as well.

-------------------------------------------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and Franklin Advisory Services, LLC)

         Seeks long-term total return by investing at least 80% of its assets
         (net assets plus the amount of any borrowings for investment purposes) in investments of small-capitalization companies.

-------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS CORE PLUS BOND FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

         Seeks a high level of current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

-------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap(R)
         Value Index at the time of investing.

-------------------------------------------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

         Seeks a high level of current income, and secondarily, the potential for capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed income securities.

-------------------------------------------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

-------------------------------------------------------------------------------------------------------------------

JNL/JPMORGAN MIDCAP GROWTH FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks capital growth over the long-term by investing primarily in common stocks of mid-cap companies which its sub-adviser, J.P. Morgan
         Investment Management Inc. ("JPMorgan"), believes are capable of achieving sustained growth. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase.

-------------------------------------------------------------------------------------------------------------------

JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks a high level of current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in: (i) U.S. treasury obligations; (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government; and (iii) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S.
         government.

-------------------------------------------------------------------------------------------------------------------
JNL/LAZARD EMERGING MARKETS FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

         Seeks long-term capital appreciation by investing 80% of its assets
         (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries and that the sub-adviser believes are undervalued based on their earnings, cash flow or asset values.

-------------------------------------------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S.
         companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.

-------------------------------------------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S.
         companies with market capitalizations in the range of companies represented by the Russell 2000(R) Index that the sub-adviser believes are undervalued.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the S&P 500(R) Index to provide long-term capital growth by investing in large-capitalization company securities.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the S&P 400(R) Index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Russell 2000(R) Index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Morgan Stanley Capital
         International Europe Australasia Far East Free Index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Lehman Brothers Aggregate Bond
         Index to provide a moderate rate of income by investing in domestic fixed-income investments.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to exceed the performance of the S&P 500 Index by tilting towards stocks having higher expected return while maintaining overall index characteristics.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INDEX 5 FUND
     Jackson National Asset Management, LLC

         Seeks capital appreciation by initially allocating in the following Funds:

         >> 20% in the JNL/Mellon Capital Management S&P 500 Index Fund;
         >> 20% in the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;
         >> 20% in the JNL/Mellon Capital Management Small Cap Index Fund;
         >> 20% in the JNL/Mellon Capital Management International Index Fund; and
         >> 20% in the JNL/Mellon Capital Management Bond Index Fund.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 10 X 10 FUND
Jackson National Asset Management, LLC

         Seeks capital appreciation and income by initially allocating in the following Funds:

         >> 50% in the Class A shares of the JNL/Mellon Capital Management JNL 5 Fund;
         >> 10% in the Class A shares of the JNL/Mellon Capital Management S&P 500 Index Fund;
         >> 10% in the Class A shares of the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;
         >> 10% in the Class A shares of the JNL/Mellon Capital Management Small Cap Index Fund;
         >> 10% in the Class A shares of the JNL/Mellon Capital Management International Index Fund; and
         >> 10% in the Class A shares of the JNL/Mellon Capital Management Bond Index Fund.

-------------------------------------------------------------------------------------------------------------------
JNL/OPPENHEIMER GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

         Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

-------------------------------------------------------------------------------------------------------------------
JNL/PIMCO REAL RETURN FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

         Seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.

-------------------------------------------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

         Seeks maximum total return, consistent with the preservation of capital and prudent investment management, by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents.

-------------------------------------------------------------------------------------------------------------------

JNL/PPM AMERICA CORE EQUITY FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)

         Seeks long-term capital growth by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.

-------------------------------------------------------------------------------------------------------------------

JNL/PPM AMERICA HIGH YIELD BOND FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)

         Seeks to maximize current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities ("junk bonds") and related investments and may invest in derivative instruments that have economic characteristics similar to the fixed income instruments, and in derivative instruments such as options, futures contracts or swap agreements, including credit default swaps, and may also invest in securities of foreign insurers.

-------------------------------------------------------------------------------------------------------------------
JNL/PPM AMERICA VALUE EQUITY FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)

         Seeks long-term capital growth by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.

-------------------------------------------------------------------------------------------------------------------
JNL/SELECT BALANCED FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities, but may also invest up to 15% of its assets in foreign equity and fixed income securities.

-------------------------------------------------------------------------------------------------------------------
JNL/SELECT MONEY MARKET FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

-------------------------------------------------------------------------------------------------------------------
JNL/SELECT VALUE FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks long-term growth of capital by investing at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations. Using a value approach, the fund seeks to invest in stocks that are undervalued relative to other stocks.

-------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term growth of capital and increasing dividend income by investing primarily in a diversified portfolio of common stocks of well-established growth companies.

-------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE MID-CAP GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies which the sub-adviser expects to grow at a faster rate than the average company.

-------------------------------------------------------------------------------------------------------------------
JNL/T. ROWE PRICE VALUE FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. In taking a value approach to investment selection, at least 65% of its total assets will be invested in common stocks the sub-advisor regards as undervalued.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL
         Variable Fund LLC that invest in equity and fixed income securities.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL
         Variable Fund LLC that invest in equity and fixed income securities.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks capital growth by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT INCOME FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks high current income and as a secondary objective, capital appreciation by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors already in or near retirement.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2015 FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation.
         Once the Fund reaches an allocation that is similar to the JNL/S&P
         Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2015, assuming a retirement age of 65.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2020 FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation.
         Once the Fund reaches an allocation that is similar to the JNL/S&P
         Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2020, assuming a retirement age of 65.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2025 FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

         Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation.
         Once the Fund reaches an allocation that is similar to the JNL/S&P
         Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2025, assuming a retirement age of 65.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P DISCIPLINED MODERATE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

         Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (Underlying
         Funds), which are part of the JNL Series Trust and the JNL Variable
         Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P DISCIPLINED MODERATE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

         Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (Underlying
         Funds), which are part of the JNL Series Trust and the JNL Variable
         Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P DISCIPLINED GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

         Seeks capital growth, and current income by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying
         Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.

-------------------------------------------------------------------------------------------------------------------

JNL/S&P COMPETITIVE ADVANTAGE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon
     Capital Management Corporation)

         Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor's Investment Advisory Services LLC
         ("SPIAS"), profitable, predominantly higher-quality, and larger capitalization companies. In selecting the companies, SPIAS looks for companies, which are in the top decile by return on invested capital with the lowest market-to-book multiples.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P DIVIDEND INCOME & GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon
     Capital Management Corporation)

         Seeks primarily capital appreciation with a secondary focus on current income by investing approximately equal amounts in the common stock of the 30 companies, that have the highest indicated annual dividend yields ("Dividend Yield") within their sector. The three stocks with the highest Dividend Yield, are selected from each of 10 economic sectors in the S&P 500.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P INTRINSIC VALUE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon
     Capital Management Corporation)

         Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor's
         Investment Advisory Services LLC ("SPIAS"), larger, predominantly higher-quality companies with strong free cash flows and low external financing needs.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P TOTAL YIELD FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon
     Capital Management Corporation)

         Seeks capital appreciation by investing approximately equal amounts in the common stock of the 30 companies that have the highest S&P Total
         Yield (a broad measure of cash returned to shareholders and bondholders). Standard & Poor's Investment Advisory Services LLC
         ("SPIAS") seeks companies that are significantly reducing their debt burden and/or increasing their equity distributions.

-------------------------------------------------------------------------------------------------------------------
JNL/S&P 4 FUND
     Jackson National Asset Management, LLC

         Seeks capital appreciation by investing in a combination of mutual funds ("Underlying Funds") on a fixed percentage basis. The Fund seeks to achieve its objective by making initial allocations of its assets and cash flows to the following four Underlying Funds (Class A) on each Stock Selection Date:

         >> 25% in JNL/S&P Competitive Advantage Fund; and
         >> 25% in JNL/S&P Dividend Income & Growth Fund; and
         >> 25% in JNL/S&P Intrinsic Value Fund; and
         >> 25% in JNL/S&P Total Yield Fund.

-------------------------------------------------------------------------------------------------------------------


ABOUT THE JNL/S&P RETIREMENT FUNDS. The JNL/S&P Retirement Funds have retirement target dates. The investment strategies of these funds are designed to limit your risk of investment losses as of the date you expect to make withdrawals from your Contract. There is at least some degree of overlap between this fundamental goal and the protections provided under the Contract's basic death benefit and under certain optional features, specifically any GMWB.

Each of these two benefits provides a specific guarantee of minimum value regardless of investment performance on certain relevant dates, such as an Owner's specific age under a GMWB. To the extent the JNL/S&P Retirement Funds achieve their specific goals, the need for and the additional value of the protections received under these two benefits may be somewhat diminished.

The potential for overlap is greatest for the GMWB because this benefit will come into effect at approximately the same date as the JNL/S&P Retirement Funds' applicable target retirement date. The potential for overlap generally is less for death benefits because those benefits do not come into effect on a fixed or predetermined date and the likelihood the Owner's date of death will be the same as the date that is the target date for the JNL/S&P Retirement Funds is relatively small.

You, therefore, are encouraged to consider whether you want to participate in an optional benefit when you plan to invest in a JNL/S&P Retirement Fund. Among the considerations are the charges for the optional benefits and the value to you of having overlapping goals and protections. In addition, there may be personal considerations affecting your decision that a knowledgeable adviser can assist you in weighing.


-------------------------------------------------------------------------------------------------------------------
                              JNL VARIABLE FUND LLC
-------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation by investing in common stocks of 25 companies selected from stocks included in the Nasdaq-100 Index(R).

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 30 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks capital appreciation by investing in 30 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 25 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last fiscal year compared to the prior year and price-to-book on each "Stock Selection Date."

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P(R) 24 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through capital appreciation by investing in the common stocks of companies that have the potential for capital appreciation by investing in common stocks of 24 companies selected from a subset of stocks included in the Standard & Poor's 500 Composite
         Stock Price Index ("S&P 500 Index(R)").

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income by investing the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock
         Exchange ("NYSE").

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through capital appreciation by investing at least
         80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of 100 small capitalization ("small cap") companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange
         ("NYSE"), the American Stock Exchange ("AMEX") or The Nasdaq Stock
         Market ("Nasdaq"), on each Stock Selection Date.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

         >> 20% in the DowSM 10 Strategy, a dividend yielding strategy;
         >> 20% in the S&P(R) 10 Strategy, a blended valuation-momentum strategy;
         >> 20% in the Global 15 Strategy, a dividend yielding strategy;
         >> 20% in the 25 Strategy, a dividend yielding strategy and >> 20% in the Select Small-Cap Strategy, a small capitalization strategy.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VIP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies:

         >> The DowSM Core 5 Strategy;
         >> The European 20 Strategy;
         >> The Nasdaq(R) 25 Strategy;
         >> The S&P 24 Strategy;
         >> The Select Small-Cap Strategy; and
         >> The Value Line(R) 30 Strategy.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:

         >> 25% in the Nasdaq(R) 25 Strategy;
         >> 25% in the Value Line(R) 30 Strategy;
         >> 24% in the European 20 Strategy;
         >> 14% in the Global 15 Strategy; and
         >> 12% in the 25 Strategy.

-------------------------------------------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT S&P(R) SMID 60 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks capital appreciation by investing in the common stock of 30 companies included in the Standard & Poor's MidCap 400 Index ("S&P
         MidCap 400") and 30 companies in the Standard & Poor's SmallCap 600
         Index ("S&P SmallCap 600"). The 60 companies are selected each Stock
         Selection Date. Seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment. The SMid 60 Fund focuses on small and mid-capitalization companies because the Sub-Adviser believes they are more likely to be in an earlier stage of their economic life cycle than mature large-cap companies.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks capital appreciation by investing in foreign companies. The 25 companies are selected each Stock Selection Date. The Sub-Adviser generally uses a buy and hold strategy, trading around each Stock
         Selection Date and when cash flow activity occurs in the Fund. The
         Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company and for dividend reinvestment.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


         Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Telecommunications Index.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Consumer Services Index.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Financial Index.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Healthcare Index.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Oil & Gas Index.

-------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Technology Index.

-------------------------------------------------------------------------------------------------------------------


The investment objectives and policies of certain of the Funds are similar to the investment objectives and policies of other mutual funds that certain of the investment sub-advisers manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the result of such mutual Funds. We cannot guarantee and make no representation, that the investment results of similar Funds will be comparable even though the Funds have the same investment sub-advisers. The Funds described are available only through variable annuity Contracts issued by Jackson. They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


Depending on market conditions, you can make or lose money in any of the Investment Divisions that invest in the Fund. You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing. Additional Funds and Investment Divisions may be available in the future. The prospectuses for the JNL Series Trust and the JNL Variable Fund LLC are attached to this prospectus. However, these prospectuses may also be obtained at no charge by calling 1-800-766-4683 (Annuity and Life Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), by writing P.O. Box 378002, Denver, Colorado 80237-8002, or by visiting www.jnl.com.


VOTING RIGHTS. To the extent required by law, Jackson will obtain from you and other Owners of the Contracts, instructions as to how to vote when the Fund solicits proxies in conjunction with a vote of shareholders. When Jackson receives instructions, we will vote all the shares Jackson owns in proportion to those instructions. An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

SUBSTITUTION. Jackson may be required, or determine in its sole discretion, to substitute a different mutual Fund for the one in which the Investment Division is currently invested. This will be done with any required approval of the SEC. Jackson will give you notice of such transactions.

                                CONTRACT CHARGES

 There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you elected to add that optional endorsement to your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:


MORTALITY AND EXPENSE CHARGE. Each day as part of our calculation of the value of the Accumulation Units and annuity units, Jackson makes a deduction for the Mortality and Expense Risk Charge. On an annual basis, this charge equals 1.35% of the daily value of the Contracts invested in an Investment Division, after expenses have been deducted. This charge does not apply to the guaranteed fixed account or the GMWB Fixed Account.


The Mortality and Expense Risk Charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. The mortality risks that Jackson assumes arise from our obligations under the Contracts:

     * to make income payments for the life of the annuitant during the income phase;

     *    to waive the withdrawal charge in the event of your death; and

     * to provide both a standard and enhanced death benefits prior to the Income Date.

The expense risk that Jackson assumes is the risk that our actual cost of administering the Contracts and the Investment Divisions will exceed the amount that we receive from the administration charge and the annual contract maintenance charge.


ADMINISTRATION CHARGE. Each day, as part of our calculation of the value of the accumulation units and annuity units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the guaranteed fixed account or the GMWB Fixed Account. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account.


OPTIONAL ENHANCED DEATH BENEFIT CHARGE. If you elect the optional Enhanced Death Benefit when you purchase your Contract, Jackson will deduct an optional enhanced death benefit charge from your Contract. This charge, on an annual basis, equals 0.15% of the daily value of your Contract invested in the Investment Divisions. This charge is for the mortality risks that we assume in connection with the optional Enhanced Death Benefit.


ANNUAL CONTRACT MAINTENANCE CHARGE. During the accumulation phase, Jackson deducts a $35 ($30 in Washington) annual contract maintenance charge on each anniversary of the date on which your Contract was issued. If you make a complete withdrawal from your Contract, the annual contract maintenance charge will also be deducted. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is taken from the Investment Divisions, the guaranteed fixed account options, and the GMWB Fixed Account based on the proportion their respective value bears to the Contract Value.


Jackson will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more. Jackson may discontinue this practice at any time.

TRANSFER FEE. A transfer fee of $25 will apply to each transfer in excess of 15 in a Contract year. Jackson may waive the transfer fee in connection with pre-authorized automatic transfer programs and Earnings Sweep or may charge a lesser fee where required by state law.

COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the periods for which payments are guaranteed to be made under income option 3 your beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

     * (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

     * (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1% higher than the rate used in (a).

WITHDRAWAL CHARGE. During the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you can make withdrawals from your Contract without a withdrawal charge.

You will incur a withdrawal charge when you withdraw:

     *    premiums which have been in your Contract for nine years or less.

You will not incur a withdrawal charge when you withdraw:


     * earnings (excess of your Contract Value allocated to the Investment Divisions, the guaranteed fixed account and the GMWB Fixed Account over your remaining premiums allocated to those accounts);


     * during each Contract Year 10% of the value of your Contract less any previous withdrawals during that Contract Year (required minimum distributions will be counted as part of this amount) ("Free Withdrawal").

The withdrawal charge starts at 8.5% in the first year that a premium is in your Contract, declines to 8% in the second year, and declines 1% a year thereafter to 0% after 9 years. The withdrawal charge compensates us for costs associated with selling the Contracts.

For purposes of the withdrawal charge, Jackson treats withdrawals as coming from earnings first, then from the oldest remaining premium. If you make a full withdrawal, the withdrawal charge is based on premiums remaining in the Contract. If you make a full withdrawal, you will not receive the benefit of the Free Withdrawal and the entire amount withdrawn will be subject to a withdrawal charge. If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract.

NOTE: Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

Jackson does not assess the withdrawal charge on any payments paid out as (1) income payments after the first year, (2) death benefits, or (3) withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code (but if the withdrawal requested exceeds the minimum distribution requirements; if the Contract was purchased with contributions from a nontaxable transfer, after the Owners' death, of an Individual Retirement Annuity (IRA); or is a Roth IRA annuity, then the entire withdrawal will be subject to the withdrawal charge). Withdrawals for terminal illness or other specified conditions as defined by Jackson may not be subject to a withdrawal charge. These provisions are not available in all states.

Jackson may waive the withdrawal charge on amounts you transfer from your Contract to another Contract issued by us to you. The amounts that you transfer may be subject to new withdrawal charges or other fees under the other Contract.

Jackson may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances which reduce its sales expense. Some examples are: the purchase of a Contract by a large group of individuals or an existing relationship between Jackson and a prospective purchaser. Jackson may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson or any of its affiliates.


7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("SAFEGUARD 7 PLUS") CHARGE. If you select the 7% GMWB, in most states you will pay 0.10% of the GWB each calendar quarter (0.40% annually). But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.035% of the GWB (0.42% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 43.

We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the guaranteed fixed account. IN WASHINGTON STATE, monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement.

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a Step-Up - subject to a maximum charge of 0.75% annually in all states offering this benefit. The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting the charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 43. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 43 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 5") CHARGE. If you select the 5% GMWB With Annual Step-Up, in most states you will pay 0.1625% of the GWB each quarter (0.65% annually). But for contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.055% of the GWB (0.66% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 47.

We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the guaranteed fixed account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.


The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.1125% of the GWB each quarter (0.45% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.05% of the GWB each quarter (0.20% annually). If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each Contract Month (0.45% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract Month (0.21% annually).


We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.45% annually in states where the charge is quarterly, 1.47% annually in states where the charge is monthly. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up" beginning on page 47. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 43 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

6% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 6") CHARGE. If you select the 6% GMWB With Annual Step-Up, in most states you will pay 0.2125% of the GWB each quarter (0.85% annually). But for contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.0725% of the GWB (0.87% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 51.

We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the guaranteed fixed account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling accumulation units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.


The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.15% of the GWB each quarter (0.60% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.075% of the GWB each quarter (0.30% annually). If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.05% of the GWB each Contract Month (0.60% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each Contract Month (0.30% annually).


We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.60% annually in states where the charge is quarterly, 1.62% annually in states where the charge is monthly. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "6% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up" beginning on page 51. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 43 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP ("MARKETGUARD 5") CHARGE. If you select the 5% GMWB without Step-Up, in most states you will pay 0.05% of the GWB each calendar quarter (0.20% annually). But for contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.0175% of the GWB (0.21% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 55. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the guaranteed fixed account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling accumulation units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement. The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each calendar quarter (0.15% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each calendar quarter (0.10% annually). If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0125% of the GWB each Contract Month (0.15% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.01% of the GWB each Contract Month (0.12% annually). We reserve the right to prospectively change the charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to a maximum charge of 0.50% annually in states where the charge is quarterly, 0.51% annually in states where the charge is monthly. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 55. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 43 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD ADVANTAGE") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 59. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the annuitant's age. (With joint annuitants, the charge is based on the older annuitant's age.)


Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    45 - 49        1.00% / 4     1.02% / 12    0.55% / 4    0.57% / 12
        50 - 54        1.15% / 4     1.17% / 12    0.70% / 4    0.72% / 12
        55 - 59        1.50% / 4     1.50% / 12    0.95% / 4    0.96% / 12
        60 - 64        1.50% / 4     1.50% / 12    0.95% / 4    0.96% / 12
        65 - 69        1.50% / 4     1.50% / 12    0.95% / 4    0.96% / 12
        70 - 74        0.90% / 4     0.90% / 12    0.55% / 4    0.57% / 12
        75 - 80        0.65% / 4     0.66% / 12    0.40% / 4    0.42% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly

You pay the applicable annual percentage of the GWB each quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the guaranteed fixed account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling accumulation units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 59. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 59. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 43 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 66.


Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    45 - 85        1.50% / 4     1.50% / 12    0.95% / 4    0.96% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly

You pay the applicable annual percentage of the GWB each quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the guaranteed fixed account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling accumulation units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 66. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 66. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 43 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT WITH JOINT OPTION") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 74.

Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    45 - 85        1.70% / 4     1.71% / 12    1.15% / 4    1.17% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly

You pay the applicable annual percentage of the GWB each quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the guaranteed fixed account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling accumulation units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 74. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 74. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 43 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP ("LIFEGUARD SELECT") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 83.


Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    55 - 80        1.20% / 4     1.20% / 12    0.65% / 4    0.66% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. The deduction of the charge could cause an automatic transfer under this GMWB's Transfer of Assets provision. For more information, please see "Transfer of Assets" under "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 83.

Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when there is a step-up on or after the eleventh Contract Anniversary, again subject to the applicable maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page
83. Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and upon automatic Step-Up on or after the eleventh Contract Anniversary, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 83. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 43 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

OTHER EXPENSES. Jackson pays the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC. For more information, please see the "Fund Operating Expenses" table beginning on page 9.


PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson is responsible for the payment of these taxes and may make a deduction from the value of the Contract for them. Premium taxes generally range from 0% to 3.5% (the amount of state premium tax, if any, will vary from state to state).

INCOME TAXES. Jackson reserves the right, when calculating unit values, to deduct a credit or charge with respect to any taxes paid by or reserved for Jackson during the valuation period which are determined by Jackson to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law, and we are not making any such deduction.

                            DISTRIBUTION OF CONTRACTS


Jackson National Life Distributors LLC ("JNLD"), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts. JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company.


Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid up front, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

Under certain circumstances, JNLD out of its own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. These payments and/or reimbursements to broker-dealers are in recognition of their marketing and distribution and/or administrative services support. They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management, and the volume and size of the sales of our insurance products. They may provide us greater access to the registered representatives of the broker-dealers receiving such compensation or may otherwise influence the broker-dealer and/or registered representative to present the Contracts more favorably than other investment alternatives. Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct. While such compensation may be significant, it will not cause any additional direct charge by us to you.

The two primary forms of such compensation paid by the Company are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement and sales volume. Overrides are generally based on a fixed percentage of product sales and currently range from 10 to 50 basis points. (0.10% to 0.50%). Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars. Examples of such payments include, but are not limited to, reimbursements for representative training or "due diligence" meetings (including travel and lodging expenses), client prospecting seminars, and business development and educational enhancement items. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience. Subject to NASD rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items and occasional meals and entertainment.

Below is an alphabetical listing of the 20 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2006 from the Distributor in relation to the sale of our variable insurance products:

                 A. G. Edwards & Sons, Inc.
                 American General Securities
                 Centaurus Financial
                 Commonwealth Financial Group, Inc.
                 ING Financial Partners Inc.
                 Independent Financial Marketing Group
                 Investment Centers of America, Inc.
                 Inter Securities Inc.
                 Invest Financial Corp.
                 Jefferson Pilot Securities Corp
                 Linsco/Private Ledger Corp.
                 Mutual Service Corporation
                 National Planning Corporation
                 Prime Capital Services, Inc.
                 Raymond James & Associates, Inc.
                 Securities America, Inc.
                 SII Investments, Inc.
                 Thrivent Financial for Lutherans
                 Wachovia Securities, LLC
                 Woodbury Financial Services Inc.


Please see Appendix B for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2006 from the Distributor in relation to the sale of our variable insurance products. While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed.


We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. If you elect the optional Three Year Withdrawal Charge Period endorsement, if available, a lower commission may be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. Besides Jackson National Life Distributors, Inc., we are affiliated with the following broker-dealers:

     *    National Planning Corporation,

     *    SII Investments, Inc.,

     *    IFC Holdings, Inc. d/b/a Invest Financial Corporation,

     *    Investment Centers of America, Inc., and

     *    Curian Clearing LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson and its subsidiary, Jackson National Life Insurance Company of New York. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by Jackson or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation can possibly create a potential conflict of interest as it may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

                                    PURCHASES

MINIMUM INITIAL PREMIUM:

     *    $5,000 under most circumstances

     *    $2,000 for a qualified plan Contract

     *    The maximum we accept without our prior approval is $1 million

MINIMUM ADDITIONAL PREMIUMS:

     *    $500

     *    $50 under the automatic payment plan

     * You can pay additional premiums at any time during the accumulation phase

ALLOCATIONS OF PREMIUM. When you purchase a Contract, Jackson will allocate your premium to one or more of the Allocation Options you have selected. Your allocations must be in whole percentages ranging from 0% to 100%. The minimum that you may allocate to a guaranteed fixed account or Investment Division is $100. Jackson will allocate additional premiums in the same way unless you tell us otherwise.


There may be more than 18 variable options available under the Contract; however, you may not allocate your money to more than 18 variable options plus the guaranteed fixed account and the GMWB Fixed Account during the life of your Contract. Additionally, you may not CHOOSE to allocate your premiums to the GMWB Fixed Account; however, Contract Value may be automatically allocated to the GMWB Fixed Account according to non-discretionary formulas if you have purchased the optional LifeGuard Select GMWB. For more detailed information regarding LifeGuard Select, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement" beginning on page 83.)


Jackson will issue your Contract and allocate your first premium within two business days after we receive your first premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason Jackson is unable to complete this process within five business days, we will return your money.

Each business day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

CAPITAL PROTECTION PROGRAM. Jackson offers a Capital Protection Program that a Contract Owner may request at issue. Under this program, Jackson will allocate enough of your premium to the guaranteed fixed account you select to assure that the amount so allocated, based on that guaranteed fixed account's interest rate in effect on the date of allocation, will equal, at the end of a selected period of 1 or 5 years, your total premium paid. The rest of the premium will be allocated to the Investment Divisions based on your allocation. If any part of the guaranteed fixed account value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium.

For an example of capital protection, assume you made a premium payment of $10,000 when the interest rate for the five-year guaranteed period was 4.50% per year. We would allocate $8,025 to that guarantee period because $8,025 would increase at that interest rate to $10,000 after five years, assuming no withdrawals are taken. The remaining $1,975 of the payment would be allocated to the Investment Division(s) you selected.

Thus, as this example demonstrates, the shorter guarantee periods require allocation of substantially all premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guarantee period.


The Capital Protection Program will not be available if you purchase the LifeGuard Select Guaranteed Minimum Withdrawal Benefit.


ACCUMULATION UNITS. The Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the divisions. In order to keep track of the value of your Contract, Jackson uses a unit of measure called an accumulation unit. During the income phase it is called an annuity unit.

Every business day Jackson determines the value of an accumulation unit for each of the Investment Divisions. This is done by:

        1. determining the total amount of assets held in the particular Investment Division;

        2. subtracting any asset-based charges, optional enhanced death benefit charge, and any other charges such as taxes;

        3. dividing this amount by the number of outstanding accumulation units.

Charges deducted through the cancellation of units are not reflected in this computation.

The value of an accumulation unit may go up or down from day to day. The base Contract has a different accumulation unit value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that accumulation unit value.

When you make an allocation to an Investment Division, Jackson credits your Contract with accumulation units. The number of accumulation units credited is determined at the close of Jackson's business day by dividing the amount of the premium and/or Contract Enhancement allocated to any Investment Division by the value of the accumulation unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

                              CONTRACT ENHANCEMENTS

Each time you make a premium payment, Jackson will add an additional amount to your Contract. This Contract Enhancement will equal 4% of your premium payment. Jackson will allocate the Contract Enhancement to the guaranteed fixed account and/or Investment Divisions in the same proportion as the premium payment.

You will not receive any Contract Enhancement applied to your Contract within the prior twelve months when:

     *    you return your Contract within the free look period;

     *    Jackson pays a death benefit under your Contract;

     *    you make a partial or full withdrawal or receive a distribution; or

     *    Jackson pays a benefit under a rider or an endorsement.

Your Contract Value will reflect any gains or losses attributable to a Contract Enhancement described above.

Contract Enhancements, and any gains or losses attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

                  TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between the Fixed Account and an Investment Division must occur prior to the Income Date. Transfers from the Fixed Account will be subject to any applicable excess interest adjustment. There may be periods when we do not offer the Fixed Account, or when we impose special transfer requirements on the Fixed Account. If a renewal occurs within one year of the Income Date, we will continue to credit interest up to the Income Date at the then Current Interest Rate for the Fixed Account option. You can make 15 transfers every Contract Year during the accumulation phase without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

RESTRICTIONS ON TRANSFERS: MARKET TIMING. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

        *    limiting the number of transfers over a period of time;

        *    requiring a minimum time period between each transfer;

        * limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

        *    limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.


Our policies and procedures do not apply to the money market Investment Division, the guaranteed fixed account, the GMWB Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.


Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

                       TELEPHONE AND INTERNET TRANSACTIONS

THE BASICS. You can request certain transactions by telephone or at www.jnl.com, our Internet website, subject to our right to terminate electronic or telephone transfer privileges, as described above. Our Customer Service representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jnl.com.

WHAT YOU CAN DO AND HOW. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization given via an application, the Jackson website, or through other means to Jackson shall be deemed authorization by you for Jackson to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless we are notified by you to the contrary. To notify Jackson, please call us at the Annuity Service Center. Our contact information is at the beginning of this prospectus and the number is referenced in your Contract or on your quarterly statement.

WHAT YOU CAN DO AND WHEN. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by Jackson at the time and date stated on the electronic acknowledgement Jackson returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. Jackson will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone the Service Center immediately.

HOW TO CANCEL A TRANSACTION. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

OUR PROCEDURES. Jackson has procedures that are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape recording telephone communications, and other specific details. Jackson and its affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means which was not authorized by you. However, if Jackson fails to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

Jackson does not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. Jackson also reserves the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and Jackson will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

                              ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

        *    by making either a partial or complete withdrawal,

        *    by electing the systematic withdrawal program,

        *    by electing a Guaranteed Minimum Withdrawal Benefit, or

        *    by electing to receive income payments.

Your beneficiary can have access to the money in your Contract when a death benefit is paid.

Withdrawals under the Contract may be subject to a withdrawal charge. For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. When you make a complete withdrawal you will receive the value of the Contract as of the end of the business day your withdrawal request is received by us in Good Order, MINUS any applicable taxes, the annual contract maintenance charge, charges under any optional endorsement and all applicable withdrawal charges, adjusted for any applicable excess interest adjustment.


For more information about withdrawal charges, please see "Withdrawal Charge" beginning on page 27.


Your withdrawal request must be in writing. Jackson will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, to be sure to notify us, in writing, with an original signature, of any address change. We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.


Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the guaranteed fixed account or Investment Division from which you are making the withdrawal. If you are not specific in your withdrawal request, your withdrawal will be taken from your allocations to the Investment Divisions, guaranteed fixed account options and GMWB Fixed Account based on the proportion their respective values bear to the Contract Value. If you are specific in your withdrawal request, please know that, for Contracts with the LifeGuard Select GMWB, the percentage of the partial withdrawal taken from the GMWB Fixed Account cannot exceed the ratio of the GMWB Fixed Account value to the Contract Value.

With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. After your withdrawal, at least $100 must remain in each guaranteed fixed account or Investment Division from which the withdrawal was taken. If your Contract contains the LifeGuard Select GMWB, any systematic withdrawal request for a specified dollar amount or specified percentage from a particular Investment Division, the guaranteed fixed account or the GMWB Fixed Account will be limited in that such withdrawals cannot be made from the GMWB Fixed Account. If you wish your systematic withdrawal to include amounts allocated to the GMWB Fixed Account, your systematic withdrawal must be taken proportionally from all of the allocations (to the Investment Divisions, the GMWB Fixed Account and the guaranteed fixed account) based on their respective values in relation to the Contract Value.


If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Annuity Service Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. THERE ARE LIMITATIONS ON WITHDRAWALS FROM QUALIFIED PLANS. FOR MORE INFORMATION, PLEASE SEE "TAXES" BEGINNING ON PAGE 100.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT CONSIDERATIONS. Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their beneficiaries. The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments. A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs. Moreover, the GMWB does not assure that you will receive any return on your investments. The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation. Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns. The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up. However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a step-up feature.

Payments under the GMWB will first be made from your Contract Value. Our obligations to pay you more than your Contract Value will only arise under limited circumstances. Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.


The Joint For Life GMWB with Annual Step-Up is available only to spouses and differs from the For Life GMWB with Annual Step-Up without the Joint Option, the 5% For Life GMWB with Bonus and Annual Step-Up without the Joint Option (which are available to spouses and unrelated parties) or the For Life GMWB with Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up and enjoys the following advantages:

        * If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective. (For more information about the For Life Guarantee and for information on who is a Covered Life under this form of GMWB, please see the "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" subsection beginning on page 74.)


        * If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).

The Joint For Life GMWB with Annual Step-Up has a higher charge than the For Life GMWBs without the Joint Option.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS. Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin. The Income Date is either a date that you choose or the Latest Income Date. The Latest Income Date is the date on which the Owner attains age 90 under a non-qualified Contract, unless otherwise approved by the Company, or such earlier date as required by the applicable qualified plan, law or regulation.

Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you. Naturally, you should discuss with your Jackson representative whether a GMWB is even suitable for you. Consultation with your financial and tax advisor is also recommended.


These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest Income Date. Although each of the For Life GMWBs contain an annuitization option that may allow the equivalent of For Life payments when you annuitize on the Latest Income Date, all benefits under a GMWB For Life (and under the other GMWBs) will terminate when you annuitize. To the extent that we can extend the Latest Income Date without adverse tax consequences to you, we will do so, as permitted by the applicable qualified plan, law, or regulation. After you have consulted your financial and tax advisors you will need to contact us to request an extension of the Latest Income Date. Please also see "Extension of Latest Income Date" beginning on page 101 for further information regarding possible adverse tax consequences of extending the Latest Income Date.


In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements. With regard to other qualified plans, you must determine what your qualified plan permits. Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution.


7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("SAFEGUARD 7 PLUS"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDIX C THAT MAY ASSIST YOU IN UNDERSTANDING HOW THE CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. THE 7% GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT). We may further limit the availability of this optional endorsement. Once selected, the 7% GMWB cannot be canceled. If you select the 7% GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 7% GMWB may also be selected after the Issue Date within 30 days before any Contract Anniversary. If you select the 7% GMWB after the Issue Date, to determine the GWB, we will use your Contract Value on the date the endorsement is added. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.


Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 7% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%. However, withdrawals are not cumulative. If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year. If you withdraw more than 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges and excess interest adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 7% GMWB, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.


Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 7% of the net premium payment or 7% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix C to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix C illustrate the impact of such withdrawals.


If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is LESS THAN or equal to the GAWA, the GWB is equal to the greater of:

     *    the GWB prior to the partial  withdrawal less the partial  withdrawal;
          or

     *    zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA, the GWB is equal to the lesser of:

     *    the Contract Value after the partial withdrawal; or

     * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are LESS THAN or equal to the GAWA, the GAWA is the lesser of:

     *    the GAWA prior to the partial withdrawal; or

     *    the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA, the GAWA is equal to the lesser of:

     *    the GAWA prior to the partial withdrawal;

     *    the GWB after the partial withdrawal; or

     *    7% of the Contract Value after the partial withdrawal.

For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges and excess interest adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract.


For certain tax-qualified Contracts, the 7% GMWB allows for withdrawals greater than the GAWA to meet the required minimum distribution (RMD) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description.


REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 7% GMWB, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

         Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2005 and 2006 are $14 and $16, respectively.

         If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

         The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

         If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO HELPED YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 7% GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.


STEP-UP. In the event Contract Value is greater than the GWB, the 7% GMWB allows the GWB to be reset to Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                ------------------------------------------------

                                The GWB equals Contract Value.
WITH A STEP-UP -
                                The GAWA is recalculated, equaling the greater
                                of:
                                    * 7% of the new GWB; OR
                                    * The GAWA before the Step-Up.
                                ------------------------------------------------

The first opportunity for a Step-Up is the fifth Contract Anniversary after the 7% GMWB is added to the Contract.

A Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

SPOUSAL CONTINUATION. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add the 7% GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. The 7% GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and the 7% GMWB endorsement already applies to the Contract, the 7% GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Your spouse may elect to "step-up" on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon "step-up" is the Contract Value, including any adjustments applied on the continuation date. Any subsequent "step-up" must follow the "step-up" restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

TERMINATION. The 7% GMWB endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 7% GMWB. The 7% GMWB also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.


CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, Contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.


All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your beneficiary will receive the scheduled payments. No other death benefit will be paid.

ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

         FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the beneficiary, as scheduled.

         This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the annuitant at the time the option becomes effective.


SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 43 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 7% GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 7% GMWB.

5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 5"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX C THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. THE 5% GMWB WITH ANNUAL STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB With Annual Step-Up cannot be canceled. If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value on the date the endorsement is added. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.


Withdrawal charges and excess interest adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.


Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix C to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S), LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix C illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "Required Minimum Distribution Calculations" below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is LESS THAN or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:


     *    the GWB prior to the partial  withdrawal less the partial  withdrawal;
          or

     *    zero.


If all your partial withdrawals made in the current Contract Year are LESS THAN or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

     *    the GAWA prior to the partial withdrawal; or

     *    the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER DECEMBER 3, 2007, the GWB is equal to the greater of:

     * the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

     *    zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER DECEMBER 3, 2007, the GAWA is equal to the lesser of:

     *    the  GAWA  prior  to  the  partial  withdrawal  reduced  in  the  same
          proportion   that  the  Contract   Value  is  reduced  by  the  Excess
          Withdrawal, or

     *    the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

     *    the total amount of the current partial withdrawal, or

     * the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract BEFORE DECEMBER 3, 2007, the GWB is equal to the lesser of:


     *    the Contract Value after the partial withdrawal; or

     * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.


If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract BEFORE DECEMBER 3, 2007, the GAWA is equal to the lesser of:


     *    the GAWA prior to the partial withdrawal, or

     *    the GWB after the partial withdrawal, or

     *    5% of the Contract Value after the partial withdrawal.


For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges and excess interest adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 100.


REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB With Annual Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

         Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2005 and 2006 are $14 and $16, respectively.

         If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

         The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

         If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO HELPED YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 5% GMWB WITH ANNUAL STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.


STEP-UP. Step-Ups with the 5% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 5% of the new GWB or GAWA before step-up. Step-Ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE. IN ADDITION, THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "step-up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

TERMINATION. The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up. The 5% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.


CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.


All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your beneficiary will receive the scheduled payments. No other death benefit will be paid.

ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

         FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the beneficiary, as scheduled.

         This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the annuitant at the time the option becomes effective.


SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 43 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.

6% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 6"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX C THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 6% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. THE 6% GMWB WITH ANNUAL STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT). We may further limit the availability of this optional endorsement. Once selected, the 6% GMWB With Annual Step-Up cannot be canceled. If you select the 6% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 6% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 6% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value on the date the endorsement is added. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 6% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 6%. However, withdrawals are not cumulative. If you do not take 6% in one Contract Year, you may not take more than 6% the next Contract Year. If you withdraw more than 6%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.


Withdrawal charges and excess interest adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 6% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.


Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 6% of the net premium payment or 6% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix C to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S), LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix C illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "Required Minimum Distribution Calculations" below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is LESS THAN or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:


     *    the GWB prior to the partial  withdrawal less the partial  withdrawal;
          or

     *    zero.


If all your partial withdrawals made in the current Contract Year are LESS THAN or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

     *    the GAWA prior to the partial withdrawal; or

     *    the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER DECEMBER 3, 2007, the GWB is equal to the greater of:

     * the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

     *    zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER DECEMBER 3, 2007, the GAWA is equal to the lesser of:

     *    the  GAWA  prior  to  the  partial  withdrawal  reduced  in  the  same
          proportion   that  the  Contract   Value  is  reduced  by  the  Excess
          Withdrawal, or

     *    the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

     *    the total amount of the current partial withdrawal, or

     * the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract BEFORE DECEMBER 3, 2007, the GWB is equal to the lesser of:


     *    the Contract Value after the partial withdrawal; or

     * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.


If the partial withdrawal plus all parior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract BEFORE DECEMBER 3, 2007, the GAWA is equal to the lesser of:


        *     the GAWA prior to the partial withdrawal, or

        *     the GWB after the partial withdrawal, or

        *     6% of the Contract Value after the partial withdrawal.


For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges and excess interest adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page on page 100.


REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 6% GMWB With Annual Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

         Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2005 and 2006 are $14 and $16, respectively.

         If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

         The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

         If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 6% GMWB WITH ANNUAL STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.


STEP-UP. Step-Ups with the 6% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 6% of the new GWB or GAWA before step-up. Step-Ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE. IN ADDITION, THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "step-up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 6% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 6% GMWB With Annual Step-Up endorsement already applies to the Contract, the 6% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 6% GMWB With Annual Step-Up, if the 6% GMWB With Annual Step-Up is available at the time, the beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

TERMINATION. The 6% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 6% GMWB With Annual Step-Up. The 6% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.


CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.


All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your beneficiary will receive the scheduled payments. No other death benefit will be paid.

ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

         FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the beneficiary, as scheduled.

         This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the annuitant at the time the option becomes effective.


SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 43 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 6% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 6% GMWB With Annual Step-Up.

5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP ("MARKETGUARD 5"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDIX C THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB without Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. THE 5% GMWB WITHOUT STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB without Step-Up cannot be canceled. If you select the 5% GMWB without Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB without Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB without Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value on the date the endorsement is added. THE GWB CAN NEVER BE MORE THAN $5 MILLION, and the GWB is reduced with each withdrawal you take.


Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (see below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges and excess interest adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB without Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.


Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix C to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix C illustrate the impact of such withdrawals.


If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is LESS THAN or equal to the GAWA, the GWB is equal to the greater of:

     *    the GWB prior to the partial  withdrawal less the partial  withdrawal;
          or

     *    zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA, the GWB is equal to the lesser of:

     *    the Contract Value after the partial withdrawal; or

     * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are LESS THAN or equal to the GAWA, the GAWA is the lesser of:

     *    the GAWA prior to the partial withdrawal; or

     *    the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA, the GAWA is equal to the lesser of:

     *    the GAWA prior to the partial withdrawal; or

     *    the GWB after the partial withdrawal; or

     *    5% of the Contract Value after the partial withdrawal.

For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges and excess interest adjustments.


Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 100.

For certain tax-qualified Contracts, the 5% GMWB without Step-Up allows for withdrawals greater than GAWA to meet the required minimum distribution (RMD) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description.


REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB Without Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

         Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is $10. The RMD requirements for calendar years 2005 and 2006 are $14 and $16, respectively.

         If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

         The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

         If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO HELPED YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 5% GMWB WITHOUT STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.


SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 5% GMWB without Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB without Step-Up endorsement already applies to the Contract, the 5% GMWB without Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB without Step-Up, if the 5% GMWB without Step-Up is available at the time, the beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

TERMINATION. The 5% GMWB without Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB without Step-Up. The 5% GMWB without Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero-whichever occurs first.


CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.


All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your beneficiary will receive the scheduled payments. No other death benefit will be paid.

ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

         FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the beneficiary, as scheduled.

         This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the annuitant at the time the option becomes effective.


SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 43 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 5% GMWB without Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB without Step-Up.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD ADVANTAGE"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX C, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS AND EXAMPLE 9 FOR THE FOR LIFE GUARANTEES. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:


     * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                  The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the annuitant's life (or the life of the first annuitant to die if there is more than one annuitant).


                  The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 60th birthday (or with joint Owners, the oldest Owner's 60th birthday). If the Owner (or oldest Owner) is 60 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                  If this GMWB was added to your Contract PRIOR TO DECEMBER 3, 2007, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.


                  So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

         OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

                  The GWB is the guaranteed amount available for future periodic withdrawals.

     * With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the annuitant and changing annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                   ---------------------------------------------

 WHEN THIS GMWB IS ADDED TO THE    The GWB equals initial premium net of any
 CONTRACT ON THE ISSUE DATE -      applicable premium taxes.

                                   The GAWA equals 5% of the GWB.
                                   ---------------------------------------------

                                   ---------------------------------------------

 WHEN THIS GMWB IS ADDED TO THE    The GWB equals Contract Value.
 CONTRACT ON ANY CONTRACT
 ANNIVERSARY -                     The GAWA equals 5% of the GWB.
                                   ---------------------------------------------

PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.


Contract Enhancements are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. Premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date. (See Example 1 in Appendix C.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.


WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)


For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                                   ---------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL        The GWB is recalculated, equaling the greater
PRIOR WITHDRAWALS IN THE CURRENT   of:
CONTRACT YEAR, IS LESS THAN OR       * The GWB before the withdrawal less the
EQUAL TO THE GREATER OF THE GAWA       withdrawal; OR
OR RMD, AS APPLICABLE -              * Zero.

                                   The GAWA:
                                     * Is unchanged WHILE THE FOR LIFE GUARANTEE
                                        IS IN EFFECT; OTHERWISE
                                     * Is recalculated, equaling the lesser
                                       of the GAWA before the withdrawal, or
                                       the GWB after the withdrawal.
                                   ---------------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.


Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix C). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

                                   ---------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL        The GWB is recalculated, equaling the greater
PRIOR WITHDRAWALS IN THE CURRENT   of:
CONTRACT YEAR, EXCEEDS THE           * The GWB prior to the partial
GREATER OF THE GAWA OR RMD, AS         withdrawal, first reduced
APPLICABLE, AND THIS ENDORSEMENT       dollar-for-dollar for any portion of
WAS ADDED TO YOUR CONTRACT ON OR       the partial withdrawal not defined as
AFTER DECEMBER 3, 2007 -               an Excess Withdrawal (see below), then
                                       reduced in the same proportion that
                                       the Contract Value is reduced by the
                                       Excess Withdrawal; OR
                                     * Zero.

                                   The GAWA is recalculated as follows:
                                     * If the For Life Guarantee is in force,
                                       the GAWA prior to the partial
                                       withdrawal is reduced in the same
                                       proportion that the Contract Value is
                                       reduced by the Excess Withdrawal.
                                     * If the For Life Guarantee is not in
                                       force, the GAWA is equal to the lesser
                                       of:
                                          o The GAWA prior to the partial
                                            withdrawal reduced
                                            in the same proportion that the
                                            Contract Value is reduced by the
                                            Excess Withdrawal, OR
                                          o The GWB after the withdrawal.
                                   ---------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

     *    The total amount of the current partial withdrawal, OR

     * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.


                                   ---------------------------------------------


WHEN A WITHDRAWAL, PLUS ALL        The GWB is recalculated, equaling the lesser
PRIOR WITHDRAWALS IN THE CURRENT   of:
CONTRACT YEAR, EXCEEDS THE           * Contract Value after the withdrawal; OR
GREATER OF THE GAWA OR RMD, AS       * The greater of the GWB before the
APPLICABLE, AND THIS ENDORSEMENT       withdrawal less the withdrawal, or zero.
WAS ADDED TO YOUR CONTRACT
BEFORE DECEMBER 3, 2007 -          The GAWA is recalculated, equaling the lesser
                                   of:
                                     * 5% of the Contract Value after the
                                       withdrawal; OR
                                     * The greater of 5% of the GWB after the
                                       withdrawal, or zero.
                                   ---------------------------------------------

Withdrawals under this GMWB are assumed to be the total amount deducted, including any withdrawal charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an excess interest adjustment. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page on page 100.


        ------------------------------------------------------------------------
        RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

        Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

             Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is $10. The RMDs for calendar years 2005 and 2006 are $14 and $16, respectively.

             If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

        AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

             The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

             If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

        EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO HELPED YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

        ------------------------------------------------------------------------

PREMIUMS.

                                 -----------------------------------------------

WITH EACH SUBSEQUENT PREMIUM     The GWB is recalculated, increasing by the
PAYMENT ON THE CONTRACT -        amount of the premium net of any applicable
                                 premium taxes.

                                 The GAWA is also recalculated, increasing by:
                                    * 5% of the premium net of any applicable
                                      premium taxes; OR
                                    * 5% of the increase in the GWB - IF THE
                                      MAXIMUM GWB IS HIT.
                                 -----------------------------------------------


We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix C to see how the GWB is recalculated when the $5 million maximum is hit.


STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                 -----------------------------------------------

WITH A STEP-UP -                 The GWB equals Contract Value.

                                 The GAWA is recalculated, equaling the greater of:
                                    * 5% of the new GWB; OR
                                    * The GAWA before the Step-Up.
                                 -----------------------------------------------

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.


CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.


                                 -----------------------------------------------

AFTER EACH PAYMENT WHEN THE      The GWB is recalculated, equaling the greater
CONTRACT VALUE IS ZERO -         of:
                                    * The GWB before the payment less the
                                      payment; OR
                                    * Zero.

                                 The GAWA:
                                    *   Is unchanged SO LONG AS THE FOR LIFE
                                        GUARANTEE IS IN EFFECT; OTHERWISE
                                    *   Is recalculated, equaling the lesser of
                                        the GAWA before, or the GWB after, the
                                        payment.
                                 -----------------------------------------------

If you die before all scheduled payments are made, then your beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the beneficiary who is the Owner's spouse may elect to:

     * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

               *    Upon the Owner's death, the For Life Guarantee is void.

               * Only the GWB is payable while there is value to it (until depleted).

               *    Step-Ups  will  continue   automatically  or  as  permitted;
                    otherwise, the above rules for Step-Ups apply.

               * Contract Anniversaries will continue to be based on the Contract's Issue Date.

     *    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

     * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page on page 100.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

     * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     * The Continuation Date if the spousal beneficiary elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

ANNUITIZATION.

         LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

         SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

         This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the beneficiary, as scheduled.

         The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 43 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The description of the bonus feature is supplemented by the examples in Appendix C, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:


     *    How the bonus is calculated;

     * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

     *    For how long the bonus is available; and

     *    When and what happens when the bonus is applied to the GWB.

       -------------------------------------------------------------------------

       The bonus equals 6% (5% if this GMWB is added to the Contract PRIOR TO APRIL 30, 2007) and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

          * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

          * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                       * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                       * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

          * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

          * WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

       THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

       The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

          * The tenth Contract Anniversary after the effective date of the endorsement;

          * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

          *    The date Contract Value is zero.

       Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.


       The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.


       When the bonus is applied:

          * The GWB is recalculated, increasing by 6% (5% if this GMWB is added to the Contract PRIOR TO APRIL 30, 2007) of the Bonus Base.

          * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

       Applying the bonus to the GWB does not affect the Bonus Base.
       -------------------------------------------------------------------------


FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX C, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE AND EXAMPLES 6 AND 7 FOR THE STEP-UPS. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:


               * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                           The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

                           For the Owner that is a legal entity, the For Life Guarantee is based on the annuitant's life (or the life of the first annuitant to die if there is more than one annuitant).

                           The For Life Guarantee becomes effective when this GMWB is added to the Contract.

                           So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

               OR

               *    Until  all   withdrawals   under  the  Contract   equal  the
                    Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                           The GWB is the guaranteed amount available for future periodic withdrawals.

              BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                   ---------------------------------------------

 WHEN THIS GMWB IS ADDED TO THE    The GWB equals initial premium net of any
 CONTRACT ON THE ISSUE DATE -      applicable premium taxes.

                                   The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

                                   The For Life Guarantee becomes effective on
                                   the Contract Issue Date.
                                   ---------------------------------------------

                                   ---------------------------------------------

 WHEN THIS GMWB IS ADDED TO THE    The GWB equals Contract Value.
 CONTRACT ON ANY CONTRACT
 ANNIVERSARY -                     The GAWA is determined based on the Owner's
                                   attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

                                   The For Life Guarantee becomes effective on
                                   the Contract Anniversary on which the
                                   endorsement is added.
                                   ---------------------------------------------


Contract Enhancements are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. Premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date. (See Example 1 in Appendix C.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.


PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal beneficiary without the For Life Guarantee. Please see the "Spousal Continuation" subsection below for more information.


WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix C and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:


                                Ages             GAWA Percentage
                          ------------------ ------------------------
                          ------------------ ------------------------
                               45 - 59                 4%
                               60 - 74                 5%
                               75 - 84                 6%
                                 85+                   7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)


For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                                 -----------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL      The GWB is recalculated, equaling the greater
PRIOR WITHDRAWALS IN THE         of:
CURRENT CONTRACT YEAR, IS LESS      * The GWB before the withdrawal less the
THAN OR EQUAL TO THE GREATER          withdrawal; OR
OF THE GAWA OR RMD, AS              * Zero.
APPLICABLE -
                                 The GAWA:
                                    * Is unchanged WHILE THE FOR LIFE GUARANTEE
                                      IS IN EFFECT; OTHERWISE
                                    * Is recalculated, equaling the lesser of
                                      the GAWA before the withdrawal, or the
                                      GWB after the withdrawal.
                                 -----------------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.


Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix C). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

                                 -----------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL      The GWB is recalculated, equaling the greater
PRIOR WITHDRAWALS IN THE         of:
CURRENT CONTRACT YEAR, EXCEEDS      * The GWB prior to the partial withdrawal,
THE GREATER OF THE GAWA OR            first reduced dollar-for-dollar for any
RMD, AS APPLICABLE, AND THIS          portion of the partial withdrawal not
ENDORSEMENT WAS ADDED TO YOUR         defined as an Excess Withdrawal (see
CONTRACT ON OR AFTER DECEMBER         below), then reduced in the same
3, 2007 -                             proportion that the Contract Value is
                                      reduced by the Excess Withdrawal; OR
                                    * Zero.

                                 The GAWA is recalculated as follows:
                                    * If the For Life Guarantee is in force,
                                      the GAWA prior to the partial withdrawal
                                      is reduced in the same proportion that
                                      the Contract Value is reduced by the
                                      Excess Withdrawal.
                                    * If the For Life Guarantee is not in
                                      force, the GAWA is equal to the lesser
                                      of:
                                        o The GAWA prior to the partial
                                          withdrawal reduced in the same
                                          proportion that the Contract Value is
                                          reduced by the Excess Withdrawal, OR
                                        o The GWB after the withdrawal.
                                 -----------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

     *    The total amount of the current partial withdrawal, OR

     * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

                                 -----------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL      The GWB is recalculated, equaling the lesser
PRIOR WITHDRAWALS IN THE            * Contract Value after the withdrawal; OR
CURRENT CONTRACT YEAR, EXCEEDS      * The greater of the GWB before the
THE GREATER OF THE GAWA OR            withdrawal less the withdrawal, or zero.
RMD, AS APPLICABLE, AND THIS
ENDORSEMENT WAS ADDED TO YOUR    The GAWA is recalculated, equaling the lesser
CONTRACT BEFORE DECEMBER 3,      of:
2007 -                              * The GAWA percentage multiplied by the
                                      Contract Value after the withdrawal; OR
                                    * The GAWA percentage multiplied by the
                                      GWB after the withdrawal.
                                 -----------------------------------------------

Withdrawals under this GMWB are assumed to be the total amount deducted, including any withdrawal charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an excess interest adjustment. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 100.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.


       -------------------------------------------------------------------------
       RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

       Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is $10. The RMDs for calendar years 2005 and 2006 are $14 and $16, respectively.

                If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

        AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


       EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

       -------------------------------------------------------------------------

PREMIUMS.

                                 -----------------------------------------------

WITH EACH SUBSEQUENT PREMIUM     The GWB is recalculated, increasing by the
PAYMENT ON THE CONTRACT -        amount of the premium net of any applicable
                                 premium taxes.

                                 If the premium payment is received after the
                                 first withdrawal, the GAWA is also
                                 recalculated, increasing by:
                                    * The GAWA percentage multiplied by the
                                      subsequent premium payment net of any
                                      applicable premium taxes; OR
                                    * The GAWA percentage multiplied by the
                                      increase in the GWB - IF THE MAXIMUM GWB
                                      IS HIT.
                                 -----------------------------------------------


We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix C to see how the GWB is recalculated when the $5 million maximum is hit.


STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added, if elected after issue. Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

                          ------------------------------------------------------

WITH A STEP-UP -          The GWB equals Contract Value (subject to a $5 million
                          maximum).

                          If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA PERCENTAGE is recalculated based on the attained age of the Owner.
                              * If there are joint Owners, the GAWA
                                percentage is recalculated based on the
                                oldest joint Owner.
                              * The GAWA percentage will not be recalculated
                                upon step-ups following Spousal Continuation.

                          If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
                              * The GAWA percentage multiplied by the new GWB,
                                OR
                              * The GAWA prior to Step-Up.
                          ------------------------------------------------------

PLEASE NOTE: WITHDRAWALS FROM THE CONTRACT REDUCE THE GWB AND CONTRACT VALUE BUT DO NOT AFFECT THE BDB. IN THE EVENT OF WITHDRAWALS, THE BDB REMAINS UNCHANGED. THEREFORE, BECAUSE THE CONTRACT VALUE MUST BE GREATER THAN THE BDB PRIOR TO STEP-UP IN ORDER FOR THE GAWA PERCENTAGE TO INCREASE, A GAWA PERCENTAGE INCREASE MAY BECOME LESS LIKELY WHEN CONTINUING WITHDRAWALS ARE MADE FROM THE CONTRACT.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. HOWEVER, AUTOMATIC STEP-UPS STILL OCCUR AND ELECTED STEP-UPS ARE STILL PERMITTED EVEN WHEN THE GWB IS AT THE MAXIMUM OF $5 MILLION IF THE CONTRACT VALUE IS GREATER THAN THE BDB AND THE GAWA PERCENTAGE WOULD INCREASE. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.


CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time of the first payment.


                                 -----------------------------------------------

AFTER EACH PAYMENT WHEN THE      The GWB is recalculated, equaling the greater
CONTRACT VALUE IS ZERO -         of:
                                    * The GWB before the payment less the
                                      payment; OR
                                    * Zero.

                                 The GAWA:
                                    *   Is unchanged SO LONG AS THE FOR LIFE
                                        GUARANTEE IS IN EFFECT; OTHERWISE
                                    *   Is recalculated, equaling the lesser of
                                        the GAWA before, or the GWB after, the
                                        payment.
                                 -----------------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die before all scheduled payments are made, then your beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the beneficiary who is the Owner's spouse may elect to:

     * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

               *    Upon the Owner's death, the For Life Guarantee is void.

               * Only the GWB is payable while there is value to it (until depleted).

               *    Step-Ups  will  continue   automatically  or  as  permitted;
                    otherwise, the above rules for Step-Ups apply.

               * Contract Anniversaries will continue to be based on the Contract's Issue Date.

               * If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death. The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

               * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal beneficiary upon the death of the original Owner.

     *    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

     * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 100.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

     * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     * The Continuation Date if the spousal beneficiary elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

ANNUITIZATION.

         LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

         If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

         SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

         This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the beneficiary, as scheduled.

         The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 43 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT WITH JOINT OPTION"). THE DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX C, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS AND EXAMPLE 10 FOR THE FOR LIFE GUARANTEES.


The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary beneficiary and all other beneficiaries will be treated as contingent beneficiaries. The For Life Guarantee will not apply to these contingent beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint annuitants and (ii) trusts where the spouses are the sole beneficial Owners, and the For Life Guarantee is based on the annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal beneficiary will become the Owner upon Spousal Continuation and he or she may name a beneficiary; however, that beneficiary is not considered a Covered Life. Likewise, if the primary spousal beneficiary dies first, the Owner may name a new beneficiary; however, that beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the longer of:

          * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

                  The For Life Guarantee becomes effective when this GMWB is added to the Contract.

                  So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

          OR

          * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                  The GWB is the guaranteed amount available for future periodic withdrawals.

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 85 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                   ---------------------------------------------

 WHEN THIS GMWB IS ADDED TO THE    The GWB equals initial premium net of any
 CONTRACT ON THE ISSUE DATE -      applicable premium taxes.

                                   The GAWA is determined based on the youngest
                                   Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

                                   The For Life Guarantee becomes effective on
                                   the Contract Issue Date.
                                   ---------------------------------------------

                                   ---------------------------------------------

 WHEN THIS GMWB IS ADDED TO THE    The GWB equals Contract Value.
 CONTRACT ON ANY CONTRACT
 ANNIVERSARY -                     The GAWA is determined based on the youngest
                                   Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

                                   The For Life Guarantee becomes effective on
                                   the Contract Anniversary on which the
                                   endorsement is added.
                                   ---------------------------------------------


Contract Enhancements are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. Premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date. (See Example 1 in Appendix C.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.


PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal beneficiary who is not a Covered Life. Please see the "Spousal Continuation" subsection below for more information.


WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix C and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:


                                Ages             GAWA Percentage
                          ------------------ ------------------------
                          ------------------ ------------------------
                               45 - 59                 4%
                               60 - 74                 5%
                               75 - 84                 6%
                                 85+                   7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)


For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.


                                   ---------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL        The GWB is recalculated, equaling the greater
PRIOR WITHDRAWALS IN THE CURRENT   of:
CONTRACT YEAR, IS LESS THAN OR       * The GWB before the withdrawal less the
EQUAL TO THE GREATER OF THE GAWA       withdrawal; OR
OR RMD, AS APPLICABLE -              * Zero.

                                   The GAWA:
                                     * Is unchanged WHILE THE FOR LIFE GUARANTEE
                                       IS IN EFFECT; OTHERWISE
                                     * Is recalculated, equaling the lesser
                                       of the GAWA before the withdrawal, or
                                       the GWB after the withdrawal.
                                   ---------------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.


Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix C). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

                                   ---------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL        The GWB is recalculated, equaling the greater
PRIOR WITHDRAWALS IN THE CURRENT   of:
CONTRACT YEAR, EXCEEDS THE           * The GWB prior to the partial
GREATER OF THE GAWA OR RMD, AS         withdrawal, first reduced
APPLICABLE, AND THIS ENDORSEMENT       dollar-for-dollar for any portion of
WAS ADDED TO YOUR CONTRACT ON OR       the partial withdrawal not defined as
AFTER DECEMBER 3, 2007 -               an Excess Withdrawal (see below), then
                                       reduced in the same proportion that
                                       the Contract Value is reduced by the
                                       Excess Withdrawal; OR
                                     * Zero.

                                   The GAWA is recalculated as follows:
                                     * If the For Life Guarantee is in force,
                                       the GAWA prior to the partial
                                       withdrawal is reduced in the same
                                       proportion that the Contract Value is
                                       reduced by the Excess Withdrawal.
                                     * If the For Life Guarantee is not in
                                       force, the GAWA is equal to the lesser
                                       of:
                                          o The GAWA prior to the partial
                                            withdrawal reduced in the same
                                            proportion that the Contract Value
                                            is reduced by the Excess Withdrawal,
                                            OR
                                          o The GWB after the withdrawal.

                                   ---------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

     *    The total amount of the current partial withdrawal, OR

     * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

                                   ---------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL        The GWB is recalculated, equaling the lesser
PRIOR WITHDRAWALS IN THE CURRENT   of:
CONTRACT YEAR, EXCEEDS THE           * Contract Value after the withdrawal; OR
GREATER OF THE GAWA OR RMD, AS       * The greater of the GWB before the
APPLICABLE, AND THIS ENDORSEMENT       withdrawal less the withdrawal, or zero.
WAS ADDED TO YOUR CONTRACT
BEFORE DECEMBER 3, 2007 -          The GAWA is recalculated, equaling the lesser
                                   of:
                                     * The GAWA percentage multiplied by the
                                       Contract Value after the withdrawal; OR
                                     * The GAWA percentage multiplied by the
                                       GWB after the withdrawal.
                                   ---------------------------------------------

Withdrawals under this GMWB are assumed to be the total amount deducted, including any withdrawal charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an excess interest adjustment. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 100.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.


       -------------------------------------------------------------------------
       RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

       Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is $10. The RMDs for calendar years 2005 and 2006 are $14 and $16, respectively.

                If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

        AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

                The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).


       EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

       -------------------------------------------------------------------------

PREMIUMS.

                                     -------------------------------------------

  WITH EACH SUBSEQUENT PREMIUM       The GWB is recalculated, increasing by the
  PAYMENT ON THE CONTRACT -          amount of the premium net of any applicable
                                     premium taxes.

                                     If the premium payment is received after
                                     the first withdrawal, the GAWA is also
                                     recalculated, increasing by:
                                       * The GAWA percentage multiplied by
                                         the subsequent premium payment net
                                         of any applicable premium taxes; OR
                                       * The GAWA percentage multiplied by
                                         the increase in the GWB - IF THE
                                         MAXIMUM GWB IS HIT.
                                     -------------------------------------------


We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix C to see how the GWB is recalculated when the $5 million maximum is hit.


STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added, if elected after issue. Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.


                          ----------------------------------------------------------------------------

WITH A STEP-UP -          The GWB equals Contract Value (subject to a $5 million maximum).
                          If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA
                          PERCENTAGE is recalculated based on the attained age of the youngest
                          Covered Life.
                              * The GAWA percentage will not be recalculated
                                upon step-ups following Spousal Continuation
                                if the spouse electing Spousal Continuation
                                is not a Covered Life.

                          If the Step-Up occurs after the first withdrawal, the
                          GAWA is recalculated, equaling the greater of:
                              * The GAWA percentage multiplied by the new GWB, OR
                              * The GAWA prior to Step-Up.
                          ----------------------------------------------------------------------------

PLEASE NOTE: WITHDRAWALS FROM THE CONTRACT REDUCE THE GWB AND CONTRACT VALUE BUT DO NOT AFFECT THE BDB. IN THE EVENT OF WITHDRAWALS, THE BDB REMAINS UNCHANGED. THEREFORE, BECAUSE THE CONTRACT VALUE MUST BE GREATER THAN THE BDB PRIOR TO STEP-UP IN ORDER FOR THE GAWA PERCENTAGE TO INCREASE, A GAWA PERCENTAGE INCREASE MAY BECOME LESS LIKELY WHEN CONTINUING WITHDRAWALS ARE MADE FROM THE CONTRACT.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. HOWEVER, AUTOMATIC STEP-UPS STILL OCCUR AND ELECTED STEP-UPS ARE STILL PERMITTED EVEN WHEN THE GWB IS AT THE MAXIMUM OF $5 MILLION IF THE CONTRACT VALUE IS GREATER THAN THE BDB AND THE GAWA PERCENTAGE WOULD INCREASE. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.


OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the information beginning on page 74 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Annual Step-Up benefit.

CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT, AT LEAST ONE COVERED LIFE REMAINS ALIVE AND the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time of the first payment.


                                   ---------------------------------------------

AFTER EACH PAYMENT WHEN THE        The GWB is recalculated, equaling the greater
CONTRACT VALUE IS ZERO -           of:
                                     * The GWB before the payment less the
                                       payment; OR
                                     * Zero.

                                   The GAWA:
                                     * Is unchanged SO LONG AS THE FOR LIFE
                                       GUARANTEE IS IN EFFECT; OTHERWISE
                                     * Is recalculated, equaling the lesser
                                       of the GAWA before, or the GWB after,
                                       the payment.
                                   ---------------------------------------------

Payments are made on the periodic basis you elect, but not less frequently than annually. If you die before all scheduled payments are made, then your beneficiary will receive the remainder of the GWB in the form of continuing scheduled payments. All other rights under your Contract cease, except for the right to change beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

        * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                   * If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

                      If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

                   * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

                   * Step-Ups will continue automatically or as permitted in accordance with the above rules for Step-Ups.

                   * Contract Anniversaries will continue to be based on the original Contract's Issue Date.

                   * If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

                   * If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of death. The GAWA percentage will not change on future Step-Ups.

                   * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the additional Income Options available on the Latest Income Date.

                   * A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

        * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

        * Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 99.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

     * The date of death of the Owner (or either joint Owner), UNLESS the beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

     * The Continuation Date on a Contract if the spousal beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

ANNUITIZATION.

         JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

         If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

         SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

         This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the beneficiary, as scheduled.

         The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.


SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 43 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP ("LIFEGUARD SELECT").

This is a new Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner (or, in the case of joint Owners, until the death of the first Owner to die) regardless of the performance of the underlying investment options. This benefit may be appropriate for those individuals who are looking for a number of features, within the GMWB, that may offer a higher level of guarantee and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX C, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS, EXAMPLE 11 FOR THE GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND EXAMPLE 12 FOR TRANSFER OF ASSETS. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

     * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                   The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described elsewhere in this prospectus.

                   For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                   The For Life Guarantee becomes effective when this GMWB is added to the Contract.

                   So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.

     OR

     * If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                   The GWB depends on when this GMWB is added to the Contract (as explained below).

      BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date or any Contract Anniversary. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. The Owner may terminate this GMWB on any Contract Anniversary but a request for termination must be received in writing in Good Order within 30 calendar days' prior to the Contract Anniversary. This GMWB may also be terminated by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                 -----------------------------------------------

  WHEN THIS GMWB IS ADDED TO THE The GWB equals initial premium net of any
  CONTRACT ON THE ISSUE          applicable premium taxes.
  DATE -
                                 The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

                                 The For Life Guarantee becomes effective on the Contract Issue Date.
                                 -----------------------------------------------

                                 -----------------------------------------------

  WHEN THIS GMWB IS ADDED TO THE The GWB equals Contract Value.
  CONTRACT ON ANY CONTRACT
  ANNIVERSARY -                  The GAWA is determined based on the Owner's
                                 attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

                                 The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.
                                 -----------------------------------------------

Contract Enhancements are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. Premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date. (See Example 1 in Appendix C.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB may be continued by a spousal Beneficiary without the For Life Guarantee. Please see the "Spousal Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix C and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

                                       Ages              GAWA Percentage
                                 ------------------- ------------------------
                                 ------------------- ------------------------
                                      55 - 74                  5%
                                      75 - 84                  6%
                                        85+                    7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

                                   ---------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL        The GWB is recalculated, equaling the greater
PRIOR WITHDRAWALS IN THE CURRENT   of:
CONTRACT YEAR, IS LESS THAN OR       * The GWB before the withdrawal less the
EQUAL TO THE GREATER OF THE GAWA       withdrawal; OR
OR RMD, AS APPLICABLE -              * Zero.

                                   The GAWA:
                                     * Is unchanged WHILE THE FOR LIFE GUARANTEE
                                       IS IN EFFECT; OTHERWISE
                                     * Is recalculated, equaling the lesser
                                       of the GAWA before the withdrawal, or
                                       the GWB after the withdrawal.
                                   ---------------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix C). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

                                   ---------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL        The GWB is recalculated, equaling the greater
PRIOR WITHDRAWALS IN THE CURRENT   of:
CONTRACT YEAR, EXCEEDS THE           * The GWB prior to the partial
GREATER OF THE GAWA OR RMD, AS         withdrawal, first reduced
APPLICABLE -                           dollar-for-dollar for any portion of
                                       the partial withdrawal not defined as
                                       an Excess Withdrawal (see below), then
                                       reduced in the same proportion that
                                       the Contract Value is reduced by the
                                       Excess Withdrawal; OR
                                     * Zero.

                                   The GAWA is recalculated as follows:
                                     * If the For Life Guarantee is in force,
                                       the GAWA prior to the partial
                                       withdrawal is reduced in the same
                                       proportion that the Contract Value is
                                       reduced by the Excess Withdrawal.
                                     * If the For Life Guarantee is not in
                                       force, the GAWA is equal to the lesser
                                       of:
                                          o The GAWA prior to the partial
                                            withdrawal reduced
                                            in the same proportion that
                                            the Contract Value is reduced
                                            by the Excess Withdrawal (see
                                            below), OR
                                          o The GWB after the withdrawal.
                                   ---------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

     *    The total amount of the current partial withdrawal, OR

     * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a guaranteed fixed account option may be subject to an excess interest adjustment. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 100.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

        ------------------------------------------------------------------------

        RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

        Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

             Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is $10. The RMDs for calendar years 2005 and 2006 are $14 and $16, respectively.

             If the Owner takes $7 in each of the two halves of calendar year 2005 and $8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

        AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

             The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

             If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

        EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
        ------------------------------------------------------------------------

GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

     * The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, OR

     * The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

     * On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

     * With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix C.)

     * With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix C.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the GMWB Death Benefit. Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix C for an illustration of this GWB adjustment provision.)

PREMIUMS.

                                   ---------------------------------------------

WITH EACH SUBSEQUENT PREMIUM       The GWB is recalculated, increasing by the
PAYMENT ON THE CONTRACT -          amount of the premium net of any applicable
                                   premium taxes.

                                   If the premium payment is received after the
                                   first withdrawal, the GAWA is also
                                   recalculated, increasing by:
                                     * The GAWA percentage multiplied by the
                                       subsequent premium payment net of any
                                       applicable premium taxes; OR
                                     * The GAWA percentage multiplied by the
                                       increase in the GWB - IF THE MAXIMUM
                                       GWB IS HIT.
                                   ---------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix C to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").

                                   ---------------------------------------------

WITH A STEP-UP -                   The GWB equals the highest quarterly Contract
                                   Value (SUBJECT TO A $5 MILLION MAXIMUM).

                                   If the Step-Up occurs after the first
                                   withdrawal, the GAWA is recalculated,
                                   equaling the greater of:
                                     * The GAWA percentage multiplied by the new
                                       GWB, OR
                                     * The GAWA prior to Step-Up.
                                   ---------------------------------------------

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary. When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB's Transfer of Assets provision (see below), occurring on the Contract Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

                                   ---------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL
PRIOR WITHDRAWALS IN THE CURRENT   The quarterly adjusted Contract Value is
CONTRACT YEAR, IS LESS THAN OR     equal to the greater of:
EQUAL TO THE GREATER OF THE GAWA     * The quarterly adjusted Contract Value
OR RMD, AS APPLICABLE -                before the withdrawal less the
                                       withdrawal; OR
                                     * Zero.
                                   ---------------------------------------------

                                   ---------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL        The quarterly adjusted Contract Value is
PRIOR WITHDRAWALS IN THE CURRENT   equal to the greater of:
CONTRACT YEAR, EXCEEDS THE           * The quarterly adjusted Contract Value
GREATER OF THE GAWA OR RMD, AS         prior to the partial withdrawal, first
APPLICABLE -                           reduced dollar-for-dollar for any
                                       portion of the partial withdrawal not
                                       defined as an Excess Withdrawal (see
                                       above), then reduced in the same
                                       proportion that the Contract Value is
                                       reduced by the Excess Withdrawal; OR
                                     * Zero.
                                   ---------------------------------------------

UPON STEP-UP ON OR AFTER THE 11TH CONTRACT ANNIVERSARY FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GWMB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.20%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order within 30 days prior to the Contract Anniversary. You may subsequently elect to reinstate the GWB Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

GMWB DEATH BENEFIT. Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract's death benefit payable is guaranteed not to be less than the GMWB death benefit. On the effective date of this GMWB endorsement, the GMWB death benefit is equal to the GWB. With each subsequent Premium received after this endorsement is effective, the GMWB death benefit is recalculated to equal the GMWB death benefit prior to the premium plus the amount of the premium payment, net of any applicable premium taxes, SUBJECT TO A MAXIMUM OF $5 MILLION.

Partial withdrawals will affect the GMWB death benefit as follows:

                                   ---------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL
PRIOR WITHDRAWALS IN THE CURRENT   The GMWB death benefit is equal to the
CONTRACT YEAR, IS LESS THAN OR     greater of:
EQUAL TO THE GREATER OF THE GAWA     * The GMWB death benefit before the
OR RMD, AS APPLICABLE -                withdrawal less the withdrawal; OR
                                     * Zero.
                                   ---------------------------------------------

                                   ---------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL        The GMWB death benefit is equal to the
PRIOR WITHDRAWALS IN THE CURRENT   greater of:
CONTRACT YEAR, EXCEEDS THE           * The GMWB death benefit prior to the
GREATER OF THE GAWA OR RMD, AS         partial withdrawal, first reduced
APPLICABLE -                           dollar-for-dollar for any portion of
                                       the partial withdrawal not defined as
                                       an Excess Withdrawal (see above), then
                                       reduced in the same proportion that
                                       the Contract Value is reduced by the
                                       Excess Withdrawal; OR
                                     * Zero.
                                   ---------------------------------------------

THE GMWB DEATH BENEFIT IS NOT ADJUSTED UPON STEP-UP, THE APPLICATION OF ANY BONUS, OR THE APPLICATION OF THE GWB ADJUSTMENT. The GMWB death benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this Contract's basic death benefit or the optional death benefit. The GMWB death benefit will also terminate and will not be included in any applicable continuation adjustment should this GMWB be continued through Spousal continuation of a Contract.

TRANSFER OF ASSETS. This GMWB requires automatic transfers between your elected Investment Divisions/guaranteed fixed account options and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix D. The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB's guarantees. By electing this GMWB, you are giving control to us of all or a portion of your Contract Value. By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/guaranteed fixed account options and the GMWB Fixed Account. Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/guaranteed fixed account option in proportion to their current value. Transfers from guaranteed fixed account options will be subject to an excess interest adjustment, if applicable. There is no excess interest adjustment on transfers from the GMWB Fixed Account.

Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/guaranteed fixed account options will occur when your Contract Value declines due to withdrawals or negative investment returns. However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix D for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB's benefits). In other words, any increase in the GAWA (due to, for example, a premium payment, a Step-Up, the application of any bonus or the application of the GWB adjustment) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/guaranteed fixed account options.

For an example of how this Transfer of Assets provision and the non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000. Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor. Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary. Generally, if the ratio is lower than 77%, funds will be transferred FROM the GMWB Fixed Account. If the ratio is more than 83%, then funds are transferred TO the GMWB Fixed Account.

In this example, the ratio is 91.56, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000). Since the ratio is more than the 83%, funds are transferred TO the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%). Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800
[($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - .80)] so the lesser of the two and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer. That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account. AFTER the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 12 in Appendix C. Please also see the Transfer of Assets Methodology in Appendix D, which contains the non-discretionary formulas.

By electing this GMWB, it is possible that a significant amount of your Contract Value - possibly your entire Contract Value - may be transferred to the GMWB Fixed Account. It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/guaranteed fixed account option. If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any Step-Ups and increases in your GAWA. If you are uncomfortable with the possibility of some or all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and guaranteed fixed account options according to your most recent allocation instructions on file with us. The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year. No adjustment will be made to the GWB, GAWA, GWB adjustment, GMWB death benefit or Bonus Base as a result of these transfers. You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

Once you purchase your Contract, the non-discretionary formulas are fixed and not subject to change. However, we reserve the right to change the formulas for Contracts issued in the future.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FIXED ACCOUNT. A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas. You may not allocate additional monies to the GMWB Fixed Account. The Contract Value in the GMWB Fixed Account is credited with a specific interest rate. The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year. GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared. The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 3%. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

Contract charges deducted from the guaranteed fixed account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions. The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account. There is no excess interest adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account. Transfers to and from the GMWB Fixed Account are automatic; you may not CHOOSE to transfer amounts to and from the GMWB Fixed Account.

Once you purchase your Contract, the non-discretionary formulas are fixed and not subject to change. However, we reserve the right to change the formulas for Contracts issued in the future.

CONTRACT VALUE IS ZERO. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

                                   ---------------------------------------------

AFTER EACH PAYMENT WHEN THE        The GWB is recalculated, equaling the greater
CONTRACT VALUE IS ZERO -           of:
                                     * The GWB before the payment less the
                                       payment; OR
                                     * Zero.

                                   The GAWA:
                                     * Is unchanged SO LONG AS THE FOR LIFE
                                       GUARANTEE IS IN EFFECT; OTHERWISE
                                     * Is recalculated, equaling the lesser
                                       of the GAWA before, or the GWB after,
                                       the payment.
                                   ---------------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die, all rights under your Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the GMWB death benefit and the Earnings Protection Benefit.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

       * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                  *   Upon the Owner's death, the For Life Guarantee is void.

                  * Only the GWB is payable while there is value to it (until depleted).

                  * The GMWB death benefit is void and will not be included in the continuation adjustment.

                  *   The GWB adjustment provision is void.

                  *   The Bonus provision is void.

                  * Step-Ups will continue as permitted; otherwise, the above rules for Step-Ups apply.

                  * Contract Anniversaries will continue to be based on the Contract's Issue Date.

                  * The Liability factors for the transfer of assets formulas (see Appendix D) will continue to be based on the duration since the effective date of the GMWB endorsement.

                  * If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death.

                  * The Latest Income Date is based on the age of the surviving spouse. Please refer to the "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

                  * The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary.

                  * Continue the Contract WITHOUT this GMWB (GMWB is terminated).

                  * The GMWB death benefit will be included in the calculation of the Continuation Adjustment.

                  * The GMWB Fixed Account value will be transferred to the Investment Divisions and guaranteed fixed account options based on the current premium allocation for the Contract.

       * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.

For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 99.

TERMINATION. This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

     * The Contract Anniversary following the Company's receipt of the Owner's request for termination in Good Order;

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

     * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and guaranteed fixed account options based on the current premium allocation for the Contract.

ANNUITIZATION.

         LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

         If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

         SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

         This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

         The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT GENERAL CONSIDERATIONS" AND "GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 43 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.

EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The description of the bonus feature is supplemented by the examples in Appendix C, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

     *    How the bonus is calculated;

     * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

     *    For how long the bonus is available; and

     *    When and what happens when the bonus is applied to the GWB.

          ----------------------------------------------------------------------

          The bonus equals 7% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

                   * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                   * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                              * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                              * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                   * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                   * WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

          THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

          The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period begins on the effective date of this GMWB endorsement and will re-start at the time of a Bonus Base Step-Up if the Bonus Base increases due to the Step-Up and if the Step-Up occurs on or before the Contract Anniversary immediately following the Owner's (if Joint Owners, the oldest Owner's) 80th birthday. The Bonus Period ends on the earlier of:

                   * The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or

                   * The date the Contract Value is zero.

          This GWB Bonus provision is terminated when this GMWB is terminated or if this GMWB is continued through Spousal continuation of a Contract; Contract Anniversaries are based on the Contract's Issue Date.

          The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.

          When the bonus is applied:

                   *   The GWB is recalculated, increasing by 7% of the Bonus
                       Base.

                   * If the Bonus is applied after the first withdrawal, the GAWA is recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

          Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment, or GMWB death benefit.
          ----------------------------------------------------------------------

SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. If you have arranged for systematic withdrawals, schedule any planned Step-Up under a GMWB to occur prior to the withdrawal. Example 7 in Appendix C illustrates the consequences of a withdrawal preceding a Step-Up. There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive and withdrawals you make before you reach 59 1/2 may be subject to a 10% tax penalty. You may also be subject to a withdrawal charge and an excess interest adjustment.

If your Contract contains the LifeGuard Select GMWB, systematic withdrawals are only allowed on a pro-rata basis including all investment options (including the GMWB Fixed Account) or, in the alternative, may be requested from specified investment options, excluding the GMWB Fixed Account. Specific to the GMWB Fixed Account, a specified withdrawal request may cause an automatic transfer from the GMWB Fixed Account on the following Contract Monthly Anniversary.

In addition, for Contracts with the LifeGuard Select GMWB, the percentage of the partial withdrawal taken from the GMWB Fixed Account cannot exceed the ratio of the GMWB Fixed Account value to the Contract Value.


We reserve the right to charge a fee for participation or to discontinue offering this program in the future.

SUSPENSION OF WITHDRAWALS OR TRANSFERS. Jackson may be required to suspend or delay withdrawals or transfers from an Investment Division when:

     * the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     *    trading on the New York Stock Exchange is restricted;

     * an emergency exists so that it is not reasonably practicable to dispose of securities in the Separate Account or determine the division value of its assets; or

     *    the SEC, by order, may permit for the protection of Owners.

The applicable rules and regulations of the SEC will govern whether the conditions in (b) and/or (c) exist.


Jackson has reserved the right to defer payment for a withdrawal or transfer from the guaranteed fixed account and the GMWB Fixed Account for the period permitted by law, but not more than six months.


                       INCOME PAYMENTS (THE INCOME PHASE)

The income phase occurs when you begin receiving regular payments from your Contract. The Income Date is the date on which those payments begin. You can choose the Income Date and an income option.

INCOME DATE. The Income Date must be at least one year after your Contract is issued. You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. Income payments must begin by your 90th birthday under a non-qualified Contract, or by such earlier date as required by the applicable qualified plan, law or regulation, unless otherwise approved by the Company. Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities. Distributions from Roth IRAs are not required prior to your death.

INCOME PAYMENTS FROM INVESTMENT DIVISIONS. At the Income Date, you can choose whether payments will come from the guaranteed fixed account, the Investment Divisions or both. Unless you tell us otherwise, your income payments will be based on the Allocation Options that were in place on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $5,000 to apply toward an income option and state law permits, Jackson may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $50 and state law permits, Jackson may set the frequency of payments so that the first payment would be at least $50.

         INCOME PAYMENTS FROM INVESTMENT DIVISIONS. If you choose to have any portion of your income payments come from the Investment Division(s), the dollar amount of your payment will depend upon three things:

          1. the value of your Contract in the Investment Division(s) on the Income Date;

          2. the 3% assumed investment rate used in the annuity table for the Contract; and

          3.   the performance of the Investment Divisions you selected.

Jackson calculates the dollar amount of the first income payment that you receive from the Investment Divisions. We then use that amount to determine the number of annuity units that you hold in each Investment Division. The amount of each subsequent income payment is determined by multiplying the number of annuity units that you hold in an Investment Division by the annuity unit value for that Investment Division.

The number of annuity units that you hold in each Investment Division does not change unless you reallocate your Contract Value among the Investment Divisions. The annuity unit value of each Investment Division will vary based on the investment performance of the Fund. If the actual investment performance exactly matches the assumed rate at all times, the amount of each income payment will remain equal. If the actual investment performance exceeds the assumed rate, your income payments will increase. Similarly, if the actual investment performance is less than the assumed rate, your income payments will decrease.

If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time. Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time. If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

INCOME OPTIONS. You may elect to receive a single sum or you may elect one of the income options described below. A single sum distribution may be deemed to be a withdrawal. If you do not choose an income option, we will assume that you selected Option 3, which provides a life annuity with 120 months of guaranteed payments. You can change your income option at any time before the Income Date. You must give us 7 days notice.

The annuitant is the person whose life we look to when we make income payments. (Each description assumes that you are the Owner and annuitant.) The following income options may not be available in all states.

OPTION 1 - Life Income. This income option provides monthly payments for your life.

OPTION 2 - Joint and Survivor Annuity. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you. At the time you elect this option, you may choose whether the payments to the survivor will continue at the full rate or at two-thirds or one-half of the full rate.

OPTION 3 - Life Annuity With 120 or 240 Monthly Guaranteed Periods. This income option provides monthly payments for the annuitant's life, but with payments continuing to the beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

ADDITIONAL OPTIONS - Other income options may be made available by Jackson.

                                  DEATH BENEFIT

The Contract offers a selection of death benefits. When you purchase your Contract, you must elect the death benefit that will be available before the Income Date. You may elect:

        *    the standard death benefit; or

        *    the optional enhanced death benefit.

You cannot change your election after we have issued your Contract. The death benefit paid to your beneficiary upon your death is calculated as of the date we receive all required documentation which includes, but is not limited to, proof of death and a completed claim form from the beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first beneficiary). The death benefit paid will be the basic death benefit unless you have selected the optional enhanced death benefit. If you have the optional enhanced death benefit, the difference between the account value and the optional enhanced death benefit will be put into your account as of the date we receive completed claim forms and proof of death from the beneficiary of record and will be allocated among investment options according to future allocations on file for your account as of that date. Each beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at Home Office in Lansing, Michigan.


The effects of any GMWB on the amount payable to your beneficiaries upon your death should be considered before selecting a GMWB. Except as provided in certain of the GMWB endorsements, no death benefit will be paid upon your death in the event the Contract Value falls to zero. See the individual GMWB subsections earlier in this prospectus under "ACCESS TO YOUR MONEY" for information about how the GMWB endorsements work.


DEATH OF OWNER BEFORE THE INCOME DATE. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary. A contingent beneficiary is entitled to receive payment only after the beneficiary dies. Jackson may limit permissible joint Owners to spouses.

     STANDARD DEATH BENEFIT.  The standard death benefit equals the greater of:

     1.   current Contract Value;

          a. less any Contract Enhancement applied within the 12 months prior to your death.

     2.   the total premiums paid prior to your death;

          a.   less withdrawals,

          b.   less withdrawal charges,

          c.   less Contract charges and fees,

          d.   less premium taxes, and

          e. less any Contract Enhancement applied within the 12 months prior to your death.

     OPTIONAL ENHANCED DEATH BENEFIT. The optional enhanced death benefit is equal to the greatest of:

     1.   the standard death benefit;

     2.   the total premiums paid prior to your death;

          a.   less withdrawals,

          b.   less withdrawal charges,

          c.   less Contract charges and fees,

          d.   less premium taxes, and

          e. less any Contract Enhancement applied within the 12 months prior to your death, compounded at 5% (4% if the Owner is age 70 or older at the date of issue).

     3.   the Contract Value at the end of the 7th Contract year;

          a.   plus all premiums made since the 7th year,

          b.   less withdrawals,

          c.   less withdrawal charges,

          d.   less Contract charges and fees,

          e.   less premium taxes, and

          f. less any Contract Enhancement applied within the 12 months prior to your death, compounded at 5% (4% if the Owner is age 70 or older at the date of issue).

The optional enhanced death benefit under 2 or 3 will never exceed 250% of premiums paid, less partial withdrawals, charges and fees, withdrawal charges, and premium taxes.

From the time of death of the Owner until the death benefit amount is determined, any amount allocated to an Investment Division will be subject to investment risk. The investment risk is borne by the beneficiary(ies).

The death benefit can be paid under one of the following death benefit options:

     *    single lump sum payment; or

     *    payment of entire death  benefit  within 5 years of the date of death;
          or

     * payment of the entire death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy, with the balance of the death benefit payable to the beneficiary.

Under these income options, the beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the beneficiary.


Unless the beneficiary chooses to receive the death benefit in a single sum, the beneficiary must elect an income option within the 60-day period beginning with the date Jackson receives proof of death and payments must begin within one year of the date of death. If the beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, Jackson will pay the death benefit within 7 days. If the beneficiary is your spouse, he/she can continue the Contract in his/her own name at the then current Contract Value.


As Owner, you may also make a predetermined selection of the death benefit option to be paid if your death occurs before the Income Date. If this Preselected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. The Preselected Death Benefit Option may not be available in your state.

SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the beneficiary and elects to continue the Contract in his or her own name after your death, no death benefit will be paid at that time. Instead, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value. We calculate this amount using the Contract Value and death benefit as of the date we receive completed forms and due proof of death from the beneficiary of record and the spousal beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If your spouse continues the Contract in his/her own name, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.

If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate certain optional benefits you might have elected. The Contract and its optional benefits remain the same. Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.

A GMWB, however, will terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see the individual GMWB subsections earlier in this prospectus under "Access To Your Money."

If you have elected the Preselected Death Benefit Option the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Preselected Death Benefit Option may not be available in your state.

DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint Owner die on or after the Income Date, and you are not the annuitant, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the beneficiary becomes the Owner. If the joint Owner dies, the surviving joint Owner, if any, will be the designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. A contingent beneficiary is entitled to receive payment only after the beneficiary dies.

DEATH OF ANNUITANT BEFORE THE INCOME DATE. If the annuitant is not an Owner or joint Owner and the annuitant dies before the Income Date, you become the new annuitant. You may name a new annuitant, subject to our underwriting rules. However, if the Owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the Owner, and a new annuitant may not be named.

DEATH OF ANNUITANT ON OR AFTER THE INCOME DATE. If the annuitant dies on or after the Income Date, any remaining payments will be as provided for in the income option selected. Any remaining payments will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

                                      TAXES

THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT.

CONTRACT OWNER TAXATION

TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase the Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan), your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

If you do not purchase the Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the annuitant until a distribution (either as a withdrawal or as an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Also loans based on a non-qualified Contract are treated as distributions.

NON-QUALIFIED CONTRACTS - AGGREGATION OF CONTRACTS. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified Contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. A part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after you have received all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid to a beneficiary after you die; (3) paid if the recipient becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal periodic payments made annually (or more frequently) for life or a period not exceeding life expectancy of the recipient or of the recipient and a beneficiary; (5) paid under an immediate annuity; or (6) which come from premiums made prior to August 14, 1982.

NON-QUALIFIED CONTRACTS - REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an Owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if an Owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the Owner's death.

The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner's death. The Owner's "designated beneficiary," who must be a natural person, is the person designated by such Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner's "designated beneficiary" is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts. The Code also imposes minimum distribution requirements for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) experiences hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.

WITHDRAWALS - ROTH IRAS. Subject to certain limitations, individuals may also purchase a new type of non-deductible IRA annuity, known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings: (i) there was a written agreement providing for payments of the fees solely from the annuity Contract, (ii) the Contract Owner had no liability for the fees and
(iii) the fees were paid solely from the annuity Contract to the adviser.

EXTENSION OF LATEST INCOME DATE. If you do not annuitize your non-qualified Contract on or before the latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the account value each year from the inception of the Contract or the entire increase in the account value would be taxable in the year you attain age 90. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

DEATH BENEFITS. None of the death benefits paid under the Contract will be tax-exempt life insurance benefits to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL. The Contract and all riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

ASSIGNMENT. An assignment of a Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and ERISA. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of a Contract.

DIVERSIFICATION. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. Jackson believes that the underlying investments are being managed so as to comply with these requirements.

OWNER CONTROL. In a Revenue Ruling issued in 2003, the Internal Revenue Service
(IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the Contract Owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the Contract Owners to be treated as the Owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the Contract Owner and Jackson regarding the availability of a particular investment option and other than the Contract Owner's right to allocate premiums and transfer Funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.


The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 80 Investment Divisions and at least one Fixed Account option, although a Contract Owner's Contract Value can be allocated to no more than 18 Allocation Options at any one time. The second difference is that the Owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 15 transfers in any one year without a charge.


The Revenue Ruling states that whether the Owner of a variable contract is to be treated as the Owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

WITHHOLDING. In general, distributions from a Contract are subject to 10% federal income tax withholding unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

Any distribution from a tax-qualified contract eligible for rollover will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

      (a) one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee,
             (b) the joint lives or joint life expectancies of the employee and the employee's beneficiary, or (c) for a specified period of ten years or more;

      (b)    a required minimum distribution;

      (c)    a hardship withdrawal; or

      (d)    the non-taxable portion of a distribution.

JACKSON TAXATION

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. (We do impose a so-called "Federal (DAC) Tax Charge" under variable life insurance policies, but the "Federal (DAC) Tax Charge" merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product Owners are not the Owners of the assets generating the benefits under applicable income tax law; and (iii) while we impose a so-called "Federal (DAC) Tax Charge" under variable life insurance policies, we do not currently include company income taxes in the charges Owners pay under the products.

                                OTHER INFORMATION

DOLLAR COST AVERAGING. You can arrange to have a regular amount of money periodically transferred automatically into the Investment Divisions and the other guaranteed fixed account options from the one-year guaranteed fixed account or any of the other Investment Divisions. This theoretically gives you a lower average cost per unit for the Investment Divisions over time than you would receive if you made a one-time purchase. The more volatile Investment Divisions may not result in lower average costs and such divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply.

EARNINGS SWEEP. You can choose to move your earnings from the source accounts (only applicable from the one-year guaranteed fixed account option and the JNL/Select Money Market Fund). There is no charge for Earnings Sweep.

REBALANCING. You can arrange to have Jackson automatically reallocate your Contract Value among Investment Divisions and the 1-year guaranteed fixed account periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions.

Jackson does not currently charge for participation in this program. We may do so in the future.

FREE LOOK. You may return your Contract to the selling agent or Jackson within 20 days after receiving it. Jackson will return the Contract Value in the Investment Division plus any fees and expenses deducted from the premiums allocated to the Investment Divisions plus the full amount of premiums you allocated to the guaranteed fixed account. We will determine the Contract Value in the Investment Division as of the date we receive the Contract from you or the date you return it to the selling agent. Jackson will return premium payment where required by law. In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

ADVERTISING. From time to time, Jackson may advertise several types of performance for the Investment Divisions.

     o TOTAL RETURN is the overall change in the value of an investment in an Investment Division over a given period of time.

     o STANDARDIZED AVERAGE ANNUAL TOTAL RETURN is calculated in accordance with SEC guidelines.

     o NON-STANDARDIZED TOTAL RETURN may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

     o YIELD refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. Performance will reflect the deduction of the insurance charges and may reflect the deduction of the annual contract maintenance charge and withdrawal charge. The deduction of the annual contract maintenance charge and/or the withdrawal charge would reduce the percentage increase or make greater any percentage decrease.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the Contract Value to another approved Contract or vendor during the period of ORP participation. These requirements will apply to any other jurisdiction with comparable requirements.

MODIFICATION OF THE CONTRACT. Only the President, Vice President, Secretary or Assistant Secretary of Jackson may approve a change to or waive a provision of the Contract. Any change or waiver must be in writing. Jackson may change the terms of the Contract in order to comply with changes in applicable law, or otherwise as deemed necessary by Jackson.

LEGAL PROCEEDINGS. Jackson is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against Jackson asserts various theories of liability and purports to be filed on behalf of individuals or differing classes of persons in the United States who purchased either life insurance or annuity products from Jackson during periods ranging from 1981 to present. Jackson has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson on a non-material basis, or is being vigorously defended. Jackson accrues for legal contingencies once the contingency is deemed to be probable and estimable. Please see the Jackson National Life Insurance Company and Subsidiaries Consolidated Financial Statements for the year ending December 31, 2006, for information concerning such amounts that have been accrued. At this time, it is not feasible to make a meaningful estimate of the amount or range of any additional losses that could result from an unfavorable outcome in such actions.

                                 PRIVACY POLICY

COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

     o    Information we receive from you on applications or other forms;

     o    Information about your transactions with us;

     o    Information we receive from a consumer reporting agency;

     o Information we obtain from others in the process of verifying information you provide us; and

     o Individually identifiable health information, such as your medical history when you have applied for a life insurance policy.

DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or non-affiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications. Our agreements with these third party mailers require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies, and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. We HAVE SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC, AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.

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   QUESTIONS. IF YOU HAVE QUESTIONS ABOUT YOUR CONTRACT, YOU MAY CALL OR WRITE TO US AT:

      o Annuity Service Center:                             (800) 766-4683 (8a.m. - 8 p.m. ET)
                                                            P.O. Box 17240,
                                                            Denver, Colorado 80217-0240

      o Institutional Marketing Group Service Center:       (800) 777-7779 (8a.m. - 8 p.m. ET)
                                                            P.O. Box 30392, Lansing, Michigan 48909-7892
-----------------------------------------------------------------------------------------------------------
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


                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION



   General Information and History....................................... 2

   Services.............................................................. 5

   Purchase of Securities Being Offered.................................. 5


   Underwriters.......................................................... 6


   Calculation of Performance............................................ 6

   Additional Tax Information............................................ 8

   Annuity Provisions.................................................... 18

   Net Investment Factor................................................. 19

   Condensed Financial Information....................................... 20

"JNL(R)," "Jackson National(R)" and "JacksonSM" are trademarks or service marks of Jackson National Life InsuraNce Company.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)" "Standard & Poor's 500," "500,"
"Standard & Poor's MidCap 400 Index," "Standard & Poor's MidCap 400 " and "S&P MidCap 400 Index " are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company ("Jackson"). The JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management S&P(R) SMid 60 Fund, the JNL/Mellon Capital Management JNL 5 Fund, and the JNL/Mellon Capital Management VIP Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P. S&P typically receives license fees from the issuers of such fund, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

"Dow Jones," "Dow Jones Industrial AverageSM," "Dow Jones Select Dividend IndexSM," "DJIASM," "DowSM" and "Dow 10SM " are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by Jackson. Dow Jones has no relationship to the annuity and Jackson, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund. Please see Appendix A for additional information. The JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq(R)" are trade or service marks Of THE Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management JNL Optimized 5 Fund, or the JNL/Mellon Capital Management VIP Fund. The JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

"Value Line(R)," "The Value Line Investment Survey," and "Value Line TimelinessTM Ranking System" are trademarks oF Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson National Life Insurance Company. The JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management VIP Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund. Jackson National Life Insurance Company is not affiliated with any Value Line Company.

"NYSE(R)" is a registered mark of, and "NYSE International 100 IndexSM" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 IndexSM" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 IndexSM" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

NYSE Group, Inc. DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management NYSE(R) International 25 Fund or anY other securities.

o    Have any  responsibility  or liability for or make any decisions  about the
     timing,   amount  or  pricing  of  JNL/Mellon  Capital  Management  NYSE(R)
     International 25 Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

o Consider the needs of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or the owners of thE JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

--------------------------------------------------------------------------------

NYSE GROUP,  INC. AND ITS  AFFILIATES  WILL NOT HAVE ANY LIABILITY IN CONNECTION
WITH  THE  JNL/MELLON  CAPITAL   MANAGEMENT   NYSE(R)   INTERNATIONAL  25  FUND.
SPECIFICALLY,

o NYSE GROUP, INC. AND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AND NYSE GROUP, INC. AND ITS AFFILIATES DISCLAIM ANY WARRANTY ABOUT:

o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND, THE OWNER OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE INDEX AND THE DATA INCLUDED IN THE NYSE INTERNATIONAL 100 INDEXSM;

o    THE ACCURACY OR COMPLETENESS OF THE INDEX AND ITS DATA;

o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE INDEX AND ITS DATA;

o NYSE GROUP, INC. WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE INDEX OR ITS DATA;

o UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL ASSET MANAGEMENT, LLC AND NYSE GROUP, INC. IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER THIRD PARTIES.

--------------------------------------------------------------------------------

                                   APPENDIX A

DOW JONES DOES NOT:

* Sponsor, endorse, sell or promote the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the
     JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Recommend that any person invest in the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the
     JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other securities.

* Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the
     JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management
     Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Consider the needs of the of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the
     JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or the owners of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, or the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.

 -------------------------------------------------------------------------------

DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND. SPECIFICALLY,

     * DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

          * THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE
               JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE
               JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE
               JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT
               COMMUNICATIONS  SECTOR FUND,  THE JNL/MELLON  CAPITAL  MANAGEMENT
               CONSUMER  BRANDS SECTOR FUND, THE JNL/MELLON  CAPITAL  MANAGEMENT
               OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT
               HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

          *    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

          * THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA.

     * DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA.

     * UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

 THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER THIRD PARTIES.
 -------------------------------------------------------------------------------

                                   APPENDIX B


                              BROKER-DEALER SUPPORT

Below is a complete list of broker-dealers that received marketing and distribution and/or administrative support in 2006 from the Distributor in relation to the sale of our variable insurance products.


1st Discount Brokerage                   Capital Investment Group                 Financial Planning Consultants
1st Global Capital Corporation           Capital Management Partners              Financial Security Management Inc.
1st Worldwide Financials Partners        Capital Strategies Financial             Financial Solution Services
Advanced Planning Securities             Capwest Securities                       Financial West Investment Group
Advest, Inc.                             Carillon Investments                     First Allied Securities
AG Edwards                               Centaurus Financial                      First Heartland Capital Inc.
AIG Financial Advisors                   Century Securities                       First Independent Financial
Allegiance Capital                       CFD Investments Inc.                     FNB Brokerage Services
American General Securities              Chevy Chase                              Forsyth Heritage
American Investors                       Colby & White                            Founders Financial Securities
American Portfolios Financial            Colonial Brokerage                       Fox and Company
Ameritas Investment Corporation          Commonwealth Financial Network           FSC Securities Corporation
Anderson & Strudwick                     Compass Wealth Management                Fusion Financial
Associated Securities Corporation        Consumer Concepts Investment             GA Repple & Company
B C Ziegler and Company                  Countrywide Investment Services          Geneos Wealth Management Inc.
Baird & Company Inc.                     Crown Capital Securities                 Genworth Financial
Bancwest Investment Services             CUE Financial Group Inc.                 Gold & Associates
Barber Financial Group                   Cullums & Burks Securities               Great American
BB Graham & Co Inc.                      CUSO Financial                           Great American Advisors
BB&T Investments Services Inc.           D A Davidson                             GunnAllen Financial Inc.
BCG Securities                           David Noyes & Co                         GW Sherwold Associates
Bentley Lawrence Securities              Delta Equity Services                    GWN Securities Inc.
Berthel Fisher Co                        E Planning Securities                    H Beck Inc.
BI Investments                           Eagle Financial Group                    H&R Block Financial Advisors
Blue Vase                                Eltekon                                  Hantz Financial Services
Brecek & Young Advisors Inc.             Ensemble Financial Services              Harbour Investments Inc.
Brookstone Securities                    Equitas America                          Harger & Company
Brookstreet Securities Corp              Equity Leadership Securities             Harold Dance Investments
Bueter & Company Inc.                    Ernharth Group                           Harvest Capital LLC
BYN Investment Center                    ESI Financial                            Hazard & Siegel LLC
Cadaret Grant and Company                Feliciano Financial Group                HBW Securities
Calton & Associates Inc.                 Fenwick Securities                       Heim, Young & Associates
Cambridge Investment Research            Ferris Baker Watts Inc.                  Hilliard Lyons
Capital Analysts Inc.                    FFP Securities Inc.                      Hornor, Townsend and Kent Inc.
Capital Directions                       Fifth Third Securities                   HS Dent
Capital Financial Services               Financial Network Investment             HSBC Securities


Huntleigh Securities
ICA
ICBA
IMS Securities
Independent Financial Group
Independent Financial Marketing Group
Infinex Investments Inc.
ING Financial Partners Inc.
Innovative Solutions
Inter Securities Inc.
Intercarolina Financial Services
Intersecurities Inc.
Intervest International
Invest Financial Corporation
InvestaCorp
Investment Advisors and Consultants
Investment Architects Inc.
Investment Management Corp
Investors Capital Corporation
ISP Inventive Solution Planning
Janney Montgomery Scott LLC
Jefferson Pilot Securities Corp
JJB Hilliard
John Hancock
John James Investments Inc.
JP Turner & Company LLC
JRL Capital Corporation
JW Cole Financial Inc.
KCD Financial
Key Investments
KMS Financial Services
Koehler Financial LLC
Kovack Securities Inc.
Labrunerie Financial
LaSalle Financial
Lasalle St. Securities Inc.



Legacy Financial Services                Park Avenue Securities                   Sorrento
Legend Equities Corp                     Peoples Securities                       Southeast Investment
Leonard & Company                        PFIC Securities                          Southwest Securities Financial Services
Lincoln Financial Advisors (LFA)         Piper Jaffray                            Spectrum Capital
Lincoln Investment Planning Inc.         Planmember Securities                    Stanford Group Company
Linsco/Private Ledger Corporation (LPL)  Prime Capital Services Inc.              Stephens Inc.
Lockheed Federal Credit Union            Princor Financial Services Corp          Sterne Agree Financial Services
Madison Ave Securities                   Pro Equities Inc.                        Stifel Nicolaus & Company
Main Street Securities                   Professional Asset Management            Summit Brokerage Services Inc.
McDonald Investments Inc.                PSC Securities Corp                      Sunset Financial Services Inc.
McDonald Securities                      PTS Brokerage                            SWS Financial Services Inc.
Medallion Investment Services            QA3 Financial Corp                       Synergy Investment Group
MetLife Securities                       Quest Securities                         Thrivent Investment Management
Michigan Securities Inc.                 Questar Capital Corporation              Time Capital
Mid Atlantic Capital Corp                Raymond James (Planning Corp)            Tower Square Securities
Milkie/Ferguson Investments              RBC Dain Rauscher, Inc.                  Transamerica Financial Life
MML Investor Services                    Regal Financial                          Triad Advisors
Money Concepts                           Regis Securities Corp                    UBS
Moors & Cabot Inc.                       Resource Horizons                        Union Banc Investment Services
Morgan Keegan                            River Stone Wealth Management            United Equity Securities
Morgan Peabody                           RL Harger & Associates                   United Heritage
MTL Equity Products                      RNR Securities LLC                       United Investment Services
Multi-Financial Securities Corp          Roche Securities                         United Planners Financial
Mutual Service Corporation (MSC)         Royal Alliance Association               United Securities Alliance Inc.
National Planning Corp (NPC)             Royal Securities                         US Allianz Securities Inc.
National Securities Corp                 RW Baird                                 USA Financial Securities Corp
Networth Financial Group                 Ryan Beck & Company                      UVEST
New Alliance Investments                 Sammons Securities Company Inc.          Valmark Securities Inc.
Newbridge Securities Corp.               Sanders Morris Harris Inc.               Vanderbilt Securities LLC
Next Financial Group Inc.                Sandgrain Securities Inc.                Veritrust Financial
NFP Securities                           Schlitt Investor Services                VSR Financial Services Inc.
North Ridge Securities Corp              Scottsdale Capital Advisors              Wachovia Securities
Northland Securities                     Securian Financial Services              Wall Street Financial Group
Nutmeg Securities                        Securities America                       Walnut Street Securities Inc.
O.N. Equity Sales Company                Securities Services Network              Waterstone Financial Group
Ogilvie Security Advisors Inc.           Seelig Financial Group                   Webster Investments
Oneamerica Securities                    Sicor Securities                         Wellstone Securities
Oppenheimer                              Sigma Financial Corporation              Westminster Financial
Pacific West Securities Inc.             Signator Investors Inc.                  WFG Investments
Packerland Brokerage Services            SII Investments                          Wilbanks Securities


William E. Hopkins & Associates
WM Financial Services
Woodbury Financial Services Inc.
Workman Securities Corp
World Equity Group Inc.
WRP Investments Inc.
Wunderlich Securities
XCU Capital Corporation

                                   APPENDIX C

                            GMWB PROSPECTUS EXAMPLES

Unless otherwise specified, the following examples assume you elected a GMWB with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges, no prior partial withdrawals have been made, and the bonus percentage (if applicable) is 7%. The examples also assume that the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus. If you elected a GMWB other than a GMWB with a 5% benefit, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%. If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage.


EXAMPLE 1: AT ELECTION, YOUR GWB IS SET AND YOUR GAWA IS DETERMINED BASED ON THAT VALUE.

     |X|  Example 1a: If the GMWB is elected at issue:

          * Your initial GWB is $100,000, which is your initial Premium payment.

          *    Your  GAWA  is  $5,000,   which  is  5%  of  your   initial   GWB
               ($100,000*0.05 = $5,000).

     |X| Example 1b: If the GMWB is elected after issue when the Contract Value is $105,000:

          * Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.

          *    Your  GAWA  is  $5,250,   which  is  5%  of  your   initial   GWB
               ($105,000*0.05 = $5,250).

     |X|  Notes:

          *    If your endorsement contains a varying benefit percentage:


               - Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of the Life Income of the GAWA Income Option.

               - If your endorsement allows for re-determination of the GAWA%, your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value if the endorsement is elected after issuance of the Contract.

          * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is set equal to your GWB at the time of election.

          * If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your initial GWB adjustment is set equal to 200% times your initial GWB.

          * If your endorsement includes a GMWB Death Benefit provision, your initial GMWB death benefit is set equal to your initial GWB.

EXAMPLE 2: IF YOUR ENDORSEMENT CONTAINS A VARYING BENEFIT PERCENTAGE, YOUR GAWA% IS DETERMINED ON THE EARLIER OF THE TIME OF YOUR FIRST WITHDRAWAL, THE DATE THAT YOUR CONTRACT VALUE REDUCES TO ZERO, THE DATE THAT THE GMWB IS CONTINUED BY A SPOUSAL BENEFICIARY WHO IS NOT A COVERED LIFE, OR UPON ELECTION OF THE LIFE INCOME OF THE GAWA INCOME OPTION. YOUR GAWA% IS SET BASED UPON YOUR ATTAINED AGE AT THAT TIME. YOUR INITIAL GAWA IS DETERMINED BASED ON THIS GAWA% AND THE GWB AT THAT TIME.

     |X| If at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 *
          0.05 = $5,000).

     |X| If your endorsement allows for re-determination of the GAWA%, your GAWA% will be re-determined based on your attained age if your Contract Value at the time of a step-up is greater than the BDB.


EXAMPLE 3: UPON PAYMENT OF A SUBSEQUENT PREMIUM, YOUR GWB AND GAWA ARE RE-DETERMINED. YOUR GWB IS SUBJECT TO A MAXIMUM OF $5 MILLION.

     |X| Example 3a: If you make an additional Premium payment of $50,000 and your GWB is $100,000 at the time of payment:

          *    Your  new  GWB is  $150,000,  which  is  your  GWB  prior  to the
               additional   Premium  payment  ($100,000)  plus  your  additional
               Premium payment ($50,000).

          * Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

     |X| Example 3b: If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

          * Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

          * Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

     |X|  Notes:

          *    If your endorsement contains a varying benefit percentage:

               - Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.

               - If your endorsement allows for re-determination of the GAWA%, your BDB is increased by the Premium payment.

          * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is increased by the Premium payment, subject to a maximum of $5,000,000.

          * If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision:

               - If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment times 200%, subject to a maximum of $5,000,000. For example, if as in Example 3a, if you make an additional Premium payment of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 200% of the additional premium payment. The resulting GWB adjustment is $200,000 + $100,000 = $300,000.

               - If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment of $50,000 AFTER your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 100% of the additional premium payment. The resulting GWB adjustment is $200,000 + $50,000 = $250,000.

          * If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit is increased by the Premium payment, subject to a maximum of $5,000,000.


EXAMPLE 4: UPON WITHDRAWAL OF THE GUARANTEED AMOUNT (WHICH IS THE GREATER OF YOUR GAWA OR YOUR RMD), YOUR GWB AND GAWA ARE RE-DETERMINED.

     |X| Example 4a: If you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

          * Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

          * Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

          * If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.
               However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

     |X| Example 4b: If you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

          * Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

          * Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

          * If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.
               However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

     |X|  Notes:

          * If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

          * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

          *    If your  endorsement  includes a  Guaranteed  Withdrawal  Balance
               Adjustment   provision,   your  Guaranteed   Withdrawal   Balance
               Adjustment provision is terminated since a withdrawal is taken.

          * If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit is reduced by the amount of the withdrawal since the withdrawal did not exceed the greater of the GAWA or the RMD.

          * If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your new GWB.

          * Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 5: UPON WITHDRAWAL OF AN AMOUNT THAT EXCEEDS YOUR GUARANTEED AMOUNT (AS DEFINED IN EXAMPLE 4), YOUR GWB AND GAWA ARE RE-DETERMINED.


     |X| Example 5a: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:

          * Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

               - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your new GWB is $91,200, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

               -    Otherwise,  your new GWB is $90,000,  which is the lesser of
                    1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your
                    Contract Value prior to the withdrawal less the amount of the withdrawal ($120,000 - $10,000 = $110,000).

          * Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

               - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 -
                    $5,000)) = $4,800]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

               - Otherwise, if your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($120,000*0.05 = $6,000). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

               - Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

     |X| Example 5b: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

          * Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

               - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your new GWB is $90,250, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

               -    Otherwise,  your new GWB is $90,000,  which is the lesser of
                    1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your
                    Contract Value prior to the withdrawal less the amount of the withdrawal ($105,000 - $10,000 = $95,000).

          * Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

               - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 -
                    $5,000)) = $4,750]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

               - Otherwise, if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining
                    GWB). In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

               - Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

     |X| Example 5c: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:

          * Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

               - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your new GWB is $85,500, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

               -    Otherwise,  your new GWB is $45,000,  which is the lesser of
                    1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your
                    Contract Value prior to the withdrawal less the amount of the withdrawal ($55,000 - $10,000 = $45,000).

          * Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

               - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 -
                    $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

               - Otherwise, if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $2,250, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($45,000*0.05 = $2,250). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

               - Otherwise, your GAWA is recalculated to equal $2,250, which is 5% of your new GWB ($45,000*0.05 = $2,250). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

     |X|  Notes:

          * If your endorsement contains a varying benefit percentage and allows for re-determination of your GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

          * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is recalculated to equal the lesser of 1) your bonus base prior to the withdrawal or 2) your GWB following the withdrawal. In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

          *    If your  endorsement  includes a  Guaranteed  Withdrawal  Balance
               Adjustment   provision,   your  Guaranteed   Withdrawal   Balance
               Adjustment provision is terminated since a withdrawal is taken.

          * If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit is reduced in the same manner that the GWB is reduced; it is first reduced dollar for dollar for the GAWA and then is reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.

          * If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

          * Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 6: UPON STEP-UP, YOUR GWB AND GAWA ARE RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A STEP-UP PROVISION.)


     |X| Example 6a: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:

          * Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).

          * If your GAWA% is not eligible for re-determination, your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).

               - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

          * However, if your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age if your Contract Value at the time of the step-up is greater than your BDB.

               - If, in the example above, your BDB is $100,000 and the GAWA% applicable at your attained age is 6%:

                    o Your GAWA% is set to 6%, since your Contract Value ($200,000) is greater than your BDB ($100,000).

                    o Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).

                    o Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000).

          * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

               - If your endorsement allows for the Bonus Period to re-start and you have not passed your Contract Anniversary immediately following your 80th birthday, your Bonus Period will re-start since your bonus base has been increased due to the step-up.

     |X| Example 6b: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000:

          * Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).


          * Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

               - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

          * If your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age if your Contract Value is greater than your BDB. However, in this case, it is assumed that your initial Premium is $100,000. Your BDB would not be less than $100,000, implying that this would not be an opportunity for a re-determination of the GAWA%. In addition, if your BDB is $100,000 prior to the step-up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($90,000).

          * If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

               - Even if your endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your bonus base has not been increased due to the step-up.

     |X|  Notes:

          * Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up. If the charge does increase, a separate calculation would be recommended to establish if the step-up is beneficial.

          * If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.


          * If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

          * If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.

          * If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since step-ups do not impact the GWB adjustment.

          * If your endorsement contains a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since step-ups do not impact the GMWB death benefit.

          * If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values. The quarterly adjusted Contract Values are initialized on a Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.


EXAMPLE 7: IMPACT OF THE ORDER OF TRANSACTIONS. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A STEP-UP PROVISION.)


     |X| Example 7a: If prior to any transactions your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

          * If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value (or highest quarterly Contract Value, as applicable). At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 =
               $10,000). On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.


               - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

                    - If your endorsement allows for the Bonus Period to re-start and you have not passed your Contract Anniversary immediately following your 80th birthday, your Bonus Period will re-start since your bonus base has been increased due to the step-up.

               - If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000). Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

          * If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

               - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

                    - If your endorsement allows for the Bonus Period to re-start and you have not passed your Contract Anniversary immediately following your 80th birthday, your Bonus Period will re-start since your bonus base has been increased due to the step-up.

               - If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals. At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($195,000).

     |X|  Notes:

          * As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.


               - If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.

               - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

               - Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.

          * This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

          * Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.

          * If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

          * If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

          * If your endorsement contains a varying benefit percentage, the GAWA% is determined at the time of the withdrawal (if not previously determined).

               - If your endorsement allows for re-determination of the GAWA%, the GAWA% is re-determined upon step-up if your Contract Value is greater than your BDB.

          * If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated at the time of the withdrawal.

          * If your endorsement contains a GMWB Death Benefit provision, the GMWB death benefit would not be adjusted for the step-up since step-ups do not impact the GMWB death benefit, but your GMWB death benefit will be reduced dollar for dollar for the amount of the withdrawal since the withdrawal did not exceed the greater of the GAWA or the RMD.

          * If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values. The quarterly adjusted Contract Values are initialized on a Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

          * If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

          * Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where a minimum death benefit is reduced proportionately for withdrawals, the death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 8: UPON APPLICATION OF THE GUARANTEED WITHDRAWAL BALANCE BONUS, YOUR GWB AND GAWA ARE RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES DURING THE BONUS PERIOD IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE BONUS PROVISION.)

     |X| Example 8a: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus base is $100,000, and your GAWA is $5,000:

          * Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your bonus base ($100,000 + $100,000*0.07 = $107,000).

          * Your GAWA for the next year is recalculated to equal $5,350, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($107,000*0.05 =
               $5,350).

          * After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

     |X| Example 8b: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus is 6%, your bonus base is $100,000, and your GAWA is $5,000:

          * Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your bonus base ($90,000 + $100,000*0.07 = $97,000).

          * Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or
               2) 5% of your new GWB ($97,000*0.05 = $4,850).

          * After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

     |X|  Notes:

          * Your bonus base is not recalculated upon the application of the bonus to your GWB.

          * If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon the application of the bonus (as described above) only if the application of the bonus occurs after your GAWA% has been determined.

          * If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since the GWB adjustment is not impacted by the application of the bonus.

          * If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since the GMWB death benefit is not impacted by the application of the bonus.

          * If the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.


EXAMPLE 9: FOR LIFE GUARANTEE BECOMES EFFECTIVE AFTER THE EFFECTIVE DATE OF THE ENDORSEMENT. AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, YOUR GAWA IS RE-DETERMINED.


     |X| Example 9a: If on the reset date your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:

          * Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).


          * The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

     |X| Example 9b: If your Contract Value has fallen to $0 prior to the reset date, your GWB is $50,000 and your GAWA is $5,000:

          * You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted. However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.


          * The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

     |X| Example 9c: If on the reset date, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

          * Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).


          * The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

          * Although your GAWA is $0, upon step-up or subsequent premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

     |X|  Notes:

          * If your endorsement is effective on or after 12/03/2007, your reset date is the Contract Anniversary on or immediately following your 60th birthday. Otherwise, your reset date is the Contract Anniversary on or immediately following your 65th birthday.


EXAMPLE 10: FOR LIFE GUARANTEE ON A FOR LIFE GMWB WITH JOINT OPTION. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT IS A FOR LIFE GMWB WITH JOINT OPTION.)

     |X| If at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:

          * If your endorsement has a level benefit percentage, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on or immediately following the date that the youngest Covered Life attains (or would have attained) age 65. Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

          * If your endorsement has a varying benefit percentage, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life's attained age (or the age he or she would have attained). The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

          * The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

          * Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

     |X|  Notes:

          * If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged at the time of continuation.


          * If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged at the time of continuation.

EXAMPLE 11: UPON APPLICATION OF THE GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT, YOUR GWB IS RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT PROVISION.)

     |X| Example 11a: If on the GWB Adjustment Date, your GWB is $160,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

          * Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($160,000) or 2) the GWB adjustment ($200,000).

     |X| Example 11b: If on the GWB Adjustment Date, your GWB is $210,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

          * Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($210,000) or 2) the GWB adjustment ($200,000).

     |X|  Notes:

          * The GWB adjustment provision is terminated on the GWB Adjustment Date after the GWB adjustment is applied (if any).

          * Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.

          * No adjustment is made to your bonus base since the bonus base is not impacted by the GWB adjustment.

          * No adjustment is made to your GMWB death benefit since the GMWB death benefit is not impacted by the GWB adjustment.

EXAMPLE 12: ON EACH CONTRACT MONTHLY ANNIVERSARY, FUNDS ARE TRANSFERRED TO OR FROM THE GMWB FIXED ACCOUNT VIA THE FORMULAS DEFINED IN THE TRANSFER OF ASSETS METHODOLOGY IN APPENDIX D. THE ANNUITY FACTORS REFERENCED IN THIS EXAMPLE ARE ALSO FOUND IN APPENDIX D. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A TRANSFER OF ASSETS PROVISION.)

     |X| Example 12a: If on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000, and your Fixed Account Contract Value is $5,000:

          * Your liability is equal to $91,560, which is your GAWA multiplied by your annuity factor ($6,000 * 15.26 = $91,560).

          * The ratio is equal to 91.56%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($91,560 - $0) / ($95,000 + $5,000) = 91.56%].

          * Since the ratio (91.56%) is greater than the upper breakpoint (83%), funds are transferred from the Investment Divisions and the Fixed Account Options to the GMWB Fixed Account. The amount of the transfer is equal to $57,800, which is the lesser of 1) the Separate Account Contract Value plus the Fixed Account Contract Value ($95,000 + $5,000 = $100,000) or 2) the liability (net of the GMWB Fixed Account Contract Value) less 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - 0.80) =
               $57,800].

          * Your GMWB Fixed Account Contract Value is $57,800, which is your previous GMWB Fixed Account Contract Value plus the amount of the transfer ($0 + $57,800 = $57,800).

          * Your Separate Account Contract Value is $40,090, which is your previous Separate Account Contract Value less the amount of the transfer multiplied by the ratio of the Separate Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$95,000 - $57,800 * ($95,000 /
               ($95,000 + $5,000)) = $40,090].

          * Your Fixed Account Contract Value is $2,110, which is your previous Fixed Account Contract Value less the amount of the transfer multiplied by the ratio of the Fixed Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$5,000 - $57,800 * ($5,000 / ($95,000 + $5,000)) = $2,110].

     |X| Example 12b: If on your 13th Contract Monthly Anniversary, your annuity factor is 14.83, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $15,000, your Separate Account Contract Value is $90,000, your Fixed Account Contract Value is $10,000, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

          * Your liability is equal to $88,980, which is your GAWA multiplied by your annuity factor ($6,000 * 14.83 = $88,980).

          * The ratio is equal to 73.98%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($88,980 - $15,000) / ($90,000 + $10,000) = 73.98%].

          * Since the ratio (73.98%) is less than the lower breakpoint (77%), funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options. The amount of the transfer is equal to $15,000, which is the lesser of 1) the GMWB Fixed Account Contract Value ($15,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account
               Contract Value, divided by the difference between one and 80% [($15,000 - $88,980 + 0.80 * ($90,000 + $10,000)) / (1 - 0.80) =
               $30,100].

          * Your GMWB Fixed Account Contract Value is $0, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($15,000 - $15,000 = $0).

          * Your Separate Account Contract Value is $104,250, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($90,000 + $15,000 * 0.95 = $104,250).

          * Your Fixed Account Contract Value is $10,750, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($10,000 + $15,000 * 0.05 = $10,750).

     |X| Example 12c: If on your 25th Contract Monthly Anniversary, your annuity factor is 14.39, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $100,000, your Separate Account Contract Value is $0, your Fixed Account Contract Value is $0, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

          * Your liability is equal to $86,340, which is your GAWA multiplied by your annuity factor ($6,000 * 14.39 = $86,340).

          * The ratio is not calculated since the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero.

          * Since all funds are allocated to the GMWB Fixed Account and the GMWB Fixed Account Contract Value ($100,000) is greater than the liability ($86,340), funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options. The amount of the transfer is equal to $68,300, which is the lesser of 1) the GMWB Fixed Account Contract Value ($100,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($100,000 - $86,340 + 0.80 * ($0 + $0)) / (1
               - 0.80) = $68,300].

          * Your GMWB Fixed Account Contract Value is $31,700, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($100,000 - $68,300 = $31,700).

          * Your Separate Account Contract Value is $64,885, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($0 + $68,300 * 0.95 = $64,885).

          * Your Fixed Account Contract Value is $3,415, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($0 + $68,300 * 0.05 = $3,415).

     |X|  Notes:

          * If your GAWA had not yet been determined prior to the transfer of assets calculation, the GAWA used in the liability calculation will be based on the GAWA% for your attained age at the time of the calculation multiplied by your GWB at that time.

          * The amount transferred from each Investment Division and Fixed Account Option to the GMWB Fixed Account will be in proportion to their current value. The amount transferred to each Investment Division and Fixed Account Option will be based on your most current premium allocation instructions.

          * Funds transferred out of the Fixed Account Option(s) will be subject to an excess interest adjustment (if applicable).

          * No adjustments are made to the GWB, the GAWA, the bonus base, the GWB adjustment, or the GMWB death benefit as a result of the transfer.

                                   APPENDIX D

              LIFEGUARD SELECT GMWB TRANSFER OF ASSETS METHODOLOGY



On each Contract Monthly Anniversary, transfers to or from the GMWB Fixed Account will be determined based on the formulas defined below.

LIABILITY = GAWA X ANNUITY FACTOR

     The Liability calculated in the above formula is designed to represent the projected value of this GMWB's benefits. If the GAWA% has not yet been determined, the GAWA used in the Liability calculation will be based on the GAWA% corresponding to the Owner's (or oldest Joint Owner's) attained age at the time the Liability is calculated, multiplied by the GWB at that time.

     The table of annuity factors (as shown below) is set at election of the LifeGuard Select GMWB and does not change.


RATIO = (LIABILITY - GMWB FIXED ACCOUNT CONTRACT VALUE) / (SEPARATE ACCOUNT CONTRACT VALUE + FIXED ACCOUNT CONTRACT VALUE)

     If the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero, the Ratio will not be calculated.


THE TRANSFER AMOUNT IS DETERMINED AS FOLLOWS:

     If the Ratio is less than the lower breakpoint of 77% or if the GMWB Fixed Account Contract Value is greater than the Liability and all funds are allocated to the GMWB Fixed Account, the amount transferred from the GMWB Fixed Account is equal to the lesser of:

     1.  The GMWB Fixed Account Contract Value; or
     2. (GMWB Fixed Account Contract Value + 80% x (Separate Account Contract Value + Fixed Account Contract Value) - Liability) / (1-80%).

     If the Ratio is greater than the upper breakpoint of 83%, the amount transferred to the GMWB Fixed Account is equal to the lesser of:

     1.  Separate Account Contract Value + Fixed Account Contract Value; or
     2. (Liability - GMWB Fixed Account Contract Value - 80% x (Separate Account Contract Value + Fixed Account Contract Value)) / (1-80%).

     Otherwise, no funds are transferred.



                                                            LIFEGUARD SELECT
                                                      Transfer of Assets Provision
                                                            Annuity Factors*


      Age**                                           Contract Monthly Anniversary
                 1         2         3         4         5         6         7         8         9        10        11        12

           ----------------------------------------------------------------------------------------------------------------------

       65    15.26     15.22     15.19     15.15     15.12     15.08     15.05     15.01     14.97     14.94     14.90     14.87
       66    14.83     14.79     14.76     14.72     14.68     14.65     14.61     14.57     14.54     14.50     14.46     14.43
       67    14.39     14.35     14.32     14.28     14.25     14.21     14.18     14.14     14.10     14.07     14.03     14.00
       68    13.96     13.92     13.89     13.85     13.81     13.77     13.74     13.70     13.66     13.62     13.59     13.55
       69    13.51     13.47     13.44     13.40     13.37     13.33     13.30     13.26     13.22     13.19     13.15     13.12
       70    13.08     13.04     13.01     12.97     12.93     12.89     12.86     12.82     12.78     12.74     12.71     12.67
       71    12.63     12.59     12.56     12.52     12.48     12.44     12.41     12.37     12.33     12.29     12.26     12.22
       72    12.18     12.14     12.11     12.07     12.03     12.00     11.96     11.92     11.89     11.85     11.81     11.78
       73    11.74     11.70     11.67     11.63     11.60     11.56     11.53     11.49     11.45     11.42     11.38     11.35
       74    11.31     11.27     11.24     11.20     11.16     11.12     11.09     11.05     11.01     10.97     10.94     10.90
       75    10.86     10.82     10.79     10.75     10.72     10.68     10.65     10.61     10.57     10.54     10.50     10.47
       76    10.43     10.39     10.36     10.32     10.28     10.25     10.21     10.17     10.14     10.10     10.06     10.03
       77     9.99      9.96      9.92      9.89      9.85      9.82      9.78      9.75      9.71      9.68      9.64      9.61
       78     9.57      9.54      9.50      9.47      9.43      9.40      9.36      9.33      9.29      9.26      9.22      9.19
       79     9.15      9.12      9.08      9.05      9.01      8.98      8.94      8.91      8.87      8.84      8.80      8.77
       80     8.73      8.70      8.66      8.63      8.60      8.56      8.53      8.50      8.46      8.43      8.40      8.36
       81     8.33      8.30      8.26      8.23      8.20      8.16      8.13      8.10      8.06      8.03      8.00      7.96
       82     7.93      7.90      7.86      7.83      7.80      7.76      7.73      7.70      7.66      7.63      7.60      7.56
       83     7.53      7.50      7.47      7.44      7.41      7.38      7.35      7.31      7.28      7.25      7.22      7.19
       84     7.16      7.13      7.10      7.07      7.04      7.01      6.98      6.95      6.92      6.89      6.86      6.83
       85     6.80      6.77      6.74      6.71      6.68      6.65      6.62      6.59      6.56      6.53      6.50      6.47
       86     6.44      6.41      6.39      6.36      6.33      6.30      6.28      6.25      6.22      6.19      6.17      6.14
       87     6.11      6.08      6.06      6.03      6.00      5.98      5.95      5.92      5.90      5.87      5.84      5.82
       88     5.79      5.76      5.74      5.71      5.69      5.66      5.64      5.61      5.58      5.56      5.53      5.51
       89     5.48      5.46      5.43      5.41      5.38      5.36      5.34      5.31      5.29      5.26      5.24      5.21
       90     5.19      5.17      5.14      5.12      5.10      5.07      5.05      5.03      5.00      4.98      4.96      4.93
       91     4.91      4.89      4.87      4.85      4.83      4.81      4.79      4.76      4.74      4.72      4.70      4.68
       92     4.66      4.64      4.62      4.60      4.58      4.56      4.54      4.51      4.49      4.47      4.45      4.43
       93     4.41      4.39      4.37      4.35      4.33      4.31      4.30      4.28      4.26      4.24      4.22      4.20
       94     4.18      4.16      4.14      4.13      4.11      4.09      4.07      4.05      4.03      4.02      4.00      3.98
       95     3.96      3.94      3.93      3.91      3.89      3.87      3.86      3.84      3.82      3.80      3.79      3.77
       96     3.75      3.73      3.72      3.70      3.68      3.66      3.65      3.63      3.61      3.59      3.58      3.56
       97     3.54      3.52      3.51      3.49      3.47      3.46      3.44      3.42      3.41      3.39      3.37      3.36
       98     3.34      3.32      3.31      3.29      3.27      3.26      3.24      3.22      3.21      3.19      3.17      3.16
       99     3.14      3.12      3.11      3.09      3.07      3.06      3.04      3.02      3.01      2.99      2.97      2.96
       100    2.94      2.92      2.91      2.89      2.87      2.85      2.84      2.82      2.80      2.78      2.77      2.75
       101    2.73      2.71      2.70      2.68      2.66      2.65      2.63      2.61      2.60      2.58      2.56      2.55
       102    2.53      2.51      2.50      2.48      2.46      2.45      2.43      2.41      2.40      2.38      2.36      2.35
       103    2.33      2.31      2.30      2.28      2.26      2.24      2.23      2.21      2.19      2.17      2.16      2.14
       104    2.12      2.10      2.09      2.07      2.06      2.04      2.03      2.01      1.99      1.98      1.96      1.95
       105    1.93      1.91      1.90      1.88      1.87      1.85      1.84      1.82      1.80      1.79      1.77      1.76
       106    1.74      1.73      1.71      1.70      1.68      1.67      1.65      1.64      1.62      1.61      1.59      1.58
       107    1.56      1.55      1.53      1.52      1.50      1.49      1.47      1.46      1.44      1.43      1.41      1.40
       108    1.38      1.37      1.35      1.34      1.33      1.31      1.30      1.29      1.27      1.26      1.25      1.23
       109    1.22      1.21      1.19      1.18      1.17      1.15      1.14      1.13      1.11      1.10      1.09      1.07
       110    1.06      1.05      1.04      1.03      1.01      1.00      0.99      0.98      0.97      0.96      0.94      0.93
       111    0.92      0.91      0.90      0.89      0.88      0.87      0.86      0.84      0.83      0.82      0.81      0.80
       112    0.79      0.78      0.77      0.76      0.75      0.74      0.73      0.72      0.71      0.70      0.69      0.68
       113    0.67      0.66      0.65      0.64      0.63      0.62      0.62      0.61      0.60      0.59      0.58      0.57
       114    0.56      0.55      0.54      0.54      0.53      0.52      0.51      0.50      0.49      0.49      0.48      0.47
       115    0.46      0.42      0.38      0.35      0.31      0.27      0.23      0.19      0.15      0.12      0.08      0.04

* Annuity factors are based on the Annuity 2000 Mortality Table and 3.00% interest.

** The age of the Owner as of the effective date or the most recent Contract Anniversary. All Owners aged 55-65 on the effective date of the endorsement will be assumed to be age 65 on the effective date of the endorsement for the purpose of determining the applicable annuity factor.

                                   APPENDIX E


                            ACCUMULATION UNIT VALUES

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for each of a base Contract (with no optional endorsements) and for each Contract with the most expensive combination of optional endorsements (through the end of the most recent period). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. The annualized charge for your Contract may fall in between the charge for a base Contract and a Contract with the most expensive combination of optional endorsements, and complete condensed financial information about the Separate Account is available in the SAI. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

Effective January 16, 2007, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change):


                    JNL/Western High Yield Bond Fund TO JNL/Western Asset High Yield Bond Fund
                     JNL/Western Strategic Bond Fund TO JNL/Western Asset Strategic Bond Fund
     JNL/Western U.S. Government & Quality Bond Fund TO JNL/Western Asset U.S. Government & Quality Bond Fund
                         JNL/Putnam Value Equity Fund TO JNL/PPM America Value Equity Fund

Effective April 30, 2007, the names of these Investment Divisions changed
(whether or not in connection with a sub-adviser change):

                             JNL/FMR Mid-Cap Equity Fund TO JNL/FI Mid-Cap Equity Fund
                                   JNL/FMR Balanced Fund TO JNL/FI Balanced Fund
                  JNL/Western Asset High Yield Bond Fund TO JNL/PPM America High
                  Yield Bond Fund JNL/Western Asset Strategic Bond Fund TO JNL/Goldman Sachs Core Plus Bond Fund
            JNL/Western Asset U.S. Government & Quality Bond Fund TO JNL/JPMorgan U.S. Government & Quality Bond Fund


Effective April 30, 2007 the following mergers took place among the divisions:


JNL/Alger Growth Fund and JNL/Oppenheimer Growth Fund MERGED INTO JNL/T. Rowe Price Established Growth Fund

Also effective January 16, 2007, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet:
JNL/Credit Suisse Global Natural Resources Fund, JNL/Credit Suisse Long/Short Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Franklin Templeton Mutual Shares Fund, JNL/PIMCO Real Return Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund.

Also effective April 30, 2007, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet:
JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management S&P(R) SMid 60 Fund, and JNL/Mellon Capital Management NYSE(R) International 25 Fund.


Effective December 3, 2007, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change):


                    JNL/JPMorgan International Equity Fund TO JNL/AIM International Growth Fund
                         JNL/FI Balanced Fund TO JNL/Capital Guardian Global Balanced Fund
              JNL/Select Global Growth Fund TO JNL/Capital Guardian Global Diversified Research Fund
                 JNL/Select Large Cap Growth Fund TO JNL/Capital Guardian U.S. Growth Equity Fund
                            JNL/Putnam Equity Fund TO JNL/PPM America Core Equity Fund

Effective December 3, 2007 the following mergers took place among the divisions:

JNL/Putnam Midcap Growth Fund MERGED INTO JNL/FI Mid-Cap Equity Fund and the name of the fund changed TO JNL/JPMorgan MidCap Growth Fund

Also effective December 3, 2007, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet:
JNL/Capital Guardian International Small Cap Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Total Yield Fund, JNL/S&P 4 Fund, JNL/Mellon Capital Management Nasdaq(R) 25 Fund, JNL/Mellon Capital Management Value Line(R) 30 Fund, JNL/Mellon Capital Management DowSM Dividend Fund, and JNL/Mellon Capital Management S&P(R) 24 Fund.


At the end of the tables are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.


ACCUMULATION UNIT VALUES
BASE CONTRACT - 1.50%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $11.42          $10.81          $10.00           N/A            N/A
    End of period                          $12.13          $11.42          $10.81           N/A            N/A
  Accumulation units outstanding
  at the end of period                     18,432          16,198          11,828           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/AIM Large Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/AIM Premier Equity
II Division(938)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/AIM Premier Equity
II Division(938)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/AIM Real Estate Division(829)

  Accumulation unit value:
    Beginning of period                    $11.51          $10.00           N/A             N/A            N/A
    End of period                          $15.46          $11.51           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     28,005          14,019           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/AIM Real Estate Division(829)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.80          $10.00           N/A            N/A
    End of period                          $13.01          $11.54          $10.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,477           7,976           5,260            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/AIM Small Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Alger Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $11.82          $10.69          $10.00           N/A            N/A
    End of period                          $12.23          $11.82          $10.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,356          19,503          1,565            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Alger Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $6.07           $4.96          $7.30
    End of period                           N/A             N/A            $6.36           $6.07          $4.96
  Accumulation units outstanding
  at the end of period                      N/A             N/A           906,016        1,114,975      1,121,368

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                    $8.67           $10.00
    End of period                          $7.30           $8.67
  Accumulation units outstanding
  at the end of period                   1,406,488       1,310,625






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(569)

  Accumulation unit value:
    Beginning of period                    $10.94          $10.75          $10.00           N/A            N/A
    End of period                          $12.11          $10.94          $10.75           N/A            N/A
  Accumulation units outstanding
  at the end of period                    324,058         367,892         485,581           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Eagle Core Equity Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(569)

  Accumulation unit value:
    Beginning of period                    $11.50          $11.38          $10.00           N/A            N/A
    End of period                          $13.60          $11.50          $11.38           N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,217          12,228          10,244           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/FMR Balanced Division(569)

  Accumulation unit value:
    Beginning of period                    $11.80          $10.88          $10.00           N/A            N/A
    End of period                          $12.88          $11.80          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,240          12,319          2,011            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/FMR Balanced Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/FMR MidCap Equity Division(569)

  Accumulation unit value:
    Beginning of period                    $12.12          $11.59          $10.00           N/A            N/A
    End of period                          $13.38          $12.12          $11.59           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,620           1,834           1,611            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/FMR MidCap Equity Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1068)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.87           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     46,160           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Franklin Templeton
Income Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(851)

  Accumulation unit value:
    Beginning of period                    $10.28          $10.00           N/A             N/A            N/A
    End of period                          $11.92          $10.28           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,775          12,491           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(851)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(855)

  Accumulation unit value:
    Beginning of period                    $10.49          $10.00           N/A             N/A            N/A
    End of period                          $11.96          $10.49           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     37,670          31,097           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(855)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1063)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.21           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,809           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1063)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Janus Growth & Income
Division(938)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $7.32           $5.96          $7.73
    End of period                           N/A             N/A            $7.19           $7.32          $5.96
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -            859,599        938,838

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Janus Growth & Income
Division(938)

  Accumulation unit value:
    Beginning of period                    $9.07           $10.00
    End of period                          $7.73           $9.07
  Accumulation units outstanding
  at the end of period                   1,010,392        675,574






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Equity Division

  Accumulation unit value:
    Beginning of period                    $8.78           $8.05           $7.03           $5.55          $7.09
    End of period                          $10.61          $8.78           $8.05           $7.03          $5.55
  Accumulation units outstanding
  at the end of period                    196,823         223,387         263,692         373,850        424,313

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/JPMorgan International
Equity Division

  Accumulation unit value:
    Beginning of period                    $9.04           $10.00
    End of period                          $7.09           $9.04
  Accumulation units outstanding
  at the end of period                    454,023         435,172

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                    $9.53           $8.16           $6.76           $4.92          $6.81
    End of period                          $12.40          $9.53           $8.16           $6.76          $4.92
  Accumulation units outstanding
  at the end of period                    264,461         217,842         313,938         292,298        145,184

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                    $8.68           $10.00
    End of period                          $6.81           $8.68
  Accumulation units outstanding
  at the end of period                    187,931         159,857






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1062)

  Accumulation unit value:
    Beginning of period                    $9.99            N/A             N/A             N/A            N/A
    End of period                          $10.88           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,252            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                    $20.06          $18.71          $15.23         $11.99          $14.17
    End of period                          $22.63          $20.06          $18.71         $15.23          $11.99
  Accumulation units outstanding
  at the end of period                    194,617         231,028         292,819         282,307        327,448

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                    $12.70          $10.00
    End of period                          $14.17          $12.70
  Accumulation units outstanding
  at the end of period                    286,422         169,138






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                    $17.33          $16.81          $14.79         $10.81          $13.26
    End of period                          $19.94          $17.33          $16.81         $14.79          $10.81
  Accumulation units outstanding
  at the end of period                    215,876         266,192         350,530         379,075        390,177

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                    $11.47          $10.00
    End of period                          $13.26          $11.47
  Accumulation units outstanding
  at the end of period                    367,044         252,078

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 25 Division(1094)

  Accumulation unit value:
    Beginning of period                    $11.56           N/A             N/A             N/A            N/A
    End of period                          $10.48           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,566            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 25 Division(1094)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(569)

  Accumulation unit value:
    Beginning of period                    $10.31          $10.28          $10.00           N/A            N/A
    End of period                          $10.53          $10.31          $10.28           N/A            N/A
  Accumulation units outstanding
  at the end of period                     33,761          27,380          12,898           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM Bond Index Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(475)

  Accumulation unit value:
    Beginning of period                    $12.32          $12.38          $10.68         $10.00           N/A
    End of period                          $16.51          $12.32          $12.38         $10.68           N/A
  Accumulation units outstanding
  at the end of period                     10,683          4,609           23,301            -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM Communications
Sector Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(475)

  Accumulation unit value:
    Beginning of period                    $10.62          $11.04          $10.18         $10.00           N/A
    End of period                          $11.87          $10.62          $11.04         $10.18           N/A
  Accumulation units outstanding
  at the end of period                     3,433           2,840           9,013             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division (V)

  Accumulation unit value:
    Beginning of period                     N/A            $11.15          $11.00          $8.88          $10.02
    End of period                           N/A            $10.45          $11.15         $11.00          $8.88
  Accumulation units outstanding
  at the end of period                      N/A              -            289,071         306,358        329,378

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM Dow 10 Division (V)

  Accumulation unit value:
    Beginning of period                    $10.50          $10.00
    End of period                          $10.02          $10.50
  Accumulation units outstanding
  at the end of period                    301,884         277,464






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                    $8.18           $7.97           $7.27           $5.72          $7.73
    End of period                          $9.42           $8.18           $7.97           $7.27          $5.72
  Accumulation units outstanding
  at the end of period                    483,711         554,540        1,220,175       1,383,831      1,563,879

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                    $8.89           $10.00
    End of period                          $7.73           $8.89
  Accumulation units outstanding
  at the end of period                   1,347,912        797,486

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $11.96          $11.44          $10.23         $10.00           N/A
    End of period                          $13.98          $11.96          $11.44         $10.23           N/A
  Accumulation units outstanding
  at the end of period                     17,935          6,350           21,240           50             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM Financial Sector
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $11.04          $10.42          $10.22         $10.00           N/A
    End of period                          $11.56          $11.04          $10.42         $10.22           N/A
  Accumulation units outstanding
  at the end of period                     28,169          35,487          19,842            -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM Healthcare Sector
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(569)

  Accumulation unit value:
    Beginning of period                    $13.07          $11.71          $10.00           N/A            N/A
    End of period                          $16.17          $13.07          $11.71           N/A            N/A
  Accumulation units outstanding
  at the end of period                     61,754          39,165          14,923           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM International
Index Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                    $12.25          $11.24          $10.00           N/A            N/A
    End of period                          $14.34          $12.25          $11.24           N/A            N/A
  Accumulation units outstanding
  at the end of period                    715,760         975,666          27,278           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1073)

  Accumulation unit value:
    Beginning of period                    $9.42            N/A             N/A             N/A            N/A
    End of period                          $10.73           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,626           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1073)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $18.65          $13.84          $10.54         $10.00           N/A
    End of period                          $22.20          $18.65          $13.84         $10.54           N/A
  Accumulation units outstanding
  at the end of period                     54,023          58,164          19,369            -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(569)

  Accumulation unit value:
    Beginning of period                    $12.46          $11.30          $10.00           N/A            N/A
    End of period                          $13.47          $12.46          $11.30           N/A            N/A
  Accumulation units outstanding
  at the end of period                     45,404          38,914          15,844           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(569)

  Accumulation unit value:
    Beginning of period                    $11.23          $10.92          $10.00           N/A            N/A
    End of period                          $12.73          $11.23          $10.92           N/A            N/A
  Accumulation units outstanding
  at the end of period                    102,509         100,136          53,636           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM S&P 500 Index Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(1094)

  Accumulation unit value:
    Beginning of period                    $18.34           N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,031           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM Select Small-Cap
Division(1094)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(569)

  Accumulation unit value:
    Beginning of period                    $11.85          $11.54          $10.00           N/A            N/A
    End of period                          $13.72          $11.85          $11.54           N/A            N/A
  Accumulation units outstanding
  at the end of period                     38,884          23,172          15,993           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM Small Cap Index
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $10.13          $10.04          $10.08         $10.00           N/A
    End of period                          $10.91          $10.13          $10.04         $10.08           N/A
  Accumulation units outstanding
  at the end of period                     16,996          23,813          7,844             -             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM Technology Sector
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(698)

  Accumulation unit value:
    Beginning of period                    $11.56          $10.69          $10.00           N/A            N/A
    End of period                          $12.77          $11.56          $10.69           N/A            N/A
  Accumulation units outstanding
  at the end of period                    117,548         122,256          23,769           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM VIP Division(698)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $12.94          $11.55          $9.94           $7.18          $9.39
    End of period                          $14.91          $12.94          $11.55          $9.94          $7.18
  Accumulation units outstanding
  at the end of period                    182,293         204,823         219,032         183,596        126,675

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A
    End of period                          $9.39            N/A
  Accumulation units outstanding
  at the end of period                     91,236           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $8.92           $8.29           $8.08           $6.96          $9.46
    End of period                          $9.22           $8.92           $8.29           $8.08          $6.96
  Accumulation units outstanding
  at the end of period                     53,599          68,157          87,899         79,808          53,242

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Oppenheimer Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A
    End of period                          $9.46            N/A
  Accumulation units outstanding
  at the end of period                     33,426           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                    $13.74          $13.64          $13.25         $12.84          $11.97
    End of period                          $14.01          $13.74          $13.64         $13.25          $12.84
  Accumulation units outstanding
  at the end of period                    430,927         493,021         544,769         650,624        848,395

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                    $11.09          $10.00
    End of period                          $11.97          $11.09
  Accumulation units outstanding
  at the end of period                    554,833         322,919

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $10.00           N/A            N/A
    End of period                           N/A             N/A            $10.30           N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/PPM America High
Yield Bond Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Putnam Equity Division(569)

  Accumulation unit value:
    Beginning of period                    $12.02          $11.22          $10.00           N/A            N/A
    End of period                          $13.47          $12.02          $11.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,988           6,604            437             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Putnam Equity Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                    $8.58           $7.77           $6.65           $5.06          $7.26
    End of period                          $8.94           $8.58           $7.77           $6.65          $5.06
  Accumulation units outstanding
  at the end of period                    150,208         179,564         241,754         334,208        383,840

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                    $10.10          $10.00
    End of period                          $7.26           $10.10
  Accumulation units outstanding
  at the end of period                    427,416         297,828






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Putnam Value Equity
Division(569)

  Accumulation unit value:
    Beginning of period                    $11.22          $10.85          $10.00           N/A            N/A
    End of period                          $12.49          $11.22          $10.85           N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,223           1,953             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Putnam Value Equity
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Aggressive Growth
Division(943)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $7.41           $5.83          $7.73
    End of period                           N/A             N/A            $7.42           $7.41          $5.83
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -           1,228,485      1,393,373

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Aggressive Growth
Division(943)

  Accumulation unit value:
    Beginning of period                    $9.33           $10.00
    End of period                          $7.73           $9.33
  Accumulation units outstanding
  at the end of period                   1,679,538       1,329,475






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Conservative
Growth Division(947)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $8.81           $7.49          $8.66
    End of period                           N/A             N/A            $8.79           $8.81          $7.49
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -           1,153,004      1,223,783

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Conservative
Growth Division(947)

  Accumulation unit value:
    Beginning of period                    $9.41           $10.00
    End of period                          $8.66           $9.41
  Accumulation units outstanding
  at the end of period                   1,205,444        626,232

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 100
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $10.00           N/A            N/A
    End of period                           N/A             N/A            $10.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Core Index 100
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 50 Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $10.00           N/A            N/A
    End of period                           N/A             N/A            $10.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Core Index 50 Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 75 Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $10.00           N/A            N/A
    End of period                           N/A             N/A            $10.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Core Index 75 Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Aggressive
Growth Division I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $10.00           N/A            N/A
    End of period                           N/A             N/A            $10.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Equity Aggressive
Growth Division I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Growth
Division I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $10.00           N/A            N/A
    End of period                           N/A             N/A            $10.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Equity Growth
Division I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $11.86          $11.10          $10.00           N/A            N/A
    End of period                          $13.50          $11.86          $11.10           N/A            N/A
  Accumulation units outstanding
  at the end of period                    520,647         631,826         818,771           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(824)

  Accumulation unit value:
    Beginning of period                    $10.34          $10.00           N/A             N/A            N/A
    End of period                          $10.99          $10.34           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,606           2,434            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Managed Conservative
Division(824)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $11.64          $11.00          $10.00           N/A            N/A
    End of period                          $13.09          $11.64          $11.00           N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,274,520       1,572,146       1,913,247          N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Managed Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(830)

  Accumulation unit value:
    Beginning of period                    $10.61          $10.00           N/A             N/A            N/A
    End of period                          $11.54          $10.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     20,878          12,038           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Managed Moderate
Division(830)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $11.39          $10.87          $10.00           N/A            N/A
    End of period                          $12.59          $11.39          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                    731,021         843,642         889,383           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Moderate Growth
Division(942)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $8.14           $6.59          $8.09
    End of period                           N/A             N/A            $8.14           $8.14          $6.59
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -           2,476,878      2,645,201

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Moderate Growth
Division(942)

  Accumulation unit value:
    Beginning of period                    $9.06           $10.00
    End of period                          $8.09           $9.06
  Accumulation units outstanding
  at the end of period                   2,867,306       1,767,468

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015
Division(1046)

  Accumulation unit value:
    Beginning of period                    $10.28           N/A             N/A             N/A            N/A
    End of period                          $10.84           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Retirement 2015
Division(1046)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020
Division(1071)

  Accumulation unit value:
    Beginning of period                    $10.23           N/A             N/A             N/A            N/A
    End of period                          $10.97           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,150           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Retirement 2020
Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025
Division(1040)

  Accumulation unit value:
    Beginning of period                    $10.34           N/A             N/A             N/A            N/A
    End of period                          $11.04           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Retirement 2025
Division(1040)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income
Division(1029)

  Accumulation unit value:
    Beginning of period                    $9.97            N/A             N/A             N/A            N/A
    End of period                          $10.59           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      475             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Retirement Income
Division(1029)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Very Aggressive
Growth Division I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $10.00           N/A            N/A
    End of period                           N/A             N/A            $10.22           N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Very Aggressive
Growth Division I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(569)

  Accumulation unit value:
    Beginning of period                    $11.29          $10.88          $10.00           N/A            N/A
    End of period                          $12.64          $11.29          $10.88           N/A            N/A
  Accumulation units outstanding
  at the end of period                    327,037         331,232         361,085           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Select Balanced Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                    $6.29           $6.26           $5.71           $4.68          $6.51
    End of period                          $7.02           $6.29           $6.26           $5.71          $4.68
  Accumulation units outstanding
  at the end of period                    367,549         441,090         579,943         712,814        940,232

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                    $8.64           $10.00
    End of period                          $6.51           $8.64
  Accumulation units outstanding
  at the end of period                   1,341,943       1,611,626






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Select Large Cap
Growth Division

  Accumulation unit value:
    Beginning of period                    $6.02           $5.84           $5.30           $3.98          $5.74
    End of period                          $6.20           $6.02           $5.84           $5.30          $3.98
  Accumulation units outstanding
  at the end of period                    661,895         784,923        1,183,939       1,475,042      1,674,518

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Select Large Cap
Growth Division

  Accumulation unit value:
    Beginning of period                    $8.36           $10.00
    End of period                          $5.74           $8.36
  Accumulation units outstanding
  at the end of period                   2,272,732       2,228,683

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $10.51          $10.39          $10.47         $10.58          $10.62
    End of period                          $10.83          $10.51          $10.39         $10.47          $10.58
  Accumulation units outstanding
  at the end of period                    133,273         149,718         184,531         206,686        400,786

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $10.43          $10.00
    End of period                          $10.62          $10.43
  Accumulation units outstanding
  at the end of period                    779,909         429,858






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(583)

  Accumulation unit value:
    Beginning of period                    $12.16          $11.41          $10.00           N/A            N/A
    End of period                          $14.48          $12.16          $11.41           N/A            N/A
  Accumulation units outstanding
  at the end of period                     64,646          28,194          5,768            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Select Value Division(583)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $11.44          $10.94          $10.00           N/A            N/A
    End of period                          $12.81          $11.44          $10.94           N/A            N/A
  Accumulation units outstanding
  at the end of period                    385,799         451,875          51,474           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                    $13.78          $12.26          $10.54          $7.72          $10.04
    End of period                          $14.50          $13.78          $12.26         $10.54          $7.72
  Accumulation units outstanding
  at the end of period                    438,522         525,916         650,688         720,439        759,504

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                    $10.35          $10.00
    End of period                          $10.04          $10.35
  Accumulation units outstanding
  at the end of period                    833,019         805,666

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(569)

  Accumulation unit value:
    Beginning of period                    $11.81          $11.29          $10.00           N/A            N/A
    End of period                          $13.96          $11.81          $11.29           N/A            N/A
  Accumulation units outstanding
  at the end of period                     94,468          81,351         110,960           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/T.Rowe Price Value
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Western Asset High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                    $13.49          $13.47          $12.63         $10.19          $9.78
    End of period                          $14.69          $13.49          $13.47         $12.63          $10.19
  Accumulation units outstanding
  at the end of period                    147,402         171,070         222,985         253,045        235,868

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Western Asset High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                    $9.43           $10.00
    End of period                          $9.78           $9.43
  Accumulation units outstanding
  at the end of period                    246,060         148,745

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Western Asset Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                    $14.22          $14.07          $13.36         $11.94          $11.18
    End of period                          $14.67          $14.22          $14.07         $13.36          $11.94
  Accumulation units outstanding
  at the end of period                    125,117         138,216         136,879         127,780        137,549

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Western Asset Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                    $10.63          $10.00
    End of period                          $11.18          $10.63
  Accumulation units outstanding
  at the end of period                     95,149         102,962






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Western Asset U.S.
Government & Quality Bond Division(569)

  Accumulation unit value:
    Beginning of period                    $10.43          $10.34          $10.00           N/A            N/A
    End of period                          $10.61          $10.43          $10.34           N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,874          7,326           4,960            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Western Asset U.S.
Government & Quality Bond Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Western Balanced Division(943)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $10.96          $9.50          $10.40
    End of period                           N/A             N/A            $11.20         $10.96          $9.50
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -            344,756        319,505

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Western Balanced Division(943)

  Accumulation unit value:
    Beginning of period                    $10.62          $10.00
    End of period                          $10.40          $10.62
  Accumulation units outstanding
  at the end of period                    356,406         197,973




ACCUMULATION UNIT VALUES
CONTRACT WITH ENDORSEMENTS - 1.65%

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/AIM Large Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $11.39          $10.80          $10.00           N/A            N/A
    End of period                          $12.08          $11.39          $10.80           N/A            N/A
  Accumulation units outstanding
  at the end of period                      461             456              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/AIM Large Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/AIM Premier Equity
II Division(945)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/AIM Premier Equity
II Division(945)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/AIM Real Estate Division(830)

  Accumulation unit value:
    Beginning of period                    $11.38          $10.00           N/A             N/A            N/A
    End of period                          $15.26          $11.38           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,686           4,698            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/AIM Real Estate Division(830)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/AIM Small Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $11.51          $10.79          $10.00           N/A            N/A
    End of period                          $12.96          $11.51          $10.79           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,350           3,295            598             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/AIM Small Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Alger Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $11.79          $10.68          $10.00           N/A            N/A
    End of period                          $12.18          $11.79          $10.68           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,010           3,141           1,251            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Alger Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $5.73           $4.68          $6.90
    End of period                           N/A             N/A            $5.99           $5.73          $4.68
  Accumulation units outstanding
  at the end of period                      N/A             N/A           436,672         550,617        568,335

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Alliance Capital
Growth Division

  Accumulation unit value:
    Beginning of period                    $8.22           $10.00
    End of period                          $6.90           $8.22
  Accumulation units outstanding
  at the end of period                    656,826         588,862






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Eagle Core Equity Division(569)

  Accumulation unit value:
    Beginning of period                    $10.92          $10.74          $10.00           N/A            N/A
    End of period                          $12.06          $10.92          $10.74           N/A            N/A
  Accumulation units outstanding
  at the end of period                    144,415         161,194         189,542           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Eagle Core Equity Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Eagle SmallCap Equity
Division(569)

  Accumulation unit value:
    Beginning of period                    $11.47          $11.37          $10.00           N/A            N/A
    End of period                          $13.55          $11.47          $11.37           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,364            745             724             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Eagle SmallCap Equity
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/FMR Balanced Division(569)

  Accumulation unit value:
    Beginning of period                    $11.77          $10.87          $10.00           N/A            N/A
    End of period                          $12.83          $11.77          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,892          8,040           1,369            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/FMR Balanced Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/FMR MidCap Equity Division(569)

  Accumulation unit value:
    Beginning of period                    $12.09          $11.57          $10.00           N/A            N/A
    End of period                          $13.32          $12.09          $11.57           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,147           1,172            232             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/FMR MidCap Equity Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Income Division(1067)

  Accumulation unit value:
    Beginning of period                    $10.03           N/A             N/A             N/A            N/A
    End of period                          $10.86           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,800           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Franklin Templeton
Income Division(1067)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Franklin Templeton
Small Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                    $10.46          $10.00           N/A             N/A            N/A
    End of period                          $12.11          $10.46           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,901           1,812            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Franklin Templeton
Small Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(872)

  Accumulation unit value:
    Beginning of period                    $10.26          $10.00           N/A             N/A            N/A
    End of period                          $11.68          $10.26           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,086           2,691            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Goldman Sachs Mid
Cap Value Division(872)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1072)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.20           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     32,503           N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Goldman Sachs Short
Duration Bond Division(1072)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Janus Growth & Income
Division(947)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $7.27           $5.93          $7.70
    End of period                           N/A             N/A            $7.13           $7.27          $5.93
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -            347,225        394,587

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Janus Growth & Income
Division(947)

  Accumulation unit value:
    Beginning of period                    $9.05           $10.00
    End of period                          $7.70           $9.05
  Accumulation units outstanding
  at the end of period                    393,385         256,119






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Equity Division

  Accumulation unit value:
    Beginning of period                    $8.30           $7.62           $6.66           $5.27          $6.75
    End of period                          $10.01          $8.30           $7.62           $6.66          $5.27
  Accumulation units outstanding
  at the end of period                    106,096         122,113         155,297         202,147        196,610

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/JPMorgan International
Equity Division

  Accumulation unit value:
    Beginning of period                    $8.60           $10.00
    End of period                          $6.75           $8.60
  Accumulation units outstanding
  at the end of period                    236,489         207,683

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                    $9.29           $7.97           $6.61           $4.82          $6.68
    End of period                          $12.06          $9.29           $7.97           $6.61          $4.82
  Accumulation units outstanding
  at the end of period                    106,613         101,665         144,380         92,203          57,598

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                    $8.53           $10.00
    End of period                          $6.68           $8.53
  Accumulation units outstanding
  at the end of period                     60,131          70,004






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Lazard Emerging
Markets Division(1062)

  Accumulation unit value:
    Beginning of period                    $9.99            N/A             N/A             N/A            N/A
    End of period                          $10.87           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Lazard Emerging
Markets Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                    $19.88          $18.57          $15.14         $11.94          $14.13
    End of period                          $22.40          $19.88          $18.57         $15.14          $11.94
  Accumulation units outstanding
  at the end of period                     95,509         109,839         121,156         144,409        182,135

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                    $12.69          $10.00
    End of period                          $14.13          $12.69
  Accumulation units outstanding
  at the end of period                    151,767          70,468






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                    $17.17          $16.68          $14.70         $10.76          $13.22
    End of period                          $19.73          $17.17          $16.68         $14.70          $10.76
  Accumulation units outstanding
  at the end of period                    109,855         124,216         147,487         190,782        192,587

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                    $11.45          $10.00
    End of period                          $13.22          $11.45
  Accumulation units outstanding
  at the end of period                    177,351         139,863

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Mellon Capital Management
(MCM) 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM Bond Index Division(569)

  Accumulation unit value:
    Beginning of period                    $10.29          $10.27          $10.00           N/A            N/A
    End of period                          $10.49          $10.29          $10.27           N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,639          51,204          40,793           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM Bond Index Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(626)

  Accumulation unit value:
    Beginning of period                    $11.22          $11.28          $10.00           N/A            N/A
    End of period                          $15.02          $11.22          $11.28           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,014            454             739             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM Communications
Sector Division(626)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(475)

  Accumulation unit value:
    Beginning of period                    $10.80          $11.25          $10.39         $10.00           N/A
    End of period                          $12.06          $10.80          $11.25         $10.39           N/A
  Accumulation units outstanding
  at the end of period                       24             597            3,361            105            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM Consumer Brands
Sector Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM Dow 10 Division (V)

  Accumulation unit value:
    Beginning of period                     N/A            $10.73          $10.60          $8.57          $9.68
    End of period                           N/A            $10.05          $10.73         $10.60          $8.57
  Accumulation units outstanding
  at the end of period                      N/A              -            161,903         157,617        250,091

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM Dow 10 Division (V)

  Accumulation unit value:
    Beginning of period                    $10.17          $10.00
    End of period                          $9.68           $10.17
  Accumulation units outstanding
  at the end of period                    166,398         113,635






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                    $8.07           $7.87           $7.19           $5.66          $7.67
    End of period                          $9.28           $8.07           $7.87           $7.19          $5.66
  Accumulation units outstanding
  at the end of period                    247,921         286,038         318,610         379,524        403,855

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM Enhanced S&P
500 Stock Index Division

  Accumulation unit value:
    Beginning of period                    $8.84           $10.00
    End of period                          $7.67           $8.84
  Accumulation units outstanding
  at the end of period                    430,186         317,190

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(548)

  Accumulation unit value:
    Beginning of period                    $11.13          $10.66          $10.00           N/A            N/A
    End of period                          $13.00          $11.13          $10.66           N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,400           3,269           4,169            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM Financial Sector
Division(548)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $11.09          $10.48          $10.29         $10.00           N/A
    End of period                          $11.59          $11.09          $10.48         $10.29           N/A
  Accumulation units outstanding
  at the end of period                     8,333           8,864           2,646            83             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM Healthcare Sector
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM International
Index Division(569)

  Accumulation unit value:
    Beginning of period                    $13.04          $11.70          $10.00           N/A            N/A
    End of period                          $16.10          $13.04          $11.70           N/A            N/A
  Accumulation units outstanding
  at the end of period                     13,612          10,429          4,987            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM International
Index Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM JNL 5 Division(773)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.00           N/A             N/A            N/A
    End of period                          $12.66          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    338,656         357,401           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM JNL 5 Division(773)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.72           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,458            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM JNL Optimized
5 Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $18.57          $13.80          $10.52         $10.00           N/A
    End of period                          $22.06          $18.57          $13.80         $10.52           N/A
  Accumulation units outstanding
  at the end of period                     19,893          13,412          7,423            62             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM Oil & Gas Sector
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 400 MidCap
Index Division(569)

  Accumulation unit value:
    Beginning of period                    $12.43          $11.28          $10.00           N/A            N/A
    End of period                          $13.41          $12.43          $11.28           N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,192          12,553          4,652            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM S&P 400 MidCap
Index Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM S&P 500 Index Division(569)

  Accumulation unit value:
    Beginning of period                    $11.20          $10.91          $10.00           N/A            N/A
    End of period                          $12.68          $11.20          $10.91           N/A            N/A
  Accumulation units outstanding
  at the end of period                     21,965          19,267          17,305           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM S&P 500 Index Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM Small Cap Index
Division(569)

  Accumulation unit value:
    Beginning of period                    $11.82          $11.53          $10.00           N/A            N/A
    End of period                          $13.66          $11.82          $11.53           N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,284          8,054           5,112            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM Small Cap Index
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(834)

  Accumulation unit value:
    Beginning of period                    $10.62          $10.00           N/A             N/A            N/A
    End of period                          $11.42          $10.62           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     7,569           2,400            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM Technology Sector
Division(834)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/MCM VIP Division(795)

  Accumulation unit value:
    Beginning of period                    $10.97          $10.00           N/A             N/A            N/A
    End of period                          $12.10          $10.97           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     81,778          81,267           N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/MCM VIP Division(795)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Global
Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $12.54          $11.21          $9.66           $6.99          $9.15
    End of period                          $14.43          $12.54          $11.21          $9.66          $6.99
  Accumulation units outstanding
  at the end of period                     70,084          83,669          79,490         62,279          96,900

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Oppenheimer Global
Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A
    End of period                          $9.15            N/A
  Accumulation units outstanding
  at the end of period                     50,909           N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Oppenheimer Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $9.38           $8.73           $8.52           $7.35          $10.01
    End of period                          $9.68           $9.38           $8.73           $8.52          $7.35
  Accumulation units outstanding
  at the end of period                     14,946          16,954          22,441         23,327          9,818

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Oppenheimer Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A
    End of period                          $10.01           N/A
  Accumulation units outstanding
  at the end of period                     16,096           N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                    $13.52          $13.44          $13.08         $12.69          $11.85
    End of period                          $13.77          $13.52          $13.44         $13.08          $12.69
  Accumulation units outstanding
  at the end of period                    167,097         191,221         230,163         271,187        334,558

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                    $10.99          $10.00
    End of period                          $11.85          $10.99
  Accumulation units outstanding
  at the end of period                    253,893         107,400

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/PPM America High
Yield Bond Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $10.00           N/A            N/A
    End of period                           N/A             N/A            $10.30           N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/PPM America High
Yield Bond Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Putnam Equity Division(569)

  Accumulation unit value:
    Beginning of period                    $11.99          $11.21          $10.00           N/A            N/A
    End of period                          $13.41          $11.99          $11.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,115           2,775             -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Putnam Equity Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                    $8.43           $7.64           $6.55           $4.99          $7.18
    End of period                          $8.77           $8.43           $7.64           $6.55          $4.99
  Accumulation units outstanding
  at the end of period                     40,564          48,318          64,331         92,608         106,086

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                    $9.99           $10.00
    End of period                          $7.18           $9.99
  Accumulation units outstanding
  at the end of period                    141,767          86,905






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Putnam Value Equity
Division(569)

  Accumulation unit value:
    Beginning of period                    $11.19          $10.84          $10.00           N/A            N/A
    End of period                          $12.44          $11.19          $10.84           N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,448           4,611           2,301            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Putnam Value Equity
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Aggressive Growth
Division(948)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $6.87           $5.41          $7.18
    End of period                           N/A             N/A            $6.87           $6.87          $5.41
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -            486,670        666,754

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Aggressive Growth
Division(948)

  Accumulation unit value:
    Beginning of period                    $8.68           $10.00
    End of period                          $7.18           $8.68
  Accumulation units outstanding
  at the end of period                    752,890         748,532






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Conservative
Growth Division(943)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $8.67           $7.38          $8.55
    End of period                           N/A             N/A            $8.64           $8.67          $7.38
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -            637,208        676,688

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Conservative
Growth Division(943)

  Accumulation unit value:
    Beginning of period                    $9.30           $10.00
    End of period                          $8.55           $9.30
  Accumulation units outstanding
  at the end of period                    592,539         305,549

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 100
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $10.00           N/A            N/A
    End of period                           N/A             N/A            $10.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Core Index 100
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 50 Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $10.00           N/A            N/A
    End of period                           N/A             N/A            $10.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Core Index 50 Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Core Index 75 Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $10.00           N/A            N/A
    End of period                           N/A             N/A            $10.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Core Index 75 Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Disciplined
Moderate Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Disciplined
Moderate Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Aggressive
Growth Division I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $10.00           N/A            N/A
    End of period                           N/A             N/A            $10.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Equity Aggressive
Growth Division I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Equity Growth
Division I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $10.00           N/A            N/A
    End of period                           N/A             N/A            $10.19           N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Equity Growth
Division I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Aggressive
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $11.83          $11.09          $10.00           N/A            N/A
    End of period                          $13.45          $11.83          $11.09           N/A            N/A
  Accumulation units outstanding
  at the end of period                    163,500         221,509         311,840           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Managed Aggressive
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Conservative
Division(826)

  Accumulation unit value:
    Beginning of period                    $10.32          $10.00           N/A             N/A            N/A
    End of period                          $10.95          $10.32           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,785           2,541            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Managed Conservative
Division(826)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $11.61          $10.99          $10.00           N/A            N/A
    End of period                          $13.04          $11.61          $10.99           N/A            N/A
  Accumulation units outstanding
  at the end of period                    564,312         670,711         844,155           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Managed Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Division(808)

  Accumulation unit value:
    Beginning of period                    $10.61          $10.00           N/A             N/A            N/A
    End of period                          $11.52          $10.61           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     3,633           7,010            N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Managed Moderate
Division(808)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Managed Moderate
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $11.36          $10.86          $10.00           N/A            N/A
    End of period                          $12.54          $11.36          $10.86           N/A            N/A
  Accumulation units outstanding
  at the end of period                    342,319         435,300         531,859           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Managed Moderate
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Moderate Growth
Division(943)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $7.92           $6.42          $7.90
    End of period                           N/A             N/A            $7.92           $7.92          $6.42
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -           1,089,523      1,259,602

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Moderate Growth
Division(943)

  Accumulation unit value:
    Beginning of period                    $8.86           $10.00
    End of period                          $7.90           $8.86
  Accumulation units outstanding
  at the end of period                   1,404,797        617,624

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2015
Division(1165)

  Accumulation unit value:
    Beginning of period                    $10.28           N/A             N/A             N/A            N/A
    End of period                          $10.83           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Retirement 2015
Division(1165)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2020
Division(1078)

  Accumulation unit value:
    Beginning of period                    $10.01           N/A             N/A             N/A            N/A
    End of period                          $10.96           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,199            N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Retirement 2020
Division(1078)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement 2025
Division(1171)

  Accumulation unit value:
    Beginning of period                    $10.46           N/A             N/A             N/A            N/A
    End of period                          $11.03           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Retirement 2025
Division(1171)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Retirement Income
Division(1006)

  Accumulation unit value:
    Beginning of period                    $9.96            N/A             N/A             N/A            N/A
    End of period                          $10.57           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -              N/A             N/A             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Retirement Income
Division(1006)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/S&P Very Aggressive
Growth Division I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $10.00           N/A            N/A
    End of period                           N/A             N/A            $10.21           N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/S&P Very Aggressive
Growth Division I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Select Balanced Division(569)

  Accumulation unit value:
    Beginning of period                    $11.26          $10.87          $10.00           N/A            N/A
    End of period                          $12.59          $11.26          $10.87           N/A            N/A
  Accumulation units outstanding
  at the end of period                    191,385         201,052         216,768           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Select Balanced Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                    $5.82           $5.81           $5.30           $4.35          $6.06
    End of period                          $6.49           $5.82           $5.81           $5.30          $4.35
  Accumulation units outstanding
  at the end of period                    138,985         158,865         193,935         229,753        270,495

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                    $8.06           $10.00
    End of period                          $6.06           $8.06
  Accumulation units outstanding
  at the end of period                    364,531         442,159






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Select Large Cap
Growth Division

  Accumulation unit value:
    Beginning of period                    $5.48           $5.33           $4.85           $3.64          $5.27
    End of period                          $5.64           $5.48           $5.33           $4.85          $3.64
  Accumulation units outstanding
  at the end of period                    371,355         406,879         590,955         561,384        691,527

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Select Large Cap
Growth Division

  Accumulation unit value:
    Beginning of period                    $7.67           $10.00
    End of period                          $5.27           $7.67
  Accumulation units outstanding
  at the end of period                    792,785         771,494

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $10.38          $10.27          $10.36         $10.49          $10.55
    End of period                          $10.67          $10.38          $10.27         $10.36          $10.49
  Accumulation units outstanding
  at the end of period                     44,691          67,273          55,047         941,956        167,314

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $10.37          $10.00
    End of period                          $10.55          $10.37
  Accumulation units outstanding
  at the end of period                    386,316         173,097






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Select Value Division(636)

  Accumulation unit value:
    Beginning of period                    $12.16          $11.43          $10.00           N/A            N/A
    End of period                          $14.46          $12.16          $11.43           N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,379           1,885           7,980            N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Select Value Division(636)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Established
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $11.41          $10.93          $10.00           N/A            N/A
    End of period                          $12.76          $11.41          $10.93           N/A            N/A
  Accumulation units outstanding
  at the end of period                    174,922         183,485           534             N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/T.Rowe Price Established
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                    $13.75          $12.25          $10.55          $7.74          $10.08
    End of period                          $14.45          $13.75          $12.25         $10.55          $7.74
  Accumulation units outstanding
  at the end of period                    199,057         205,859         255,774         261,758        244,846

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                    $10.41          $10.00
    End of period                          $10.08          $10.41
  Accumulation units outstanding
  at the end of period                    253,456         254,797

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/T.Rowe Price Value
Division(569)

  Accumulation unit value:
    Beginning of period                    $11.78          $11.28          $10.00           N/A            N/A
    End of period                          $13.91          $11.78          $11.28           N/A            N/A
  Accumulation units outstanding
  at the end of period                     17,909          12,843          54,670           N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/T.Rowe Price Value
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Western Asset High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                    $13.54          $13.53          $12.71         $10.27          $9.87
    End of period                          $14.72          $13.54          $13.53         $12.71          $10.27
  Accumulation units outstanding
  at the end of period                     76,937         105,109         133,224         161,067        134,914

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Western Asset High
Yield Bond Division

  Accumulation unit value:
    Beginning of period                    $9.53           $10.00
    End of period                          $9.87           $9.53
  Accumulation units outstanding
  at the end of period                    151,707         114,466

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Western Asset Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                    $13.95          $13.82          $13.14         $11.76          $11.03
    End of period                          $14.36          $13.95          $13.82         $13.14          $11.76
  Accumulation units outstanding
  at the end of period                     62,082          64,201          63,677         57,879          68,489

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Western Asset Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                    $10.50          $10.00
    End of period                          $11.03          $10.50
  Accumulation units outstanding
  at the end of period                     30,020          44,760






INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Western Asset U.S.
Government & Quality Bond Division(569)

  Accumulation unit value:
    Beginning of period                    $10.40          $10.33          $10.00           N/A            N/A
    End of period                          $10.57          $10.40          $10.33           N/A            N/A
  Accumulation units outstanding
  at the end of period                      435             435              -              N/A            N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Western Asset U.S.
Government & Quality Bond Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A
    End of period                           N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                            2006            2005            2004           2003            2002
                                            ----            ----            ----           ----            ----

JNL/Western Balanced Division(947)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $11.01          $9.56          $10.48
    End of period                           N/A             N/A            $11.25         $11.01          $9.56
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -            205,314        190,820

INVESTMENT DIVISIONS                    DECEMBER 31,    DECEMBER 31,
                                            2001            2000
                                            ----            ----

JNL/Western Balanced Division(947)

  Accumulation unit value:
    Beginning of period                    $10.72          $10.00
    End of period                          $10.48          $10.72
  Accumulation units outstanding
  at the end of period                    160,808          59,919





      1  September 16, 1996         35  January 11, 2002            69  March 7, 2002             103  April 26, 2002
      2  April 1, 1998              36  January 14, 2002            70  March 8, 2002             104  April 29, 2002
      3  April 8, 1998              37  January 15, 2002            71  March 11, 2002            105  April 30, 2002
      4  April 9, 1998              38  January 18, 2002            72  March 12, 2002            106  May 1, 2002
      5  April 13, 1998             39  January 22, 2002            73  March 13, 2002            107  May 2, 2002
      6  April 15, 1998             40  January 23, 2002            74  March 14, 2002            108  May 3, 2002
      7  January 21, 1999           41  January 25, 2002            75  March 15, 2002            109  May 6, 2002
      8  January 29, 1999           42  January 28, 2002            76  March 18, 2002            110  May 7, 2002
      9  February 9, 1999           43  January 29, 2002            77  March 19, 2002            111  May 8, 2002
     10  March 22, 1999             44  January 30, 2002            78  March 20, 2002            112  May 9, 2002
     11  April 1, 1999              45  January 31, 2002            79  March 21, 2002            113  May 10, 2002
     12  April 8, 1999              46  February 1, 2002            80  March 22, 2002            114  May 13, 2002
     13  April 9, 1999              47  February 4, 2002            81  March 25, 2002            115  May 14, 2002
     14  April 13, 1999             48  February 5, 2002            82  March 26, 2002            116  May 15, 2002
     15  April 15, 1999             49  February 6, 2002            83  March 27, 2002            117  May 16, 2002
     16  April 22, 1999             50  February 7, 2002            84  March 28, 2002            118  May 17, 2002
     17  July 2, 1999               51  February 8, 2002            85  April 1, 2002             119  May 20, 2002
     18  August 16, 1999            52  February 11, 2002           86  April 2, 2002             120  May 21, 2002
     19  May 1, 2000                53  February 12, 2002           87  April 3, 2002             121  May 23, 2002
     20  November 3, 2000           54  February 13, 2002           88  April 4, 2002             122  May 24, 2002
     21  November 17, 2000          55  February 14, 2002           89  April 8, 2002             123  May 28, 2002
     22  November 27, 2000          56  February 15, 2002           90  April 9, 2002             124  May 29, 2002
     23  December 14, 2000          57  February 19, 2002           91  April 10, 2002            125  May 30, 2002
     24  December 19, 2000          58  February 20, 2002           92  April 11, 2002            126  May 31, 2002
     25  February 12, 2001          59  February 21, 2002           93  April 12, 2002            127  June 3, 2002
     26  March 28, 2001             60  February 22, 2002           94  April 15, 2002            128  June 4, 2002
     27  May 1, 2001                61  February 25, 2002           95  April 16, 2002            129  June 5, 2002
     28  June 7, 2001               62  February 26, 2002           96  April 17, 2002            130  June 6, 2002
     29  August 15, 2001            63  February 27, 2002           97  April 18, 2002            131  June 7, 2002
     30  October 29, 2001           64  February 28, 2002           98  April 19, 2002            132  June 10, 2002
     31  December 14, 2001          65  March 1, 2002               99  April 22, 2002            133  June 11, 2002
     32  January 3, 2002            66  March 4, 2002              100  April 23, 2002            134  June 12, 2002
     33  January 7, 2002            67  March 5, 2002              101  April 24, 2002            135  June 14, 2002
     34  January 10, 2002           68  March 6, 2002              102  April 25, 2002            136  June 17, 2002


    137  June 20, 2002              171  August 16, 2002           205  October 10, 2002          239  December 6, 2002
    138  June 21, 2002              172  August 19, 2002           206  October 11, 2002          240  December 9, 2002
    139  June 24, 2002              173  August 20, 2002           207  October 14, 2002          241  December 16, 2002
    140  June 25, 2002              174  August 23, 2002           208  October 15, 2002          242  December 17, 2002
    141  June 26, 2002              175  August 26, 2002           209  October 17, 2002          243  December 18, 2002
    142  June 27, 2002              176  August 28, 2002           210  October 18, 2002          244  December 19, 2002
    143  June 28, 2002              177  August 29, 2002           211  October 21, 2002          245  December 23, 2002
    144  July 1, 2002               178  August 30, 2002           212  October 22, 2002          246  December 27, 2002
    145  July 2, 2002               179  September 3, 2002         213  October 24, 2002          247  December 30, 2002
    146  July 3, 2002               180  September 4, 2002         214  October 25, 2002          248  December 31, 2002
    147  July 5, 2002               181  September 5, 2002         215  October 28, 2002          249  January 2, 2003
    148  July 8, 2002               182  September 6, 2002         216  October 29, 2002          250  January 3, 2003
    149  July 9, 2002               183  September 10, 2002        217  October 31, 2002          251  January 6, 2003
    150  July 11, 2002              184  September 11, 2002        218  November 1, 2002          252  January 9, 2003
    151  July 12, 2002              185  September 12, 2002        219  November 4, 2002          253  January 16, 2003
    152  July 15, 2002              186  September 13, 2002        220  November 5, 2002          254  January 17, 2003
    153  July 16, 2002              187  September 16, 2002        221  November 6, 2002          255  January 21, 2003
    154  July 18, 2002              188  September 17, 2002        222  November 7, 2002          256  January 22, 2003
    155  July 22, 2002              189  September 18, 2002        223  November 8, 2002          257  January 24, 2003
    156  July 24, 2002              190  September 19, 2002        224  November 12, 2002         258  January 27, 2003
    157  July 25, 2002              191  September 20, 2002        225  November 13, 2002         259  January 28, 2003
    158  July 26, 2002              192  September 23, 2002        226  November 14, 2002         260  January 30, 2003
    159  July 29, 2002              193  September 24, 2002        227  November 15, 2002         261  January 31, 2003
    160  July 30, 2002              194  September 25, 2002        228  November 18, 2002         262  February 3, 2003
    161  July 31, 2002              195  September 26, 2002        229  November 19, 2002         263  February 4, 2003
    162  August 1, 2002             196  September 27, 2002        230  November 20, 2002         264  February 5, 2003
    163  August 5, 2002             197  September 30, 2002        231  November 22, 2002         265  February 6, 2003
    164  August 6, 2002             198  October 1, 2002           232  November 25, 2002         266  February 7, 2003
    165  August 7, 2002             199  October 2, 2002           233  November 26, 2002         267  February 12, 2003
    166  August 8, 2002             200  October 3, 2002           234  November 27, 2002         268  February 13, 2003
    167  August 12, 2002            201  October 4, 2002           235  November 29, 2002         269  February 14, 2003
    168  August 13, 2002            202  October 7, 2002           236  December 2, 2002          270  February 18, 2003
    169  August 14, 2002            203  October 8, 2002           237  December 3, 2002          271  February 19, 2003
    170  August 15, 2002            204  October 9, 2002           238  December 5, 2002          272  February 20, 2003


    273  February 21, 2003          307  April 11, 2003            341  June 4, 2003              375  July 24, 2003
    274  February 24, 2003          308  April 14, 2003            342  June 5, 2003              376  July 25, 2003
    275  February 25, 2003          309  April 15, 2003            343  June 6, 2003              377  July 28, 2003
    276  February 26, 2003          310  April 16, 2003            344  June 9, 2003              378  July 29, 2003
    277  February 27, 2003          311  April 17, 2003            345  June 10, 2003             379  July 30, 2003
    278  February 28, 2003          312  April 21, 2003            346  June 11, 2003             380  July 31, 2003
    279  March 3, 2003              313  April 22, 2003            347  June 12, 2003             381  August 1, 2003
    280  March 4, 2003              314  April 23, 2003            348  June 13, 2003             382  August 4, 2003
    281  March 5, 2003              315  April 24, 2003            349  June 16, 2003             383  August 5, 2003
    282  March 6, 2003              316  April 25, 2003            350  June 17, 2003             384  August 6, 2003
    283  March 7, 2003              317  April 28, 2003            351  June 18, 2003             385  August 7, 2003
    284  March 10, 2003             318  April 29, 2003            352  June 19, 2003             386  August 8, 2003
    285  March 11, 2003             319  April 30, 2003            353  June 20, 2003             387  August 11, 2003
    286  March 12, 2003             320  May 1, 2003               354  June 23, 2003             388  August 12, 2003
    287  March 13, 2003             321  May 2, 2003               355  June 24, 2003             389  August 13, 2003
    288  March 14, 2003             322  May 5, 2003               356  June 25, 2003             390  August 14, 2003
    289  March 17, 2003             323  May 6, 2003               357  June 26, 2003             391  August 15, 2003
    290  March 18, 2003             324  May 7, 2003               358  June 27, 2003             392  August 18, 2003
    291  March 19, 2003             325  May 8, 2003               359  June 30, 2003             393  August 19, 2003
    292  March 20, 2003             326  May 12, 2003              360  July 1, 2003              394  August 20, 2003
    293  March 21, 2003             327  May 13, 2003              361  July 2, 2003              395  August 21, 2003
    294  March 24, 2003             328  May 14, 2003              362  July 3, 2003              396  August 22, 2003
    295  March 26, 2003             329  May 15, 2003              363  July 7, 2003              397  August 25, 2003
    296  March 27, 2003             330  May 19, 2003              364  July 8, 2003              398  August 26, 2003
    297  March 28, 2003             331  May 20, 2003              365  July 9, 2003              399  August 27, 2003
    298  March 31, 2003             332  May 21, 2003              366  July 10, 2003             400  August 28, 2003
    299  April 1, 2003              333  May 22, 2003              367  July 11, 2003             401  August 29, 2003
    300  April 2, 2003              334  May 23, 2003              368  July 14, 2003             402  September 2, 2003
    301  April 3, 2003              335  May 27, 2003              369  July 15, 2003             403  September 3, 2003
    302  April 4, 2003              336  May 28, 2003              370  July 17, 2003             404  September 5, 2003
    303  April 7, 2003              337  May 29, 2003              371  July 18, 2003             405  September 8, 2003
    304  April 8, 2003              338  May 30, 2003              372  July 21, 2003             406  September 9, 2003
    305  April 9, 2003              339  June 2, 2003              373  July 22, 2003             407  September 10, 2003
    306  April 10, 2003             340  June 3, 2003              374  July 23, 2003             408  September 11, 2003


    409  September 12, 2003         443  October 29, 2003          477  December 17, 2003         511  February 6, 2004
    410  September 15, 2003         444  October 30, 2003          478  December 18, 2003         512  February 9, 2004
    411  September 16, 2003         445  October 31, 2003          479  December 19, 2003         513  February 10, 2004
    412  September 17, 2003         446  November 3, 2003          480  December 22, 2003         514  February 11, 2004
    413  September 18, 2003         447  November 4, 2003          481  December 23, 2003         515  February 12, 2004
    414  September 19, 2003         448  November 5, 2003          482  December 24, 2003         516  February 13, 2004
    415  September 22, 2003         449  November 6, 2003          483  December 26, 2003         517  February 17, 2004
    416  September 23, 2003         450  November 7, 2003          484  December 29, 2003         518  February 18, 2004
    417  September 24, 2003         451  November 10, 2003         485  December 30, 2003         519  February 19, 2004
    418  September 25, 2003         452  November 11, 2003         486  December 31, 2003         520  February 20, 2004
    419  September 26, 2003         453  November 12, 2003         487  January 2, 2004           521  February 23, 2004
    420  September 29, 2003         454  November 13, 2003         488  January 5, 2004           522  February 24, 2004
    421  September 30, 2003         455  November 14, 2003         489  January 6, 2004           523  February 25, 2004
    422  October 1, 2003            456  November 17, 2003         490  January 7, 2004           524  February 26, 2004
    423  October 2, 2003            457  November 18, 2003         491  January 8, 2004           525  February 27, 2004
    424  October 3, 2003            458  November 19, 2003         492  January 9, 2004           526  March 1, 2004
    425  October 4, 2003            459  November 20, 2003         493  January 12, 2004          527  March 2, 2004
    426  October 6, 2003            460  November 21, 2003         494  January 13, 2004          528  March 3, 2004
    427  October 7, 2003            461  November 24, 2003         495  January 14, 2004          529  March 4, 2004
    428  October 8, 2003            462  November 25, 2003         496  January 15, 2004          530  March 5, 2004
    429  October 9, 2003            463  November 26, 2003         497  January 16, 2004          531  March 8, 2004
    430  October 10, 2003           464  November 28, 2003         498  January 20, 2004          532  March 9, 2004
    431  October 13, 2003           465  December 1, 2003          499  January 21, 2004          533  March 10, 2004
    432  October 14, 2003           466  December 2, 2003          500  January 22, 2004          534  March 11, 2004
    433  October 15, 2003           467  December 3, 2003          501  January 23, 2004          535  March 12, 2004
    434  October 16, 2003           468  December 4, 2003          502  January 26, 2004          536  March 15, 2004
    435  October 17, 2003           469  December 5, 2003          503  January 27, 2004          537  March 16, 2004
    436  October 20, 2003           470  December 8, 2003          504  January 28, 2004          538  March 17, 2004
    437  October 21, 2003           471  December 9, 2003          505  January 29, 2004          539  March 18, 2004
    438  October 22, 2003           472  December 10, 2003         506  January 30, 2004          540  March 19, 2004
    439  October 23, 2003           473  December 11, 2003         507  February 2, 2004          541  March 22, 2004
    440  October 24, 2003           474  December 12, 2003         508  February 3, 2004          542  March 23, 2004
    441  October 27, 2003           475  December 15, 2003         509  February 4, 2004          543  March 24, 2004
    442  October 28, 2003           476  December 16, 2003         510  February 5, 2004          544  March 25, 2004


    545  March 26, 2004             579  May 14, 2004              613  July 7, 2004              647  August 24, 2004
    546  March 29, 2004             580  May 17, 2004              614  July 8, 2004              648  August 25, 2004
    547  March 30, 2004             581  May 18, 2004              615  July 9, 2004              649  August 26, 2004
    548  March 31, 2004             582  May 19, 2004              616  July 12, 2004             650  August 27, 2004
    549  April 1, 2004              583  May 20, 2004              617  July 13, 2004             651  August 30, 2004
    550  April 2, 2004              584  May 21, 2004              618  July 14, 2004             652  August 31, 2004
    551  April 5, 2004              585  May 24, 2004              619  July 15, 2004             653  September 1, 2004
    552  April 6, 2004              586  May 25, 2004              620  July 16, 2004             654  September 2, 2004
    553  April 7, 2004              587  May 26, 2004              621  July 19, 2004             655  September 3, 2004
    554  April 8, 2004              588  May 27, 2004              622  July 20, 2004             656  September 7, 2004
    555  April 12, 2004             589  May 28, 2004              623  July 21, 2004             657  September 8, 2004
    556  April 13, 2004             590  June 1, 2004              624  July 22, 2004             658  September 9, 2004
    557  April 14, 2004             591  June 2, 2004              625  July 23, 2004             659  September 10, 2004
    558  April 15, 2004             592  June 3, 2004              626  July 26, 2004             660  September 13, 2004
    559  April 16, 2004             593  June 4, 2004              627  July 27, 2004             661  September 14, 2004
    560  April 19, 2004             594  June 7, 2004              628  July 28, 2004             662  September 15, 2004
    561  April 20, 2004             595  June 8, 2004              629  July 29, 2004             663  September 16, 2004
    562  April 21, 2004             596  June 9, 2004              630  July 30, 2004             664  September 17, 2004
    563  April 22, 2004             597  June 10, 2004             631  August 2, 2004            665  September 20, 2004
    564  April 23, 2004             598  June 14, 2004             632  August 3, 2004            666  September 21, 2004
    565  April 26, 2004             599  June 15, 2004             633  August 4, 2004            667  September 22, 2004
    566  April 27, 2004             600  June 16, 2004             634  August 5, 2004            668  September 23, 2004
    567  April 28, 2004             601  June 17, 2004             635  August 6, 2004            669  September 24, 2004
    568  April 29, 2004             602  June 18, 2004             636  August 9, 2004            670  September 27, 2004
    569  April 30, 2004             603  June 21, 2004             637  August 10, 2004           671  September 28, 2004
    570  May 3, 2004                604  June 22, 2004             638  August 11, 2004           672  September 29, 2004
    571  May 4, 2004                605  June 23, 2004             639  August 12, 2004           673  September 30, 2004
    572  May 5, 2004                606  June 24, 2004             640  August 13, 2004           674  October 1, 2004
    573  May 6, 2004                607  June 25, 2004             641  August 16, 2004           675  October 4, 2004
    574  May 7, 2004                608  June 28, 2004             642  August 17, 2004           676  October 5, 2004
    575  May 10, 2004               609  June 29, 2004             643  August 18, 2004           677  October 6, 2004
    576  May 11, 2004               610  July 1, 2004              644  August 19, 2004           678  October 7, 2004
    577  May 12, 2004               611  July 2, 2004              645  August 20, 2004           679  October 8, 2004
    578  May 13, 2004               612  July 6, 2004              646  August 23, 2004           680  October 11, 2004


    681  October 12, 2004           715  November 30, 2004         749  January 19, 2005          783  March 9, 2005
    682  October 13, 2004           716  December 1, 2004          750  January 20, 2005          784  March 10, 2005
    683  October 14, 2004           717  December 2, 2004          751  January 21, 2005          785  March 11, 2005
    684  October 15, 2004           718  December 3, 2004          752  January 24, 2005          786  March 14, 2005
    685  October 18, 2004           719  December 6, 2004          753  January 25, 2005          787  March 15, 2005
    686  October 19, 2004           720  December 7, 2004          754  January 26, 2005          788  March 16, 2005
    687  October 20, 2004           721  December 8, 2004          755  January 27, 2005          789  March 17, 2005
    688  October 21, 2004           722  December 9, 2004          756  January 28, 2005          790  March 18, 2005
    689  October 22, 2004           723  December 10, 2004         757  January 31, 2005          791  March 21, 2005
    690  October 25, 2004           724  December 13, 2004         758  February 1, 2005          792  March 22, 2005
    691  October 26, 2004           725  December 14, 2004         759  February 2, 2005          793  March 23, 2005
    692  October 27, 2004           726  December 15, 2004         760  February 3, 2005          794  March 24, 2005
    693  October 28, 2004           727  December 16, 2004         761  February 4, 2005          795  March 28, 2005
    694  October 29, 2004           728  December 17, 2004         762  February 7, 2005          796  March 29, 2005
    695  November 1, 2004           729  December 20, 2004         763  February 8, 2005          797  March 30, 2005
    696  November 2, 2004           730  December 21, 2004         764  February 9, 2005          798  March 31, 2005
    697  November 3, 2004           731  December 22, 2004         765  February 10, 2005         799  April 1, 2005
    698  November 4, 2004           732  December 23, 2004         766  February 11, 2005         800  April 4, 2005
    699  November 5, 2004           733  December 27, 2004         767  February 14, 2005         801  April 5, 2005
    700  November 8, 2004           734  December 28, 2004         768  February 15, 2005         802  April 6, 2005
    701  November 9, 2004           735  December 29, 2004         769  February 16, 2005         803  April 7, 2005
    702  November 10, 200           736  December 30, 20044        770  February 17, 2005         804  April 8, 2005
    703  November 11, 200           737  December 31, 20044        771  February 18, 2005         805  April 11, 2005
    704  November 12, 200           738  January 3, 2005  4        772  February 22, 2005         806  April 12, 2005
    705  November 15, 200           739  January 4, 2005  4        773  February 23, 2005         807  April 13, 2005
    706  November 16, 200           740  January 5, 2005  4        774  February 24, 2005         808  April 14, 2005
    707  November 17, 200           741  January 6, 2005  4        775  February 25, 2005         809  April 15, 2005
    708  November 18, 200           742  January 7, 2005  4        776  February 28, 2005         810  April 18, 2005
    709  November 19, 200           743  January 10, 2005 4        777  March 1, 2005             811  April 19, 2005
    710  November 22, 200           744  January 11, 2005 4        778  March 2, 2005             812  April 20, 2005
    711  November 23, 200           745  January 12, 2005 4        779  March 3, 2005             813  April 21, 2005
    712  November 24, 200           746  January 13, 2005 4        780  March 4, 2005             814  April 22, 2005
    713  November 26, 200           747  January 14, 2005 4        781  March 7, 2005             815  April 25, 2005
    714  November 29, 200           748  January 18, 2005 4        782  March 8, 2005             816  April 26, 2005


    817  April 27, 2005             851  June 16, 2005             885  August 4, 2005            919  September 26, 2005
    818  April 28, 2005             852  June 17, 2005             886  August 5, 2005            920  September 27, 2005
    819  April 29, 2005             853  June 20, 2005             887  August 8, 2005            921  September 29, 2005
    820  May 2, 2005                854  June 21, 2005             888  August 9, 2005            922  September 30, 2005
    821  May 3, 2005                855  June 22, 2005             889  August 10, 2005           923  October 3, 2005
    822  May 4, 2005                856  June 23, 2005             890  August 11, 2005           924  October 4, 2005
    823  May 5, 2005                857  June 24, 2005             891  August 12, 2005           925  October 5, 2005
    824  May 6, 2005                858  June 27, 2005             892  August 15, 2005           926  October 6, 2005
    825  May 9, 2005                859  June 28, 2005             893  August 16, 2005           927  October 7, 2005
    826  May 10, 2005               860  June 29, 2005             894  August 17, 2005           928  October 10, 2005
    827  May 11, 2005               861  June 30, 2005             895  August 18, 2005           929  October 11, 2005
    828  May 12, 2005               862  July 1, 2005              896  August 19, 2005           930  October 12, 2005
    829  May 13, 2005               863  July 5, 2005              897  August 22, 2005           931  October 13, 2005
    830  May 16, 2005               864  July 6, 2005              898  August 24, 2005           932  October 14, 2005
    831  May 17, 2005               865  July 7, 2005              899  August 25, 2005           933  October 17, 2005
    832  May 18, 2005               866  July 8, 2005              900  August 26, 2005           934  October 18, 2005
    833  May 19, 2005               867  July 11, 2005             901  August 29, 2005           935  October 19, 2005
    834  May 20, 2005               868  July 12, 2005             902  August 30, 2005           936  October 20, 2005
    835  May 23, 2005               869  July 13, 2005             903  August 31, 2005           937  October 21, 2005
    836  May 24, 2005               870  July 14, 2005             904  September 1, 2005         938  October 24, 2005
    837  May 25, 2005               871  July 15, 2005             905  September 2, 2005         939  October 25, 2005
    838  May 26, 2005               872  July 18, 2005             906  September 6, 2005         940  October 26, 2005
    839  May 27, 2005               873  July 19, 2005             907  September 7, 2005         941  October 27, 2005
    840  May 31, 2005               874  July 20, 2005             908  September 8, 2005         942  October 28, 2005
    841  June 1, 2005               875  July 21, 2005             909  September 9, 2005         943  October 31, 2005
    842  June 2, 2005               876  July 22, 2005             910  September 12, 2005        944  November 1, 2005
    843  June 3, 2005               877  July 25, 2005             911  September 13, 2005        945  November 2, 2005
    844  June 6, 2005               878  July 26, 2005             912  September 14, 2005        946  November 3, 2005
    845  June 8, 2005               879  July 27, 2005             913  September 15, 2005        947  November 4, 2005
    846  June 9, 2005               880  July 28, 2005             914  September 16, 2005        948  November 7, 2005
    847  June 10, 2005              881  July 29, 2005             915  September 19, 2005        949  November 8, 2005
    848  June 13, 2005              882  August 1, 2005            916  September 21, 2005        950  November 9, 2005
    849  June 14, 2005              883  August 2, 2005            917  September 22, 2005        951  November 10, 2005
    850  June 15, 2005              884  August 3, 2005            918  September 23, 2005        952  November 11, 2005


    953  November 14, 2005           987  January 9, 2006          1021  February 28, 2006        1055  April 21, 2006
    954  November 15, 2005           988  January 10, 2006         1022  March 1, 2006            1056  April 24, 2006
    955  November 16, 2005           989  January 11, 2006         1023  March 2, 2006            1057  April 25, 2006
    956  November 17, 2005           990  January 12, 2006         1024  March 3, 2006            1058  April 27, 2006
    957  November 18, 2005           991  January 13, 2006         1025  March 6, 2006            1059  April 28, 2006
    958  November 21, 2005           992  January 17, 2006         1026  March 7, 2006            1060  May 1, 2006
    959  November 22, 2005           993  January 18, 2006         1027  March 8, 2006            1061  May 2, 2006
    960  November 23, 2005           994  January 19, 2006         1028  March 9, 2006            1062  May 3, 2006
    961  November 25, 2005           995  January 20, 2006         1029  March 10, 2006           1063  May 4, 2006
    962  November 28, 2005           996  January 23, 2006         1030  March 13, 2006           1064  May 5, 2006
    963  November 29, 2005           997  January 24, 2006         1031  March 16, 2006           1065  May 8, 2006
    964  November 30, 2005           998  January 25, 2006         1032  March 17, 2006           1066  May 9, 2006
    965  December 1, 2005            999  January 26, 2006         1033  March 20, 2006           1067  May 10, 2006
    966  December 2, 2005           1000  January 27, 2006         1034  March 21, 2006           1068  May 11, 2006
    967  December 5, 2005           1001  January 30, 2006         1035  March 22, 2006           1069  May 12, 2006
    968  December 6, 2005           1002  January 31, 2006         1036  March 23, 2006           1070  May 15, 2006
    969  December 7, 2005           1003  February 1, 2006         1037  March 24, 2006           1071  May 16, 2006
    970  December 9, 2005           1004  February 2, 2006         1038  March 27, 2006           1072  May 17, 2006
    971  December 12, 2005          1005  February 3, 2006         1039  March 28, 2006           1073  May 18, 2006
    972  December 13, 2005          1006  February 6, 2006         1040  March 29, 2006           1074  May 19, 2006
    973  December 14, 2005          1007  February 7, 2006         1041  March 30, 2006           1075  May 22, 2006
    974  December 16, 2005          1008  February 8, 2006         1042  March 31, 2006           1076  May 23, 2006
    975  December 19, 2005          1009  February 9, 2006         1043  April 3, 2006            1077  May 24, 2006
    976  December 20, 2005          1010  February 10, 2006        1044  April 4, 2006            1078  May 25, 2006
    977  December 21, 2005          1011  February 13, 2006        1045  April 5, 2006            1079  May 26, 2006
    978  December 22, 2005          1012  February 14, 2006        1046  April 6, 2006            1080  May 30, 2006
    979  December 23, 2005          1013  February 15, 2006        1047  April 7, 2006            1081  May 31, 2006
    980  December 27, 2005          1014  February 16, 2006        1048  April 10, 2006           1082  June 1, 2006
    981  December 28, 2005          1015  February 17, 2006        1049  April 11, 2006           1083  June 2, 2006
    982  December 29, 2005          1016  February 21, 2006        1050  April 13, 2006           1084  June 5, 2006
    983  December 30, 2005          1017  February 22, 2006        1051  April 17, 2006           1085  June 6, 2006
    984  January 3, 2006            1018  February 23, 2006        1052  April 18, 2006           1086  June 7, 2006
    985  January 5, 2006            1019  February 24, 2006        1053  April 19, 2006           1087  June 8, 2006
    986  January 6, 2006            1020  February 27, 2006        1054  April 20, 2006           1088  June 9, 2006


   1089  June 12, 2006              1123  July 31, 2006            1157  September 19, 2006       1191  November 7, 2006
   1090  June 13, 2006              1124  August 1, 2006           1158  September 20, 2006       1192  November 8, 2006
   1091  June 14, 2006              1125  August 2, 2006           1159  September 21, 2006       1193  November 10, 2006
   1092  June 15, 2006              1126  August 3, 2006           1160  September 22, 2006       1194  November 13, 2006
   1093  June 16, 2006              1127  August 4, 2006           1161  September 25, 2006       1195  November 14, 2006
   1094  June 19, 2006              1128  August 7, 2006           1162  September 26, 2006       1196  November 15, 2006
   1095  June 20, 2006              1129  August 8, 2006           1163  September 27, 2006       1197  November 16, 2006
   1096  June 21, 2006              1130  August 9, 2006           1164  September 28, 2006       1198  November 17, 2006
   1097  June 22, 2006              1131  August 10, 2006          1165  September 29, 2006       1199  November 20, 2006
   1098  June 23, 2006              1132  August 11, 2006          1166  October 2, 2006          1200  November 21, 2006
   1099  June 26, 2006              1133  August 14, 2006          1167  October 3, 2006          1201  November 22, 2006
   1100  June 27, 2006              1134  August 15, 2006          1168  October 4, 2006          1202  November 24, 2006
   1101  June 28, 2006              1135  August 16, 2006          1169  October 5, 2006          1203  November 27, 2006
   1102  June 29, 2006              1136  August 17, 2006          1170  October 6, 2006          1204  November 28, 2006
   1103  June 30, 2006              1137  August 18, 2006          1171  October 9, 2006          1205  November 29, 2006
   1104  July 3, 2006               1138  August 21, 2006          1172  October 10, 2006         1206  November 30, 2006
   1105  July 5, 2006               1139  August 22, 2006          1173  October 11, 2006         1207  December 1, 2006
   1106  July 6, 2006               1140  August 23, 2006          1174  October 12, 2006         1208  December 4, 2006
   1107  July 7, 2006               1141  August 24, 2006          1175  October 13, 2006         1209  December 5, 2006
   1108  July 10, 2006              1142  August 25, 2006          1176  October 16, 2006         1210  December 6, 2006
   1109  July 11, 2006              1143  August 28, 2006          1177  October 17, 2006         1211  December 7, 2006
   1110  July 12, 2006              1144  August 29, 2006          1178  October 18, 2006         1212  December 11, 2006
   1111  July 13, 2006              1145  August 30, 2006          1179  October 19, 2006         1213  December 12, 2006
   1112  July 14, 2006              1146  August 31, 2006          1180  October 20, 2006         1214  December 13, 2006
   1113  July 17, 2006              1147  September 1, 2006        1181  October 23, 2006         1215  December 14, 2006
   1114  July 18, 2006              1148  September 5, 2006        1182  October 24, 2006         1216  December 18, 2006
   1115  July 19, 2006              1149  September 6, 2006        1183  October 25, 2006         1217  December 20, 2006
   1116  July 20, 2006              1150  September 7, 2006        1184  October 26, 2006         1218  December 21, 2006
   1117  July 21, 2006              1151  September 11, 2006       1185  October 27, 2006         1219  December 22, 2006
   1118  July 24, 2006              1152  September 12, 2006       1186  October 31, 2006         1220  December 26, 2006
   1119  July 25, 2006              1153  September 13, 2006       1187  November 1, 2006         1221  December 27, 2006
   1120  July 26, 2006              1154  September 14, 2006       1188  November 2, 2006         1222  December 28, 2006
   1121  July 27, 2006              1155  September 15, 2006       1189  November 3, 2006         1223  December 29, 2006
   1122  July 28, 2006              1156  September 18, 2006       1190  November 6, 2006


                       STATEMENT OF ADDITIONAL INFORMATION



                                DECEMBER 3, 2007




                      INDIVIDUAL AND GROUP FLEXIBLE PREMIUM
                  FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
                ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT V
                  OF JACKSON NATIONAL LIFE INSURANCE COMPANY(R)




This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated December 3, 2007. The Prospectus may be obtained from Jackson National Life Insurance Company (JacksonSM) by writing P. O. Box 17240, Denver, Colorado 80217-0240, or calling 1-800-766-4683.


                                TABLE OF CONTENTS

                                                                        PAGE

General Information and History                                            2

Services                                                                   5

Purchase of Securities Being Offered                                       5

Underwriters                                                               5

Calculation of Performance                                                 5

Additional Tax Information                                                 7

Annuity Provisions                                                         17

Net Investment Factor                                                      18

Condensed Financial Information                                            20

GENERAL INFORMATION AND HISTORY

Jackson National Separate Account V (Separate Account) is a separate investment account of Jackson National Life Insurance Company. Jackson is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

The JNL/Mellon Capital Management S&P Divisions and JNL/S&P Divisions are not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P(R)), a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index, the Standard & Poor's MidCap 400 Index and the S&P 400 Index to track general stock market performance. S&P's only relationship to the Separate Account (Licensee) is the licensing of certain trademarks and trade names of S&P and of the S&P 500(R) and S&P 400 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions. S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 and S&P 400 Indexes. S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE STANDARD & POOR'S MIDCAP 400 INDEX, AND THE S&P 400 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISION, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE STANDARD & POOR'S MIDCAP 400 INDEX, AND S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE STANDARD & POOR'S 400 INDEX, AND THE S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell"). Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.


Value Line Publishing, Inc.'s ("VLPI") only relationship to JNL is VLPI's licensing to JNL of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System"), which is composed by VLPI without regard to JNL, this Product or any investor. VLPI has no obligation to take the needs of JNL or any investor in the Product into consideration in composing the System. The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq(R)" are trade or service marks OF The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R) 25 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, or the JNL/Mellon Capital Management VIP Fund. The JNL/Mellon Capital Management Nasdaq(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.


"NYSE(R)" is a registered mark of, and "NYSE International 100 IndexSM" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 IndexSM" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 IndexSM" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

NYSE Group, Inc. DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management NYSE(R) International 25 Fund or anY other securities.

o    Have any  responsibility  or liability for or make any decisions  about the
     timing,   amount  or  pricing  of  JNL/Mellon  Capital  Management  NYSE(R)
     International 25 Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

o Consider the needs of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or the owners of thE JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

--------------------------------------------------------------------------------

NYSE GROUP,  INC. AND ITS  AFFILIATES  WILL NOT HAVE ANY LIABILITY IN CONNECTION
WITH  THE  JNL/MELLON  CAPITAL   MANAGEMENT   NYSE(R)   INTERNATIONAL  25  FUND.
SPECIFICALLY,

o NYSE GROUP, INC. AND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AND NYSE GROUP, INC. AND ITS AFFILIATES DISCLAIM ANY WARRANTY ABOUT:

o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND, THE OWNER OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE INDEX AND THE DATA INCLUDED IN THE NYSE INTERNATIONAL 100 INDEXSM;

o    THE ACCURACY OR COMPLETENESS OF THE INDEX AND ITS DATA;

o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE INDEX AND ITS DATA;

o NYSE GROUP, INC. WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE INDEX OR ITS DATA;

o UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL ASSET MANAGEMENT, LLC AND NYSE GROUP, INC. IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER THIRD PARTIES.

--------------------------------------------------------------------------------

SERVICES

Jackson keeps the assets of the Separate Account. Jackson holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

The financial statements of Jackson National Separate Account V and Jackson National Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Jackson National Life Insurance Company's audit report refers to the adoption effective January 1, 2004 of the Accounting Standards Executive Committee of the American Institute of Certified Public Accountant's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." KPMG LLP is located at 303 East Wacker Drive, Chicago, Illinois 60601.

PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

UNDERWRITERS

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237. JNLD is a subsidiary of Jackson.

The aggregate amount of underwriting commissions paid to broker/dealers was $590,949 in 2004, $452,719 in 2005 and $424,422 in 2006. JNLD did not retain any portion of the commissions.

CALCULATION OF PERFORMANCE

When Jackson advertises performance for an Investment Division (except the JNL//Select Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the insurance charges and the Contract maintenance charge. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

Jackson may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. Because the Contract is designed for long term investment, non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be advertised. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding Fund has been in existence for longer than the Investment Division, the non-standardized total return quotations will show the investment performance the Investment Division would have achieved (reduced by the applicable charges) had it been invested in the Fund for the period quoted.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

            (  a-b    )6
YIELD = 2  [(  --- + 1) -1]
            (  cd     )


Where:

       a              =            net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
       b              =            expenses for the Investment Division accrued for the period (net of reimbursements).
       c              =            the average daily number of accumulation units outstanding during the period.
       d              =            the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 8.5%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/Select Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The JNL/ Select Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/Select Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/Select Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/Select Money Market Division nor that Division's investment in the JNL/Select Money Market Fund is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

ADDITIONAL TAX INFORMATION

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

JACKSON'S TAX STATUS

Jackson is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). For federal income tax purposes, the Separate Account is not a separate entity from Jackson and its operations form a part of Jackson.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code ""governs the taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires Jackson (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to thirty percent (30%) of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual fund is represented by any four investments.

Jackson intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.


Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract offers 80 Investment Divisions and at least one Fixed Account option, although a Contract owner's Contract Value can be allocated to no more than 18 fixed and variable options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30 day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.


Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. In response to the CONWAY decision, the IRS issued Notice 2003-51 announcing that pending the publication of final regulations, the IRS will consider all the facts and circumstances, using general principles of tax law, to determine whether a partial exchange and a subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the date on which the partial exchange was completed should be treated as an integrated transaction. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies). However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL

The Contract and all riders attached thereto, have been approved by the IRS for use as an Individual Retirement Annuity prototype.

TAX-QUALIFIED PLANS

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan. Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

TAX TREATMENT OF WITHDRAWALS

NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-QUALIFIED CONTRACTS

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts, (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes -- Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

TYPES OF TAX-QUALIFIED PLANS

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson's administrative procedures. Jackson is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson in connection with certain Tax-Qualified Plans will utilize tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

         (a) Tax-Sheltered Annuities

         Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b) Individual Retirement Annuities

         Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity which will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (c) Roth IRA Annuities

         Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $4,000 for calendar year 2007 and $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000. The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

         Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

         Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

         Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

         (d) Pension and Profit-Sharing Plans

         The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (e) Eligible Deferred Compensation Plans -- Section 457

         Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of 100% of the participant's includible compensation, or the $15,000 elective deferral limitation in 2006. The limit is indexed for inflation in $500 increments annually thereafter. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $5,000. The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

         In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

         All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

         In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

                 *     attains age 70 1/2,

                 *     severs employment,

                 *     dies, or

                 * suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

ANNUITY PROVISIONS

VARIABLE ANNUITY PAYMENT

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment. That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment. The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

ANNUITY UNIT VALUE

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established. The value may increase or decrease from one business day to the next. The income option tables contained in the Contract are based on an assumed investment rate of 3%.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3%.

NET INVESTMENT FACTOR

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any business day is determined by dividing (a) by (b) and then subtracting (c) from the result where:

         (a)      is the net result of:

                  (1) the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus

                  (2) the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

                  (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson during the valuation period which are determined by Jackson to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

         (b) is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and

         (c) is the asset charge factor determined by Jackson for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

                       Jackson National Separate Account V


                       [GRAPHIC OMITTED][GRAPHIC OMITTED]





                              Financial Statements

                                December 31, 2006

JACKSON NATIONAL SEPARATE ACCOUNT V
Statements of Assets and Liabilities
DECEMBER 31, 2006

                                            JNL/AIM               JNL/AIM          JNL/AIM            JNL/                JNL/
                                           Large Cap            Real Estate       Small Cap      Alger Growth         Eagle Core
                                        Growth Portfolio         Portfolio    Growth Portfolio      Portfolio      Equity Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
ASSETS
Investments, at value (a)                      $ 229,176           $ 550,320        $ 140,748         $ 175,546         $ 5,667,461
Receivables:
   Dividend receivable                                 -                   -                -                 -                   -
   Investment securities sold                          9                  23                6                 7               3,158
   Sub-account units sold                              -               6,605                -                 -                  49
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL ASSETS                                     229,185             556,948          140,754           175,553           5,670,668
                                         -----------------     -------------    -------------    --------------     ---------------

Liabilities
Payables:
   Investment securities purchased                     -               6,605                -                 -                  49
   Sub-account units redeemed                          -                   -                -                 -               2,918
   Insurance fees due to Jackson National              9             23                6                 7                      240
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL LIABILITIES                                      9              6,628                6                 7                3,207
                                         -----------------     -------------    -------------    --------------     ---------------
Net assets (Note 6)                            $ 229,176           $ 550,320        $ 140,748         $ 175,546         $ 5,667,461
------------------------------------     =================     =============    =============    ==============     ===============



(a)  INVESTMENT SHARES                            16,989              34,830            9,863             9,619             329,121
       INVESTMENTS AT COST                     $ 203,178           $ 454,499        $ 136,852         $ 164,507         $ 4,617,088

                                                                                                  JNL/Franklin        JNL/Franklin
                                             JNL/Eagle           JNL/FMR           JNL/FMR         Templeton           Templeton
                                             SmallCap            Balanced          Mid-Cap           Income            Small Cap
                                         Equity Portfolio        Portfolio     Equity Portfolio    Portfolio        Value Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
ASSETS
Investments, at value (a)                      $ 347,759           $ 425,774         $ 77,082         $ 695,046           $ 211,681
Receivables:
   Dividend receivable                                 -                   -                -                 -                   -
   Investment securities sold                         18                  18                3                64                   9
   Sub-account units sold                              -                   -                -               979                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL ASSETS                                     347,777             425,792           77,085           696,089             211,690
                                         -----------------     -------------    -------------    --------------     ---------------
Liabilities
Payables:
   Investment securities purchased                     -                   -                -               979                   -
   Sub-account units redeemed                          4                   -                -                35                   -
   Insurance fees due to Jackson National             14                  18                3                29                   9
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL LIABILITIES                                     18                  18                3             1,043                   9
                                         -----------------     -------------    -------------    --------------     ---------------
Net assets (Note 6)                            $ 347,759           $ 425,774         $ 77,082         $ 695,046           $ 211,681
------------------------------------     =================     =============    =============    ==============     ===============



(a)  INVESTMENT SHARES                            15,665              35,719            4,146            64,958              16,460
       INVESTMENTS AT COST                     $ 339,058           $ 386,007         $ 68,943         $ 676,885           $ 192,048


See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT V
Statements of Assets and Liabilities
DECEMBER 31, 2006

                                                                JNL/Goldman
                                           JNL/Goldman          Sachs Short     JNL/JPMorgan     JNL/JPMorgan          JNL/Lazard
                                         Sachs Mid Cap          Duration Bond   International    International     Emerging Markets
                                         Value Portfolio          Portfolio    Equity Portfolio  Value Portfolio       Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
ASSETS
Investments, at value (a)                      $ 533,395           $ 543,879      $ 3,149,550       $ 4,564,308            $ 35,382
Receivables:
   Dividend receivable                                 -                   -                -                 -                   -
   Investment securities sold                         22                  24              134               197                   1
   Sub-account units sold                              -                   -                -               685               1,475
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL ASSETS                                     533,417             543,903        3,149,684         4,565,190              36,858
                                         -----------------     -------------    -------------    --------------     ---------------

LIABILITIES
Payables:
   Investment securities purchased                     -                   -                -               685               1,475
   Sub-account units redeemed                          -                   -                -                 4                   -
   Insurance fees due to Jackson National             22                  24              134               193                   1
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL LIABILITIES                                     22                  24              134               882               1,476
                                         -----------------     -------------    -------------    --------------     ---------------
Net assets (Note 6)                            $ 533,395           $ 543,879      $ 3,149,550       $ 4,564,308            $ 35,382
------------------------------------     =================     =============    =============    ==============     ===============



(a)  INVESTMENT SHARES                            41,157              52,753          216,613           325,557               3,219
       INVESTMENTS AT COST                     $ 486,320           $ 530,436      $ 2,138,928       $ 3,181,721            $ 28,615


                                            JNL/Lazard           JNL/Lazard        JNL/MCM          JNL/MCM             JNL/MCM
                                             Mid Cap             Small Cap           25           Bond Index         Communications
                                         Value Portfolio      Value Portfolio    Portfolio         Portfolio       Sector Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
ASSETS
Investments, at value (a)                    $ 6,544,444         $ 6,470,875         $ 47,845         $ 603,548           $ 206,685
Receivables:
   Dividend receivable                                 -                   -                -                 -                   -
   Investment securities sold                     40,042                 398                2                26                   9
   Sub-account units sold                             36               1,387                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL ASSETS                                   6,584,522           6,472,660           47,847           603,574             206,694
                                         -----------------     -------------    -------------    --------------     ---------------

LIABILITIES
Payables:
   Investment securities purchased                    36               1,387                -                 -                   -
   Sub-account units redeemed                     39,762                 123                -                 -                   -
   Insurance fees due to Jackson National            280                 275                2                26                   9
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL LIABILITIES                                 40,078               1,785                2                26                   9
                                         -----------------     -------------    -------------    --------------     ---------------
Net assets (Note 6)                          $ 6,544,444         $ 6,470,875         $ 47,845         $ 603,548           $ 206,685
------------------------------------     =================     =============    =============    ==============     ===============



(a)  INVESTMENT SHARES                           464,804             527,374            3,386            55,270              35,151
       INVESTMENTS AT COST                   $ 6,164,504         $ 6,375,219         $ 47,432         $ 594,851           $ 183,707


See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT V
Statements of Assets and Liabilities
DECEMBER 31, 2006

                                                                 JNL/MCM
                                             JNL/MCM             Enhanced          JNL/MCM          JNL/MCM            JNL/MCM
                                         Consumer Brands       S&P 500 Stock      Financial        Healthcare        International
                                        Sector Portfolio      Index Portfolio   Sector Portfolio Sector Portfolio   Index Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
ASSETS
Investments, at value (a)                       $ 41,022         $ 6,855,217        $ 294,941         $ 422,241         $ 1,217,563
Receivables:
   Dividend receivable                                 -                   -                -                 -                   -
   Investment securities sold                          2              10,441               12                18                  51
   Sub-account units sold                              -                   -                -                 -               1,197
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL ASSETS                                      41,024           6,865,658          294,953           422,259           1,218,811
                                         -----------------     -------------    -------------    --------------     ---------------

LIABILITIES
Payables:
   Investment securities purchased                     -                   -                -                 -               1,197
   Sub-account units redeemed                          -              10,149                -                 -                   -
   Insurance fees due to Jackson National              2                 292               12                18                  51
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL LIABILITIES                                      2              10,441               12                18               1,248
                                         -----------------     -------------    -------------    --------------     ---------------
Net assets (Note 6)                             $ 41,022         $ 6,855,217        $ 294,941         $ 422,241         $ 1,217,563
------------------------------------     =================     =============    =============    ==============     ===============



(a)  INVESTMENT SHARES                             3,271             780,776           18,411            32,732              73,613
       INVESTMENTS AT COST                      $ 38,892         $ 6,251,752        $ 266,569         $ 398,584         $ 1,060,691


                                              JNL/MCM             JNL/MCM          JNL/MCM          JNL/MCM             JNL/MCM
                                               JNL 5         JNL Optimized 5      Oil & Gas      S&P 400 MidCap         S&P 500
                                             Portfolio           Portfolio     Sector Portfolio Index Portfolio     Index Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
ASSETS
Investments, at value (a)                     $ 14,550,586         $ 172,539      $ 1,637,948         $ 841,955         $ 1,583,154
Receivables:
   Dividend receivable                                   -                 -                -                 -                   -
   Investment securities sold                          615                 7               78                36                  66
   Sub-account units sold                           23,842             2,949              937                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL ASSETS                                    14,575,043           175,495        1,638,963           841,991           1,583,220
                                         -----------------     -------------    -------------    --------------     ---------------

LIABILITIES
Payables:
   Investment securities purchased                  23,842             2,949              937                 -                   -
   Sub-account units redeemed                            -                 -                9                 -                   -
   Insurance fees due to Jackson National              615                 7               69                36                  66
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL LIABILITIES                                   24,457             2,956            1,015                36                  66
                                         -----------------     -------------    -------------    --------------     ---------------
Net assets (Note 6)                           $ 14,550,586         $ 172,539      $ 1,637,948         $ 841,955         $ 1,583,154
------------------------------------     =================     =============    =============    ==============     ===============



(a)  INVESTMENT SHARES                           1,016,812            15,991           56,500            56,280             131,273
       INVESTMENTS AT COST                    $ 11,898,519         $ 158,792      $ 1,450,220         $ 789,266         $ 1,418,319

See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT V
Statements of Assets and Liabilities
DECEMBER 31, 2006

                                             JNL/MCM              JNL/MCM          JNL/MCM          JNL/MCM         JNL/Oppenheimer
                                        Select Small-Cap        Small Cap        Technology           VIP            Global Growth
                                            Portfolio         Index Portfolio  Sector Portfolio    Portfolio           Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
ASSETS
Investments, at value (a)                      $ 108,940           $ 687,644        $ 271,950       $ 2,490,751         $ 3,730,028
Receivables:
   Dividend receivable                                 -                   -                -                 -                   -
   Investment securities sold                          4                  29               11               106                 172
   Sub-account units sold                              -                   -            1,475             2,814                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL ASSETS                                     108,944             687,673          273,436         2,493,671           3,730,200
                                         -----------------     -------------    -------------    --------------     ---------------

LIABILITIES
Payables:
   Investment securities purchased                     -                   -            1,475             2,814                   -
   Sub-account units redeemed                          -                   -                -                 -                  15
   Insurance fees due to Jackson National              4                  29               11               106                 157
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL LIABILITIES                                      4                  29            1,486             2,920                 172
                                         -----------------     -------------    -------------    --------------     ---------------
Net assets (Note 6)                            $ 108,940           $ 687,644        $ 271,950       $ 2,490,751         $ 3,730,028
------------------------------------     =================     =============    =============    ==============     ===============



(a)  INVESTMENT SHARES                             4,579              46,494           39,759           183,548             244,592
       INVESTMENTS AT COST                     $ 110,224           $ 635,905        $ 254,230       $ 2,110,710         $ 2,734,242

                                                                JNL/PIMCO           JNL/           JNL/Putnam          JNL/Putnam
                                         JNL/Oppenheimer       Total Return     Putnam Equity        Midcap           Value Equity
                                         Growth Portfolio      Bond Portfolio     Portfolio     Growth Portfolio       Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
ASSETS
Investments, at value (a)                      $ 638,570         $ 8,337,655         $ 81,967       $ 1,698,373           $ 133,148
Receivables:
   Dividend receivable                                 -                   -                -                 -                   -
   Investment securities sold                         27             169,522                4                71                   6
   Sub-account units sold                              -                   -                -                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL ASSETS                                     638,597           8,507,177           81,971         1,698,444             133,154
                                         -----------------     -------------    -------------    --------------     ---------------

LIABILITIES
Payables:
   Investment securities purchased                     -                   -                -                 -                   -
   Sub-account units redeemed                          -             169,162                -                 -                   -
   Insurance fees due to Jackson National             27                 360                4                71                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL LIABILITIES                                     27             169,522                4                71                   -
                                         -----------------     -------------    -------------    --------------     ---------------
Net assets (Note 6)                            $ 638,570         $ 8,337,655         $ 81,967       $ 1,698,373           $ 133,154
------------------------------------     =================     =============    =============    ==============     ===============



(a)  INVESTMENT SHARES                            64,698             715,065            3,606           177,098               6,514
       INVESTMENTS AT COST                     $ 540,454         $ 8,158,168         $ 70,695       $ 1,261,807           $ 120,767

See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT V
Statements of Assets and Liabilities
DECEMBER 31, 2006

                                             JNL/S&P              JNL/S&P          JNL/S&P           JNL/S&P            JNL/S&P
                                             Managed              Managed          Managed           Managed            Managed
                                           Aggressive          Conservative        Growth            Moderate           Moderate
                                        Growth Portfolio         Portfolio         Portfolio         Portfolio     Growth Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
ASSETS
Investments, at value (a)                    $ 9,227,903            $ 92,069     $ 24,044,301         $ 282,811        $ 13,496,628
Receivables:
   Dividend receivable                                 -                   -               -                  -                   -
   Investment securities sold                        456                   4           24,618                 12                572
   Sub-account units sold                              -                   -              146                  -              1,348
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL ASSETS                                   9,228,359              92,073       24,069,065            282,823         13,498,548
                                         -----------------     -------------    -------------    --------------     ---------------

LIABILITIES
Payables:
   Investment securities purchased                     -                   -              146                  -              1,348
   Sub-account units redeemed                         68                   -           23,599                  -                  -
   Insurance fees due to Jackson National            388                   4            1,019                 12                572
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL LIABILITIES                                    456                   4           24,764                 12              1,920
                                         -----------------     -------------    -------------    --------------     ---------------
NET ASSETS (NOTE 6)                          $ 9,227,903            $ 92,069     $ 24,044,301         $ 282,811        $ 13,496,628
------------------------------------     =================     =============    =============    ==============     ===============



(a)  INVESTMENT SHARES                           663,401               8,155        1,765,367            23,766           1,031,852
       INVESTMENTS AT COST                   $ 7,314,446            $ 88,421     $ 20,102,693         $ 271,442        $ 11,604,699


                                             JNL/S&P              JNL/S&P          JNL/S&P          JNL/S&P           JNL/Select
                                           Retirement           Retirement        Retirement       Retirement          Balanced
                                         2015 Portfolio       2020 Portfolio   2025 Portfolio   Income Portfolio       Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
ASSETS
Investments, at value (a)                            $ -           $ 146,452              $ -           $ 5,031         $ 6,541,050
Receivables:
   Dividend receivable                                 -                   -                -                 -                   -
   Investment securities sold                          -                   6                -                 -              29,339
   Sub-account units sold                              -                   -                -                 -              19,942
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL ASSETS                                           -             146,458                -             5,031           6,590,331
                                         -----------------     -------------    -------------    --------------     ---------------

LIABILITIES
Payables:
   Investment securities purchased                     -                   -                -                 -              19,942
   Sub-account units redeemed                          -                   -                -                 -              29,060
   Insurance fees due to Jackson National              -                   6                -                 -                 279
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL LIABILITIES                                      -                   6                -                 -              49,281
                                         -----------------     -------------    -------------    --------------     ---------------
NET ASSETS (NOTE 6)                                  $ -           $ 146,452              $ -           $ 5,031         $ 6,541,050
------------------------------------     =================     =============    =============    ==============     ===============



(a)  INVESTMENT SHARES                                 -              13,158                -               468             377,006
       INVESTMENTS AT COST                           $ -           $ 137,100              $ -           $ 4,943         $ 6,201,636

See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT V
Statements of Assets and Liabilities
DECEMBER 31, 2006


                                           JNL/Select            JNL/Select       JNL/Select       JNL/Select         JNL/T. Rowe
                                             Global              Large Cap       Money Market        Value          Price Establish
                                        Growth Portfolio      Growth Portfolio    Portfolio        Portfolio       Growth Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
ASSETS
Investments, at value (a)                    $ 3,482,353         $ 6,199,922      $ 1,919,333       $ 1,057,422         $ 7,174,707
Receivables:
   Dividend receivable                                 -                   -              446                 -                   -
   Investment securities sold                        146              80,636            3,781             1,232                 302
   Sub-account units sold                          9,327                   -                -                 -              40,185
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL ASSETS                                   3,491,826           6,280,558        1,923,560         1,058,654           7,215,194
                                         -----------------     -------------    -------------    --------------     ---------------

LIABILITIES
Payables:
   Investment securities purchased                 9,327                   -                -                 -              40,185
   Sub-account units redeemed                          -              80,369            3,700             1,188                   -
   Insurance fees due to Jackson National            146                 267               81                44                 302
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL LIABILITIES                                  9,473              80,636            3,781             1,232              40,487
                                         -----------------     -------------    -------------    --------------     ---------------
NET ASSETS (NOTE 6)                          $ 3,482,353         $ 6,199,922      $ 1,919,779       $ 1,057,422         $ 7,174,707
------------------------------------     =================     =============    =============    ==============     ===============



(a)  INVESTMENT SHARES                           156,651             287,299        1,919,333            54,422             328,512
       INVESTMENTS AT COST                   $ 4,214,915         $ 6,074,618      $ 1,919,313         $ 990,399         $ 5,766,828

                                                                                                                      JNL/Western
                                           JNL/T. Rowe          JNL/T. Rowe      JNL/Western      JNL/Western       U.S. Government
                                          Price Mid-Cap         Price Value      High Yield       Strategic            & Quality
                                         Growth Portfolio        Portfolio     Bond Portfolio    Bond Portfolio      Bond Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
ASSETS
Investments, at value (a)                    $ 9,233,749         $ 1,568,120      $ 3,297,447       $ 2,726,405           $ 183,636
Receivables:
   Dividend receivable                                 -                   -                -                 -                   -
   Investment securities sold                        404                  64           32,942             1,248                   8
   Sub-account units sold                              -              40,185               94                 -                   -
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL ASSETS                                   9,234,153           1,608,369        3,330,483         2,727,653             183,644
                                         -----------------     -------------    -------------    --------------     ---------------

LIABILITIES
Payables:
   Investment securities purchased                     -              40,185               94                 -                   -
   Sub-account units redeemed                         13                   -           32,800             1,132                   -
   Insurance fees due to Jackson National            391                  64              142               116                   8
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL LIABILITIES                                    404              40,249           33,036             1,248                   8
                                         -----------------     -------------    -------------    --------------     ---------------
NET ASSETS (NOTE 6)                          $ 9,233,749         $ 1,568,120      $ 3,297,447       $ 2,726,405           $ 183,636
------------------------------------     =================     =============    =============    ==============     ===============



(a)  INVESTMENT SHARES                           317,748             100,392          401,149           235,238              16,066
       INVESTMENTS AT COST                   $ 7,863,915         $ 1,394,065      $ 3,191,647       $ 2,640,331           $ 181,942

See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT V
Statements of Operations
DECEMBER 31, 2006

                                            JNL/AIM               JNL/AIM          JNL/AIM            JNL/                JNL/
                                           Large Cap            Real Estate     Small Cap Growth  Alger Growth    Eagle Core Equity
                                        Growth Portfolio         Portfolio        Portfolio        Portfolio           Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
INVESTMENT INCOME
   Dividends                                        $ 52             $ 4,304              $ -              $ 30               $ 985
                                         -----------------     -------------    -------------    --------------     ---------------

EXPENSES
   Insurance Charges (Note 3)                      3,120               5,176            2,624             2,411              87,179
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL EXPENSES                                     3,120               5,176            2,624             2,411              87,179
                                         -----------------     -------------    -------------    --------------     ---------------
                                         -----------------     -------------    -------------    --------------     ---------------
NET INVESTMENT INCOME (LOSS)                     (3,068)               (872)          (2,624)           (2,381)            (86,194)
                                         -----------------     -------------    -------------    --------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
   Distributions from investment companies             -                 924           11,003                 -                   -
   Investments                                    10,022              14,830           18,233             6,749             127,544
Net change in unrealized appreciation
   (depreciation) on investments                   7,189              84,581          (2,317)              (59)             529,885
                                         -----------------     -------------    -------------    --------------     ---------------
NET REALIZED AND UNREALIZED GAIN                  17,211             100,335           26,919             6,690             657,429
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                              $ 14,143            $ 99,463         $ 24,295           $ 4,309           $ 571,235
------------------------------------     =================     =============    =============    ==============     ===============


(a)  COMMENCEMENT OF OPERATIONS MAY 1, 2006.

                                                                                                  JNL/Franklin       JNL/Franklin
                                               JNL/                 JNL/             JNL/           Templeton          Templeton
                                         Eagle SmallCap         FMR Balanced     FMR Mid-Cap         Income            Small Cap
                                        Equity Portfolio         Portfolio     Equity Portfolio   Portfolio (a)     Value Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
INVESTMENT INCOME
   Dividends                                         $ -             $ 3,652              $ -          $ 17,620             $ 2,002
                                         -----------------     -------------    -------------    --------------     ---------------

EXPENSES
   Insurance Charges (Note 3)                      3,440               5,571            1,023             3,274               3,130
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL EXPENSES                                     3,440               5,571            1,023             3,274               3,130
                                         -----------------     -------------    -------------    --------------     ---------------
                                         -----------------     -------------    -------------    --------------     ---------------
NET INVESTMENT INCOME (LOSS)                     (3,440)             (1,919)          (1,023)            14,346             (1,128)
                                         -----------------     -------------    -------------    --------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
   Distributions from investment companies        28,031               6,831                -                 -                   -
   Investments                                     9,049               6,215              893             4,682               5,848
Net change in unrealized appreciation
   (depreciation) on investments                   (935)             23,801             4,477            18,161              16,933
                                         -----------------     -------------    -------------    --------------     ---------------
NET REALIZED AND UNREALIZED GAIN                  36,145              36,847            5,370            22,843              22,781
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                              $ 32,705            $ 34,928          $ 4,347          $ 37,189            $ 21,653
------------------------------------     =================     =============    =============    ==============     ===============


(a)  COMMENCEMENT OF OPERATIONS MAY 1, 2006

See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT V
Statements of Operations
DECEMBER 31, 2006

                                                                JNL/Goldman
                                           JNL/Goldman          Sachs Short      JNL/JPMorgan    JNL/JPMorgan          JNL/Lazard
                                          Sachs Mid Cap        Duration Bond    International    International     Emerging Markets
                                         Value Portfolio       Portfolio (a)   Equity Portfolio  Value Portfolio     Portfolio (a)
                                         -----------------     -------------    -------------    --------------     ---------------
INVESTMENT INCOME
   Dividends                                     $ 8,683                 $ -         $ 43,709          $ 77,845                 $ -
                                         -----------------     -------------    -------------    --------------     ---------------

EXPENSES
   Insurance Charges (Note 3)                      5,986               4,479           48,586            56,443                 261
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL EXPENSES                                     5,986               4,479           48,586            56,443                 261
                                         -----------------     -------------    -------------    --------------     ---------------
                                         -----------------     -------------    -------------    --------------     ---------------
NET INVESTMENT INCOME (LOSS)                       2,697             (4,479)          (4,877)            21,402               (261)
                                         -----------------     -------------    -------------    --------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies             -                   -                -            53,533                   -
   Investments                                    14,467                 773          229,922           296,187             (5,489)
Net change in unrealized appreciation
   (depreciation) on investments                  35,344              13,443          359,928           589,810               6,767
                                         -----------------     -------------    -------------    --------------     ---------------
NET REALIZED AND UNREALIZED GAIN                  49,811              14,216          589,850           939,530               1,278
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE IN NET ASSETS
   fROM OPERATIONS                              $ 52,508             $ 9,737        $ 584,973         $ 960,932             $ 1,017
------------------------------------     =================     =============    =============    ==============     ===============


(a)  COMMENCEMENT OF OPERATIONS MAY 1, 2006.


                                           JNL/Lazard            JNL/Lazard       JNL/MCM            JNL/MCM            JNL/MCM
                                             Mid Cap             Small Cap           25             Bond Index       Communications
                                         Value Portfolio      Value Portfolio   Portfolio (a)       Portfolio      Sector Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
INVESTMENT INCOME
   Dividends                                   $ 179,312           $ 629,418              $ -          $ 12,089             $ 3,126
                                         -----------------     -------------    -------------    --------------     ---------------

EXPENSES
   Insurance Charges (Note 3)                     99,480             101,408               55            10,080               2,531
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL EXPENSES                                    99,480             101,408               55            10,080               2,531
                                         -----------------     -------------    -------------    --------------     ---------------
                                         -----------------     -------------    -------------    --------------     ---------------
NET INVESTMENT INCOME (LOSS)                      79,832             528,010             (55)             2,009                 595
                                         -----------------     -------------    -------------    --------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies       427,259             516,478                -                 -               2,387
   Investments                                   121,200             213,204                1             1,265              13,075
Net change in unrealized appreciation
   (depreciation) on investments                 143,792           (366,741)              413             3,090              26,270
                                         -----------------     -------------    -------------    --------------     ---------------
NET REALIZED AND UNREALIZED GAIN                 692,251             362,941              414             4,355              41,732
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE IN NET ASSETS
   fROM OPERATIONS                             $ 772,083           $ 890,951            $ 359           $ 6,364            $ 42,327
------------------------------------     =================     =============    =============    ==============     ===============


(a)  COMMENCEMENT OF OPERATIONS MAY 1, 2006

See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT V
Statements of Operations
DECEMBER 31, 2006

                                                                 JNL/MCM
                                            JNL/MCM              Enhanced          JNL/MCM          JNL/MCM            JNL/MCM
                                         Consumer Brands       S&P 500 Stock  Financial Sector  Healthcare Sector    International
                                         Sector Portfolio      Index Portfolio    Portfolio       Portfolio         Index Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
INVESTMENT INCOME
   Dividends                                        $ 79           $ 423,186          $ 2,971           $ 2,351            $ 33,825
                                         -----------------     -------------    -------------    --------------     ---------------

EXPENSES
   Insurance Charges (Note 3)                        410             103,116            3,300             6,230              14,396
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL EXPENSES                                       410             103,116            3,300             6,230              14,396
                                         -----------------     -------------    -------------    --------------     ---------------
                                         -----------------     -------------    -------------    --------------     ---------------
NET INVESTMENT INCOME (LOSS)                        (331)            320,070            (329)           (3,879)              19,429
                                         -----------------     -------------    -------------    --------------     ---------------

REALIZED AND UNREALIZED GAIN
Net realized gain on:
   Distributions from investment companies           526             241,817            1,579             8,884               5,372
   Investments                                       340             134,340           14,751             9,944              28,250
Net change in unrealized appreciation
   on investments                                  2,302             237,114           19,218             2,978             152,853
                                         -----------------     -------------    -------------    --------------     ---------------
NET REALIZED AND UNREALIZED GAIN                   3,168             613,271           35,548            21,806             186,475
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                               $ 2,837           $ 933,341         $ 35,219          $ 17,927           $ 205,904
------------------------------------     =================     =============    =============    ==============     ===============


(a)  COMMENCEMENT OF OPERATIONS MAY 1, 2006.


                                             JNL/MCM               JNL/MCM         JNL/MCM          JNL/MCM             JNL/MCM
                                              JNL 5            JNL Optimized      Oil & Gas      S&P 400 MidCap       S&P 500 Index
                                            Portfolio         5 Portfolio (a)   Sector Portfoio  Index Portfolio        Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
INVESTMENT INCOME
   Dividends                                    $ 41,731               $ 686         $ 17,919          $ 10,868            $ 21,282
                                         -----------------     -------------    -------------    --------------     ---------------

EXPENSES
   Insurance Charges (Note 3)                    213,793                 766           23,691            11,983              21,052
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL EXPENSES                                   213,793                 766           23,691            11,983              21,052
                                         -----------------     -------------    -------------    --------------     ---------------
                                         -----------------     -------------    -------------    --------------     ---------------
NET INVESTMENT INCOME (LOSS)                   (172,062)                (80)          (5,772)           (1,115)                 230
                                         -----------------     -------------    -------------    --------------     ---------------

REALIZED AND UNREALIZED GAIN
Net realized gain on:
   Distributions from investment companies         1,880                   -           61,154            23,044               7,263
   Investments                                   983,784                  68          124,114            22,750              38,721
Net change in unrealized appreciation
   on investments                              1,441,811              13,747           68,616            13,471             125,670
                                         -----------------     -------------    -------------    --------------     ---------------
NET REALIZED AND UNREALIZED GAIN               2,427,475              13,815          253,884            59,265             171,654
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                           $ 2,255,413            $ 13,735        $ 248,112          $ 58,150           $ 171,884
------------------------------------     =================     =============    =============    ==============     ===============


(a)  COMMENCEMENT OF OPERATIONS MAY 1, 2006

See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT V
Statements of Operations
DECEMBER 31, 2006

                                             JNL/MCM              JNL/MCM          JNL/MCM           JNL/MCM        JNL/Oppenheimer
                                        Select Small-Cap    Small Cap Index       Technology           VIP            Global Growth
                                          Portfolio (a)          Portfolio     Sector Portfolio     Portfolio           Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
INVESTMENT INCOME
   Dividends                                         $ -             $ 9,978            $ 194          $ 10,398            $ 17,160
                                         -----------------     -------------    -------------    --------------     ---------------

EXPENSES
   Insurance Charges (Note 3)                        186               8,359            3,931            38,033              54,891
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL EXPENSES                                       186               8,359            3,931            38,033              54,891
                                         -----------------     -------------    -------------    --------------     ---------------
                                         -----------------     -------------    -------------    --------------     ---------------
NET INVESTMENT INCOME (LOSS)                        (186)              1,619          (3,737)          (27,635)            (37,731)
                                         -----------------     -------------    -------------    --------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies             -              32,785              462               201             118,060
   Investments                                       523               8,354            5,990            42,540             325,807
Net change in unrealized appreciation
   (depreciation) on investments                 (1,284)             29,391             7,269           221,896             101,839
                                         -----------------     -------------    -------------    --------------     ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)            (761)             70,530            13,721           264,637             545,706
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                               $ (947)           $ 72,149           $ 9,984         $ 237,002           $ 507,975
------------------------------------     =================     =============    =============    ==============     ===============


(a)  COMMENCEMENT OF OPERATIONS MAY 1, 2006.

                                                                 JNL/PIMCO           JNL/          JNL/Putnam         JNL/Putnam
                                         JNL/Oppenheimer       Total Return     Putnam Equity        Midcap          Value Equity
                                         Growth Portfolio     Bond Portfolio      Portfolio     Growth Portfolio       Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
INVESTMENT INCOME
   Dividends                                         $ -           $ 308,069            $ 314               $ -                $ 36
                                         -----------------     -------------    -------------    --------------     ---------------

EXPENSES
   Insurance Charges (Note 3)                     10,632             135,492            1,639            28,262               1,373
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL EXPENSES                                    10,632             135,492            1,639            28,262               1,373
                                         -----------------     -------------    -------------    --------------     ---------------
                                         -----------------     -------------    -------------    --------------     ---------------
NET INVESTMENT INCOME (LOSS)                    (10,632)            172,577           (1,325)          (28,262)             (1,337)
                                         -----------------     -------------    -------------    --------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies             -               2,201                -                 -                   -
   Investments                                    28,429              74,465            (560)           106,863               4,395
Net change in unrealized appreciation
   (depreciation) on investments                   4,222            (90,507)            7,067           (5,963)               7,957
                                         -----------------     -------------    -------------    --------------     ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)           32,651            (13,841)            6,507           100,900              12,352
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                              $ 22,019           $ 158,736          $ 5,182          $ 72,638            $ 11,015
------------------------------------     =================     =============    =============    ==============     ===============


(a)  COMMENCEMENT OF OPERATIONS MAY 1, 2006

See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT V
Statements of Operations
DECEMBER 31, 2006

                                             JNL/S&P               JNL/S&P         JNL/S&P          JNL/S&P            JNL/S&P
                                             Managed               Managed         Managed          Managed            Managed
                                           Aggressive           Conservative       Growth           Moderate           Moderate
                                        Growth Portfolio          Portfolio       Portfolio         Portfolio      Growth Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
INVESTMENT INCOME
   Dividends                                    $ 56,115             $ 1,596      $ 230,253             $ 4,871           $ 163,987
                                         -----------------     -------------    -------------    --------------     ---------------

EXPENSES
   Insurance Charges (Note 3)                    146,731               1,907        376,216               3,279             211,669
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL EXPENSES                                   146,731               1,907        376,216               3,279             211,669
                                         -----------------     -------------    -------------    --------------     ---------------
                                         -----------------     -------------    -------------    --------------     ---------------
NET INVESTMENT INCOME (LOSS)                     (90,616)              (311)      (145,963)              1,592             (47,682)
                                         -----------------     -------------    -------------    --------------     ---------------

REALIZED AND UNREALIZED GAIN
Net realized gain on:
   Distributions from investment companies       493,092                 402          972,840             2,136             358,141
   Investments                                   542,040               4,517          901,355             8,230             557,091
Net change in unrealized appreciation
    on investments                               274,269               1,830        1,136,587             7,514             510,869
                                         -----------------     -------------    -------------    --------------     ---------------
NET REALIZED AND UNREALIZED GAIN               1,309,401               6,749        3,010,782            17,880           1,426,101
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                           $ 1,218,785             $ 6,438      $ 2,864,819          $ 19,472         $ 1,378,419
------------------------------------     =================     =============    =============    ==============     ===============


(a)  COMMENCEMENT OF OPERATIONS JANUARY 17, 2006.


                                             JNL/S&P             JNL/S&P            JNL/S&P         JNL/S&P            JNL/Select
                                         Retirement 2015      Retirement 2020  Retirement 2025     Retirement          Balanced
                                           Portfolio (a)      Portfolio (a)     Portfolio (a)   Income Portfolio (a)   Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
INVESTMENT INCOME
   Dividends                                         $ -                 $ -              $ -               $ -           $ 165,626
                                         -----------------     -------------    -------------    --------------     ---------------

EXPENSES
   Insurance Charges (Note 3)                          -                 529                -                11              97,488
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL EXPENSES                                         -                 529                -                11              97,488
                                         -----------------     -------------    -------------    --------------     ---------------
                                         -----------------     -------------    -------------    --------------     ---------------
NET INVESTMENT INCOME (LOSS)                           -               (529)                -              (11)              68,138
                                         -----------------     -------------    -------------    --------------     ---------------

REALIZED AND UNREALIZED GAIN
Net realized gain on:
   Distributions from investment companie              -                   -                -                 -              35,893
   Investments                                         -                  23                -                 1               6,414
Net change in unrealized appreciation
    on investments                                     -               9,353                -                88             600,632
                                         -----------------     -------------    -------------    --------------     ---------------
NET REALIZED AND UNREALIZED GAIN                       -               9,376                -                89             642,939
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   $ -             $ 8,847              $ -              $ 78           $ 711,077
------------------------------------     =================     =============    =============    ==============     ===============


(a)  COMMENCEMENT OF OPERATIONS JANUARY 1

See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT V
Statements of Operations
DECEMBER 31, 2006


                                           JNL/Select            JNL/Select       JNL/Select       JNL/Select         JNL/T. Rowe
                                             Global              Large Cap       Money Market         Value       Price Established
                                        Growth Portfolio      Growth Portfolio    Portfolio        Portfolio            Growth
                                         -----------------     -------------    -------------    --------------     ---------------
INVESTMENT INCOME
   Dividends                                    $ 10,708                 $ -        $ 101,887          $ 25,126            $ 29,158
                                         -----------------     -------------    -------------    --------------     ---------------

EXPENSES
   Insurance Charges (Note 3)                     55,696             100,762           35,853            10,991             107,994
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL EXPENSES                                    55,696             100,762           35,853            10,991             107,994
                                         -----------------     -------------    -------------    --------------     ---------------
                                         -----------------     -------------    -------------    --------------     ---------------
NET INVESTMENT INCOME (LOSS)                    (44,988)           (100,762)           66,034            14,135            (78,836)
                                         -----------------     -------------    -------------    --------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies             -                   -                -            29,033              55,699
   Investments                                 (365,014)            (27,351)               79            30,133             199,315
Net change in unrealized appreciation
   (depreciation) on investments                 784,511             305,136             (79)            65,406             592,666
                                         -----------------     -------------    -------------    --------------     ---------------
NET REALIZED AND UNREALIZED GAIN                 419,497             277,785                -           124,572             847,680
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE IN NET ASSETS
   fROM OPERATIONS                             $ 374,509           $ 177,023         $ 66,034         $ 138,707           $ 768,844
------------------------------------     =================     =============    =============    ==============     ===============

                                                                                                                      JNL/Western
                                            JNL/T. Rowe         JNL/T. Rowe      JNL/Western       JNL/Western      U.S. Government
                                           Price Mid-Cap        Price Value      High Yield         Strategic          & Quality
                                         Growth Portfolio        Portfolio      Bond Portfolio   Bond Portfolio     Bond Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
INVESTMENT INCOME
   Dividends                                    $ 76,778            $ 18,019        $ 212,639           $ 2,121                 $ -
                                         -----------------     -------------    -------------    --------------     ---------------

EXPENSES
   Insurance Charges (Note 3)                    149,014              20,137           54,396            42,541               1,600
                                         -----------------     -------------    -------------    --------------     ---------------
TOTAL EXPENSES                                   149,014              20,137           54,396            42,541               1,600
                                         -----------------     -------------    -------------    --------------     ---------------
                                         -----------------     -------------    -------------    --------------     ---------------
NET INVESTMENT INCOME (LOSS)                    (72,236)             (2,118)          158,243          (40,420)             (1,600)
                                         -----------------     -------------    -------------    --------------     ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies       681,208              82,989                -                 -                   -
   Investments                                  468,406               46,726           45,828               425               (454)
Net change in unrealized appreciation
   (depreciation) on investments               (597,734)             101,861           90,998           121,631               4,732
                                         -----------------     -------------    -------------    --------------     ---------------
NET REALIZED AND UNREALIZED GAIN                 551,880             231,576          136,826           122,056               4,278
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE IN NET ASSETS
   fROM OPERATIONS                             $ 479,644           $ 229,458        $ 295,069          $ 81,636             $ 2,678
------------------------------------     =================     =============    =============    ==============     ===============

See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT V
Statements of Changes in Net Assets
DECEMBER 31, 2006


                                            JNL/AIM               JNL/AIM          JNL/AIM            JNL/                JNL/
                                           Large Cap            Real Estate    Small Cap Growth   Alger Growth    Eagle Core Equity
                                        Growth Portfolio         Portfolio        Portfolio        Portfolio           Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                $ (3,068)             $ (872)        $ (2,624)         $ (2,381)          $ (86,194)
   Net realized gain on investments              10,022               15,754           29,236             6,749             127,544
   Net change in unrealized appreciation
      (depreciation) on investments               7,189               84,581          (2,317)              (59)             529,885
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                               14,143               99,463           24,295             4,309             571,235
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                       155                1,435              140               302              19,614
   Surrenders and terminations                  (19,843)            (24,640)          (6,665)          (18,147)           (413,524)
   Transfers between portfolios                  45,296              259,576          (6,787)          (77,957)           (293,972)
   Net annuitization transactions                     -                    -                -                 -               9,045
   Policyholder charges (Note 3)                   (703)               (299)            (166)             (601)            (10,751)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                         24,905             236,072          (13,478)          (96,403)           (689,588)
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS            39,048              335,535           10,817          (92,094)           (118,353)

NET ASSETS BEGINNING OF PERIOD                  190,128              214,785          129,931           267,640           5,785,814
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                      $ 229,176            $ 550,320        $ 140,748         $ 175,546         $ 5,667,461
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005           16,654               18,717           11,271            22,644             529,086

      Units Issued                               10,872               23,308           17,144            10,356              15,952
      Units Redeemed                             (8,633)             (6,334)         (17,588)          (18,634)            (76,565)
                                         -----------------     -------------    -------------    --------------     ---------------

Units Outstanding at December 31, 2006           18,893               35,691           10,827            14,366             468,473
                                         =================     =============    =============    ==============     ===============


(a)  COMMENCEMENT OF OPERATIONS MAY 1, 2006.

                                                                                                 JNL/Franklin       JNL/Franklin
                                              JNL/                  JNL/             JNL/          Templeton          Templeton
                                          Eagle SmallCap        FMR Balanced     FMR Mid-Cap        Income            Small Cap
                                         Equity Portfolio        Portfolio     Equity Portfolio  Portfolio (a)     Value Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                $ (3,440)           $ (1,919)        $ (1,023)          $ 14,346           $ (1,128)
   Net realized gain on investments               37,080              13,046              893             4,682               5,848
   Net change in unrealized appreciation
      (depreciation) on investments                (935)              23,801            4,477            18,161              16,933
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                32,705              34,928            4,347            37,189              21,653
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                         10                 682              151                 -                 556
   Surrenders and terminations                  (11,238)            (25,895)            (813)          (22,955)             (4,226)
   Transfers between portfolios                  177,442             176,757           37,043           680,990              46,353
   Net annuitization transactions                      -                   -                -                 -                   -
   Policyholder charges (Note 3)                   (271)               (694)             (29)             (178)                (59)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                         165,943             150,850           36,352           657,857              42,624
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS            198,648             185,778           40,699           695,046              64,277

NET ASSETS BEGINNING OF PERIOD                   149,111             239,996           36,383                 -             147,404
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                       $ 347,759           $ 425,774         $ 77,082         $ 695,046           $ 211,681
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005            12,973              20,359            3,006                 -              14,303

      Units Issued                                21,431              21,743            4,216            73,447              18,792
      Units Redeemed                             (8,823)             (8,970)          (1,454)           (9,486)            (15,419)
                                         -----------------     -------------    -------------    --------------     ---------------

Units Outstanding at December 31, 2006            25,581              33,132            5,768            63,961              17,676
                                         =================     =============    =============    ==============     ===============


(a)  COMMENCEMENT OF OPERATIONS MAY 1, 2006

See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT V
Statements of Changes in Net Assets
DECEMBER 31, 2006

                                                               JNL/Goldman
                                           JNL/Goldman         Sachs Short      JNL/JPMorgan     JNL/JPMorgan         JNL/Lazard
                                         Sachs Mid Cap         Duration Bond    International    International     Emerging Markets
                                         Value Portfolio       Portfolio (a)    Equity Portfolio Value Portfolio    Portfolio (a)
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                  $ 2,697           $ (4,479)        $ (4,877)          $ 21,402             $ (261)
   Net realized gain (loss) on investments        14,467                 773          229,922           349,720             (5,489)
   Net change in unrealized appreciation
      (depreciation) on investments               35,344              13,443          359,928           589,810               6,767
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                52,508               9,737          584,973           960,932               1,017
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                        556                   -           12,324            11,839                   -
   Surrenders and terminations                  (16,413)            (30,846)        (251,057)         (293,085)                   -
   Transfers between portfolios                  143,297             565,053        (164,239)          871,035               34,365
   Net annuitization transactions                      -                   -                -                 -                   -
   Policyholder charges (Note 3)                   (460)                (65)          (8,016)           (7,930)                   -
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                         126,980             534,142        (410,988)           581,859              34,365
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS            179,488             543,879          173,985         1,542,791              35,382

NET ASSETS BEGINNING OF PERIOD                 $ 353,907                 $ -      $ 2,975,565       $ 3,021,517                 $ -
                                         =================     =============    =============    ==============     ===============

NET ASSETS END OF PERIOD                       $ 533,395           $ 543,879      $ 3,149,550       $ 4,564,308            $ 35,382
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005            33,788                   -          345,500           319,507                   -

      Units Issued                                34,952              56,651           35,899           137,080               6,590
      Units Redeemed                            (23,985)             (3,339)         (78,480)          (85,513)             (3,339)
                                         -----------------     -------------    -------------    --------------     ---------------

Units Outstanding at December 31, 2006            44,755              53,312          302,919           371,074               3,251
                                         =================     =============    =============    ==============     ===============


(a)  COMMENCEMENT OF OPERATIONS MAY 1, 2006.


                                            JNL/Lazard          JNL/Lazard         JNL/MCM          JNL/MCM            JNL/MCM
                                              Mid Cap           Small Cap            25            Bond Index       Communications
                                          Value Portfolio     Value Portfolio   Portfolio (a)      Portfolio       Sector Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                 $ 79,832           $ 528,010           $ (55)           $ 2,009               $ 595
   Net realized gain (loss) on investments       548,459             729,682                1             1,265              15,462
   Net change in unrealized appreciation
      (depreciation) on investments              143,792           (366,741)              413             3,090              26,270
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                               772,083             890,951              359             6,364              42,327
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                     22,820              23,924                -             1,413                 231
   Surrenders and terminations                 (544,220)           (421,458)                -          (22,271)            (21,158)
   Transfers between portfolios                (504,628)           (753,713)           47,486         (190,616)             123,843
   Net annuitization transactions                  (685)             (1,123)                -                 -                   -
   Policyholder charges (Note 3)                (17,562)            (12,642)                -             (606)               (417)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                     (1,044,275)         (1,165,012)           47,486         (212,080)             102,499
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS          (272,192)           (274,061)           47,845         (205,716)             144,826

NET ASSETS BEGINNING OF PERIOD               $ 6,816,636         $ 6,744,936              $ -         $ 809,264            $ 61,859
                                         =================     =============    =============    ==============     ===============

NET ASSETS END OF PERIOD                     $ 6,544,444         $ 6,470,875         $ 47,845         $ 603,548           $ 206,685
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005           340,867             390,408                -            78,584               5,063

      Units Issued                                22,867              27,615            4,566            21,491              17,073
      Units Redeemed                            (73,608)            (92,293)                -          (42,675)             (9,438)
                                         -----------------     -------------    -------------    --------------     ---------------

Units Outstanding at December 31, 2006           290,126             325,730            4,566            57,400              12,698
                                         =================     =============    =============    ==============     ===============


(a)  COMMENCEMENT OF OPERATIONS MAY 1, 2006

See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT V
Statements of Changes in Net Assets
DECEMBER 31, 2006

                                                                  JNL/MCM
                                            JNL/MCM               Enhanced         JNL/MCM          JNL/MCM             JNL/MCM
                                        Consumer Brands        S&P 500 Stock  Financial Sector  Healthcare Sector    International
                                        Sector Portfolio       Index Portfolio    Portfolio         Portfolio       Index Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                  $ (331)           $ 320,070          $ (329)         $ (3,879)            $ 19,429
   Net realized gain on investments                  866             376,157           16,330            18,828              33,622
   Net change in unrealized appreciation
      on investments                               2,302             237,114           19,218             2,978             152,853
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                 2,837             933,341           35,219            17,927             205,904
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                      1,379              22,074            2,757             1,243               7,958
   Surrenders and terminations                     (845)           (565,907)         (32,506)          (38,052)            (86,596)
   Transfers between portfolios                    1,080           (403,896)          178,143          (47,670)             445,194
   Net annuitization transactions                      -              42,227                -                 -                   -
   Policyholder charges (Note 3)                    (30)            (18,450)          (1,000)           (1,375)             (2,650)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           1,584           (923,952)          147,394          (85,854)             363,906
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS              4,421               9,389          182,613          (67,927)             569,810

NET ASSETS BEGINNING OF PERIOD                  $ 36,601         $ 6,845,828        $ 112,328         $ 490,168           $ 647,753
                                         =================     =============    =============    ==============     ===============

NET ASSETS END OF PERIOD                        $ 41,022         $ 6,855,217        $ 294,941         $ 422,241         $ 1,217,563
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005             3,437             840,578            9,619            44,351              49,594

      Units Issued                                 1,787              36,025           26,874            10,350              44,321
      Units Redeemed                             (1,767)           (144,971)         (15,159)          (18,200)            (18,549)
                                         -----------------     -------------    -------------    --------------     ---------------

Units Outstanding at December 31, 2006             3,457             731,632           21,334            36,501              75,366
                                         =================     =============    =============    ==============     ===============


(a)  Commencement of operations May 1, 2006.


                                              JNL/MCM             JNL/MCM          JNL/MCM          JNL/MCM             JNL/MCM
                                               JNL 5           JNL Optimized  Oil & Gas Sector   S&P 400 MidCap      S&P 500 Index
                                            Portfolio         5 Portfolio (a)    Portfolio      Index Portfolio        Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)              $ (172,062)              $ (80)        $ (5,772)         $ (1,115)               $ 230
   Net realized gain on investments              985,664                  68          185,268            45,794              45,984
   Net change in unrealized appreciation
      on investments                           1,441,811              13,747           68,616            13,471             125,670
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                             2,255,413              13,735          248,112            58,150             171,884
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                     88,992                   -            3,876             1,298               1,319
   Surrenders and terminations               (1,190,807)             (3,757)        (143,622)          (69,529)           (156,791)
   Transfers between portfolios              (2,373,140)             162,573          200,284           213,503             232,018
   Net annuitization transactions               (14,811)                   -                -                 -                   -
   Policyholder charges (Note 3)                (38,098)                (12)          (4,601)           (2,411)             (5,277)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                     (3,527,864)             158,804           55,937           142,861              71,269
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS        (1,272,451)             172,539          304,049           201,011             243,153

NET ASSETS BEGINNING OF PERIOD              $ 15,823,037                 $ -      $ 1,333,899         $ 640,944         $ 1,340,001
                                         =================     =============    =============    ==============     ===============

NET ASSETS END OF PERIOD                    $ 14,550,586           $ 172,539      $ 1,637,948         $ 841,955         $ 1,583,154
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005         1,333,067                   -           71,576            51,467             119,403

      Units Issued                               351,750              16,468           43,438            32,993              58,743
      Units Redeemed                           (630,400)               (384)         (41,098)          (21,864)            (53,672)
                                         -----------------     -------------    -------------    --------------     ---------------

Units Outstanding at December 31, 2006         1,054,417              16,084           73,916            62,596             124,474
                                         =================     =============    =============    ==============     ===============


(a)  Commencement of operations May 1, 2006

See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT V
Statements of Changes in Net Assets
DECEMBER 31, 2006

                                             JNL/MCM              JNL/MCM          JNL/MCM          JNL/MCM         JNL/Oppenheimer
                                         Select Small-Cap     Small Cap Index    Technology           VIP            Global Growth
                                           Portfolio (a)         Portfolio     Sector Portfolio    Portfolio           Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                  $ (186)             $ 1,619        $ (3,737)        $ (27,635)          $ (37,731)
   Net realized gain (loss) on investments           523              41,139            6,452            42,741             443,867
   Net change in unrealized appreciation
      (depreciation) on investments              (1,284)              29,391            7,269           221,896             101,839
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 (947)              72,149            9,984           237,002             507,975
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                          -               1,215              192            18,325               4,050
   Surrenders and terminations                     (185)            (34,715)         (42,203)         (149,431)           (249,114)
   Transfers between portfolios                  110,080             280,080           38,642            82,570           (222,983)
   Net annuitization transactions                      -                   -                -                 -             (2,405)
   Policyholder charges (Note 3)                     (8)               (971)          (1,372)           (1,931)             (7,982)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                         109,887             245,609          (4,741)          (50,467)           (478,434)
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS            108,940             317,758            5,243           186,535              29,541

NET ASSETS BEGINNING OF PERIOD                         -             369,886          266,707         2,304,216           3,700,487
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                       $ 108,940           $ 687,644        $ 271,950       $ 2,490,751         $ 3,730,028
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                 -              31,226           26,213           203,523             288,492

      Units Issued                                13,194              26,792           21,014            33,129              52,241
      Units Redeemed                             (2,163)             (7,850)         (22,662)          (37,326)            (88,355)
                                         -----------------     -------------    -------------    --------------     ---------------

Units Outstanding at December 31, 2006            11,031              50,168           24,565           199,326             252,378
                                         =================     =============    =============     =============     ===============


(a)  COMMENCEMENT OF OPERATIONS MAY 1, 2006.

                                                                 JNL/PIMCO           JNL/          JNL/Putnam          JNL/Putnam
                                         JNL/Oppenheimer       Total Return     Putnam Equity        Midcap           Value Equity
                                         Growth Portfolio      Bond Portfolio     Portfolio     Growth Portfolio       Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)               $ (10,632)           $ 172,577        $ (1,325)        $ (28,262)           $ (1,337)
   Net realized gain (loss) on investments        28,429              76,666            (560)           106,863               4,395
   Net change in unrealized appreciation
      (depreciation) on investments                4,222            (90,507)            7,067           (5,963)               7,957
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                22,019             158,736            5,182            72,638              11,015
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                      3,395              19,718                -             4,816                   -
   Surrenders and terminations                  (37,277)           (985,145)            (739)         (157,748)            (30,470)
   Transfers between portfolios                (115,417)           (170,861)         (35,087)         (163,567)              80,263
   Net annuitization transactions                      -            (19,991)                -           (1,080)                   -
   Policyholder charges (Note 3)                 (1,005)            (27,128)             (23)           (4,991)             (1,147)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                       (150,304)         (1,183,407)         (35,849)         (322,570)              48,646
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS          (128,285)         (1,024,671)         (30,667)         (249,932)              59,661

NET ASSETS BEGINNING OF PERIOD                   766,855           9,362,326          112,634         1,948,305              73,493
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                       $ 638,570         $ 8,337,655         $ 81,967       $ 1,698,373           $ 133,154
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005            85,111             684,242            9,379           227,882               6,564

      Units Issued                                 5,653              60,270            3,242            10,541               8,429
      Units Redeemed                            (22,219)           (146,489)          (6,518)          (47,651)             (4,321)
                                         -----------------     -------------    -------------    --------------     ---------------

Units Outstanding at December 31, 2006            68,545             598,023            6,103           190,772              10,672
                                         =================     =============    =============     =============     ===============


(a)  COMMENCEMENT OF OPERATIONS MAY 1, 2006

See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT V
Statements of Changes in Net Assets
DECEMBER 31, 2006

                                             JNL/S&P              JNL/S&P          JNL/S&P          JNL/S&P             JNL/S&P
                                             Managed              Managed          Managed          Managed             Managed
                                            Aggressive         Conservative        Growth           Moderate           Moderate
                                         Growth Portfolio        Portfolio        Portfolio         Portfolio      Growth Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)               $ (90,616)             $ (311)      $ (145,963)           $ 1,592          $ (47,682)
   Net realized gain on investments            1,035,132               4,919        1,874,195            10,366             915,232
   Net change in unrealized appreciation
      on investments                             274,269               1,830        1,136,587             7,514             510,869
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                             1,218,785               6,438        2,864,819            19,472           1,378,419
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                     99,700                   -          119,758                 -               6,352
   Surrenders and terminations                 (686,303)             (2,345)      (2,836,063)          (81,466)         (1,983,024)
   Transfers between portfolios              (1,489,626)              36,624      (2,125,675)           144,823           (383,933)
   Net annuitization transactions                      -                   -            9,306                 -            (19,355)
   Policyholder charges (Note 3)                (27,480)                (49)         (80,365)           (2,131)            (60,705)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                     (2,103,709)              34,230      (4,913,039)            61,226         (2,440,665)
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS          (884,924)              40,668      (2,048,220)            80,698         (1,062,246)

NET ASSETS BEGINNING OF PERIOD                10,112,827              51,401       26,092,521           202,113          14,558,874
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                     $ 9,227,903            $ 92,069     $ 24,044,301         $ 282,811        $ 13,496,628
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005           853,335               4,975        2,242,857            19,048           1,278,942

      Units Issued                                33,045              25,570           55,069            28,267             149,212
      Units Redeemed                           (202,233)            (22,153)        (459,095)          (22,804)           (354,815)
                                         -----------------     -------------    -------------    --------------     ---------------

Units Outstanding at December 31, 2006           684,147               8,392        1,838,831            24,511           1,073,339
                                         =================     =============    =============     =============     ===============


(a)  COMMENCEMENT OF OPERATIONS JANUARY 17, 2006.


                                             JNL/S&P              JNL/S&P          JNL/S&P          JNL/S&P           JNL/Select
                                         Retirement 2015      Retirement 2020  Retirement 2025  Retirement Income      Balanced
                                         Portfolio (a)         Portfolio (a)    Portfolio (a)    Portfolio (a)        Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                      $ -             $ (529)              $ -            $ (11)            $ 68,138
   Net realized gain on investments                    -                  23                -                 1              42,307
   Net change in unrealized appreciations
      on investments                                   -               9,353                -                88             600,632
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     -               8,847                -                78             711,077
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                          -                   -                -                 -              14,783
   Surrenders and terminations                         -                   -                -                 -           (378,638)
   Transfers between portfolios                        -             137,615                -             4,953             225,820
   Net annuitization transactions                      -                   -                -                 -            (23,818)
   Policyholder charges (Note 3)                       -                (10)                -                 -             (9,484)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               -             137,605                -             4,953           (171,337)
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS                  -             146,452                -             5,031             539,740

NET ASSETS BEGINNING OF PERIOD                         -                   -                -                 -           6,001,310
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                             $ -           $ 146,452              $ -           $ 5,031         $ 6,541,050
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005                 -                   -                -                 -             532,284

      Units Issued                                     -              13,349                -               478              73,800
      Units Redeemed                                   -                 (1)                -               (3)            (87,662)
                                         -----------------     -------------    -------------    --------------     ---------------

Units Outstanding at December 31, 2006                 -              13,348                -               475             518,422
                                         =================     =============    =============     =============     ===============


(a)  COMMENCEMENT OF OPERATIONS JANUARY 17, 2006.

See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT V
Statements of Changes in Net Assets
DECEMBER 31, 2006


                                            JNL/Select           JNL/Select     JNL/Select        JNL/Select      JNL/T. Rowe Price
                                              Global             Large Cap       Money Market        Value           Established
                                         Growth Portfolio     Growth Portfolio   Portfolio         Portfolio            Growth
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)               $ (44,988)         $ (100,762)         $ 66,034          $ 14,135          $ (78,836)
   Net realized gain (loss) on investments     (365,014)            (27,351)               79            59,166             255,014
   Net change in unrealized appreciation
      (depreciation) on investments              784,511             305,136             (79)            65,406             592,666
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                               374,509             177,023           66,034           138,707             768,844
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                     11,199              36,840           16,828               728              18,952
   Surrenders and terminations                 (305,052)           (527,768)      (1,561,710)          (59,743)           (456,355)
   Transfers between portfolios                (284,703)           (419,441)        1,175,404           613,822           (399,599)
   Net annuitization transactions                      -                   -         (22,707)                 -             (3,983)
   Policyholder charges (Note 3)                (12,789)            (21,204)         (26,508)           (1,792)            (15,124)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                       (591,345)           (931,573)        (418,693)           553,015           (856,109)
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE  (DECREASE) IN NET ASSETS         (216,836)           (754,550)        (352,659)           691,722            (87,265)

NET ASSETS BEGINNING OF PERIOD                 3,699,189           6,954,472        2,272,438           365,700           7,261,972
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                     $ 3,482,353         $ 6,199,922      $ 1,919,779       $ 1,057,422         $ 7,174,707
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005           599,955           1,191,802          216,991            30,079             635,360

      Units Issued                                78,020              46,510          298,627            73,545              44,621
      Units Redeemed                           (171,441)           (205,061)        (337,653)          (30,600)           (119,261)
                                         -----------------     -------------    -------------    --------------     ---------------

Units Outstanding at December 31, 2006           506,534           1,033,251          177,965            73,024             560,720
                                         =================     =============    =============     =============     ===============


                                                                                                                      JNL/Western
                                            JNL/T. Rowe         JNL/T. Rowe      JNL/Western       JNL/Western      U.S. Government
                                           Price Mid-Cap        Price Value      High Yield         Strategic          & Quality
                                         Growth Portfolio        Portfolio      Bond Portfolio    Bond Portfolio    Bond Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)               $ (72,236)           $ (2,118)        $ 158,243        $ (40,420)           $ (1,600)
   Net realized gain (loss) on investment      1,149,614             129,715           45,828               425               (454)
   Net change in unrealized appreciation
      (depreciation) on investments            (597,734)             101,861           90,998           121,631               4,732
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                               479,644             229,458          295,069            81,636               2,678
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                     22,543                 151           12,720            10,867                   -
   Surrenders and terminations                 (662,331)            (89,496)        (412,743)         (147,359)             (2,894)
   Transfers between portfolios                (672,851)             317,431        (308,879)          (73,307)             102,972
   Net annuitization transactions                  8,869                   -          (4,413)           (2,213)                   -
   Policyholder charges (Note 3)                (20,607)             (1,412)         (15,284)           (3,983)                (67)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FRO
   CONTRACT TRANSACTIONS                     (1,324,377)             226,674        (728,599)         (215,995)             100,011
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE  (DECREASE) IN NET ASSETS         (844,733)             456,132        (433,530)         (134,359)             102,689

NET ASSETS BEGINNING OF PERIOD                10,078,482           1,111,988        3,730,977         2,860,764              80,947
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                     $ 9,233,749         $ 1,568,120      $ 3,297,447       $ 2,726,405           $ 183,636
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2005           731,775              94,194          276,179           202,417               7,761

      Units Issued                                56,244              45,528           20,036            21,506              11,526
      Units Redeemed                           (150,440)            (27,345)         (71,876)          (36,724)             (1,978)
                                         -----------------     -------------    -------------    --------------     ---------------

Units Outstanding at December 31, 2006           637,579             112,377          224,339           187,199              17,309
                                         =================     =============    =============     =============     ===============



See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT V
Statements of Changes in Net Assets
DECEMBER 31, 2005

                                              JNL/AIM            JNL/AIM          JNL/AIM             JNL/            JNL/Alliance
                                             Large Cap          Real Estate   Small Cap Growth   Alger Growth        Capital Growth
                                         Growth Portfolio      Portfolio (a)      Portfolio        Portfolio          Portfolio (b)
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment (loss)                       $ (2,511)           $ (1,450)        $ (1,934)         $ (1,396)          $ (35,526)
   Net realized gain (loss) on investments         5,485                 901            4,678             3,220         (1,440,662)
   Net change in unrealized appreciation
      (depreciation) on investments               10,036              11,240              272             9,374             797,421
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                13,010              10,691            3,016            11,198           (678,767)
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                          -               5,473           10,945            15,869              15,157
   Surrenders and terminations                   (2,744)             (1,577)          (3,261)          (15,592)           (149,427)
   Transfers between portfolios                   52,129             200,264           56,106           226,913         (7,556,510)
   Net annuitization transactions                      -                   -                -                 -                   -
   Policyholder charges (Note 3)                   (102)                (66)            (135)             (834)             (7,520)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          49,283             204,094           63,655           226,356         (7,698,300)
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS             62,293             214,785           66,671           237,554         (8,377,067)

NET ASSETS BEGINNING OF PERIOD                   127,835                   -           63,260            30,086           8,377,067
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                       $ 190,128           $ 214,785        $ 129,931         $ 267,640                 $ -
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004            11,828                   -            5,858             2,816           1,342,688

      Units Issued                                11,545              25,446           21,798            27,816              49,456
      Units Redeemed                             (6,719)             (6,729)         (16,385)           (7,988)         (1,392,144)
                                         -----------------     -------------    -------------    --------------     ---------------

Units Outstanding at December 31, 2005            16,654              18,717           11,271            22,644                   -
                                         =================     =============    =============     =============     ===============


(a)  COMMENCEMENT OF OPERATIONS MAY 2, 2005.
(b)  PERIOD FROM JANUARY 1, 2005 THROUGH APRIL 28, 2005.

                                                                                                                    JNL/Franklin
                                               JNL/                JNL/              JNL/             JNL/            Templeton
                                         Eagle Core Equity    Eagle SmallCap   FMR Balanced      FMR Mid-Cap        Small Cap Value
                                             Portfolio        Equity Portfolio    Portfolio     Equity Portfolio    Portfolio (a)
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment (loss)                      $ (46,238)           $ (2,172)        $ (1,789)         $ (1,238)             $ (665)
   Net realized gain (loss) on investments       126,313               9,336              353            15,994                  14
   Net change in unrealized appreciation
      (depreciation) on investments                1,077             (4,766)           14,485             1,000               2,700
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                81,152               2,398           13,049            15,756               2,049
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                    134,410               4,343                -               125                   -
   Surrenders and terminations                 (853,480)             (5,174)          (1,365)             (622)              15,501
   Transfers between portfolios                (791,489)              22,742          191,592             (172)             146,084
   Net annuitization transactions                      -                   -                -                 -                   -
   Policyholder charges (Note 3)                (37,705)                (21)             (36)              (47)            (16,230)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                     (1,548,264)              21,890          190,191             (716)             145,355
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS        (1,467,112)              24,288          203,240            15,040             147,404

NET ASSETS BEGINNING OF PERIOD                 7,252,926             124,823           36,756            21,343                   -
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                     $ 5,785,814           $ 149,111        $ 239,996          $ 36,383           $ 147,404
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004           675,123              10,968            3,380             1,843                   -

      Units Issued                                31,699               8,654           17,499            14,273              14,375
      Units Redeemed                           (177,736)             (6,649)            (520)          (13,110)                (72)
                                         -----------------     -------------    -------------    --------------     ---------------

Units Outstanding at December 31, 2005           529,086              12,973           20,359             3,006              14,303
                                         =================     =============    =============     =============     ===============


(a)  COMMENCEMENT OF OPERATIONS MAY 2, 2005.
(b)  PERIOD FROM JANUARY 1, 2005 THROUGH APRIL 28, 2005.

See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT V
Statements of Changes in Net Assets
DECEMBER 31, 2005

                                         JNL/Goldman Sachs     JNL/JPMorgan     JNL/JPMorgan      JNL/Lazard          JNL/Lazard
                                           Mid Cap Value       International    International       Mid Cap           Small Cap
                                         Portfolio (a)       Equity Portfolio  Value Portfolio   Value Portfolio    Value Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                $ (1,737)               $ 775       $ (37,995)         $ 523,188           $ 231,990
   Net realized gain on investments                  463             170,031          383,374           791,767             888,384
   Net change in unrealized appreciation
      (depreciation) on investments               11,731              68,922           99,042         (850,580)           (929,209)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                10,457             239,728          444,421           464,375             191,165
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                          -              12,346           29,281            45,376             150,059
   Surrenders and terminations                   (4,081)           (326,337)        (306,776)         (663,972)           (611,230)
   Transfers between portfolios                  347,638           (244,931)        (844,517)         (731,594)         (1,312,559)
   Net annuitization transactions                      -                   -                -                 -                   -
   Policyholder charges (Note 3)                   (107)            (13,018)         (13,573)          (26,124)            (23,537)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                         343,450           (571,940)      (1,135,585)       (1,376,314)         (1,797,267)
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS            353,907           (332,212)        (691,164)         (911,939)         (1,606,102)

NET ASSETS BEGINNING OF PERIOD                         -           3,307,777        3,712,681         7,728,575           8,351,038
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                       $ 353,907         $ 2,975,565      $ 3,021,517       $ 6,816,636         $ 6,744,936
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                 -             418,989          458,318           413,975             498,017

      Units Issued                                36,243              46,198          108,484            66,416              51,464
      Units Redeemed                             (2,455)           (119,687)        (247,295)         (139,524)           (159,073)
                                         -----------------     -------------    -------------    --------------     ---------------

Units Outstanding at December 31, 2005            33,788             345,500          319,507           340,867             390,408
                                         =================     =============    =============     =============     ===============


(a)  COMMENCEMENT OF OPERATIONS MAY 2, 2005.

                                                                                                    JNL/MCM
                                              JNL/MCM             JNL/MCM          JNL/MCM          Enhanced            JNL/MCM
                                             Bond Index        Communications   Consumer Brands   S&P 500 Stock    Financial Sector
                                              Portfolio       Sector Portfolio Sector Portfolio  Index Portfolio       Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                  $ 7,132             $ 4,410          $ (739)         $ 293,902           $ (1,300)
   Net realized gain on investments               11,472              11,330            7,462           837,174              11,314
   Net change in unrealized appreciation
      (depreciation) on investments             (12,951)            (28,881)          (9,626)       (1,067,067)            (10,961)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 5,653            (13,141)          (2,903)            64,009               (947)
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                      5,476                  42                -            38,253                  42
   Surrenders and terminations                 (197,193)            (13,399)         (49,358)         (570,147)            (37,590)
   Transfers between portfolios                  451,403           (208,114)         (46,220)       (4,915,238)           (135,085)
   Net annuitization transactions                      -                   -                -                 -                   -
   Policyholder charges (Note 3)                 (7,608)               (379)          (2,268)                 -             (1,518)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                         252,078           (221,850)         (97,846)       (5,447,132)           (174,151)
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS            257,731           (234,991)        (100,749)       (5,383,123)           (175,098)

NET ASSETS BEGINNING OF PERIOD                   551,533             296,850          137,350        12,228,951             287,426
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                       $ 809,264            $ 61,859         $ 36,601       $ 6,845,828           $ 112,328
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004            53,691              24,040           12,374         1,538,785              25,409

      Units Issued                                53,216               7,751            7,618            63,759              15,172
      Units Redeemed                            (28,323)            (26,728)         (16,555)         (761,966)            (30,962)
                                         -----------------     -------------    -------------    --------------     ---------------

Units Outstanding at December 31, 2005            78,584               5,063            3,437           840,578               9,619
                                         =================     =============    =============     =============     ===============


(a)  COMMENCEMENT OF OPERATIONS MAY 2, 2005

See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT V
Statements of Changes in Net Assets
DECEMBER 31, 2005

                                              JNL/MCM             JNL/MCM          JNL/MCM           JNL/MCM            JNL/MCM
                                         Healthcare Sector     International        JNL 5           Oil & Gas       S&P 400 MidCap
                                             Portfolio        Index Portfolio     Portfolio     Sector Portfolio    Index Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                $ (1,955)             $ 6,255      $ (103,893)          $ 10,399                $ 12
   Net realized gain on investments                6,873              95,002           63,634            85,719              47,339
   Net change in unrealized appreciation
      (depreciation) on investments               16,389            (21,794)        1,185,599            84,687              15,548
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                21,307              79,463        1,145,340           180,805              62,899
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                          -               2,255          182,258             5,724              13,876
   Surrenders and terminations                  (49,982)            (16,500)        (563,493)         (144,690)            (19,800)
   Transfers between portfolios                  286,224             350,062       14,755,237           928,188             353,294
   Net annuitization transactions                      -                   -                -                 -                   -
   Policyholder charges (Note 3)                 (1,771)               (557)          (2,845)           (6,645)               (791)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                         234,471             335,260       14,371,157           782,577             346,579
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS            255,778             414,723       15,516,497           963,382             409,478

NET ASSETS BEGINNING OF PERIOD                   234,390             233,030          306,540           370,517             231,466
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                       $ 490,168           $ 647,753     $ 15,823,037       $ 1,333,899           $ 640,944
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004            22,488              19,910           27,278            26,792              20,496

      Units Issued                                34,792              61,537        1,410,807            89,090              64,117
      Units Redeemed                            (12,929)            (31,853)        (105,018)          (44,306)            (33,146)
                                         -----------------     -------------    -------------    --------------     ---------------

Units Outstanding at December 31, 2005            44,351              49,594        1,333,067            71,576              51,467
                                         =================     =============    =============     =============     ===============


                                              JNL/MCM             JNL/MCM          JNL/MCM          JNL/MCM             JNL/MCM
                                           S&P 500 Index     Small Cap Index     Technology        The Dow SM             VIP
                                             Portfolio           Portfolio     Sector Portfolio10 Portfolio V (a)      Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                  $ (766)               $ 902            $ 565        $ (22,557)          $ (11,839)
   Net realized gain on investments              54,864               28,404            2,021           420,150               3,120
   Net change in unrealized appreciation
      (depreciation) on investments              (3,634)             (5,133)            7,120         (693,419)             144,739
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                               50,464               24,173            9,706         (295,826)             136,020
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                    10,429                3,422                -            14,775              90,675
   Surrenders and terminations                  (39,616)            (16,051)         (37,778)          (82,112)            (47,224)
   Transfers between portfolios                 545,248              115,292          217,617       (4,594,505)           1,871,530
   Net annuitization transactions                     -                    -                -                 -                   -
   Policyholder charges (Note 3)                   (906)               (539)          (1,582)           (4,127)               (765)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROO
   CONTRACT TRANSACTIONS                        515,155              102,124          178,257       (4,665,969)           1,914,216
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS           565,619              126,297          187,963       (4,961,795)           2,050,236

NET ASSETS BEGINNING OF PERIOD                  774,382              243,589           78,744         4,961,795             253,980
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                    $ 1,340,001            $ 369,886        $ 266,707               $ -         $ 2,304,216
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004           70,941               21,105            7,844           450,974              23,769

      Units Issued                               84,079               33,234           25,644            45,624             187,859
      Units Redeemed                            (35,617)            (23,113)          (7,275)         (496,598)             (8,105)
                                         -----------------     -------------    -------------    --------------     ---------------

Units Outstanding at December 31, 2005          119,403               31,226           26,213                 -             203,523
                                         =================     =============    =============     =============     ===============


(a)  PERIOD FROM JANUARY 1, 2005 THROUGH APRIL 28, 2005.

See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT V
Statements of Changes in Net Assets
DECEMBER 31, 2005

                                          JNL/Oppenheimer                         JNL/PIMCO           JNL/             JNL/Putnam
                                           Global Growth      JNL/Oppenheimer   Total Return     Putnam Equity          Midcap
                                             Portfolio        Growth Portfolio  Bond Portfolio      Portfolio      Growth Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)               $ (41,906)          $ (11,012)        $ 199,156             $ 193          $ (32,512)
   Net realized gain on investments              257,117               7,334          256,853               458             142,410
   Net change in unrealized appreciation
      (depreciation) on investments              153,489              46,915        (381,880)             3,663              89,971
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                               368,700              43,237           74,129             4,314             199,869
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                      6,321               3,736           40,814            67,283               8,113
   Surrenders and terminations                 (159,203)            (62,948)      (1,069,166)           (4,821)           (256,467)
   Transfers between portfolios                   68,262           (139,016)        (167,745)            41,284           (363,862)
   Net annuitization transactions                      -                   -                -                 -                   -
   Policyholder charges (Note 3)                 (4,781)             (3,106)         (37,361)             (333)             (9,503)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                        (89,401)           (201,334)      (1,233,458)           103,413           (621,719)
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS            279,299           (158,097)      (1,159,329)           107,727           (421,850)

NET ASSETS BEGINNING OF PERIOD                 3,421,188             924,952       10,521,655             4,907           2,370,155
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                     $ 3,700,487           $ 766,855      $ 9,362,326         $ 112,634         $ 1,948,305
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004           298,522             110,340          774,932               437             306,085

      Units Issued                               101,603              20,412          101,468             9,411              30,392
      Units Redeemed                           (111,633)            (45,641)        (192,158)             (469)           (108,595)
                                         -----------------     -------------    -------------    --------------     ---------------

Units Outstanding at December 31, 2005           288,492              85,111          684,242             9,379             227,882
                                         =================     =============    =============     =============     ===============


                                                                  JNL/S&P          JNL/S&P           JNL/S&P            JNL/S&P
                                            JNL/Putnam            Managed          Managed           Managed            Managed
                                           Value Equity         Aggressive      Conservative         Growth             Moderate
                                             Portfolio       Growth Portfolio   Portfolio (b)       Portfolio         Portfolio (a)
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                   $ (36)          $ (89,798)          $ (314)       $ (132,306)             $ (611)
   Net realized gain on investments                   65             420,644               44         1,564,745                 292
   Net change in unrealized appreciation
      (depreciation) on investments                3,033             312,807            1,818            33,717               3,855
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                 3,062             643,653            1,548         1,466,156               3,536
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                          -              52,704                -           206,750                   -
   Surrenders and terminations                     (432)         (1,270,101)                -       (3,035,217)             (9,358)
   Transfers between portfolios                   45,934         (1,793,748)           49,906       (2,698,893)             208,285
   Net annuitization transactions                      -                   -                -          (41,750)                   -
   Policyholder charges (Note 3)                    (16)            (60,985)             (53)         (126,277)               (350)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FRO
   CONTRACT TRANSACTIONS                          45,486         (3,072,130)           49,853       (5,695,387)             198,577
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS             48,548         (2,428,477)           51,401       (4,229,231)             202,113

NET ASSETS BEGINNING OF PERIOD                    24,945          12,541,304                -        30,321,752                   -
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                        $ 73,493        $ 10,112,827         $ 51,401      $ 26,092,521           $ 202,113
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004             2,301           1,130,611                -         2,757,402                   -

      Units Issued                                 4,304              37,996            4,975            66,520              20,002
      Units Redeemed                                (41)           (315,272)                -         (581,065)               (954)
                                         -----------------     -------------    -------------    --------------     ---------------

Units Outstanding at December 31, 2005             6,564             853,335            4,975         2,242,857              19,048
                                         =================     =============    =============     =============     ===============


(a)  COMMENCEMENT OF OPERATIONS APRIL 14, 2005.
(b)  COMMENCEMENT OF OPERATIONS MAY 6, 2005.

See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT V
Statements of Changes in Net Assets
DECEMBER 31, 2005

                                             JNL/S&P
                                             Managed             JNL/Select       JNL/Select      JNL/Select           JNL/Select
                                             Moderate            Balanced           Global         Large Cap          Money Market
                                         Growth Portfolio        Portfolio    Growth Portfolio  Growth Portfolio       Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                  $ 7,742           $ 128,175       $ (42,957)       $ (125,949)            $ 27,641
   Net realized gain (loss) on investments       285,456             632,456        (621,156)         (403,003)                 475
   Net change in unrealized appreciation
      (depreciation) on investments              376,178           (532,881)          628,834           664,101               (475)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                               669,376             227,750         (35,279)           135,149              27,641
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                    113,575              64,467           20,711           176,243              14,859
   Surrenders and terminations               (1,658,514)           (732,287)        (442,477)       (1,033,164)           (982,246)
   Transfers between portfolios                   57,970             183,661        (577,378)       (2,324,278)             794,387
   Net annuitization transactions                      -                   -                -                 -            (25,976)
   Policyholder charges (Note 3)                (63,752)            (26,271)         (25,714)          (56,175)            (39,283)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                     (1,550,721)           (510,430)      (1,024,858)       (3,237,374)           (238,259)
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS          (881,345)           (282,680)      (1,060,137)       (3,102,225)           (210,618)

NET ASSETS BEGINNING OF PERIOD                15,440,219           6,283,990        4,759,326        10,056,697           2,483,056
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                    $ 14,558,874         $ 6,001,310      $ 3,699,189       $ 6,954,472         $ 2,272,438
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004         1,421,242             577,853          773,878         1,774,894             239,578

      Units Issued                                72,285              96,402           26,243           145,295             390,920
      Units Redeemed                           (214,585)           (141,971)        (200,166)         (728,387)           (413,507)
                                         -----------------     -------------    -------------    --------------     ---------------

Units Outstanding at December 31, 2005         1,278,942             532,284          599,955         1,191,802             216,991
                                         =================     =============    =============     =============     ===============


                                             JNL/Select         JNL/T. Rowe     JNL/T. Rowe        JNL/T. Rowe        JNL/Western
                                                Value        Price Established  Price Mid-Cap      Price Value         High Yield
                                              Portfolio           Growth       Growth Portfolio     Portfolio        Bond Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------
OPERATIONS
   Net investment income (loss)                  $ 6,590          $ (67,023)      $ (128,692)           $ (584)           $ 202,575
   Net realized gain (loss) on investments        27,332             128,448        1,350,328           137,402             167,259
   Net change in unrealized appreciation
      (depreciation) on investments             (11,260)             782,900         (96,107)          (83,060)           (380,071)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                22,662             844,325        1,125,529            53,758            (10,237)
                                         -----------------     -------------    -------------    --------------     ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                        416              26,375          150,484            19,146              12,776
   Surrenders and terminations                 (126,143)           (724,142)        (932,749)         (183,098)           (595,618)
   Transfers between portfolios                  319,565           6,577,474      (1,338,107)         (641,773)           (456,229)
   Net annuitization transactions                      -                   -                -                 -                   -
   Policyholder charges (Note 3)                 (7,796)            (31,221)         (38,354)           (5,904)            (23,219)
                                         -----------------     -------------    -------------    --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                         186,042           5,848,486      (2,158,726)         (811,629)         (1,062,290)
                                         -----------------     -------------    -------------    --------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS            208,704           6,692,811      (1,033,197)         (757,871)         (1,072,527)

NET ASSETS BEGINNING OF PERIOD                   156,996             569,161       11,111,679         1,869,859           4,803,504
                                         -----------------     -------------    -------------    --------------     ---------------

NET ASSETS END OF PERIOD                       $ 365,700         $ 7,261,972     $ 10,078,482       $ 1,111,988         $ 3,730,977
------------------------------------     =================     =============    =============    ==============     ===============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004            13,748              52,008          906,462           165,630             356,209

      Units Issued                                37,069             724,181           93,418            50,371              42,760
      Units Redeemed                            (20,738)           (140,829)        (268,105)         (121,807)           (122,790)
                                         -----------------     -------------    -------------    --------------     ---------------

Units Outstanding at December 31, 2005            30,079             635,360          731,775            94,194             276,179
                                         =================     =============    =============     =============     ===============


See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT V
Statements of Changes in Net Assets
DECEMBER 31, 2005

                                                                JNL/Western
                                           JNL/Western        U.S. Government
                                            Strategic           & Quality
                                          Bond Portfolio       Bond Portfolio
                                         -----------------     -------------
OPERATIONS
   Net investment income                        $ 99,830            $ 2,209
   Net realized gain on investments               54,126               (13)
   Net change in unrealized
      on investments                           (126,619)            (2,060)
                                         -----------------     -------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                27,337                136
                                         -----------------     -------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                      9,278                340
   Surrenders and terminations                 (311,177)           (35,051)
   Transfers between portfolios                  341,089             65,843
   Net annuitization transactions                      -                  -
   Policyholder charges (Note 3)                (10,775)            (1,625)
                                         -----------------     -------------
NET INCREASE IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          28,415             29,507
                                         -----------------     -------------

NET INCREASE IN NET ASSETS                        55,752             29,643

NET ASSETS BEGINNING OF PERIOD                 2,805,012             51,304
                                         -----------------     -------------

NET ASSETS END OF PERIOD                     $ 2,860,764           $ 80,947
------------------------------------     =================     =============



(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004           200,556              4,960

      Units Issued                                55,446             14,420
      Units Redeemed                            (53,585)           (11,619)
                                         -----------------     -------------

Units Outstanding at December 31, 2005           202,417              7,761
                                         =================     =============

See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT V
NOTES TO THE FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

Jackson National Life Insurance Company ("Jackson National") established Jackson National Separate Account V (the "Separate Account") on September 25, 1998. The Separate Account commenced operations on January 2, 2000, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson National and the obligations under the contracts are the obligation of Jackson National. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson National may conduct.

The Separate Account receives and invests, based on the directions of the contract holder, net premiums for individual flexible premium variable annuity contracts issued by Jackson National. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained sixty
(60) Portfolios during 2006, each of which invests in the following series of mutual funds ("Funds"):

------------------------------------------------------------------------------------------------------------------------------------
                            JNL SERIES TRUST                                                         JNL VARIABLE FUND LLC
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM Large Cap Growth Fund                  JNL/PIMCO Total Return Bond Fund               JNL/MCM 25 Fund*
JNL/AIM Real Estate Fund                       JNL/Putnam Equity Fund                         JNL/MCM Communications Sector Fund*
JNL/AIM Small Cap Growth Fund                  JNL/Putnam Midcap Growth Fund                  JNL/MCM Consumer Brands Sector Fund*
JNL/Alger Growth Fund                          JNL/Putnam Value Equity Fund                   JNL/MCM Financial Sector Fund*
JNL/Eagle Core Equity Fund                     JLN/S&P Managed Aggressive Growth Fund         JNL/MCM Healthcare Sector Fund*
JNL/Eagle SmallCap Equity Fund                 JNL/S&P Managed Conservative Fund              JNL/MCM JNL 5 Fund*
JNL/FMR Balanced Fund                          JNL/S&P Managed Growth Fund                    JNL/MCM JNL Optimized 5 Fund*
JNL/FMR Mid-Cap Equity Fund                    JNL/S&P Managed Moderate Fund                  JNL/MCM Oil & Gas Sector Fund*
JNL/Franklin Templeton Income Fund             JNL/S&P Managed Moderate Growth Fund           JNL/Select Small-Cap Fund*
JNL/Franklin Templeton Small Cap Value Fund    JNL/S&P Retirement 2015 Fund                   JNL/MCM Technology Sector Fund*
JNL/Goldman Sachs Mid Cap Value Fund           JNL/S&P Retirement 2020 Fund                   JNL/MCM VIP Fund*
JNL/Goldman Sachs Short Duration Bond Fund     JNL/S&P Retirement 2025 Fund
JNL/JPMorgan International Equity Fund         JNL/S&P Retirement Income Fund
JNL/JPMorgan International Value Fund          JNL/Select Balanced Fund
JNL/Lazard Emerging Markets Fund               JNL/Select Global Growth Fund
JNL/Lazard Mid Cap Value Fund                  JNL/Select Large Cap Growth Fund
JNL/Lazard Small Cap Value Fund                JNL/Select Money Market Fund
JNL/MCM Bond Index Fund*                       JNL/Select Value Fund
JNL/MCM Enhanced S&P 500 Stock Index Fund*     JNL/T. Rowe Price Established Growth Fund
JNL/MCM International Index Fund*              JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/MCM S&P 400 MidCap Index Fund*             JNL/T. Rowe Price Value Fund
JNL/MCM S&P 500 Index Fund*                    JNL/Western High Yield Bond Fund
JNL/MCM Small Cap Index Fund*                  JNL/Western Strategic Bond Fund
JNL/Oppenheimer Global Growth Fund             JNL/Western U.S. Government & Quality Bond Fund
JNL/Oppenheimer Growth Fund


*MCM denotes the sub adviser Mellon Capital Management throughout these financial statements.


NOTE 1 - ORGANIZATION (CONTINUED)

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson National, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

During the year ended December 31, 2006, the following Funds changed names:

------------------------------------------------------- --------------------------------------------------- ---------------------
PRIOR PORTFOLIO NAME                                    CURRENT PORTFOLIO NAME                              EFFECTIVE DATE
------------------------------------------------------- --------------------------------------------------- ---------------------
------------------------------------------------------- --------------------------------------------------- ---------------------
JNL/FMR Capital Growth Fund                             JNL/FMR Mid-Cap Equity Fund                         May 1, 2006
------------------------------------------------------- --------------------------------------------------- ---------------------
------------------------------------------------------- --------------------------------------------------- ---------------------
JNL/Salomon Brothers High Yield Bond Fund               JNL/Western High Yield Bond Fund                    May 1, 2006
------------------------------------------------------- --------------------------------------------------- ---------------------
------------------------------------------------------- --------------------------------------------------- ---------------------
JNL/Salomon Brothers Strategic Bond Fund                JNL/Western Strategic Bond Fund                     May 1, 2006
------------------------------------------------------- --------------------------------------------------- ---------------------
------------------------------------------------------- --------------------------------------------------- ---------------------
JNL/Salomon Brothers US Government & Quality Bond Fund  JNL/Western U.S. Government & Quality Bond Fund     May 1, 2006
------------------------------------------------------- --------------------------------------------------- ---------------------


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

USE OF ESTIMATES

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

     The Separate Account's investments in the corresponding series of mutual funds are stated at the closing net asset values of the respective Funds. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions are reinvested in the respective Fund. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income to the Separate Account on the ex-dividend date.

FEDERAL INCOME TAXES

     The operations of the Separate Account are included in the federal income tax return of Jackson National, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

NEW ACCOUNTING PRONOUNCEMENTS

     In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The changes to current generally accepted accounting principles from the application of this
     Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management is in the process of analyzing the impact of SFAS No. 157. The Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

NOTE 3 - POLICY CHARGES

Charges are deducted from the Separate Account and remitted to Jackson National, to compensate Jackson National for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

CONTRACT CHARGES

     CONTRACT MAINTENANCE CHARGE

     An annual contract maintenance charge of $35 is charged against each contract to reimburse Jackson National for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redeeming units. For the years ended December 31, 2006 and 2005, contract maintenance charges were assessed in the amount of $72,541 and $74,618, respectively.

     TRANSFER FEE CHARGE

     A transfer fee of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year. Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required. This fee will be deducted from contract values remaining in the portfolio(s) from which the transfers were made. If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values. For the years ended December 31, 2006 and 2005, transfer fee charges were assessed in the amount of $150 and $388, respectively.

     SURRENDER OR CONTINGENT DEFERRED SALES CHARGE

     During the first nine contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts.

     The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson National and withheld from the proceeds of the withdrawals. For the years ended December 31, 2006 and 2005, surrender charges were assessed in the amount of $408,212 and $669,204, respectively.

ASSET-BASED CHARGES

     INSURANCE CHARGES

     Jackson National deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse Jackson National for administrative expenses related to the Separate Account and the issuance and maintenance of contracts and is assessed through the unit value calculation.

     Jackson National deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 1.35% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson National is that the insured may receive benefits greater than those anticipated by Jackson National. The expense risk assumed by Jackson National is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.


NOTE 3 - POLICY CHARGES (CONTINUED)

OPTIONAL BENEFIT CHARGES

     Jackson National deducts an additional mortality charge equivalent to an annual rate of 0.15% for the optional enhanced death benefit.

PREMIUM TAXES

     Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 3.5% depending on the state.

NOTE 4 - RELATED PARTY TRANSACTIONS

     For contract enhancement benefits, Jackson National contributed $37,580 and $95,653 to the Separate Account in the form of additional premium to contract owners' accounts for the years ended December 31, 2006 and 2005, respectively. These amounts are included in purchase payments received from contract owners.

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     For the year ended December 31, 2006, purchases and proceeds from sales of investments are as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                        JNL SERIES TRUST
------------------------------------------------------------------------------------------------------------------------------------
                                                           PROCEEDS                                                       PROCEEDS
                                            PURCHASES     FROM SALES                                          PURCHASES  FROM SALES
------------------------------------------------------------------------------------------------------------------------------------
JNL/AIM Large Cap Growth Fund                $  125,465   $ 789,993  JNL/MCM International Index Fund         $ 679,902   $  291,195
JNL/AIM Real Estate Fund                        330,697      94,573  JNL/PIMCO Total Return Bond Fund         1,228,673    2,237,302
JNL/AIM Small Cap Growth Fund                   219,766     224,864  JNL/Putnam Equity Fund                      39,569       76,743
JNL/Alger Growth Fund                           121,866     220,650  JNL/Putnam Midcap Growth Fund               92,933      443,765
JNL/Eagle Core Equity Fund                      194,406     970,188  JNL/Putnam Value Equity Fund                99,941       52,637
JNL/Eagle SmallCap Equity Fund                  303,273     112,738  JLN/S&P Managed Aggressive Growth Fund     966,415    2,667,649
JNL/FMR Balanced Fund                           268,866     113,103  JNL/S&P Managed Conservative Fund          268,880      534,559
JNL/FMR Mid-Cap Equity Fund                      54,647      19,318  JNL/S&P Managed Growth Fund              1,889,429    5,985,591
JNL/Franklin Templeton Income Fund              777,837     105,635  JNL/S&P Managed Moderate Fund              317,085      252,131
JNL/Franklin Templeton Small Cap Value Fund     215,368     173,873  JNL/S&P Managed Moderate Growth Fund     2,293,928    4,424,136
JNL/Goldman Sachs Mid Cap Value Fund            397,081     267,403  JNL/S&P Retirement 2020 Fund               137,617          539
JNL/Goldman Sachs Short Duration Bond Fund      571,400      41,736  JNL/S&P Retirement Income Fund               4,985           43
JNL/JPMorgan International Equity Fund          406,836     822,702  JNL/Select Balanced Fund                 1,061,350    1,128,656
JNL/JPMorgan International Value Fund         1,660,353   1,003,558  JNL/Select Global Growth Fund              537,653    1,173,984
JNL/Lazard Emerging Markets Fund                 61,956      27,852  JNL/Select Large Cap Growth Fund           285,255    1,317,590
JNL/Lazard Mid Cap Value Fund                 1,115,170   1,652,355  JNL/Select Money Market Fund             3,417,551    3,770,248
JNL/Lazard Small Cap Value Fund               1,682,468   1,802,992  JNL/Select Value Fund                    1,028,434      432,251
JNL/MCM Bond Index Fund                         234,778     444,850  JNL/T. Rowe Price Established Growth Fund  627,904    4,507,151
JNL/MCM Enhanced S&P 500 Stock Index Fund       982,096   1,344,160  JNL/T. Rowe Price Mid-Cap Growth Fund    1,570,360    2,286,036

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                    JNL SERIES TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                  PROCEEDS                                                          PROCEEDS
                                    PURCHASES     FROM SALES                                         PURCHASES      FROM SALES
JNL/MCM S&P 400 MidCap Index Fund    $  461,218     $  296,427  JNL/T. Rowe Price Value Fund           $  686,014     $  378,469
JNL/MCM S&P 500 Index Fund              750,369        671,608  JNL/Western High Yield Bond Fund          497,197      1,067,554
JNL/MCM Small Cap Index Fund            387,427        107,414  JNL/Western Strategic Bond Fund           317,046        573,460
JNL/Oppenheimer Global Growth Fund      851,868      1,249,973  JNL/Western U.S. Government               120,750         22,338
JNL/Oppenheimer Growth Fund              51,468        212,405      & Quality Bond Fund
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                   JNL VARIABLE FUND LLC
------------------------------------------------------------------------------------------------------------------------------------
                                                   PROCEEDS                                                         PROCEEDS
                                    PURCHASES     FROM SALES                                         PURCHASES      FROM SALES
JNL/MCM 25 Fund                       $  47,487       $     55  JNL/MCM JNL Optimized 5 Fund           $  163,259      $   4,536
JNL/MCM Communications Sector Fund      251,991        146,511  JNL/MCM Oil & Gas Sector Fund           1,007,471        896,153
JNL/MCM Consumer Brands Sector Fund      21,463         19,683  JNL/Select Small-Cap Fund                 131,528         21,827
JNL/MCM Financial Sector Fund           343,371        194,727  JNL/MCM Technology Sector Fund            226,085        234,102
JNL/MCM Healthcare Sector Fund          126,902        207,751  JNL/MCM VIP Fund                          405,498        483,850
JNL/MCM JNL 5 Fund                    4,518,559      8,216,605
------------------------------------------------------------------------------------------------------------------------------------

JACKSON NATIONAL SEPARATE ACCOUNT V
Notes to Financial Statements (continued)

NOTE 6 - FINANCIAL HIGHLIGHTS

The following is a summary for each period in the five year period ended December 31, 2006 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.



                                             JNL/AIM              JNL/AIM          JNL/AIM           JNL/            JNL/Alliance
                                            Large Cap           Real Estate   Small Cap Growth   Alger Growth       Capital Growth
                                        Growth Portfolio        Portfolio (b)   Portfolio (a)    Portfolio (a)       Portfolio (c)
                                         -----------------     -------------    -------------    --------------     ---------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $12.083280          $15.260230       $12.959670        $12.177350                 n/a
   Total Return *                                  6.10%              34.15%           12.62%             3.25%                 n/a
   Ratio of Expenses **                            1.65%               1.65%            1.65%             1.65%                 n/a

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                 $11.388887          $11.375202       $11.507492        $11.794047          $ 5.441886
   Total Return *                                  5.48%           13.75%***            6.65%            10.47%              -9.14%
   Ratio of Expenses **                            1.65%               1.65%            1.65%             1.65%               1.65%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $10.796825                 n/a       $10.790065        $10.676203          $ 5.989057
   Total Return *                               7.97%***                 n/a         7.90%***          6.76%***               4.57%
   Ratio of Expenses **                            1.65%                 n/a            1.65%             1.65%               1.65%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        n/a                 n/a              n/a               n/a          $ 5.727379
   Total Return *                                    n/a                 n/a              n/a               n/a              22.28%
   Ratio of Expenses **                              n/a                 n/a              n/a               n/a               1.65%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a                 n/a              n/a               n/a          $ 4.683957
   Total Return *                                    n/a                 n/a              n/a               n/a             -32.16%
   Ratio of Expenses **                              n/a                 n/a              n/a               n/a               1.65%

                                                                                                                      JNL/Franklin
                                               JNL/                 JNL/             JNL/             JNL/              Templeton
                                         Eagle Core Equity     Eagle SmallCap    FMR Balanced      FMR Mid-Cap            Income
                                          Portfolio (a)     Equity Portfolio(a) Portfolio (a)   Equity Portfolio (a)  Portfolio (d)
                                         -----------------     -------------    -------------    --------------     ---------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $12.064320          $13.545560       $12.827080        $13.322030         $ 10.858920
   Total Return *                                 10.51%              18.13%            8.98%            10.23%            8.59%***
   Ratio of Expenses **                            1.65%               1.65%            1.65%             1.65%               1.65%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                 $10.916480          $11.467038       $11.770065        $12.085930                 n/a
   Total Return *                                  1.69%               0.85%            8.29%             4.43%                 n/a
   Ratio of Expenses **                            1.65%               1.65%            1.65%             1.65%                 n/a

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $10.735354          $11.370558       $10.868865        $11.573730                 n/a
   Total Return *                               7.35%***           13.71%***         8.69%***         15.74%***                 n/a
   Ratio of Expenses **                            1.65%               1.65%            1.65%             1.65%                 n/a

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        n/a                 n/a              n/a               n/a                 n/a
   Total Return *                                    n/a                 n/a              n/a               n/a                 n/a
   Ratio of Expenses **                              n/a                 n/a              n/a               n/a                 n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a                 n/a              n/a               n/a                 n/a
   Total Return *                                    n/a                 n/a              n/a               n/a                 n/a
   Ratio of Expenses **                              n/a                 n/a              n/a               n/a                 n/a



* TOTAL RETURN FOR PERIOD INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS, INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED.

** ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUNDS ARE EXCLUDED.

*** TOTAL RETURN IS CALCULATED FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD. THE EFFECTIVE DATE IS THE DATE WHEN THE OPTIONAL BENEFIT IN THE VARIABLE ACCOUNT WAS ELECTED BY A CONTRACT OWNER.

(a) COMMENCEMENT OF OPERATIONS APRIL 30, 2004.

(b) COMMENCEMENT OF OPERATIONS MAY 2, 2005.

(c) FOR 2005, THE PERIOD IS FROM JANUARY 1, 2005 THROUGH ACQUISITION APRIL 28, 2005. UNIT VALUES DISCLOSED ARE AS OF APRIL 28, 2005.

(d) COMMENCEMENT OF OPERATIONS MAY 1, 2006

JACKSON NATIONAL SEPARATE ACCOUNT V
Notes to Financial Statements (continued)

NOTE 6 - FINANCIAL HIGHLIGHTS


                                              JNL/AIM             JNL/AIM          JNL/AIM            JNL/           JNL/Alliance
                                          Large Cap Growth     Real Estate     Small Cap Growth   Alger Growth      Capital Growth
                                           Portfolio (a)       Portfolio (b)    Portfolio (a)     Portfolio (a)     Portfolio (c)
                                         -----------------     -------------    -------------    --------------     ---------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $12.131660          $15.462660       $13.011750        $12.226370                 n/a
   Total Return *                                  6.26%              34.35%           12.79%             3.40%                 n/a
   Ratio of Expenses **                            1.50%               1.50%            1.50%             1.50%                 n/a

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                 $11.417322          $11.508875       $11.536478        $11.823823          $ 5.781281
   Total Return *                                  5.64%           15.09%***            6.81%            10.64%              -9.09%
   Ratio of Expenses **                            1.50%               1.50%            1.50%             1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $10.807778                 n/a       $10.800894        $10.687056          $ 6.359489
   Total Return *                               8.08%***                 n/a         8.01%***          6.87%***               4.73%
   Ratio of Expenses **                            1.50%                 n/a            1.50%             1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        n/a                 n/a              n/a               n/a          $ 6.072511
   Total Return *                                    n/a                 n/a              n/a               n/a              22.46%
   Ratio of Expenses **                              n/a                 n/a              n/a               n/a               1.50%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a                 n/a              n/a               n/a          $ 4.958771
   Total Return *                                    n/a                 n/a              n/a               n/a             -32.06%
   Ratio of Expenses **                              n/a                 n/a              n/a               n/a               1.50%

                                                                                                                      JNL/Franklin
                                                JNL/               JNL/             JNL/              JNL/              Templeton
                                         Eagle Core Equity    Eagle SmallCap    FMR Balanced      FMR Mid-Cap            Income
                                           Portfolio (a)   Equity Portfolio (a) Portfolio (a) Equity Portfolio (a)    Portfolio (d)
                                         -----------------     -------------    -------------    --------------     ---------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $12.112610          $13.599620       $12.878390        $13.376270         $ 10.869740
   Total Return *                                 10.68%              18.30%            9.14%            10.39%            8.70%***
   Ratio of Expenses **                            1.50%               1.50%            1.50%             1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                 $10.943801          $11.495593       $11.799483        $12.117102                 n/a
   Total Return *                                  1.84%               1.00%            8.45%             4.59%                 n/a
   Ratio of Expenses **                            1.50%               1.50%            1.50%             1.50%                 n/a

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $10.746132          $11.381992       $10.879745        $11.585821                 n/a
   Total Return *                               7.46%***           13.82%***         8.80%***         15.86%***                 n/a
   Ratio of Expenses **                            1.50%               1.50%            1.50%             1.50%                 n/a

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        n/a                 n/a              n/a               n/a                 n/a
   Total Return *                                    n/a                 n/a              n/a               n/a                 n/a
   Ratio of Expenses **                              n/a                 n/a              n/a               n/a                 n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a                 n/a              n/a               n/a                 n/a
   Total Return *                                    n/a                 n/a              n/a               n/a                 n/a
   Ratio of Expenses **                              n/a                 n/a              n/a               n/a                 n/a


* TOTAL RETURN FOR PERIOD INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS, INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED.

** ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUNDS ARE EXCLUDED.

*** TOTAL RETURN IS CALCULATED FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD. THE EFFECTIVE DATE IS THE DATE WHEN THE OPTIONAL BENEFIT IN THE VARIABLE ACCOUNT WAS ELECTED BY A CONTRACT OWNER.

(a) COMMENCEMENT OF OPERATIONS APRIL 30, 2004.

(b) COMMENCEMENT OF OPERATIONS MAY 2, 2005.

(c) FOR 2005, THE PERIOD IS FROM JANUARY 1, 2005 THROUGH ACQUISITION APRIL 28, 2005. UNIT VALUES DISCLOSED ARE AS OF APRIL 28, 2005.

(d) COMMENCEMENT OF OPERATIONS MAY 1, 2006

JACKSON NATIONAL SEPARATE ACCOUNT V
Notes to Financial Statements (continued)

NOTE 6 - FINANCIAL HIGHLIGHTS


                                            JNL/AIM               JNL/AIM          JNL/AIM            JNL/            JNL/Alliance
                                         Large Cap Growth       Real Estate  Small Cap Growth    Alger Growth        Capital Growth
                                         Portfolio (a)         Portfolio (b)    Portfolio (a)     Portfolio (a)       Portfolio (c)
                                         -----------------     -------------    -------------    --------------     ---------------

PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                       $ 229               $ 550            $ 141             $ 176                 n/a
   Units Outstanding (in thousands)                   19                  36               11                14                 n/a
   Investment Income Ratio *                       0.00%               1.27%            0.00%             0.02%                 n/a

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                       $ 190               $ 215            $ 130             $ 268                 $ -
   Units Outstanding (in thousands)                   17                  19               11                23                   -
   Investment Income Ratio *                       0.04%               0.00%            0.00%             0.24%               0.05%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                       $ 128                 n/a             $ 63              $ 30             $ 8,377
   Units Outstanding (in thousands)                   12                 n/a                6                 3               1,343
   Investment Income Ratio *                       0.00%                 n/a            0.00%             0.02%               0.23%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                         n/a                 n/a              n/a               n/a             $ 9,924
   Units Outstanding (in thousands)                  n/a                 n/a              n/a               n/a               1,666
   Investment Income Ratio *                         n/a                 n/a              n/a               n/a               0.00%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                         n/a                 n/a              n/a               n/a             $ 8,223
   Units Outstanding (in thousands)                  n/a                 n/a              n/a               n/a               1,690
   Investment Income Ratio *                         n/a                 n/a              n/a               n/a               0.00%

                                                                                                                     JNL/Franklin
                                             JNL/                  JNL/              JNL/             JNL/             Templeton
                                         Eagle Core Equity     Eagle SmallCap   FMR Balanced      FMR Mid-Cap            Income
                                           Portfolio (a)    Equity Portfolio (a)Portfolio (a)  Equity Portfolio (a)  Portfolio (d)
                                         -----------------     -------------    -------------    --------------     ---------------

PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                     $ 5,667               $ 348            $ 426              $ 77               $ 695
   Units Outstanding (in thousands)                  468                  26               33                 6                  64
   Investment Income Ratio *                       0.02%               0.00%            1.02%             0.00%               3.92%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                     $ 5,786               $ 149            $ 240              $ 36                 n/a
   Units Outstanding (in thousands)                  529                  13               20                 3                 n/a
   Investment Income Ratio *                       0.80%               0.00%            0.02%             0.11%                 n/a

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                     $ 7,253               $ 125             $ 37              $ 21                 n/a
   Units Outstanding (in thousands)                  675                  11                3                 2                 n/a
   Investment Income Ratio *                       0.69%               0.00%            2.72%             0.00%                 n/a

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                         n/a                 n/a              n/a               n/a                 n/a
   Units Outstanding (in thousands)                  n/a                 n/a              n/a               n/a                 n/a
   Investment Income Ratio *                         n/a                 n/a              n/a               n/a                 n/a

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                         n/a                 n/a              n/a               n/a                 n/a
   Units Outstanding (in thousands)                  n/a                 n/a              n/a               n/a                 n/a
   Investment Income Ratio *                         n/a                 n/a              n/a               n/a                 n/a



* THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY THE AVERAGE NET ASSETS.

(a) COMMENCEMENT OF OPERATIONS APRIL 30, 2004.

(b) COMMENCEMENT OF OPERATIONS MAY 2, 2005.

(c) FOR 2005, THE PERIOD IS FROM JANUARY 1, 2005 THROUGH ACQUISITION APRIL 28, 2005. UNIT VALUES DISCLOSED ARE AS OF APRIL 28, 2005.

(d) COMMENCEMENT OF OPERATIONS MAY 1, 2006

JACKSON NATIONAL SEPARATE ACCOUNT V
Notes to Financial Statements (continued)

NOTE 6 - FINANCIAL HIGHLIGHTS


                                          JNL/Franklin                          JNL/Goldman
                                            Templeton           JNL/Goldman     Sachs Short      JNL/JPMorgan       JNL/JPMorgan
                                         Small Cap Value       Sachs Mid Cap    Duration Bond    International      International
                                         Portfolio (c)      Value Portfolio (c) Portfolio (d)  Equity Portfolio     Value Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                $ 12.109760          $11.678700       $10.197830       $ 10.008800          $12.064910
   Total Return *                                 15.79%              13.84%         1.98%***            20.59%              29.83%
   Ratio of Expenses **                            1.65%               1.65%            1.65%             1.65%               1.65%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                $ 10.458597          $10.258892              n/a        $ 8.300181          $ 9.293131
   Total Return *                               4.59%***            2.59%***              n/a             8.88%              16.63%
   Ratio of Expenses **                            1.65%               1.65%              n/a             1.65%               1.65%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                        n/a                 n/a              n/a        $ 7.623140          $ 7.968014
   Total Return *                                    n/a                 n/a              n/a            14.44%              20.53%
   Ratio of Expenses **                              n/a                 n/a              n/a             1.65%               1.65%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        n/a                 n/a              n/a        $ 6.661496          $ 6.610686
   Total Return *                                    n/a                 n/a              n/a            26.42%              37.15%
   Ratio of Expenses **                              n/a                 n/a              n/a             1.65%               1.65%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a                 n/a              n/a        $ 5.269193          $ 4.820002
   Total Return *                                    n/a                 n/a              n/a           -21.88%             -27.79%
   Ratio of Expenses **                              n/a                 n/a              n/a             1.65%               1.65%



                                  JNL/Janus         JNL/Lazard     JNL/Lazard     JNL/Lazard         JNL/MCM        JNL/MCM
                               Growth & Income   Emerging Market   Mid Cap Value  Small Cap Value      25          Bond Index
                                Portfolio (b)     Portfolio (d)    Portfolio      Portfolio       Portfolio (d)   Portfolio (a)
                              -----------------   -------------    -------------  --------------  -------------   -------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                             n/a        $10.870420       $22.399960      $19.728780    $10.469110      $10.490003
   Total Return *                         n/a          8.70%***           12.69%          14.89%      4.69%***           1.95%
   Ratio of Expenses **                   n/a             1.65%            1.65%           1.65%         1.65%           1.65%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                             n/a               n/a       $19.877278      $17.171673           n/a      $10.289114
   Total Return *                         n/a               n/a            7.03%           2.94%           n/a           0.19%
   Ratio of Expenses **                   n/a               n/a            1.65%           1.65%           n/a           1.65%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                      $ 7.134898               n/a       $18.571356      $16.681061           n/a      $10.270033
   Total Return *                      -1.85%               n/a           22.68%          13.49%           n/a        2.70%***
   Ratio of Expenses **                 1.65%               n/a            1.65%           1.65%           n/a           1.65%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                      $ 7.269092               n/a       $15.138263      $14.697955           n/a             n/a
   Total Return *                      22.64%               n/a           26.78%          36.56%           n/a             n/a
   Ratio of Expenses **                 1.65%               n/a            1.65%           1.65%           n/a             n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                      $ 5.926999               n/a       $11.940386      $10.763177           n/a             n/a
   Total Return *                     -23.01%               n/a          -15.49%         -18.57%           n/a             n/a
   Ratio of Expenses **                 1.65%               n/a            1.65%           1.65%           n/a             n/a


* TOTAL RETURN FOR PERIOD INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS, INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED.

** ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUNDS ARE EXCLUDED.

*** TOTAL RETURN IS CALCULATED FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD. THE EFFECTIVE DATE IS THE DATE WHEN THE OPTIONAL BENEFIT IN THE VARIABLE ACCOUNT WAS ELECTED BY A CONTRACT OWNER.

(a) COMMENCEMENT OF OPERATIONS APRIL 30, 2004.

(b) FOR 2004, THE PERIOD IS FROM JANUARY 1, 2004 THROUGH ACQUISITION APRIL 30, 2004. UNIT VALUES DISCLOSED ARE AS OF APRIL 30, 2004.

(c) COMMENCEMENT OF OPERATIONS MAY 2, 2005.

(d) COMMENCEMENT OF OPERATIONS MAY 1, 2006

JACKSON NATIONAL SEPARATE ACCOUNT V
Notes to Financial Statements (continued)

NOTE 6 - FINANCIAL HIGHLIGHTS



                                          JNL/Franklin                           JNL/Goldman
                                            Templeton          JNL/Goldman       Sachs Short      JNL/JPMorgan      JNL/JPMorgan
                                         Small Cap Value      Sachs Mid Cap     Duration Bond    International      International
                                          Portfolio (c)     Value Portfolio (c) Portfolio (d)   Equity Portfolio    Value Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                $ 11.924660          $11.963068       $10.207970       $ 10.607260          $12.395440
   Total Return *                                 15.96%              16.33%         2.08%***            20.77%              30.02%
   Ratio of Expenses **                            1.50%               1.50%            1.50%             1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                $ 10.283376          $10.283376              n/a        $ 8.783328          $ 9.533455
   Total Return *                               2.83%***            2.83%***              n/a             9.04%              16.81%
   Ratio of Expenses **                            1.50%               1.50%              n/a             1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                        n/a                 n/a              n/a        $ 8.054811          $ 8.161848
   Total Return *                                    n/a                 n/a              n/a            14.61%              20.71%
   Ratio of Expenses **                              n/a                 n/a              n/a             1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        n/a                 n/a              n/a        $ 7.028161          $ 6.761354
   Total Return *                                    n/a                 n/a              n/a            26.61%              37.36%
   Ratio of Expenses **                              n/a                 n/a              n/a             1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a                 n/a              n/a        $ 5.550891          $ 4.922474
   Total Return *                                    n/a                 n/a              n/a           -21.76%             -27.68%
   Ratio of Expenses **                              n/a                 n/a              n/a             1.50%               1.50%



                                           JNL/Janus      JNL/Lazard      JNL/Lazard    JNL/Lazard      JNL/MCM         JNL/MCM
                                         Growth & Income Emerging Markets Mid Cap Value Small Cap Value   25          Bond Index
                                         Portfolio (b)   Portfolio (d)    Portfolio     Portfolio     Portfolio (d)  Portfolio (a)
                                         --------------- ---------------- ------------  ------------- -----------    -------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                      n/a     $10.881280     $22.634460    $19.935490   $10.479500     $10.532000
   Total Return *                                  n/a       8.81%***         12.86%        15.06%     4.80%***          2.11%
   Ratio of Expenses **                            n/a          1.50%          1.50%         1.50%        1.50%          1.50%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                      n/a            n/a     $20.055349    $17.325661       n/a        $10.314831
   Total Return *                                  n/a            n/a          7.19%         3.10%       n/a             0.34%
   Ratio of Expenses **                            n/a            n/a          1.50%         1.50%       n/a             1.50%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                               $ 7.188934            n/a     $18.709717    $16.805472       n/a        $10.280304
   Total Return *                               -1.80%            n/a         22.86%        13.66%       n/a          2.80%***
   Ratio of Expenses **                          1.50%            n/a          1.50%         1.50%       n/a             1.50%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                               $ 7.320523            n/a     $15.228187    $14.785379       n/a               n/a
   Total Return *                               22.83%            n/a         26.97%        36.76%       n/a               n/a
   Ratio of Expenses **                          1.50%            n/a          1.50%         1.50%       n/a               n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                               $ 5.959983            n/a     $11.993309    $10.810966       n/a               n/a
   Total Return *                              -22.90%            n/a        -15.36%       -18.45%       n/a               n/a
   Ratio of Expenses **                          1.50%            n/a          1.50%         1.50%       n/a               n/a


* TOTAL RETURN FOR PERIOD INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS, INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED.

** ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUNDS ARE EXCLUDED.

*** TOTAL RETURN IS CALCULATED FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD. THE EFFECTIVE DATE IS THE DATE WHEN THE OPTIONAL BENEFIT IN THE VARIABLE ACCOUNT WAS ELECTED BY A CONTRACT OWNER.

(a) COMMENCEMENT OF OPERATIONS APRIL 30, 2004.

(b) FOR 2004, THE PERIOD IS FROM JANUARY 1, 2004 THROUGH ACQUISITION APRIL 30, 2004. UNIT VALUES DISCLOSED ARE AS OF APRIL 30, 2004.

(c) COMMENCEMENT OF OPERATIONS MAY 2, 2005.

(d) COMMENCEMENT OF OPERATIONS MAY 1, 2006

JACKSON NATIONAL SEPARATE ACCOUNT V
Notes to Financial Statements (continued)

NOTE 6 - FINANCIAL HIGHLIGHTS



                                          JNL/Franklin                          JNL/Goldman
                                            Templeton          JNL/Goldman      Sachs Short      JNL/JPMorgan       JNL/JPMorgan
                                         Small Cap Value       Sachs Mid Cap    Duration Bond    International      International
                                         Portfolio (c)      Value Portfolio (c) Portfolio (d)   Equity Portfolio    Value Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------

PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                       $ 212               $ 533            $ 544           $ 3,150             $ 4,564
   Units Outstanding (in thousands)                   18                  45               53               303                 371
   Investment Income Ratio *                       0.97%               2.19%            0.00%             1.39%               2.12%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                       $ 147               $ 354              n/a           $ 2,976             $ 3,022
   Units Outstanding (in thousands)                   14                  34              n/a               346                 320
   Investment Income Ratio *                       0.00%               0.00%              n/a             1.57%               0.33%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                         n/a                 n/a              n/a           $ 3,308             $ 3,713
   Units Outstanding (in thousands)                  n/a                 n/a              n/a               419                 458
   Investment Income Ratio *                         n/a                 n/a              n/a             1.15%               0.98%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                         n/a                 n/a              n/a           $ 3,974             $ 2,586
   Units Outstanding (in thousands)                  n/a                 n/a              n/a               576                 385
   Investment Income Ratio *                         n/a                 n/a              n/a             1.68%               2.48%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                         n/a                 n/a              n/a           $ 3,391               $ 992
   Units Outstanding (in thousands)                  n/a                 n/a              n/a               621                 203
   Investment Income Ratio *                         n/a                 n/a              n/a             0.86%               1.66%



                                           JNL/Janus     JNL/Lazard       JNL/Lazard    JNL/Lazard      JNL/MCM      JNL/MCM
                                         Growth & Income Emerging Markets Mid Cap Value Small Cap Value 25           Bond Index
                                         Portfolio (b)   Portfolio (d)    Portfolio     Portfolio      Portfolio (d) Portfolio (a)
                                         --------------  --------------   ------------- -------------  ------------- -------------

PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                       n/a           $ 35        $ 6,544       $ 6,471         $ 48          $ 604
   Units Outstanding (in thousands)                n/a              3            290           326            5             57
   Investment Income Ratio *                       n/a          0.00%          2.79%         9.58%        0.00%          1.90%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                       n/a            n/a        $ 6,817       $ 6,745          n/a          $ 809
   Units Outstanding (in thousands)                n/a            n/a            341           390          n/a             79
   Investment Income Ratio *                       n/a            n/a          8.94%         4.71%          n/a          2.52%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                       $ -            n/a        $ 7,729       $ 8,351          n/a          $ 552
   Units Outstanding (in thousands)                  -            n/a            414           498          n/a             54
   Investment Income Ratio *                     0.38%            n/a          0.14%         0.04%          n/a          0.35%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                   $ 8,817            n/a        $ 6,485       $ 8,409          n/a            n/a
   Units Outstanding (in thousands)              1,207            n/a            427           570          n/a            n/a
   Investment Income Ratio *                     0.53%            n/a          0.21%         0.00%          n/a            n/a

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                   $ 7,934            n/a        $ 6,102       $ 6,291          n/a            n/a
   Units Outstanding (in thousands)              1,333            n/a            510           583          n/a            n/a
   Investment Income Ratio *                     0.00%            n/a          0.28%         0.00%          n/a            n/a


* THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY THE AVERAGE NET ASSETS.

(a) COMMENCEMENT OF OPERATIONS APRIL 30, 2004.

(b) FOR 2004, THE PERIOD IS FROM JANUARY 1, 2004 THROUGH ACQUISITION APRIL 30, 2004. UNIT VALUES DISCLOSED ARE AS OF APRIL 30, 2004.

(c) COMMENCEMENT OF OPERATIONS MAY 2, 2005.

(d) COMMENCEMENT OF OPERATIONS MAY 1, 2006

JACKSON NATIONAL SEPARATE ACCOUNT V
Notes to Financial Statements (continued)

NOTE 6 - FINANCIAL HIGHLIGHTS


                                                                                 JNL/MCM
                                            JNL/MCM             JNL/MCM          Enhanced S&P    JNL/MCM                JNL/MCM
                                         Communications       Consumer Brand     500 Stock     Financial Sector   Healthcare Sector
                                        Sector Portfolio (a) Sector Portfolio (a)IndexPortfolio  Portfolio (a)       Portfolio (a)
                                         -----------------     -------------    -------------    --------------     ---------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $15.019470          $12.059490       $ 9.277016        $12.995930          $11.592210
   Total Return *                                 33.89%              11.65%           14.93%            16.75%               4.53%
   Ratio of Expenses **                            1.65%               1.65%            1.65%             1.65%               1.65%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                 $11.217576          $10.800750       $ 8.071750        $11.131645          $11.089391
   Total Return *                                 -0.56%              -4.00%            2.54%             4.38%               5.85%
   Ratio of Expenses **                            1.65%               1.65%            1.65%             1.65%               1.65%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $11.281311          $11.250867       $ 7.871689        $10.664656          $10.476051
   Total Return *                              12.81%***               8.28%            9.45%          6.65%***               1.77%
   Ratio of Expenses **                            1.65%               1.65%            1.65%             1.65%               1.65%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        $ -          $10.390841       $ 7.192150               $ -          $10.294255
   Total Return *                                  0.00%            3.91%***           26.98%             0.00%            2.94%***
   Ratio of Expenses **                            1.65%               1.65%            1.65%             1.65%               1.65%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a                 n/a       $ 5.664195               n/a                 n/a
   Total Return *                                    n/a                 n/a          -26.17%               n/a                 n/a
   Ratio of Expenses **                              n/a                 n/a            1.65%               n/a                 n/a


                                             JNL/MCM              JNL/MCM          JNL/MCM          JNL/MCM              JNL/MCM
                                           International           JNL 5        JNL Optimized    Oil & Gas Sector   S&P 400 MidCap
                                        Index Portfolio (b)    Portfolio (c)    5 Portfolio (d)   Portfolio (a)  Index Portfolio (b)
                                         -----------------     -------------    -------------    --------------     ---------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $16.102640          $12.659790       $10.716110        $22.062300          $13.411620
   Total Return *                                 23.53%              16.88%         7.16%***            18.82%               7.90%
   Ratio of Expenses **                            1.65%               1.65%            1.65%             1.65%               1.65%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                 $13.035470          $10.831563              n/a        $18.567839          $12.429928
   Total Return *                                 11.46%            8.32%***              n/a            34.56%              10.15%
   Ratio of Expenses **                            1.65%               1.65%              n/a             1.65%               1.65%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $11.695067                 $ -              n/a        $13.799373          $11.284159
   Total Return *                              16.95%***               0.00%              n/a            31.15%           12.84%***
   Ratio of Expenses **                            1.65%               1.65%              n/a             1.65%               1.65%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        n/a                 n/a              n/a        $10.521791                 n/a
   Total Return *                                    n/a                 n/a              n/a          5.22%***                 n/a
   Ratio of Expenses **                              n/a                 n/a              n/a             1.65%                 n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a                 n/a              n/a               n/a                 n/a
   Total Return *                                    n/a                 n/a              n/a               n/a                 n/a
   Ratio of Expenses **                              n/a                 n/a              n/a               n/a                 n/a



* TOTAL RETURN FOR PERIOD INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS, INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED.

** ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUNDS ARE EXCLUDED.

*** TOTAL RETURN IS CALCULATED FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD. THE EFFECTIVE DATE IS THE DATE WHEN THE OPTIONAL BENEFIT IN THE VARIABLE ACCOUNT WAS ELECTED BY A CONTRACT OWNER.

(a) COMMENCEMENT OF OPERATIONS DECEMBER 15, 2003.

(b) COMMENCEMENT OF OPERATIONS APRIL 30, 2004.

(c) INCEPTION DATE OCTOBER 1, 2004.

(d) COMMENCEMENT OF OPERATIONS MAY 1, 2006

JACKSON NATIONAL SEPARATE ACCOUNT V
Notes to Financial Statements (continued)

NOTE 6 - FINANCIAL HIGHLIGHTS


                                                                                 JNL/MCM
                                            JNL/MCM               JNL/MCM       Enhanced S&P       JNL/MCM             JNL/MCM
                                         Communications      Consumer Brands    500 Stock      Financial Sector   Healthcare Sector
                                       Sector Portfolio (a)Sector Portfolio (a) Index Portfolio  Portfolio (a)      Portfolio (a)
                                         -----------------     -------------    -------------    --------------     ---------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $16.514440          $11.865550       $ 9.417290        $13.981560          $11.560420
   Total Return *                                 34.09%              11.75%           15.10%            16.92%               4.69%
   Ratio of Expenses **                            1.50%               1.50%            1.50%             1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                 $12.315520          $10.617598       $ 8.181557        $11.957968          $11.042456
   Total Return *                                 -0.54%              -3.86%            2.69%             4.54%               6.01%
   Ratio of Expenses **                            1.50%               1.50%            1.50%             1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $12.382085          $11.043551       $ 7.966852        $11.439192          $10.416107
   Total Return *                                 15.92%               8.45%            9.61%            11.80%               1.92%
   Ratio of Expenses **                            1.50%               1.50%            1.50%             1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                 $10.681844          $10.183474       $ 7.268191        $10.232242          $10.220023
   Total Return *                               6.82%***            1.83%***           27.17%          2.32%***            2.20%***
   Ratio of Expenses **                            1.50%               1.50%            1.50%             1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a                 n/a       $ 5.715498               n/a                 n/a
   Total Return *                                    n/a                 n/a          -26.06%               n/a                 n/a
   Ratio of Expenses **                              n/a                 n/a            1.50%               n/a                 n/a


                                             JNL/MCM              JNL/MCM          JNL/MCM          JNL/MCM            JNL/MCM
                                          International            JNL 5        JNL Optimized   Oil & Gas Sector    S&P 400 MidCap
                                       Index Portfolio (b)     Portfolio (c)    5 Portfolio (d)   Portfolio (a)  Index Portfolio (b)
                                         -----------------     -------------    -------------    --------------     ---------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $16.167130          $14.338990       $10.728150        $22.195450          $13.465340
   Total Return *                                 23.71%              17.05%         7.28%***            19.00%               8.06%
   Ratio of Expenses **                            1.50%               1.50%            1.50%             1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                 $13.068102          $12.249926              n/a        $18.651966          $12.461062
   Total Return *                                 11.63%               9.01%              n/a            34.76%              10.32%
   Ratio of Expenses **                            1.50%               1.50%              n/a             1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $11.706824          $11.237832              n/a        $13.841174          $11.295507
   Total Return *                              17.07%***           12.38%***              n/a            31.35%           12.96%***
   Ratio of Expenses **                            1.50%               1.50%              n/a             1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        n/a                 n/a              n/a        $10.537783                 n/a
   Total Return *                                    n/a                 n/a              n/a          5.38%***                 n/a
   Ratio of Expenses **                              n/a                 n/a              n/a             1.50%                 n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a                 n/a              n/a               n/a                 n/a
   Total Return *                                    n/a                 n/a              n/a               n/a                 n/a
   Ratio of Expenses **                              n/a                 n/a              n/a               n/a                 n/a



* TOTAL RETURN FOR PERIOD INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS, INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED.

** ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUNDS ARE EXCLUDED.

*** TOTAL RETURN IS CALCULATED FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD. THE EFFECTIVE DATE IS THE DATE WHEN THE OPTIONAL BENEFIT IN THE VARIABLE ACCOUNT WAS ELECTED BY A CONTRACT OWNER.

(a) COMMENCEMENT OF OPERATIONS DECEMBER 15, 2003.

(b) COMMENCEMENT OF OPERATIONS APRIL 30, 2004.

(c) INCEPTION DATE OCTOBER 1, 2004.

(d) COMMENCEMENT OF OPERATIONS MAY 1, 2006

JACKSON NATIONAL SEPARATE ACCOUNT V
Notes to Financial Statements (continued)

NOTE 6 - FINANCIAL HIGHLIGHTS


                                                                                 JNL/MCM
                                             JNL/MCM             JNL/MCM         Enhanced          JNL/MCM              JNL/MCM
                                        Communications         Consumer Brand    S&P 500 Stock  Financial Sector  Healthcare Sector
                                      Sector Portfolio (a)  Sector Portfolio (a) IndexPortfolio  Portfolio (a)      Portfolio (a)
                                         -----------------     -------------    -------------    --------------     ---------------

PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                       $ 207                $ 41          $ 6,855             $ 295               $ 422
   Units Outstanding (in thousands)                   13                   3              732                21                  37
   Investment Income Ratio *                       1.85%               0.56%            6.35%             1.37%               0.58%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                        $ 62                $ 37          $ 6,846             $ 112               $ 490
   Units Outstanding (in thousands)                    5                   3              841                10                  44
   Investment Income Ratio *                       4.62%               0.68%            5.11%             0.87%               0.92%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                       $ 297               $ 137         $ 12,229             $ 287               $ 234
   Units Outstanding (in thousands)                   24                  12            1,539                25                  22
   Investment Income Ratio *                       0.02%               0.00%            0.32%             0.14%               0.00%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                         $ -                 $ 1         $ 12,788               $ 1                 $ 1
   Units Outstanding (in thousands)                    -                   -            1,763                 -                   -
   Investment Income Ratio *                       0.00%               0.00%            0.35%             0.00%               0.00%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                         n/a                 n/a         $ 11,226               n/a                 n/a
   Units Outstanding (in thousands)                  n/a                 n/a            1,968               n/a                 n/a
   Investment Income Ratio *                         n/a                 n/a            0.04%               n/a                 n/a


                                             JNL/MCM              JNL/MCM        JNL/MCM           JNL/MCM             JNL/MCM
                                        International              JNL 5       JNL Optimized    Oil & Gas Sector    S&P 400 MidCap
                                      Index Portfolio (b)      Portfolio (c)  5 Portfolio (d)    Portfolio (a)   Index Portfolio (b)
                                         -----------------     -------------    -------------    --------------     ---------------

PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                     $ 1,218            $ 14,551            $ 173           $ 1,638               $ 842
   Units Outstanding (in thousands)                   75               1,054               16                74                  63
   Investment Income Ratio *                       3.57%               0.30%            0.81%             1.16%               1.39%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                       $ 648            $ 15,823              n/a           $ 1,334               $ 641
   Units Outstanding (in thousands)                   50               1,333              n/a                72                  51
   Investment Income Ratio *                       2.61%               0.05%              n/a             2.67%               1.53%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                       $ 233               $ 307              n/a             $ 371               $ 231
   Units Outstanding (in thousands)                   20                  27              n/a                27                  20
   Investment Income Ratio *                       0.16%               0.36%              n/a             0.00%               0.01%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                         n/a                 n/a              n/a               $ 1                 n/a
   Units Outstanding (in thousands)                  n/a                 n/a              n/a                 -                 n/a
   Investment Income Ratio *                         n/a                 n/a              n/a             0.00%                 n/a

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                         n/a                 n/a              n/a               n/a                 n/a
   Units Outstanding (in thousands)                  n/a                 n/a              n/a               n/a                 n/a
   Investment Income Ratio *                         n/a                 n/a              n/a               n/a                 n/a


* THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY THE AVERAGE NET ASSETS.

(a) COMMENCEMENT OF OPERATIONS DECEMBER 15, 2003.

(b) COMMENCEMENT OF OPERATIONS APRIL 30, 2004.

(c) INCEPTION DATE OCTOBER 1, 2004.

(d) COMMENCEMENT OF OPERATIONS MAY 1, 2006

JACKSON NATIONAL SEPARATE ACCOUNT V
Notes to Financial Statements (continued)

NOTE 6 - FINANCIAL HIGHLIGHTS


                                             JNL/MCM              JNL/MCM          JNL/MCM          JNL/MCM             JNL/MCM
                                          S&P 500 Index      Select Small-Cap  Small Cap Index  Technology Sector     The Dow SM
                                          Portfolio (b)       Portfolio (f)      Portfolio (b)   Portfolio (a)    10 Portfolio V (e)
                                         -----------------     -------------    -------------    --------------     ---------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $12.677050          $ 9.866306       $13.664480        $11.423350                 n/a
   Total Return *                                 13.20%           -1.34%***           15.57%             7.57%                 n/a
   Ratio of Expenses **                            1.65%               1.65%            1.65%             1.65%                 n/a

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                 $11.199097                 n/a       $11.823637        $ 10.61936          $10.054859
   Total Return *                                  2.67%                 n/a            2.52%          6.19%***              -6.32%
   Ratio of Expenses **                            1.65%                 n/a            1.65%             1.65%               1.65%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $10.907719                 n/a       $11.532903               $ -          $10.733729
   Total Return *                               9.08%***                 n/a        15.33%***             0.00%               1.23%
   Ratio of Expenses **                            1.65%                 n/a            1.65%             1.65%               1.65%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        n/a                 n/a              n/a               $ -          $10.603641
   Total Return *                                    n/a                 n/a              n/a             0.00%              23.67%
   Ratio of Expenses **                              n/a                 n/a              n/a             1.65%               1.65%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a                 n/a              n/a               n/a          $ 8.574203
   Total Return *                                    n/a                 n/a              n/a               n/a             -11.45%
   Ratio of Expenses **                              n/a                 n/a              n/a               n/a               1.65%


                                           JNL/MCM    JNL/Oppenheimer                 JNL/PIMCO      JNL/PPM America  JNL/
                                             VIP      Global Growth  JNL/Oppenheimer  Total Return   High Yield       Putnam Equity
                                        Portfolio (c) Portfolio     Growth Portfolio  Bond Portfolio Bond Portfolio(d)Portfolio (b)
                                        ------------- ------------- ----------------- -------------- ----------------- ------------

IGHEST EXPENSE RATIO

ERIOD ENDED DECEMBER 31, 2006

  Unit Value                               $12.103220     $14.427760     $ 9.677563    $13.766210            n/a     $13.413970
  Total Return *                               10.33%         15.05%          3.18%         1.78%            n/a         11.89%
  Ratio of Expenses **                          1.65%          1.65%          1.65%         1.65%            n/a          1.65%

ERIOD ENDED DECEMBER 31, 2005

  Unit Value                               $10.969567     $12.540231     $ 9.379605    $13.524868            n/a     $11.988582
  Total Return *                             9.70%***         11.88%          7.38%         0.64%            n/a          6.97%
  Ratio of Expenses **                          1.65%          1.65%          1.65%         1.65%            n/a          1.65%

ERIOD ENDED DECEMBER 31, 2004

  Unit Value                                      $ -     $11.208220     $ 8.734952    $13.438808     $10.295239     $11.207245
  Total Return *                                0.00%         16.00%          2.52%         2.74%       2.95%***      12.07%***
  Ratio of Expenses **                          1.65%          1.65%          1.65%         1.65%          1.65%          1.65%

ERIOD ENDED DECEMBER 31, 2003

  Unit Value                                      n/a     $ 9.662009     $ 8.520117    $13.080509            n/a            n/a
  Total Return *                                  n/a         38.26%         15.85%         3.07%            n/a            n/a
  Ratio of Expenses **                            n/a          1.65%          1.65%         1.65%            n/a            n/a

ERIOD ENDED DECEMBER 31, 2002

  Unit Value                                      n/a     $ 6.988524     $ 7.354218    $12.691273            n/a            n/a
  Total Return *                                  n/a        -23.60%        -26.51%         7.06%            n/a            n/a
  Ratio of Expenses **                            n/a          1.65%          1.65%         1.65%            n/a            n/a



* TOTAL RETURN FOR PERIOD INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS, INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED.

** ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUNDS ARE EXCLUDED.

*** TOTAL RETURN IS CALCULATED FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD. THE EFFECTIVE DATE IS THE DATE WHEN THE OPTIONAL BENEFIT IN THE VARIABLE ACCOUNT WAS ELECTED BY A CONTRACT OWNER.

(a) COMMENCEMENT OF OPERATIONS DECEMBER 15, 2003.

(b) COMMENCEMENT OF OPERATIONS APRIL 30, 2004.

(c) COMMENCEMENT OF OPERATIONS OCTOBER 1, 2004.

(d) PERIOD FROM MAY 1, 2004 THROUGH ACQUISITION OCTOBER 1, 2004. UNIT VALUES DISCLOSED ARE AS OF OCTOBER 1, 2004.

(e) FOR 2005, THE PERIOD IS FROM JANUARY 1, 2005 THROUGH ACQUISITION APRIL 18, 2005. UNIT VALUES DISCLOSED ARE AS OF APRIL 28, 2005.

(f) COMMENCEMENT OF OPERATIONS MAY 1, 2006.

JACKSON NATIONAL SEPARATE ACCOUNT V
Notes to Financial Statements (continued)

NOTE 6 - FINANCIAL HIGHLIGHTS


                                            JNL/MCM               JNL/MCM          JNL/MCM          JNL/MCM             JNL/MCM
                                         S&P 500 Index       Select Small-Cap   Small Cap Index Technology Sector    The Dow SM
                                         Portfolio (b)        Portfolio (f)      Portfolio (b)    Portfolio (a)   10Portfolio V (e)
                                         -----------------     -------------    -------------    --------------     ---------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $12.727770          $ 9.876095       $13.719270        $10.913070                 n/a
   Total Return *                                 13.37%           -1.24%***           15.74%             7.73%                 n/a
   Ratio of Expenses **                            1.50%               1.50%            1.50%             1.50%                 n/a

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                 $11.227093                 n/a       $11.853301        $10.129771          $10.452569
   Total Return *                                  2.83%                 n/a            2.67%             0.91%              -6.28%
   Ratio of Expenses **                            1.50%                 n/a            1.50%             1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $10.918628                 n/a       $11.544531        $10.038518          $11.152884
   Total Return *                               9.19%***                 n/a        15.45%***            -0.37%            1.38%***
   Ratio of Expenses **                            1.50%                 n/a            1.50%             1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        n/a                 n/a              n/a        $10.075481                 n/a
   Total Return *                                    n/a                 n/a              n/a          0.75%***                 n/a
   Ratio of Expenses **                              n/a                 n/a              n/a             1.50%                 n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a                 n/a              n/a               n/a                 n/a
   Total Return *                                    n/a                 n/a              n/a               n/a                 n/a
   Ratio of Expenses **                              n/a                 n/a              n/a               n/a                 n/a


                                           JNL/MCM     JNL/Oppenheimer                 JNL/PIMCO      JNL/PPM America  JNL/
                                             VIP       Global Growth  JNL/Oppenheimer  Total Return   High Yield       Putnam Equity
                                         Portfolio (c) Portfolio      Growth Portfolio Bond Portfolio Bond Portfolio(d)Portfolio (b)
                                         ------------ ------------- ----------------- -------------- ----------------- ------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                              $12.768970     $14.914590     $ 9.215220    $14.010170            n/a     $13.467480
   Total Return *                              10.50%         15.22%          3.33%         1.94%            n/a         12.06%
   Ratio of Expenses **                         1.50%          1.50%          1.50%         1.50%            n/a          1.50%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                              $11.555659     $12.943985     $ 8.918154    $13.743983            n/a     $12.018418
   Total Return *                               8.15%         12.05%          7.54%         0.79%            n/a          7.13%
   Ratio of Expenses **                         1.50%          1.50%          1.50%         1.50%            n/a          1.50%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                              $10.685162     $11.551795     $ 8.292806    $13.636114     $10.301735     $11.218479
   Total Return *                            6.85%***         16.18%          2.68%         2.89%       3.02%***      12.18%***
   Ratio of Expenses **                         1.50%          1.50%          1.50%         1.50%          1.50%          1.50%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                     n/a     $ 9.943273     $ 8.076734    $13.252666            n/a            n/a
   Total Return *                                 n/a         38.46%         16.03%         3.22%            n/a            n/a
   Ratio of Expenses **                           n/a          1.50%          1.50%         1.50%            n/a            n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                     n/a     $ 7.181188     $ 6.961057    $12.839028            n/a            n/a
   Total Return *                                 n/a        -23.49%        -26.40%         7.23%            n/a            n/a
   Ratio of Expenses **                           n/a          1.50%          1.50%         1.50%            n/a            n/a



* TOTAL RETURN FOR PERIOD INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS, INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED.

** ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUNDS ARE EXCLUDED.

*** TOTAL RETURN IS CALCULATED FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD. THE EFFECTIVE DATE IS THE DATE WHEN THE OPTIONAL BENEFIT IN THE VARIABLE ACCOUNT WAS ELECTED BY A CONTRACT OWNER.

(a) COMMENCEMENT OF OPERATIONS DECEMBER 15, 2003.

(b) COMMENCEMENT OF OPERATIONS APRIL 30, 2004.

(c) COMMENCEMENT OF OPERATIONS OCTOBER 1, 2004.

(d) PERIOD FROM MAY 1, 2004 THROUGH ACQUISITION OCTOBER 1, 2004. UNIT VALUES DISCLOSED ARE AS OF OCTOBER 1, 2004.

(e) FOR 2005, THE PERIOD IS FROM JANUARY 1, 2005 THROUGH ACQUISITION APRIL 18, 2005. UNIT VALUES DISCLOSED ARE AS OF APRIL 28, 2005.

(f) COMMENCEMENT OF OPERATIONS MAY 1, 2006.

JACKSON NATIONAL SEPARATE ACCOUNT V
Notes to Financial Statements (continued)

NOTE 6 - FINANCIAL HIGHLIGHTS



                                            JNL/MCM               JNL/MCM          JNL/MCM          JNL/MCM             JNL/MCM
                                         S&P 500 Index       Select Small-Cap   Small Cap Index Technology Sector    The Dow SM
                                         Portfolio (b)        Portfolio (f)      Portfolio (b)    Portfolio (a)   10Portfolio V (e)
                                         -----------------     -------------    -------------    --------------     ---------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                     $ 1,583               $ 109            $ 688             $ 272                 n/a
   Units Outstanding (in thousands)                  124                  11               50                25                 n/a
   Investment Income Ratio *                       1.54%               0.00%            1.82%             0.07%                 n/a

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                     $ 1,340                 n/a            $ 370             $ 267                 $ -
   Units Outstanding (in thousands)                  119                 n/a               31                26                   -
   Investment Income Ratio *                       1.46%                 n/a            1.76%             1.81%               0.00%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                       $ 774                 n/a            $ 244              $ 79             $ 4,962
   Units Outstanding (in thousands)                   71                 n/a               21                 8                 451
   Investment Income Ratio *                       2.39%                 n/a            0.01%             0.00%               0.00%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                         n/a                 n/a              n/a               n/a                 n/a
   Units Outstanding (in thousands)                  n/a                 n/a              n/a               n/a                 n/a
   Investment Income Ratio *                         n/a                 n/a              n/a               n/a                 n/a

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                         n/a                 n/a              n/a               n/a                 n/a
   Units Outstanding (in thousands)                  n/a                 n/a              n/a               n/a                 n/a
   Investment Income Ratio *                         n/a                 n/a              n/a               n/a                 n/a


                                           JNL/MCM     JNL/Oppenheimer                 JNL/PIMCO      JNL/PPM America  JNL/
                                             VIP       Global Growth  JNL/Oppenheimer  Total Return   High Yield       Putnam Equity
                                         Portfolio (c) Portfolio      Growth Portfolio Bond Portfolio Bond Portfolio(d)Portfolio (b)
                                         ------------ ------------- ----------------- -------------- ----------------- ------------

PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006
                                               $ 2,491        $ 3,730          $ 639       $ 8,338       n/a                $ 82
   Net Assets (in thousands)                       199            252             69           598       n/a                   6
   Units Outstanding (in thousands)              0.42%          0.48%          0.00%         3.50%       n/a               0.09%
   Investment Income Ratio *

PERIOD ENDED DECEMBER 31, 2005
                                               $ 2,304        $ 3,700          $ 767       $ 9,362        n/a              $ 113
   Net Assets (in thousands)                       204            288             85           684       n/a                   9
   Units Outstanding (in thousands)              0.56%          0.24%          0.11%         3.52%       n/a               1.96%
   Investment Income Ratio *

PERIOD ENDED DECEMBER 31, 2004
                                                 $ 254        $ 3,421          $ 925      $ 10,522            $ -            $ 5
   Net Assets (in thousands)                        24            299            110           775              -              -
   Units Outstanding (in thousands)              0.20%          0.15%          0.00%         1.49%          8.41%          0.15%
   Investment Income Ratio *

PERIOD ENDED DECEMBER 31, 2003
                                                   n/a        $ 2,427          $ 843      $ 12,170            n/a            n/a
   Net Assets (in thousands)                       n/a            246            103           922            n/a            n/a
   Units Outstanding (in thousands)                n/a          0.00%          0.00%         1.19%            n/a            n/a
   Investment Income Ratio *

PERIOD ENDED DECEMBER 31, 2002
                                                   n/a        $ 1,587          $ 443      $ 15,139            n/a            n/a
   Net Assets (in thousands)                       n/a            224             63         1,183            n/a            n/a
   Units Outstanding (in thousands)                n/a          0.00%          0.00%         0.02%            n/a            n/a
   Investment Income Ratio *



* THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY THE AVERAGE NET ASSETS.

(a) COMMENCEMENT OF OPERATIONS DECEMBER 15, 2003.

(b) COMMENCEMENT OF OPERATIONS APRIL 30, 2004.

(c) COMMENCEMENT OF OPERATIONS OCTOBER 1, 2004.

(d) PERIOD FROM MAY 1, 2004 THROUGH ACQUISITION OCTOBER 1, 2004. UNIT VALUES DISCLOSED ARE AS OF OCTOBER 1, 2004.

(e) FOR 2005, THE PERIOD IS FROM JANUARY 1, 2005 THROUGH ACQUISITION APRIL 18, 2005. UNIT VALUES DISCLOSED ARE AS OF APRIL 28, 2005.

(f) COMMENCEMENT OF OPERATIONS MAY 1, 2006.

JACKSON NATIONAL SEPARATE ACCOUNT V
Notes to Financial Statements (continued)

NOTE 6 - FINANCIAL HIGHLIGHTS


                                            JNL/Putnam           JNL/Putnam        JNL/S&P          JNL/S&P              JNL/S&P
                                              Midcap            Value Equity     Aggressive    Conservative Growth   Core Index 50
                                         Growth Portfolio      Portfolio (a) Growth Portfolio (c) Portfolio (c)      Portfolio (b)
                                         -----------------     -------------    -------------    --------------     ---------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $ 8.765300          $12.439130              n/a               n/a                 n/a
   Total Return *                                  4.01%              11.18%              n/a               n/a                 n/a
   Ratio of Expenses **                            1.65%               1.65%              n/a               n/a                 n/a

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                 $ 8.427562          $11.188101              n/a               n/a                 n/a
   Total Return *                                 10.28%               3.19%              n/a               n/a                 n/a
   Ratio of Expenses **                            1.65%               1.65%              n/a               n/a                 n/a

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $ 7.641699          $10.841712       $ 6.868307        $ 8.643918          $10.208623
   Total Return *                                 16.68%            8.42%***            0.05%            -0.32%            2.09%***
   Ratio of Expenses **                            1.65%               1.65%            1.65%             1.65%               1.65%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                 $ 6.549244                 n/a       $ 6.865078        $ 8.671233                 n/a
   Total Return *                                 31.28%                 n/a           26.98%            17.44%                 n/a
   Ratio of Expenses **                            1.65%                 n/a            1.65%             1.65%                 n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                 $ 4.988783                 n/a       $ 5.406630        $ 7.383245                 n/a
   Total Return *                                -30.48%                 n/a          -24.74%           -13.60%                 n/a
   Ratio of Expenses **                            1.65%                 n/a            1.65%             1.65%                 n/a

                                                                                   JNL/S&P                              JNL/S&P
                                              JNL/S&P             JNL/S&P          Equity           JNL/S&P             Managed
                                           Core Index 75      Core Index 100  Aggressive Growth  Equity Growth    Aggressive Growth
                                           Portfolio (b)      Portfolio (b)      Portfolio (b)   Portfolio I (b)    Portfolio (a)
                                         -----------------     -------------    -------------    --------------     ---------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                        n/a                 n/a              n/a               n/a         $ 13.447220
   Total Return *                                    n/a                 n/a              n/a               n/a              13.68%
   Ratio of Expenses **                              n/a                 n/a              n/a               n/a               1.65%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                        n/a                 n/a              n/a               n/a         $ 11.829029
   Total Return *                                    n/a                 n/a              n/a               n/a               6.71%
   Ratio of Expenses **                              n/a                 n/a              n/a               n/a               1.65%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $10.211605          $10.206747       $10.205610        $10.186641         $ 11.085648
   Total Return *                               2.12%***            2.07%***         2.06%***          1.87%***           10.86%***
   Ratio of Expenses **                            1.65%               1.65%            1.65%             1.65%               1.65%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        n/a                 n/a              n/a               n/a                 n/a
   Total Return *                                    n/a                 n/a              n/a               n/a                 n/a
   Ratio of Expenses **                              n/a                 n/a              n/a               n/a                 n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a                 n/a              n/a               n/a                 n/a
   Total Return *                                    n/a                 n/a              n/a               n/a                 n/a
   Ratio of Expenses **                              n/a                 n/a              n/a               n/a                 n/a



* TOTAL RETURN FOR PERIOD INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS, INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED.

** ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUNDS ARE EXCLUDED.

*** TOTAL RETURN IS CALCULATED FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD. THE EFFECTIVE DATE IS THE DATE WHEN THE OPTIONAL BENEFIT IN THE VARIABLE ACCOUNT WAS ELECTED BY A CONTRACT OWNER.

(a) COMMENCEMENT OF OPERATIONS APRIL 30, 2004.

(b) FOR 2004, THE PERIOD IS FROM MAY 1, 2004 THROUGH ACQUISITION OCTOBER 1, 2004. UNIT VALUES DISCLOSED ARE AS OF OCTOBER 1, 2004.

(c) FOR 2004, THE PERIOD FROM JANUARY 1, 2004 THROUGH ACQUISITION APRIL 30, 2004. UNIT VALUES DISCLOSED ARE AS OF APRIL 30, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT V
Notes to Financial Statements (continued)

NOTE 6 - FINANCIAL HIGHLIGHTS


                                            JNL/Putnam           JNL/Putnam        JNL/S&P          JNL/S&P             JNL/S&P
                                              Midcap           Value Equity   Aggressive Growth Conservative Growth   Core Index 50
                                        Growth Portfolio       Portfolio (a)    Portfolio (c)     Portfolio (c)       Portfolio (b)
                                         -----------------     -------------    -------------    --------------     ---------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $ 8.939852          $12.488850              n/a               n/a                 n/a
   Total Return *                                  4.16%              11.35%              n/a               n/a                 n/a
   Ratio of Expenses **                            1.50%               1.50%              n/a               n/a                 n/a

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                 $ 8.582531          $11.216055              n/a               n/a                 n/a
   Total Return *                                 10.45%               3.35%              n/a               n/a                 n/a
   Ratio of Expenses **                            1.50%               1.50%              n/a               n/a                 n/a

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $ 7.770577          $10.852578       $ 7.419756        $ 8.787048          $10.215065
   Total Return *                                 16.86%            8.53%***            0.10%            -0.27%            2.15%***
   Ratio of Expenses **                            1.50%               1.50%            1.50%             1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                 $ 6.649724                 n/a       $ 7.412592        $ 8.810449                 n/a
   Total Return *                                 31.48%                 n/a           27.17%            17.62%                 n/a
   Ratio of Expenses **                            1.50%                 n/a            1.50%             1.50%                 n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                 $ 5.057721                 n/a       $ 5.829074        $ 7.490533                 n/a
   Total Return *                                -30.37%                 n/a          -24.63%           -13.47%                 n/a
   Ratio of Expenses **                            1.50%                 n/a            1.50%             1.50%                 n/a


                                                                                   JNL/S&P                              JNL/S&P
                                              JNL/S&P             JNL/S&P          Equity           JNL/S&P             Managed
                                           Core Index 75      Core Index 100  Aggressive Growth  Equity Growth    Aggressive Growth
                                           Portfolio (b)      Portfolio (b)      Portfolio (b)   Portfolio I (b)    Portfolio (a)
                                         -----------------     -------------    -------------    --------------     ---------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                        n/a                 n/a              n/a               n/a         $ 13.501070
   Total Return *                                    n/a                 n/a              n/a               n/a              13.85%
   Ratio of Expenses **                              n/a                 n/a              n/a               n/a               1.50%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                        n/a                 n/a              n/a               n/a         $ 11.858643
   Total Return *                                    n/a                 n/a              n/a               n/a               6.87%
   Ratio of Expenses **                              n/a                 n/a              n/a               n/a               1.50%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $10.218057          $10.213198       $10.212054        $10.193077         $ 11.096796
   Total Return *                               2.18%***            2.13%***         2.12%***          1.93%***           10.97%***
   Ratio of Expenses **                            1.50%               1.50%            1.50%             1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        n/a                 n/a              n/a               n/a                 n/a
   Total Return *                                    n/a                 n/a              n/a               n/a                 n/a
   Ratio of Expenses **                              n/a                 n/a              n/a               n/a                 n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a                 n/a              n/a               n/a                 n/a
   Total Return *                                    n/a                 n/a              n/a               n/a                 n/a
   Ratio of Expenses **                              n/a                 n/a              n/a               n/a                 n/a



* TOTAL RETURN FOR PERIOD INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS, INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED.

** ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUNDS ARE EXCLUDED.

*** TOTAL RETURN IS CALCULATED FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD. THE EFFECTIVE DATE IS THE DATE WHEN THE OPTIONAL BENEFIT IN THE VARIABLE ACCOUNT WAS ELECTED BY A CONTRACT OWNER.

(a) COMMENCEMENT OF OPERATIONS APRIL 30, 2004.

(b) FOR 2004, THE PERIOD IS FROM MAY 1, 2004 THROUGH ACQUISITION OCTOBER 1, 2004. UNIT VALUES DISCLOSED ARE AS OF OCTOBER 1, 2004.

(c) FOR 2004, THE PERIOD FROM JANUARY 1, 2004 THROUGH ACQUISITION APRIL 30, 2004. UNIT VALUES DISCLOSED ARE AS OF APRIL 30, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT V
Notes to Financial Statements (continued)

NOTE 6 - FINANCIAL HIGHLIGHTS


                                             JNL/Putnam           JNL/Putnam        JNL/S&P          JNL/S&P             JNL/S&P
                                              Midcap           Value Equity   Aggressive Growth Conservative Growth   Core Index 50
                                        Growth Portfolio       Portfolio (a)    Portfolio (c)     Portfolio (c)       Portfolio (b)
                                         -----------------     -------------    -------------    --------------     ---------------

PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                     $ 1,698               $ 133              n/a               n/a                 n/a
   Units Outstanding (in thousands)                  191                  11              n/a               n/a                 n/a
   Investment Income Ratio *                       0.00%               0.04%              n/a               n/a                 n/a

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                     $ 1,948                $ 73              n/a               n/a                 n/a
   Units Outstanding (in thousands)                  228                   7              n/a               n/a                 n/a
   Investment Income Ratio *                       0.00%               1.55%              n/a               n/a                 n/a

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                     $ 2,370                $ 25              $ -               $ -                 $ -
   Units Outstanding (in thousands)                  306                   2                -                 -                   -
   Investment Income Ratio *                       0.00%               1.62%            0.31%             1.16%               0.00%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                     $ 2,829                 n/a         $ 12,447          $ 15,684                 n/a
   Units Outstanding (in thousands)                  427                 n/a            1,715             1,790                 n/a
   Investment Income Ratio *                       0.00%                 n/a            0.28%             1.09%                 n/a

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                     $ 2,471                 n/a         $ 11,727          $ 14,163                 n/a
   Units Outstanding (in thousands)                  490                 n/a            2,060             1,900                 n/a
   Investment Income Ratio *                       0.00%                 n/a            0.52%             1.45%                 n/a

                                                                                   JNL/S&P                              JNL/S&P
                                              JNL/S&P             JNL/S&P          Equity           JNL/S&P             Managed
                                           Core Index 75      Core Index 100  Aggressive Growth  Equity Growth    Aggressive Growth
                                           Portfolio (b)      Portfolio (b)      Portfolio (b)   Portfolio I (b)    Portfolio (a)
                                         -----------------     -------------    -------------    --------------     ---------------
PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)
   Units Outstanding (in thousands)                  n/a                 n/a              n/a               n/a             $ 9,228
   Investment Income Ratio *                         n/a                 n/a              n/a               n/a                 684
                                                     n/a                 n/a              n/a               n/a                 n/a
PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)
   Units Outstanding (in thousands)                  n/a                 n/a              n/a               n/a            $ 10,113
   Investment Income Ratio *                         n/a                 n/a              n/a               n/a                 853
                                                     n/a                 n/a              n/a               n/a               0.71%
PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)
   Units Outstanding (in thousands)                  $ -                 $ -              $ -               $ -            $ 12,541
   Investment Income Ratio *                           -                   -                -                 -               1,131
                                                   0.00%               0.51%            0.00%             0.00%               0.11%
PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)
   Units Outstanding (in thousands)                  n/a                 n/a              n/a               n/a                 n/a
   Investment Income Ratio *                         n/a                 n/a              n/a               n/a                 n/a
                                                     n/a                 n/a              n/a               n/a                 n/a
PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)
   Units Outstanding (in thousands)                  n/a                 n/a              n/a               n/a                 n/a
   Investment Income Ratio *                         n/a                 n/a              n/a               n/a                 n/a
                                                     n/a                 n/a              n/a               n/a                 n/a


* THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY THE AVERAGE NET ASSETS.

(a) COMMENCEMENT OF OPERATIONS APRIL 30, 2004.

(b) FOR 2004, THE PERIOD IS FROM MAY 1, 2004 THROUGH ACQUISITION OCTOBER 1, 2004. UNIT VALUES DISCLOSED ARE AS OF OCTOBER 1, 2004.

(c) FOR 2004, THE PERIOD FROM JANUARY 1, 2004 THROUGH ACQUISITION APRIL 30, 2004. UNIT VALUES DISCLOSED ARE AS OF APRIL 30, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT V
Notes to Financial Statements (continued)

NOTE 6 - FINANCIAL HIGHLIGHTS


                                              JNL/S&P             JNL/S&P          JNL/S&P           JNL/S&P            JNL/S&P
                                              Managed             Managed          Managed           Managed           Moderate
                                           Conservative           Growth           Moderate      Moderate Growth        Growth
                                           Portfolio (f)       Portfolio (a)    Portfolio (e)     Portfolio (a)      Portfolio (d)
                                         -----------------     -------------    -------------    --------------     ---------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $10.952060          $13.039680       $11.518820        $12.540050                 n/a
   Total Return *                                  6.09%              12.28%            8.59%            10.34%                 n/a
   Ratio of Expenses **                            1.65%               1.65%            1.65%             1.65%                 n/a

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                 $10.323558          $11.613237       $10.607730        $11.364627                 n/a
   Total Return *                               3.24%***               5.68%         6.08%***             4.68%                 n/a
   Ratio of Expenses **                            1.65%               1.65%            1.65%             1.65%                 n/a

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                        n/a          $10.988834              n/a        $10.856953          $ 7.921461
   Total Return *                                    n/a            9.89%***              n/a          8.57%***              -0.04%
   Ratio of Expenses **                              n/a               1.65%              n/a             1.65%               1.65%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        n/a                 n/a              n/a               n/a          $ 7.924964
   Total Return *                                    n/a                 n/a              n/a               n/a              23.40%
   Ratio of Expenses **                              n/a                 n/a              n/a               n/a               1.65%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a                 n/a              n/a               n/a          $ 6.422156
   Total Return *                                    n/a                 n/a              n/a               n/a             -18.72%
   Ratio of Expenses **                              n/a                 n/a              n/a               n/a               1.65%


                                              JNL/S&P           JNL/Salomon
                                          Very Aggressive         Brothers          JNL/S&P          JNL/S&P            JNL/S&P
                                              Growth              Balanced     Retirement 2015   Retirement 2020    Retirement 2025
                                         Portfolio I (b)       Portfolio (c)    Portfolio (g)     Portfolio (g)      Portfolio (g)
                                         -----------------     -------------    -------------    --------------     ---------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                        n/a                 n/a       $10.829290        $10.957280          $11.026170
   Total Return *                                    n/a                 n/a         8.29%***          9.57%***           10.26%***
   Ratio of Expenses **                              n/a                 n/a            1.65%             1.65%               1.65%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                        n/a                 n/a              n/a               n/a                 n/a
   Total Return *                                    n/a                 n/a              n/a               n/a                 n/a
   Ratio of Expenses **                              n/a                 n/a              n/a               n/a                 n/a

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $10.210595          $11.246198              n/a               n/a                 n/a
   Total Return *                               2.11%***               2.16%              n/a               n/a                 n/a
   Ratio of Expenses **                            1.65%               1.65%              n/a               n/a                 n/a

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        n/a          $11.008838              n/a               n/a                 n/a
   Total Return *                                    n/a              15.13%              n/a               n/a                 n/a
   Ratio of Expenses **                              n/a               1.65%              n/a               n/a                 n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a          $ 9.561935              n/a               n/a                 n/a
   Total Return *                                    n/a              -8.80%              n/a               n/a                 n/a
   Ratio of Expenses **                              n/a               1.65%              n/a               n/a                 n/a


* TOTAL RETURN FOR PERIOD INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS, INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED.

** ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUNDS ARE EXCLUDED.

*** TOTAL RETURN IS CALCULATED FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD. THE EFFECTIVE DATE IS THE DATE WHEN THE OPTIONAL BENEFIT IN THE VARIABLE ACCOUNT WAS ELECTED BY A CONTRACT OWNER.

(a) COMMENCEMENT OF OPERATIONS APRIL 30, 2004.

(b) PERIOD FROM MAY 1, 2004 THROUGH ACQUISITION OCTOBER 1, 2004. UNIT VALUES DISCLOSED ARE AS OF OCTOBER 1, 2004.

(c) FOR 2004, THE PERIOD IS FROM JANUARY 1, 2004 THROUGH ACQUISITION OCTOBER 1, 2004. UNIT VALUES DISCLOSED ARE AS OF OCTOBER 1, 2004.

(d) FOR 2004, THE PERIOD IS FROM JANUARY 1, 2004 THROUGH ACQUISITION APRIL 30, 2004. UNIT VALUES DISCLOSED ARE AS OF APRIL 30, 2004.

(e) COMMENCEMENT OF OPERATIONS APRIL 14, 2005.

(f) COMMENCEMENT OF OPERATIONS MAY 6, 2005.

(g) COMMENCEMENT OF OPERATIONS JANUARY 17, 2006.

JACKSON NATIONAL SEPARATE ACCOUNT V
Notes to Financial Statements (continued)

NOTE 6 - FINANCIAL HIGHLIGHTS


                                              JNL/S&P             JNL/S&P          JNL/S&P           JNL/S&P            JNL/S&P
                                              Managed             Managed          Managed           Managed           Moderate
                                           Conservative           Growth           Moderate      Moderate Growth        Growth
                                           Portfolio (f)       Portfolio (a)    Portfolio (e)     Portfolio (a)      Portfolio (d)
                                         -----------------     -------------    -------------    --------------     ---------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $10.987910          $13.091890       $11.541280        $12.590260                 n/a
   Total Return *                                  6.25%              12.45%            8.75%            10.51%                 n/a
   Ratio of Expenses **                            1.50%               1.50%            1.50%             1.50%                 n/a

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                 $10.341847          $11.642306       $10.612531        $11.393083                 n/a
   Total Return *                               3.42%***               5.84%         6.13%***             4.83%                 n/a
   Ratio of Expenses **                            1.50%               1.50%            1.50%             1.50%                 n/a

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                        n/a          $10.999877              n/a        $10.867863          $ 8.139951
   Total Return *                                    n/a           10.00%***              n/a          8.68%***               0.01%
   Ratio of Expenses **                              n/a               1.50%              n/a             1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        n/a                 n/a              n/a               n/a          $ 8.139510
   Total Return *                                    n/a                 n/a              n/a               n/a              23.59%
   Ratio of Expenses **                              n/a                 n/a              n/a               n/a               1.50%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a                 n/a              n/a               n/a          $ 6.586120
   Total Return *                                    n/a                 n/a              n/a               n/a             -18.60%
   Ratio of Expenses **                              n/a                 n/a              n/a               n/a               1.50%


                                             JNL/S&P           JNL/Salomon
                                          Very Aggressive         Brothers          JNL/S&P          JNL/S&P            JNL/S&P
                                              Growth              Balanced     Retirement 2015   Retirement 2020    Retirement 2025
                                         Portfolio I (b)       Portfolio (c)    Portfolio (g)     Portfolio (g)      Portfolio (g)
                                         -----------------     -------------    -------------    --------------     ---------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                        n/a                 n/a       $10.844690        $10.972860          $11.041870
   Total Return *                                    n/a                 n/a         8.45%***          9.73%***           10.42%***
   Ratio of Expenses **                              n/a                 n/a            1.50%             1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                        n/a                 n/a              n/a               n/a                 n/a
   Total Return *                                    n/a                 n/a              n/a               n/a                 n/a
   Ratio of Expenses **                              n/a                 n/a              n/a               n/a                 n/a

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $10.217499          $11.204567              n/a               n/a                 n/a
   Total Return *                               2.17%***               2.27%              n/a               n/a                 n/a
   Ratio of Expenses **                            1.50%               1.50%              n/a               n/a                 n/a

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        n/a          $10.955729              n/a               n/a                 n/a
   Total Return *                                    n/a              15.30%              n/a               n/a                 n/a
   Ratio of Expenses **                              n/a               1.50%              n/a               n/a                 n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a          $ 9.501543              n/a               n/a                 n/a
   Total Return *                                    n/a              -8.66%              n/a               n/a                 n/a
   Ratio of Expenses **                              n/a               1.50%              n/a               n/a                 n/a


* TOTAL RETURN FOR PERIOD INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS, INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED.

** ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUNDS ARE EXCLUDED.

*** TOTAL RETURN IS CALCULATED FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD. THE EFFECTIVE DATE IS THE DATE WHEN THE OPTIONAL BENEFIT IN THE VARIABLE ACCOUNT WAS ELECTED BY A CONTRACT OWNER.

(a) COMMENCEMENT OF OPERATIONS APRIL 30, 2004.

(b) PERIOD FROM MAY 1, 2004 THROUGH ACQUISITION OCTOBER 1, 2004. UNIT VALUES DISCLOSED ARE AS OF OCTOBER 1, 2004.

(c) FOR 2004, THE PERIOD IS FROM JANUARY 1, 2004 THROUGH ACQUISITION OCTOBER 1, 2004. UNIT VALUES DISCLOSED ARE AS OF OCTOBER 1, 2004.

(d) FOR 2004, THE PERIOD IS FROM JANUARY 1, 2004 THROUGH ACQUISITION APRIL 30, 2004. UNIT VALUES DISCLOSED ARE AS OF APRIL 30, 2004.

(e) COMMENCEMENT OF OPERATIONS APRIL 14, 2005.

(f) COMMENCEMENT OF OPERATIONS MAY 6, 2005.

(g) COMMENCEMENT OF OPERATIONS JANUARY 17, 2006.

JACKSON NATIONAL SEPARATE ACCOUNT V
Notes to Financial Statements (continued)

NOTE 6 - FINANCIAL HIGHLIGHTS


                                             JNL/S&P             JNL/S&P          JNL/S&P           JNL/S&P            JNL/S&P
                                              Managed             Managed          Managed           Managed           Moderate
                                           Conservative           Growth           Moderate      Moderate Growth        Growth
                                           Portfolio (f)       Portfolio (a)    Portfolio (e)     Portfolio (a)      Portfolio (d)
                                         -----------------     -------------    -------------    --------------     ---------------
PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                        $ 92            $ 24,044            $ 283          $ 13,497                 n/a
   Units Outstanding (in thousands)                    8               1,839               25             1,073                 n/a
   Investment Income Ratio *                       1.33%               0.94%            2.27%             1.19%                 n/a

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                        $ 51            $ 26,093            $ 202          $ 14,559                 n/a
   Units Outstanding (in thousands)                    5               2,243               19             1,279                 n/a
   Investment Income Ratio *                       0.33%               1.07%            0.38%             1.60%                 n/a

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                         n/a            $ 30,322              n/a          $ 15,440                 n/a
   Units Outstanding (in thousands)                  n/a               2,757              n/a             1,421                 n/a
   Investment Income Ratio *                         n/a               0.53%              n/a             0.97%                 n/a

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                         n/a                 n/a              n/a               n/a            $ 28,795
   Units Outstanding (in thousands)                  n/a                 n/a              n/a               n/a               3,566
   Investment Income Ratio *                         n/a                 n/a              n/a               n/a               0.73%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                         n/a                 n/a              n/a               n/a            $ 25,511
   Units Outstanding (in thousands)                  n/a                 n/a              n/a               n/a               3,905
   Investment Income Ratio *                         n/a                 n/a              n/a               n/a               1.20%


                                             JNL/S&P           JNL/Salomon
                                          Very Aggressive         Brothers          JNL/S&P          JNL/S&P            JNL/S&P
                                              Growth              Balanced     Retirement 2015   Retirement 2020    Retirement 2025
                                         Portfolio I (b)       Portfolio (c)    Portfolio (g)     Portfolio (g)      Portfolio (g)
                                         -----------------     -------------    -------------    --------------     ---------------
PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)
   Units Outstanding (in thousands)                  n/a                 n/a              $ -             $ 146                 $ -
   Investment Income Ratio *                         n/a                 n/a                -                13                   -
                                                     n/a                 n/a            0.00%             0.00%               0.00%
PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)
   Units Outstanding (in thousands)                  n/a                 n/a              n/a               n/a                 n/a
   Investment Income Ratio *                         n/a                 n/a              n/a               n/a                 n/a
                                                     n/a                 n/a              n/a               n/a                 n/a
PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)
   Units Outstanding (in thousands)                  n/a                 n/a              n/a               n/a                 n/a
   Investment Income Ratio *                         n/a                 n/a              n/a               n/a                 n/a
                                                     n/a                 n/a              n/a               n/a                 n/a
PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)
   Units Outstanding (in thousands)                  n/a                 n/a              n/a               n/a                 n/a
   Investment Income Ratio *                         n/a                 n/a              n/a               n/a                 n/a
                                                     n/a                 n/a              n/a               n/a                 n/a
PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)
   Units Outstanding (in thousands)                  n/a                 n/a              n/a               n/a                 n/a
   Investment Income Ratio *                         n/a                 n/a              n/a               n/a                 n/a
                                                     n/a                 n/a              n/a               n/a                 n/a


* THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY THE AVERAGE NET ASSETS.

(a) COMMENCEMENT OF OPERATIONS APRIL 30, 2004.

(b) PERIOD FROM MAY 1, 2004 THROUGH ACQUISITION OCTOBER 1, 2004. UNIT VALUES DISCLOSED ARE AS OF OCTOBER 1, 2004.

(c) FOR 2004, THE PERIOD IS FROM JANUARY 1, 2004 THROUGH ACQUISITION OCTOBER 1, 2004. UNIT VALUES DISCLOSED ARE AS OF OCTOBER 1, 2004.

(d) FOR 2004, THE PERIOD IS FROM JANUARY 1, 2004 THROUGH ACQUISITION APRIL 30, 2004. UNIT VALUES DISCLOSED ARE AS OF APRIL 30, 2004.

(e) COMMENCEMENT OF OPERATIONS APRIL 14, 2005.

(f) COMMENCEMENT OF OPERATIONS MAY 6, 2005.

(g) COMMENCEMENT OF OPERATIONS JANUARY 17, 2006.

JACKSON NATIONAL SEPARATE ACCOUNT V
Notes to Financial Statements (continued)

NOTE 6 - FINANCIAL HIGHLIGHTS


                                             JNL/S&P             JNL/Select       JNL/Select       JNL/Select         JNL/Select
                                        Retirement Income         Balanced      Global Growth  Large Cap Growth       Money Market
                                         Portfolio (b)         Portfolio (a)      Portfolio        Portfolio           Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $10.573330          $12.585430       $ 6.489045        $ 5.643129          $10.672320
   Total Return *                               5.73%***              11.80%           11.46%             2.90%               2.81%
   Ratio of Expenses **                            1.65%               1.65%            1.65%             1.65%               1.65%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                        n/a          $11.257107       $ 5.821985        $ 5.484209          $10.380233
   Total Return *                                    n/a               3.58%            0.25%             2.96%               1.03%
   Ratio of Expenses **                              n/a               1.65%            1.65%             1.65%               1.65%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                        n/a          $10.867896       $ 5.807463        $ 5.326575          $10.274101
   Total Return *                                    n/a            8.68%***            9.54%             9.84%              -0.87%
   Ratio of Expenses **                              n/a               1.65%            1.65%             1.65%               1.65%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        n/a                 n/a       $ 5.301811        $ 4.849222          $10.363918
   Total Return *                                    n/a                 n/a           21.94%            33.24%              -1.18%
   Ratio of Expenses **                              n/a                 n/a            1.65%             1.65%               1.65%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a                 n/a       $ 4.347895        $ 3.639468          $10.487776
   Total Return *                                    n/a                 n/a          -28.31%           -30.91%              -0.59%
   Ratio of Expenses **                              n/a                 n/a            1.65%             1.65%               1.65%


                                             JNL/Select         JNL/T. Rowe     JNL/T. Rowe       JNL/T. Rowe         JNL/Western
                                               Value         Price Established  Price Mid-Cap     Price Value          High Yield
                                            Portfolio (a)  Growth Portfolio (a) Growth Portfolio  Portfolio (a)     Bond Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $14.459570         $ 12.760390       $14.448520       $ 13.907270          $14.715860
   Total Return *                                 18.95%              11.84%            5.05%            18.06%               8.71%
   Ratio of Expenses **                            1.65%               1.65%            1.65%             1.65%               1.65%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                 $12.156259         $ 11.409416       $13.753664       $ 11.779812          $13.536831
   Total Return *                                  6.39%               4.36%           12.23%             4.41%               0.03%
   Ratio of Expenses **                            1.65%               1.65%            1.65%             1.65%               1.65%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $11.426394         $ 10.933024       $12.254567       $ 11.281834          $13.533349
   Total Return *                              14.26%***            9.33%***           16.10%         12.82%***               6.51%
   Ratio of Expenses **                            1.65%               1.65%            1.65%             1.65%               1.65%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        n/a                 n/a       $10.554887               n/a          $12.706570
   Total Return *                                    n/a                 n/a           36.33%               n/a              23.73%
   Ratio of Expenses **                              n/a                 n/a            1.65%               n/a               1.65%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a                 n/a       $ 7.742169               n/a          $10.269593
   Total Return *                                    n/a                 n/a          -23.21%               n/a               4.02%
   Ratio of Expenses **                              n/a                 n/a            1.65%               n/a               1.65%



* TOTAL RETURN FOR PERIOD INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS, INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED.

** ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUNDS ARE EXCLUDED.

*** TOTAL RETURN IS CALCULATED FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD. THE EFFECTIVE DATE IS THE DATE WHEN THE OPTIONAL BENEFIT IN THE VARIABLE ACCOUNT WAS ELECTED BY A CONTRACT OWNER.

(a) COMMENCEMENT OF OPERATIONS APRIL 30, 2004.

(b) COMMENCEMENT OF OPERATIONS JANUARY 17, 2006

JACKSON NATIONAL SEPARATE ACCOUNT V
Notes to Financial Statements (continued)

NOTE 6 - FINANCIAL HIGHLIGHTS


                                              JNL/S&P            JNL/Select       JNL/Select       JNL/Select          JNL/Select
                                         Retirement Income        Balanced      Global Growth   Large Cap Growth      Money Market
                                           Portfolio (b)        Portfolio (a)      Portfolio        Portfolio          Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $10.588260          $12.635840       $ 7.020658        $ 6.200889          $10.826140
   Total Return *                               5.88%***              11.97%           11.62%             3.05%               2.97%
   Ratio of Expenses **                            1.50%               1.50%            1.50%             1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                        n/a          $11.285298       $ 6.289529        $ 6.017258          $10.514095
   Total Return *                                    n/a               3.74%            0.40%             3.11%               1.18%
   Ratio of Expenses **                              n/a               1.50%            1.50%             1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                        n/a          $10.878820       $ 6.264466        $ 5.835568          $10.391043
   Total Return *                                    n/a            8.79%***            9.70%            10.01%              -0.72%
   Ratio of Expenses **                              n/a               1.50%            1.50%             1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        n/a                 n/a       $ 5.710454        $ 5.304631          $10.466169
   Total Return *                                    n/a                 n/a           22.12%            33.44%              -1.03%
   Ratio of Expenses **                              n/a                 n/a            1.50%             1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a                 n/a       $ 4.675990        $ 3.975294          $10.575390
   Total Return *                                    n/a                 n/a          -28.20%           -30.80%              -0.44%
   Ratio of Expenses **                              n/a                 n/a            1.50%             1.50%               1.50%


                                            JNL/Select         JNL/T. Rowe     JNL/T. Rowe       JNL/T. Rowe         JNL/Western
                                               Value         Price Established  Price Mid-Cap     Price Value          High Yield
                                            Portfolio (a)  Growth Portfolio (a) Growth Portfolio  Portfolio (a)     Bond Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $14.483010         $ 12.811430       $14.497970       $ 13.962980          $14.689470
   Total Return *                                 19.13%              12.01%            5.21%            18.24%               8.87%
   Ratio of Expenses **                            1.50%               1.50%            1.50%             1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                 $12.157789         $ 11.437925       $13.780098       $ 11.809313          $13.492349
   Total Return *                                  6.55%               4.51%           12.40%             4.57%               0.18%
   Ratio of Expenses **                            1.50%               1.50%            1.50%             1.50%                 n/a

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $11.410747         $ 10.943912       $12.259772       $ 11.293178          $13.468715
   Total Return *                              14.11%***            9.44%***           16.28%         12.93%***               6.67%
   Ratio of Expenses **                            1.50%               1.50%            1.50%             1.50%                 n/a

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        n/a                 n/a       $10.543542               n/a          $12.626923
   Total Return *                                    n/a                 n/a           36.53%               n/a              23.92%
   Ratio of Expenses **                              n/a                 n/a            1.50%               n/a               1.50%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        n/a                 n/a       $ 7.722249               n/a          $10.189926
   Total Return *                                    n/a                 n/a          -23.09%               n/a               4.18%
   Ratio of Expenses **                              n/a                 n/a            1.50%               n/a               1.50%


* TOTAL RETURN FOR PERIOD INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS, INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED.

** ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUNDS ARE EXCLUDED.

*** TOTAL RETURN IS CALCULATED FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD. THE EFFECTIVE DATE IS THE DATE WHEN THE OPTIONAL BENEFIT IN THE VARIABLE ACCOUNT WAS ELECTED BY A CONTRACT OWNER.

(a) COMMENCEMENT OF OPERATIONS APRIL 30, 2004.

(b) COMMENCEMENT OF OPERATIONS JANUARY 17, 2006

JACKSON NATIONAL SEPARATE ACCOUNT V
Notes to Financial Statements (continued)

NOTE 6 - FINANCIAL HIGHLIGHTS


                                              JNL/S&P            JNL/Select       JNL/Select       JNL/Select          JNL/Select
                                         Retirement Income        Balanced      Global Growth   Large Cap Growth      Money Market
                                           Portfolio (b)        Portfolio (a)      Portfolio        Portfolio          Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------

PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                         $ 5             $ 6,541          $ 3,482           $ 6,200             $ 1,920
   Units Outstanding (in thousands)                    -                 518              507             1,033                 178
   Investment Income Ratio *                      0.00%                2.63%            0.29%             0.00%               4.41%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                         n/a             $ 6,001          $ 3,699           $ 6,954             $ 2,272
   Units Outstanding (in thousands)                  n/a                 532              600             1,192                 217
   Investment Income Ratio *                         n/a               3.59%            0.47%             0.00%               2.63%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                         n/a             $ 6,284          $ 4,759          $ 10,057             $ 2,483
   Units Outstanding (in thousands)                  n/a                 578              774             1,775                 240
   Investment Income Ratio *                         n/a               0.23%            0.00%             0.00%               0.75%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                         n/a                 n/a          $ 5,289          $ 10,547             $ 3,139
   Units Outstanding (in thousands)                  n/a                 n/a              943             2,036                 301
   Investment Income Ratio *                         n/a                 n/a            0.00%             0.00%               0.48%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                         n/a                 n/a          $ 5,573           $ 9,173             $ 5,993
   Units Outstanding (in thousands)                  n/a                 n/a            1,211             2,366                 568
   Investment Income Ratio *                         n/a                 n/a            0.67%             0.00%               1.08%



                                            JNL/Select         JNL/T. Rowe     JNL/T. Rowe       JNL/T. Rowe         JNL/Western
                                               Value         Price Established  Price Mid-Cap     Price Value          High Yield
                                            Portfolio (a)  Growth Portfolio (a) Growth Portfolio  Portfolio (a)     Bond Portfolio
                                         -----------------     -------------    -------------    --------------     ---------------

PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                     $ 1,057             $ 7,175          $ 9,234           $ 1,568             $ 3,297
   Units Outstanding (in thousands)                   73                 561              638               112                 224
   Investment Income Ratio *                       4.61%               0.42%            0.79%             1.36%               6.06%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                       $ 366             $ 7,262         $ 10,078           $ 1,112             $ 3,731
   Units Outstanding (in thousands)                   30                 635              732                94                 276
   Investment Income Ratio *                       3.58%               0.27%            0.26%             1.50%               6.49%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                       $ 157               $ 569         $ 11,112           $ 1,870             $ 4,804
   Units Outstanding (in thousands)                   14                  52              906               166                 356
   Investment Income Ratio *                       0.56%               1.16%            0.00%             1.16%               2.00%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                         n/a                 n/a         $ 10,359               n/a             $ 5,242
   Units Outstanding (in thousands)                  n/a                 n/a              982               n/a                 414
   Investment Income Ratio *                         n/a                 n/a            0.00%               n/a               9.25%

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                         n/a                 n/a          $ 7,761               n/a             $ 3,789
   Units Outstanding (in thousands)                  n/a                 n/a            1,004               n/a                 371
   Investment Income Ratio *                         n/a                 n/a            0.00%               n/a              10.83%



* THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY THE AVERAGE NET ASSETS.

(a) COMMENCEMENT OF OPERATIONS APRIL 30, 2004.

(b) COMMENCEMENT OF OPERATIONS JANUARY 17, 2006

JACKSON NATIONAL SEPARATE ACCOUNT V
Notes to Financial Statements (continued)

NOTE 6 - FINANCIAL HIGHLIGHTS


                                                               JNL/Western
                                            JNL/Western        U.S. Government
                                             Strategic         & Quality Bond
                                          Bond Portfolio       Portfolio (a)
                                         -----------------     --------------

HIGHEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $14.361070          $10.568050
   Total Return *                                  2.98%               1.57%
   Ratio of Expenses **                            1.65%               1.65%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                 $13.946059          $10.404887
   Total Return *                                  0.95%               0.69%
   Ratio of Expenses **                            1.65%               1.67%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $13.815402          $10.334070
   Total Return *                                  5.16%               3.44%
   Ratio of Expenses **                            1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                 $13.137128                 n/a
   Total Return *                                 11.68%                 n/a
   Ratio of Expenses **                            1.65%                 n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                 $11.763678                 n/a
   Total Return *                                  6.60%                 n/a
   Ratio of Expenses **                            1.65%                 n/a


* TOTAL RETURN FOR PERIOD INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS, INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED.

** ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUNDS ARE EXCLUDED.

*** TOTAL RETURN IS CALCULATED FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD. THE EFFECTIVE DATE IS THE DATE WHEN THE OPTIONAL BENEFIT IN THE VARIABLE ACCOUNT WAS ELECTED BY A CONTRACT OWNER.

(a) COMMENCEMENT OF OPERATIONS APRIL 30, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT V
Notes to Financial Statements (continued)

NOTE 6 - FINANCIAL HIGHLIGHTS


                                                              JNL/Western
                                            JNL/Western        U.S. Government
                                             Strategic         & Quality Bond
                                          Bond Portfolio       Portfolio (a)
                                         -----------------     --------------

LOWEST EXPENSE RATIO

PERIOD ENDED DECEMBER 31, 2006

   Unit Value                                 $14.665040         $10.610076
   Total Return *                                  3.13%              1.72%
   Ratio of Expenses **                            1.50%              1.50%

PERIOD ENDED DECEMBER 31, 2005

   Unit Value                                 $14.219958         $10.430777
   Total Return *                                  1.10%              0.83%
   Ratio of Expenses **                            1.50%              1.50%

PERIOD ENDED DECEMBER 31, 2004

   Unit Value                                 $14.065676         $10.344448
   Total Return *                                  5.32%              3.44%
   Ratio of Expenses **                            1.50%              1.50%

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                 $13.355074                n/a
   Total Return *                                 11.84%                n/a
   Ratio of Expenses **                            1.50%                n/a

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                 $11.940922                n/a
   Total Return *                                  6.76%                n/a
   Ratio of Expenses **                            1.50%                n/a


* TOTAL RETURN FOR PERIOD INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS, INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED.

** ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUNDS ARE EXCLUDED.

*** TOTAL RETURN IS CALCULATED FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD. THE EFFECTIVE DATE IS THE DATE WHEN THE OPTIONAL BENEFIT IN THE VARIABLE ACCOUNT WAS ELECTED BY A CONTRACT OWNER.

(a) COMMENCEMENT OF OPERATIONS APRIL 30, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT V
Notes to Financial Statements (continued)

NOTE 6 - FINANCIAL HIGHLIGHTS

                                                               JNL/Western
                                            JNL/Western        U.S. Government
                                             Strategic         & Quality Bond
                                          Bond Portfolio       Portfolio (a)
                                         -----------------     --------------


PORTFOLIO DATA

PERIOD ENDED DECEMBER 31, 2006

   Net Assets (in thousands)                     $ 2,726              $ 184
   Units Outstanding (in thousands)                  187                 17
   Investment Income Ratio *                       0.08%              0.00%

PERIOD ENDED DECEMBER 31, 2005

   Net Assets (in thousands)                     $ 2,861               $ 81
   Units Outstanding (in thousands)                  202                  8
   Investment Income Ratio *                       5.09%              5.55%

PERIOD ENDED DECEMBER 31, 2004

   Net Assets (in thousands)                     $ 2,805               $ 51
   Units Outstanding (in thousands)                  201                  5
   Investment Income Ratio *                       4.83%              4.45%

PERIOD ENDED DECEMBER 31, 2003

   Net Assets (in thousands)                     $ 2,467                n/a
   Units Outstanding (in thousands)                  186                n/a
   Investment Income Ratio *                       3.95%                n/a

PERIOD ENDED DECEMBER 31, 2002

   Net Assets (in thousands)                     $ 2,448                n/a
   Units Outstanding (in thousands)                  206                n/a
   Investment Income Ratio *                       7.33%                n/a


* THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE PORTFOLIO FROM THE UNDERLYING MUTUAL FUND DIVIDED BY THE AVERAGE NET ASSETS.

(a) COMMENCEMENT OF OPERATIONS APRIL 30, 2004.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors of Jackson National Life Insurance Company and Contract Owners of Jackson National Separate Account V:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts within Jackson National Separate Account V (Separate Account) as listed in Note 1 of the financial statements as of December 31, 2006, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 2006 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts within Jackson National Separate Account V as listed in Note 1 of the financial statements as of December 31, 2006, and the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.



KPMG LLP



Chicago, Illinois
March 21, 2007

Jackson National Life Insurance

Company and Subsidiaries



Consolidated Financial Statements

December 31, 2006

JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2006


------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm                                         1



Consolidated Balance Sheets                                                                     2



Consolidated Income Statements                                                                  3



Consolidated Statements of Stockholder's Equity and Comprehensive Income                        4



Consolidated Statements of Cash Flows                                                           5



Notes to Consolidated Financial Statements                                                      6




KPMG Letterhead

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and Stockholder of Jackson National Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2006 and 2005, and the related consolidated income statements and the consolidated statements of stockholder's equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2006. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2006 in conformity with U.S. generally accepted accounting principles.

As discussed more fully in note 2 to the consolidated financial statements, effective January 1, 2004, Jackson National Life Insurance Company adopted Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" issued by the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants.



/s/ KPMG LLP


Chicago, Illinois
March 7, 2007

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED BALANCE SHEETS
(IN THOUSANDS, EXCEPT PER SHARE INFORMATION)



                                                                                               DECEMBER 31,
Assets                                                                               2006                       2005
                                                                                 --------------            ---------------
                                                                                 --------------            ---------------
Investments:
Cash and short-term investments                                                      $ 946,386                  $ 729,695
Investments available for sale, at fair value:
Fixed maturities (amortized cost: 2006, $38,022,986; 2005, $39,633,811)             38,239,906                 40,249,207
Equities (cost: 2006, $107,750; 2005, $313,498)                                        121,593                    326,478
Trading securities, at fair value                                                      549,300                    138,685
Mortgage loans                                                                       5,290,788                  4,989,516
Policy loans                                                                           815,725                    804,009
Other invested assets                                                                1,168,929                  1,414,720
                                                                                 --------------            ---------------
                                                                                 --------------            ---------------
Total investments                                                                   47,132,627                 48,652,310

Accrued investment income                                                              533,887                    553,120
Deferred acquisition costs                                                           3,065,327                  2,548,473
Deferred sales inducements                                                             297,051                    253,083
Reinsurance recoverable                                                                886,967                    943,738
Value of acquired insurance                                                                  -                     23,578
Income taxes receivable from Parent                                                     53,799                     50,633
Deferred income taxes                                                                   16,160                          -
Other assets                                                                           220,016                     83,180
Separate account assets                                                             22,243,997                 14,720,596
                                                                                 --------------            ---------------
                                                                                 --------------            ---------------
Total assets                                                                      $ 74,449,831               $ 67,828,711
                                                                                 ==============            ===============
                                                                                 ==============            ===============

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policy reserves and liabilities:
Reserves for future policy benefits and claims payable                             $ 2,485,338                $ 2,551,779
Deposits on investment contracts                                                    34,634,715                 35,273,715
Guaranteed investment contracts                                                      1,995,013                  1,983,693
Trust instruments supported by funding agreements                                    5,204,275                  5,609,059
Federal Home Loan Bank advances                                                        601,397                    100,209
Notes payable                                                                          402,262                    486,939
Securities lending payable                                                             235,888                    428,032
Deferred income taxes
Deferred income taxes                                                                        -                     40,583
Other liabilities                                                                    1,402,440                  1,760,763
Separate account liabilities                                                        22,243,997                 14,720,596
                                                                                 --------------            ---------------
                                                                                 --------------            ---------------
Total liabilities                                                                   69,205,325                 62,955,368
                                                                                 --------------            ---------------
                                                                                 --------------            ---------------

Minority interest                                                                      148,495                      7,186
                                                                                 --------------            ---------------
                                                                                 --------------            ---------------

STOCKHOLDER'S EQUITY
Common stock, $1.15 par value; authorized 50,000 shares;
issued and outstanding 12,000 shares                                                    13,800                     13,800
Additional paid-in capital                                                           2,904,276                  2,854,533
Accumulated other comprehensive income, net of
tax of $59,665 in 2006 and $141,725 in 2005                                            110,807                    263,203
Retained earnings                                                                    2,067,128                  1,734,621
                                                                                 --------------            ---------------
                                                                                 --------------            ---------------
Total stockholder's equity                                                           5,096,011                  4,866,157
                                                                                 --------------            ---------------
                                                                                 --------------            ---------------
Total liabilities and stockholder's equity                                        $ 74,449,831               $ 67,828,711
                                                                                 ==============            ===============
                                                                                 ==============            ===============

See accompanying notes to consolidated financial statements.


            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED INCOME STATEMENTS
(IN THOUSANDS)

                                                                                YEARS ENDED DECEMBER 31,
                                                                           2006           2005            2004
                                                                       -------------   ------------   -------------
                                                                       -------------   ------------   -------------
REVENUES
Premiums                                                                   $196,201       $199,061        $162,342
Net investment income                                                     2,904,787      2,879,440       2,689,945
Net realized gains (losses) on investments                                  (57,710)        12,984         138,656
Risk management activity                                                   (105,227)       169,827          90,814
Fee income:
Mortality charges                                                           127,471        127,471         127,471
Surrender charges                                                            59,179         59,179          59,179
Expense charges                                                              29,733         29,733          29,733
Variable annuity and variable life fees                                     128,062        128,062         128,062
Net asset management fees                                                    26,000         26,000          26,000
12b-1 service fees                                                           16,941         16,941          16,941
                                                                       -------------   ------------   -------------
                                                                       -------------   ------------   -------------
Fee income                                                                  711,584        509,376         387,386
Other income                                                                 62,532         38,815          84,451
                                                                       -------------   ------------   -------------
                                                                       -------------   ------------   -------------
Total revenues                                                            3,712,167      3,809,503       3,553,594
                                                                       -------------   ------------   -------------
                                                                       -------------   ------------   -------------
BENEFITS AND EXPENSES
Death and other policy benefits                                             490,527        428,162         379,175
Interest credited on deposit liabilities                                  1,450,048      1,434,807       1,364,803
Interest expense on trust instruments supported
by funding agreements                                                       269,577        217,917         143,317
Interest expense on Federal Home Loan Bank advances, notes
and reverse repurchase agreements                                            52,817         50,249          42,376
Increase (decrease) in reserves, net of reinsurance                         (37,266)        19,466          19,340
Commissions                                                                 663,176        537,303         483,005
General and administrative expenses                                         387,011        341,793         290,863
Deferral of policy acquisition costs                                       (675,098)      (556,564)       (507,660)
Deferral of sales inducements                                              (101,525)       (92,381)        (86,430)
Amortization of acquisition costs:
Attributable to operations                                                  318,443        364,907         419,048
Attributable to risk management activity                                     (3,302)        64,962           4,674
Attributable to net realized gains (losses) on investments                  (10,501)         2,671          12,208
Amortization of deferred sales inducements:
Attributable to operations                                                  109,043         55,639          38,039
Attributable to risk management activity                                    (35,058)         7,632           9,087
Attributable to net realized gains (losses) on investments                   (2,576)           459           2,902
Amortization of acquired insurance                                           23,578         22,190          20,882
                                                                       -------------   ------------   -------------
                                                                       -------------   ------------   -------------
Total benefits and expenses                                               2,898,894      2,899,212       2,635,629
                                                                       -------------   ------------   -------------
                                                                       -------------   ------------   -------------
Pretax income from continuing operations before
minority interest                                                           813,273        910,291         917,965
Minority interest                                                           (17,236)          (922)        (49,041)
                                                                       -------------   ------------   -------------
                                                                       -------------   ------------   -------------
Pretax income from continuing operations                                    796,037        909,369         868,924
Federal income tax expense                                                  263,416        315,295         304,076
                                                                       -------------   ------------   -------------
                                                                       -------------   ------------   -------------
Income from continuing operations before extraordinary gain
and cumulative effect of change in  accounting principle                    532,621        594,074         564,848
Income from discontinued operations, net of tax                                   -              -          56,776
                                                                       -------------   ------------   -------------
                                                                       -------------   ------------   -------------
Income before extraordinary gain and cumulative effect
of change in  accounting principle                                          532,621        594,074         621,624
Extraordinary gain, net of tax benefit of $908                                8,944              -               -
                                                                       -------------   ------------   -------------
                                                                       -------------   ------------   -------------
Income before cumulative effect of change
in accounting principle                                                     541,565        594,074         621,624
Cumulative effect of change in accounting principle, net of tax                   -              -           8,912
                                                                       -------------   ------------   -------------
                                                                       -------------   ------------   -------------
NET INCOME                                                                 $541,565       $594,074        $630,536
                                                                       =============   ============   =============
                                                                       =============   ============   =============

Pro forma net income assuming the change in
accounting principle is applied retroactively                                                             $621,624
                                                                                                      =============

See accompanying notes to consolidated financial statements.



            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME
(IN THOUSANDS)

                                                                         YEARS ENDED DECEMBER 31,
                                                                   2006            2005             2004
                                                               --------------  --------------   -------------
                                                               --------------  --------------   -------------

Common stock, beginning and end of year                             $ 13,800        $ 13,800        $ 13,800
                                                               --------------  --------------   -------------
                                                               --------------  --------------   -------------

ADDITIONAL PAID-IN-CAPITAL
Beginning of year                                                  2,854,533       2,562,214       2,533,535
Capital contributions                                                 49,743         292,319          28,679
                                                               --------------  --------------   -------------
                                                               --------------  --------------   -------------
End of year                                                        2,904,276       2,854,533       2,562,214
                                                               --------------  --------------   -------------
                                                               --------------  --------------   -------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Beginning of year                                                    263,203         745,430         814,102
Net unrealized investment losses, net of
reclassification adjustment and net of tax                          (152,396)       (482,227)        (68,672)
                                                               --------------  --------------   -------------
                                                               --------------  --------------   -------------
End of year                                                          110,807         263,203         745,430
                                                               --------------  --------------   -------------
                                                               --------------  --------------   -------------

RETAINED EARNINGS
Beginning of year                                                  1,734,621       1,551,347       1,040,811
Net income                                                           541,565         594,074         630,536
Dividends paid to stockholder                                       (209,058)       (410,800)       (120,000)
                                                               --------------  --------------   -------------
                                                               --------------  --------------   -------------
End of year                                                        2,067,128       1,734,621       1,551,347
                                                               --------------  --------------   -------------
                                                               --------------  --------------   -------------


TOTAL STOCKHOLDER'S EQUITY                                       $ 5,096,011      $4,866,157     $ 4,872,791
                                                               ==============  ==============   =============
                                                               ==============  ==============   =============



                                                                         YEARS ENDED DECEMBER 31,
                                                                   2006            2005             2004
                                                               --------------  --------------   -------------
                                                               --------------  --------------   -------------

Net income                                                         $ 541,565       $ 594,074       $ 630,536
Net unrealized holding losses arising during
the period, net of tax of $(86,061) in 2006; $(243,143)
in 2005 and $(11,016) in 2004                                       (159,828)       (451,661)        (19,721)
Reclassification adjustment for losses (gains) included in
net income, net of tax of $4,001 in 2006; $(16,459)
in 2005 and $(26,358) in 2004                                          7,432         (30,566)        (48,951)
                                                               --------------  --------------   -------------
                                                               --------------  --------------   -------------
COMPREHENSIVE INCOME                                               $ 389,169       $ 111,847       $ 561,864
                                                               ==============  ==============   =============

See accompanying notes to consolidated financial statements.



            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN THOUSANDS)

                                                                                 YEARS ENDED DECEMBER 31,
                                                                         2006             2005             2004
                                                                     -------------    -------------    -------------
                                                                     -------------    -------------    -------------
Cash flows from operating activities:
Net income                                                              $ 541,565        $ 594,074        $ 630,536
Less income from discontinued operations                                        -                -          (56,776)
Income (loss) from continuing operations                                  541,565          594,074          573,760

Adjustments to reconcile income from continuing operations to net cash provided by operating activities:
Net realized (gains) losses on investments                                 57,710          (12,984)        (138,656)
Unrealized gains on trading portfolio                                     (10,937)            (565)          (8,360)
Risk management activity                                                  105,227         (169,827)         (90,814)
Interest credited on deposit liabilities                                1,450,048        1,434,807        1,364,803
Interest expense on trust instruments supported
by funding agreements                                                     269,577          217,917          143,317
Interest expense on Federal Home Loan Bank advances                        18,147              209                -
Other charges                                                            (282,931)        (245,877)        (216,383)
Amortization of discount and premium on investments                        76,919          (72,853)          34,514
Deferred income tax provision                                              22,558          141,115          216,880
Change in (net of effects of contribution of subsidiary):
Accrued investment income                                                  19,233           (7,630)         (29,741)
Deferred sales inducements and acquisition costs                         (401,934)        (154,653)        (124,385)
Trading portfolio activity, net                                           (25,082)         (13,522)         (15,726)
Value of acquired insurance                                                23,578           22,190           20,882
Income taxes receivable from Parent                                        (3,166)         (22,523)         (19,485)
Other assets and liabilities, net                                          50,624          348,543          370,851
Net cash provided by operating activities of
discontinued operations                                                         -                -           28,671
                                                                     -------------    -------------    -------------
                                                                     -------------    -------------    -------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                               1,911,136        2,058,421        2,110,128
                                                                     -------------    -------------    -------------
                                                                     -------------    -------------    -------------

CASH FLOWS FROM INVESTING ACTIVITIES:
Sales of fixed maturities and equities available for sale               5,384,731        2,889,975        3,536,656
Principal repayments, maturities, calls and redemptions:
Fixed maturities available for sale                                     2,593,502        2,956,801        2,836,775
Mortgage loans                                                            770,151          914,758          804,356
Purchases of:
Fixed maturities and equities available for sale                       (6,300,678)      (6,676,587)      (7,551,922)
Mortgage loans                                                         (1,067,685)      (1,278,434)      (1,111,534)
Other investing activities                                               (543,162)        (419,823)        (256,443)
Proceeds from sale of discontinued operations                                   -                -          260,051
Net cash provided by (used in) investing activities of
discontinued operations                                                         -                -          376,480
                                                                     -------------    -------------    -------------
                                                                     -------------    -------------    -------------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                       836,859       (1,613,310)      (1,105,581)
                                                                     -------------    -------------    -------------
                                                                     -------------    -------------    -------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders' account balances:
Deposits                                                               11,232,706        9,355,451        8,300,160
Withdrawals                                                            (8,095,806)      (6,598,525)      (6,180,543)
Net transfers to separate accounts                                     (5,363,753)      (3,564,891)      (2,394,722)
Proceeds from notes                                                             -                -           26,264
Payments on notes                                                        (119,543)          (3,747)         (44,784)
Payment of cash dividends to Parent                                      (209,058)        (410,800)        (120,000)
Capital contribution                                                       24,150           86,670                -
Net cash used in financing activities of
discontinued operations                                                         -                -         (426,055)
                                                                     -------------    -------------    -------------
                                                                     -------------    -------------    -------------
NET CASH USED IN FINANCING ACTIVITIES                                  (2,531,304)      (1,135,842)        (839,680)
                                                                     -------------    -------------    -------------
                                                                     -------------    -------------    -------------

NET INCREASE (DECREASE) IN CASH AND SHORT-TERM INVESTMENTS                216,691         (690,731)         164,867

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                        729,695        1,420,426        1,255,559
                                                                     -------------    -------------    -------------
                                                                     -------------    -------------    -------------
TOTAL CASH AND SHORT-TERM INVESTMENTS, END OF PERIOD                    $ 946,386        $ 729,695      $ 1,420,426
                                                                     =============    =============    =============

See accompanying notes to consolidated financial statements.


            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2006


1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company (the "Company" or "Jackson") is wholly owned by Brooke Life Insurance Company ("Brooke Life" or the "Parent") which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. Jackson, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products (including immediate, index linked and deferred fixed annuities and variable annuities), guaranteed investment contracts ("GICs") and individual life insurance products, including variable universal life, in all 50 states and the District of Columbia.

     The consolidated financial statements include the accounts of the following:

o Life insurers: Jackson and its wholly owned subsidiaries Jackson National Life Insurance Company of New York, Jackson National Life (Bermuda) LTD and Life Insurance Company of Georgia ("Life of Georgia") from May 31, 2005 to December 31, 2005, when it was merged with Jackson;

o Wholly owned broker-dealer, investment management and investment advisor subsidiaries: Jackson National Life Distributors, LLC, Jackson National Asset Management, LLC, Curian Clearing, LLC and Curian Capital, LLC;

o    Wholly owned insurance agency: JNL Southeast Agency, LLC;

o PPM America Special Investments Fund, L.P. ("SIF I") and PPM America Special Investments CBO II, L.P. ("CBO II"), (collectively, "PPMA Funds"). Jackson has effective managerial control of the PPMA Funds. Jackson owns a 72.0% interest in SIF I and a 15.1% interest in CBO II;

o Tuscany CDO, Limited ("Tuscany"), a variable interest entity created in 2001 to securitize certain fixed maturities owned by Jackson. Jackson is the primary beneficiary of Tuscany;

o Other partnerships, limited liability companies and variable interest entities in which Jackson has a controlling interest or is deemed the primary beneficiary;

o The discontinued operations of Jackson Federal Bank ("Jackson Federal") through October 28, 2004. See note 4 for additional information.

 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). All significant intercompany accounts and transactions have been eliminated in consolidation.

     The preparation of the consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities without readily ascertainable market values and the determination of when an unrealized loss is other-than-temporary; 2) assessments as to whether certain entities are variable interest entities and which party, if any, should consolidate the entity; 3) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 4) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; 5) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; and 6) estimates related to establishment of loan loss reserves, liabilities for lawsuits and the liability for state guaranty fund assessments.

     CHANGES IN ACCOUNTING PRINCIPLES

     In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("FAS") No. 157, "Fair Value Measurements" ("FAS 157"), which establishes a framework for measuring fair value under current accounting pronouncements that require or permit fair value measurement. FAS 157 retains the exchange price notion, but clarifies that exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability in the most advantageous market for that asset or liability. Fair value measurement is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk which would include the reporting entity's own credit risk. FAS 157 establishes a three-level fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value. The highest priority is given to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs in situations where there is little or no market activity for the asset or liability. In addition, FAS 157 expands the disclosure requirements for annual and interim reporting to focus on the inputs used to measure fair value, including those measurements using significant unobservable inputs, and the effects of the measurements on earnings. FAS 157 will be applied prospectively and is effective for fiscal years beginning after November 15, 2007. Retrospective application is required for certain financial instruments as a cumulative effect adjustment to the opening balance of retained earnings. Jackson has not yet quantified the impact of adoption on the Company's consolidated financial statements.

     In June 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. FIN 48 will also require additional disclosures and is effective for fiscal years beginning after December 15, 2006. Jackson does not expect adoption to have a material impact on the Company's consolidated financial statements.

     In April 2006, the FASB issued FASB Staff Position ("FSP") on Interpretation 46(R)-6, "Determining the Variability to be Considered in Applying FASB Interpretation No. 46(R)" ("FIN 46(R)-6"). The FSP affects the identification of which entities are Variable Interest Entities ("VIE") through a "by design" approach in identifying and measuring the variable interests of the variable interest entity and its primary beneficiary. The requirements became effective beginning in the third quarter of 2006 and are to be applied to all new variable interest entities. The new requirements need not be applied to entities that have previously been analyzed under FASB Interpretation No. 46, "Consolidation of Variable Interest Entities" (revised) ("FIN 46R") unless a reconsideration event occurs. The adoption of this guidance did not have a material effect on the Company's consolidated financial statements.

     In February 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 155, "Accounting for Certain Hybrid Financial Instruments" ("FAS 155"). This statement, effective for financial instruments acquired or issued after the beginning of an entity's first fiscal year after September 15, 2006, allows companies to include changes in fair value of certain hybrid financial instruments in earnings on an instrument-by-instrument basis. Further guidance issued in October 2006 provided an exemption from the provisions of FAS No. 133 for certain financial instruments that would have otherwise been required to recognize embedded derivatives arising as a result of prepayment risk in certain structured securities. As a result, adoption of FAS 155 is not expected to have a material impact on the Company's consolidated financial statements.

     In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 addresses the accounting for deferred acquistion costs on internal replacements other than those described in FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." An internal replacement is defined by SOP 05-1 as a modification in product benefits, features, rights or coverages that occurs by (a) exchanging the contract for a new contract, (b) amending, endorsing or attaching a rider to the contract, or (c) electing a feature or coverage within a contract. Contract modifications that result in a substantially changed contract should be accounted for as an extinguishment of the replaced contract, and any unamortized deferred acquisition costs, unearned revenue and deferred sales inducements must be written-off. SOP 05-1 is to be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Jackson does not expect adoption to have a material impact on the Company's consolidated financial statements.

     In May 2005, the FASB issued Statement of Financial Accounting Standards No. 154, "Accounting Changes and Error Corrections" ("FAS 154"). FAS 154 requires that, unless impracticable or absent explicit transition requirements specific to the newly adopted accounting principle, companies apply changes in accounting principles on a retrospective basis. FAS 154 is effective for accounting changes and corrections or errors made in fiscal years beginning after December 15, 2005. The adoption of FAS 154 did not have a material impact on the Company's consolidated financial statements.

     In March 2004, the Emerging Issues Task Force ("EITF") reached a consensus on Issue No. 03-01, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments" ("EITF 03-01"). EITF 03-01 provides more specific guidance on how to determine when an investment is considered impaired, whether the impairment is other-than-temporary, and how to measure an impairment loss. On September 30, 2004, the FASB issued FASB Staff Position EITF Issue 03-1-1, "Effective Date of Paragraphs 10-20 of EITF Issue No. 03-01, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" delaying the effective date of paragraphs 10-20 of EITF 03-01 until the FASB has resolved certain implementation issues. On June 29, 2005, the FASB concluded that the current guidance included in EITF 03-01 was adequate and that further clarification was not necessary. Jackson adopted the requirements of EITF 03-01 for the year ended December 31, 2004, with no material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, Jackson adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants' Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 addresses separate account presentation, transfers of assets from the general account to the separate account, valuation of certain insurance liabilities and policy features such as guaranteed minimum death benefits and annuitization benefits and accounting for sales inducements. At January 1, 2004, the Company recorded an $8.9 million gain, net of increased deferred acquisition cost amortization of $16.2 million and federal income tax expense of $4.8 million, as a cumulative effect of change in accounting principle. The gain resulted from reduced reserving requirements for annuitization benefits on two-tiered annuities offset by additional reserves for certain life products with secondary guarantees. See note 9 for additional information.

     COMPREHENSIVE INCOME
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/stockholders) and, in the Company's case, includes net income and net unrealized gains or losses on securities.

     INVESTMENTS
     Cash and short-term investments, which primarily include commercial paper and money market instruments, are carried at amortized cost. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist primarily of bonds, notes, redeemable preferred stocks, asset-backed securities and structured securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the interest method. Asset-backed and structured securities are amortized over the estimated redemption period. With regard to structured securities that are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $504.9 million and $542.4 million as of December 31, 2006 and 2005, respectively.

     All fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, the amortized cost basis of fixed maturities is reduced to fair value through an impairment charge included in net realized gains (losses) on investments. In determining whether an other-than-temporary impairment has occurred, the Company considers a security's forecasted cash flows as well as the severity and duration of depressed fair values.

     Equities, which include common stocks and non-redeemable preferred stocks, are generally carried at fair value. Equities are reduced to estimated net realizable value for declines in fair value considered to be other than temporary. Any impairment charges are included in net realized gains (losses) on investments.

     Trading securities primarily consist of private equity securities, investments in mutual funds that support liabilities of the Company's non-qualified voluntary deferred compensation plans and seed money that supports newly established variable funds. During 2004, the Company transferred its investment in mutual funds from available for sale to a trading portfolio and recognized a loss of $9.3 million. Trading securities are carried at fair value with changes in value included in net investment income. During 2006, 2005 and 2004, $26.3 million, $5.4 million and $8.4 million of investment income was recognized on trading securities held at December 31, 2006, 2005 and 2004, respectively.

     Mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums and an allowance for loan losses. The allowance for loan losses represents the estimated risk of loss for individual mortgages in the portfolio.

     Policy loans are carried at the unpaid principal balances.

     Real estate is carried at the lower of depreciated cost or fair value.

     Limited partnership investments are accounted for using the equity method.

     The consolidated financial statements include the PPMA Funds, which are limited life partnerships. Upon termination of the partnerships, the assets will be sold and proceeds distributed to the partners in accordance with their respective partnership interests. The assets of the PPMA Funds are marketable securities, which are carried at fair value, with an appropriate adjustment to minority interest, in the accompanying financial statements. Accordingly, the minority interest related to the PPMA Funds is reflected at fair value in the accompanying consolidated balance sheets.

     Pursuant to the guidance provided by FIN 46R, the Company has concluded that it owns interests in VIEs that represent primary beneficial interests. These VIEs are included in the consolidated financial statements and include entities structured to hold and manage investments, including real estate properties and interests in commercial loans. In addition, Jackson had an investment of $72.7 million and $47.5 million as of December 31, 2006 and 2005, respectively, in debt issued by a VIE structured to hold and manage investments in commercial loans, for which it is not the primary beneficiary.

     Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method. The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the adjustment for deferred acquisition costs and sales inducements, are excluded from net income and included as a component of other comprehensive income and stockholder's equity.

     DETERMINATION OF FAIR VALUE FOR ILLIQUID DISTRESSED SECURITIES
     Fair values for illiquid distressed securities are primarily determined based on internally derived estimates of discounted future cash flows or expected recovery values. Liquidation values for these illiquid distressed securities would generally be lower, and in many cases significantly lower, than internally derived fair values. The amortized cost and fair value of illiquid distressed securities valued internally were $343.7 million and $344.4 million, respectively, at December 31, 2006 and $379.2 million and $387.5 million, respectively, at December 31, 2005.

     DERIVATIVE INSTRUMENTS, EMBEDDED DERIVATIVES AND RISK MANAGEMENT ACTIVITY The Company enters into financial derivative transactions, including swaps, forwards, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, credit quality or degree of exposure with respect to assets, liabilities, or future cash flows, which the Company has acquired or incurred. The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance.

     The Company generally uses free-standing derivative instruments for hedging purposes. Additionally, certain liabilities, primarily trust instruments supported by funding agreements, index linked annuities and guarantees offered in connection with variable annuities issued by the Company, contain embedded derivatives as defined by Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). The Company generally does not account for such derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements of FAS 133 were followed. Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. The results from derivative financial instruments and embedded derivatives, including net payments, realized gains and losses and changes in value, are reported in risk management activity.

     Interest rate swap agreements generally involve the exchange of fixed and floating payments over the life of the agreement without an exchange of the underlying principal amount and are used for hedging purposes. Interest rate swaps are included in other invested assets or other liabilities.

     Forwards consist of interest rate spreadlock agreements, in which the Company locks in the forward interest rate differential between a swap and the corresponding U.S. Treasury security. The forwards are held for investment purposes and are included in other invested assets. The Company had no forwards at December 31, 2006 or 2005.

     Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long duration interest rate swap at future exercise dates. The Company purchases and writes put-swaptions with maturities up to 10 years. On a net basis, put-swaptions hedge against significant upward movements in interest rates. Written put-swaptions are entered into in conjunction with associated put-swaptions purchased with identical strike prices and notional amounts ("linked put-swaptions") and are presented as a net position included in other liabilities. Non-linked put-swaptions purchased are included in other invested assets.

     Equity index futures contracts and equity index call and put options, which are used to hedge the Company's obligations associated with its index linked annuities and guarantees in variable annuity products, are included in other invested assets or other liabilities. These annuities contain embedded options whose fair value is included in deposits on investment contracts.

     Credit default swaps, with maturities up to five years, represent agreements under which the Company has purchased default protection on certain underlying corporate bonds held in its portfolio. These contracts allow the Company to sell the protected bonds at par value to the counterparty in the event of their default in exchange for periodic payments made by the Company for the life of the agreement. Credit default swaps are carried at fair value and included in other liabilities.

     Total return swaps, in which the Company receives equity returns or returns based on reference pools of assets in exchange for short-term floating rate payments based on notional amounts, are held for both hedging and investment purposes, and are included in other invested assets or other liabilities.

     Cross-currency swaps, which embody spot and forward currency swaps and additionally, in some cases, interest rate swaps and equity index swaps, are entered into for the purpose of hedging the Company's foreign currency denominated trust instruments supported by funding agreements. Cross-currency swaps serve to hedge derivatives embedded in the funding agreements and are included in other invested assets or other liabilities. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Foreign currency transaction gains and losses associated with funding agreements hedging activities are included in risk management activity.

     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been decreased by $43.2 million and $188.3 million at December 31, 2006 and 2005, respectively, to reflect this adjustment.

     DEFERRED SALES INDUCEMENTS
     Bonus interest on deferred fixed annuities and contract enhancements on index linked annuities and variable annuities have been capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized in proportion to estimated gross profits. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred sales inducements have been decreased by $16.5 million and $30.4 million at December 31, 2006 and 2005, respectively, to reflect this adjustment.

     VALUE OF ACQUIRED INSURANCE
     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential) net of amortization. The value of acquired insurance in-force is amortized in proportion to anticipated premium revenues for traditional life insurance contracts and estimated gross profits for annuities and interest-sensitive life products over a period of 20 years and was fully amortized as of December 31, 2006.

     FEDERAL INCOME TAXES
     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities.

     Jackson files a consolidated federal income tax return with Brooke Life, Jackson National Life Insurance Company of New York and Life Insurance Company of Georgia (for the period from May 19, 2005 through December 31,
     2005). The PPMA Funds file as limited partnerships and pass through the appropriate portion of their income and deductions to their partners. Jackson National Life (Bermuda) LTD is taxed as a controlled foreign corporation of Jackson. The other affiliated subsidiary entities are limited liability companies with all of their interests owned by Jackson. Accordingly, they are not considered separate entities for income tax purposes; and therefore, are taxed as part of the operations of Jackson. Jackson Federal Bank filed a separate income tax return during the period it was owned by Jackson. Income tax expense is calculated on a separate company basis.

     POLICY RESERVES AND LIABILITIES
     RESERVES FOR FUTURE POLICY BENEFITS AND CLAIMS PAYABLE:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 25% to 160% of the

     1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 4.0% to 8.0%. Lapse and expense assumptions are based on Company experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the Company's interest-sensitive life contracts, liabilities approximate the policyholder's account value. For deferred annuities, the fixed option on variable annuities, guaranteed investment contracts and other investment contracts, the liability is the policyholder's account value. The liability for index linked annuities is based on two components,
     1) the imputed value of the underlying guaranteed host contract, and 2) the fair value of the embedded option component of the contract. Obligations in excess of the guaranteed contract value are hedged through the use of futures contracts and call options.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS
     Jackson and Jackson National Life Funding, LLC have established a European Medium Term Note program, with up to $6 billion in aggregate principal amount outstanding at any one time. Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements. Carrying values totaled $1.7 billion and $2.2 billion at December 31, 2006 and 2005, respectively.

     Jackson and Jackson National Life Global Funding have established an $8 billion aggregate Global Medium Term Note program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of Funding Agreements. The carrying values at December 31, 2006 and 2005 totaled $3.5 billion and $3.4 billion, respectively.

     Instruments issued representing obligations denominated in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

     Trust instrument liabilities are adjusted to reflect the effects of foreign currency transaction gains and losses using exchange rates as of the reporting date. Foreign currency transaction gains and losses are included in risk management activity.

     FEDERAL HOME LOAN BANK ADVANCES
     In 2005, Jackson, as an eligible institution, became a member of the regional Federal Home Loan Bank of Indianapolis ("FHLBI") primarily for the purpose of participating in its mortgage-collateralized loan advance program. Membership requires the Company to purchase and hold a minimum amount of FHLBI capital stock plus additional stock based on outstanding advances. Advances are in the form of funding agreements issued to FHLBI. At December 31, 2006 and 2005, Jackson held $30.0 million and $30.2 million, respectively, in FHLBI capital stock.

     SEPARATE ACCOUNT ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable life and annuity contracts, which aggregated $22,113.5 million and $14,613.2 million at December 31, 2006 and 2005, respectively, are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are recorded as earned and included in fee income in the consolidated income statements.

     The Company has issued a group variable annuity contract designed for use in connection with and issued to the Company's Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account - II and aggregated $130.5 million and $107.4 million at December 31, 2006 and 2005, respectively. The Company receives administrative fees for managing the funds. These fees are recorded as earned and included in fee income in the consolidated income statements.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of the investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Fee income also includes revenues related to asset management and 12b-1 service fees. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized as incurred.

     Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities are generally used to reduce the cost basis of the securities.

     In 2006, the Company was awarded $16.0 million from a class action settlement against certain underwriters of WorldCom securities. Also, in 2004, the Company received cash proceeds of $51.9 million from a judgment award in a legal action involving LePages, Inc., a company in which Jackson had a controlling interest. These settlements were recorded in other income.

3.   ACQUISITIONS

     On May 18, 2005, Brooke Life purchased, in exchange for $260.7 million in cash, 100% of the interest in Life of Georgia, a life insurance company domiciled in Georgia, from ING Groep, N.V. ("ING"). Direct costs of $4.4 million were capitalized in connection with the acquisition. On May 31, 2005, Brooke Life contributed 100% of its interest in Life of Georgia to Jackson. The acquisition expanded Jackson's life insurance base while taking advantage of Jackson's low cost structure. The results of Life of Georgia's operations have been included in these consolidated financial statements since acquisition. On December 31, 2005, Life of Georgia was merged into Jackson.

     The preliminary purchase price was subject to post-closing adjustments and was initially allocated to the assets acquired and liabilities assumed using management's best estimate of fair value as of the acquisition date. In 2006, an arbitrator ruled in Jackson's favor on certain purchase price adjustments. As a result of this determination and other previously settled amounts, the purchase price was reduced by $11.7 million within the purchase price allocation period.

     As of December 31, 2005, Jackson recorded in other assets the value of business acquired totaling $1.1 million. As a result of purchase price adjustments, this asset was reversed in 2006 and the remaining adjustment resulted in negative goodwill, which was recorded as an extraordinary gain of $8.9 million.

     The following table summarizes the fair value of the assets acquired and liabilities assumed, as adjusted (in thousands):

                                                                  OPENING
                                                              BALANCE SHEET
Cash and short-term investments                                    $ 86,670
Fixed maturities                                                  1,612,767
Other invested assets                                                78,129
Accrued investment income                                            21,516
Deferred income taxes                                                 7,868
Other assets                                                         12,609
                                                            ----------------
                                                            ----------------
Total assets acquired                                           $ 1,819,559
                                                            ================

Reserves for future policy benefits and claims payable            $ 881,083
Deposits on investment contracts                                    656,161
Other liabilities                                                    20,820
                                                            ----------------
                                                            ----------------
Total liabilities assumed                                       $ 1,558,064
                                                            ================

Net assets acquired                                               $ 261,495
                                                            ================

Adjusted purchase price                                           $ 253,459
                                                            ================
Extraordinary gain on purchase, net of tax benefit                  $ 8,944
                                                            ================

     The following table summarizes Jackson's unaudited pro forma results of operations assuming the business acquisition had occurred at the beginning of 2004 (in thousands):

                                                    UNAUDITED PRO FORMA
                                              --------------------------------
                                              --------------------------------
                                                 YEARS ENDED DECEMBER 31,
                                                  2005               2004
                                              --------------     -------------
                                              --------------     -------------
Revenues                                        $ 4,013,031       $ 3,729,228
Total benefits and expenses                       2,976,945         2,799,273
Pretax income from continuing operations          1,035,164           880,914
Net income                                          675,841           638,330


     The 2005 pro forma amounts include the effects of certain non-recurring restructuring transactions effected by Life of Georgia prior to the acquisition. These transactions included transferring certain assets and liabilities to ING affiliates, resulting in revenue of $120.8 million, expenses of $17.0 million, pretax income from operations of $103.8 million and net income of $67.5 million.

4.   DISCONTINUED OPERATIONS

     On October 28, 2004, the Company completed the sale of Jackson Federal, a wholly owned thrift headquartered in Southern California, to Union BanCal
     Corporation for $305.0 million in cash and stock. On October 27, 2004, Jackson made a capital contribution of $4.6 million to Jackson Federal prior to closing to fund certain expenses incurred by Jackson Federal related to the sale. The gain on disposal and results of operations of Jackson Federal for all periods presented are included in income from discontinued operations on the consolidated income statements.



4.   DISCONTINUED OPERATIONS (CONTINUED)

     The following table summarizes certain components of the results of the discontinued operations (in thousands):

                                                     PERIOD ENDED
                                                      OCTOBER 28,
                                                         2004
                                                     --------------
                                                    ---------------
Revenues                                                  $ 79,813
Realized gains                                             $ 1,700
Income from discontinued operations, net of
tax of $11,064                                            $ 20,658
Gain on disposal of discontinued operations,
net of tax of $29,580                                     $ 36,118


     Interest expense on savings deposits, which is included in discontinued operations, totaled $19.5 million in 2004.

     Interest paid on credit programs offered by the Federal Home Loan Bank, which is included in discontinued operations, totaled $7.0 million in 2004.

5.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     Disclosure is required of the fair value of financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, and for illiquid distressed securities, fair values are based on estimates using discounted cash flows or other valuation techniques. Such values are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent market quotes and, in many cases, could not be realized in immediate settlement of the instrument.

     The following summarizes the basis used by the Company in estimating fair values for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Fair values for fixed maturity securities are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined. Fair values for illiquid distressed securities are primarily determined based on internally derived estimates of discounted future cash flows or expected recovery values.

     EQUITIES AND TRADING SECURITIES:
     Fair values for common and non-redeemable preferred stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined. Fair values of investments in mutual funds are based on quoted net asset values. Certain public stock positions are fair valued at a discount to their exchange-traded price due to lock-up trading restrictions imposed in connection with initial public offerings. Discounts of 10% and 15% are applied to two positions at December 31, 2006, totaling $3.3 million. A discount of 15% for a single issue at December 31, 2005 totaled $1.5 million.

     MORTGAGE LOANS:
     Fair values are determined by discounting the future cash flows at current market rates. The fair value of mortgages approximated $5,373.1 million and $5,134.1 million at December 31, 2006 and 2005, respectively.

     POLICY LOANS:
     Fair value approximates carrying value since policy loan balances reduce the amount payable at death or surrender of the contract.



5.   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     DERIVATIVE INSTRUMENTS:
     Fair values for interest rate swaps, cross-currency swaps, put-swaptions, forwards and total return swaps are determined using estimates of future cash flows discounted at current market rates. Fair values for futures are based on exchange-traded prices. Fair values for equity index call and put options are determined using Black-Scholes option valuation methodologies.
     Fair values for credit default swaps are based on quoted market prices.

     The fair value of the Company's guaranteed minimum withdrawal benefit embedded derivative liability has been calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions.

     The Company reinsures essentially 100% of its guaranteed minimum income benefit on a net settled basis. The net settlement is considered an embedded derivative and the Company determines the fair value using actuarial assumptions related to the projected cash flows, including reinsurance premiums and related benefit reimbursements, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions.

     The nature of these embedded derivative cash flows can be quite varied.
     Therefore, stochastic techniques are used to generate a variety of market return scenarios for evaluation. The generation of these scenarios and the assumptions as to policyholder behavior involve numerous estimates and subjective judgments including those regarding expected market volatility, correlations of market returns and discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the LIBOR forward curve rates as of that date and market volatility as determined with reference to implied volatility data and evaluations of historical volatilities for various indices. The risk-free spot rates as represented by the LIBOR spot curve as of the valuation date are used to determine the present value of expected future cash flows produced in the stochastic process.

     SEPARATE ACCOUNT ASSETS:
     Separate account assets are carried at the fair value of the underlying securities.

     ANNUITY RESERVES:
     Fair values for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates for similar maturities. For deferred annuities, fair value is based on surrender value. For index linked annuities, fair value includes the fair value of the embedded options. The carrying value and fair value of the annuity reserves approximated $28.5 billion and $27.7 billion, respectively, at December 31, 2006 and $29.2 billion and $28.3 billion, respectively, at December 31, 2005.

     RESERVES FOR GUARANTEED INVESTMENT CONTRACTS:
     Fair value is based on the present value of future cash flows at current pricing rates. The fair value approximated $2.0 billion at both December
     31, 2006 and 2005.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS:
     Fair value is based on the present value of future cash flows at current pricing rates, plus the fair value of embedded derivatives. The fair value approximated $5.2 billion and $5.6 billion at December 31, 2006 and 2005, respectively.

     FEDERAL HOME LOAN BANK ADVANCES:
     Fair value is based on future cash flows discounted at current interest rates. The fair value approximated $597.4 million and $99.6 million at December 31, 2006 and 2005, respectively.

     REVERSE REPURCHASE AGREEMENTS:
     Carrying value of reverse repurchase agreements is considered to be a reasonable estimate for fair value.




5.   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     NOTES PAYABLE:
     Fair value of notes payable is based on future cash flows discounted at current interest rates. The fair value approximated $461.5 million and $552.0 million at December 31, 2006 and 2005, respectively.

     SEPARATE ACCOUNT LIABILITIES:
     Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair value of contracts in the payout phase is based on the present value of future cash flows at assumed investment rates. The aggregate fair value approximated $20.9 billion and $13.8 billion at December 31, 2006 and 2005, respectively.

6.   INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, asset-backed, utility and government bonds, and mortgage loans. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts, life insurance products and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31,
     2006, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance
     Commissioners ("NAIC"), or if not rated by such organizations, the
     Company's affiliated investment advisor. At December 31, 2006, the carrying value of investments rated by the Company's affiliated investment advisor totaled $503.0 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC
     Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.
                                                         PERCENT OF TOTAL
                                                       FIXED MATURITIES
      INVESTMENT RATING                                DECEMBER 31, 2006
                                                     ----------------------
                                                     ----------------------
      AAA                                                          20.5%
      AA                                                            8.4
      A                                                            26.9
      BBB                                                          38.4
                                                     ----------------------
                                                     ----------------------
          Investment grade                                         94.2
                                                     ----------------------
                                                     ----------------------
      BB                                                            5.0
      B and below                                                   0.8
                                                     ----------------------
                                                     ----------------------
          Below investment grade                                    5.8
                                                     ----------------------
                                                     ----------------------
          Total fixed maturities                                  100.0%
                                                     ======================

     The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $4.0 million and $4.1 million, respectively, at December 31, 2006. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2006 were $4.0 million and $4.1 million, respectively, and for the 12 months preceding December 31, 2005 were $4.0 million and $5.3 million, respectively.



6.   INVESTMENTS (CONTINUED)

     The cost or amortized cost, gross unrealized gains and losses and fair value of available for sale fixed maturities and equities were as follows
     (in thousands):

                                              COST OR           GROSS           GROSS
                                             AMORTIZED       UNREALIZED      UNREALIZED          FAIR
December 31, 2006                              COST             GAINS          LOSSES            VALUE
                                           --------------    ------------    ------------    --------------
                                           --------------    ------------    ------------    --------------
Fixed Maturities
U.S. Treasury securities                        $ 11,693             $ -           $ 281          $ 11,412
Foreign governments                                1,341             314               -             1,655
Public utilities                               2,753,801          62,651          26,298         2,790,154
Corporate securities                          25,220,870         530,472         351,648        25,399,694
Asset-backed securities                       10,035,281         122,647         120,937        10,036,991
                                           --------------    ------------    ------------    --------------
                                           --------------    ------------    ------------    --------------
Total fixed maturities                      $ 38,022,986       $ 716,084       $ 499,164      $ 38,239,906
                                           ==============    ============    ============    ==============
                                           ==============    ============    ============    ==============

Equities                                       $ 107,750        $ 13,843             $ -         $ 121,593
                                           ==============    ============    ============    ==============


                                               COST OR           GROSS           GROSS
                                             AMORTIZED        UNREALIZED      UNREALIZED          FAIR
December 31, 2005                              COST             GAINS           LOSSES           VALUE
                                           --------------    -------------   -------------   ---------------
                                           --------------    -------------   -------------   ---------------
Fixed Maturities
U.S. Treasury securities                        $ 39,561             $ 22           $ 756          $ 38,827
Foreign governments                               32,331              281             770            31,842
Public utilities                               2,937,225          103,964          16,353         3,024,836
Corporate securities                          27,984,571          867,709         308,982        28,543,298
Asset-backed securities                        8,640,123           95,291         125,010         8,610,404
                                           --------------    -------------   -------------   ---------------
                                           --------------    -------------   -------------   ---------------
Total fixed maturities                      $ 39,633,811      $ 1,067,267       $ 451,871      $ 40,249,207
                                           ==============    =============   =============   ===============
                                           ==============    =============   =============   ===============

Equities                                       $ 313,498         $ 14,736         $ 1,756         $ 326,478
                                           ==============    =============   =============   ===============


     At December 31, 2006 and 2005, available for sale securities without a readily ascertainable market value having an amortized cost of $5.7 billion and $5.9 billion, respectively, had estimated fair values of $5.7 billion and $6.0 billion, respectively.

     The amortized cost and fair value of fixed maturities at December 31, 2006, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

                                                      AMORTIZED
                                                         COST           FAIR VALUE
                                                    ---------------   ---------------
                                                    ---------------   ---------------
Due in 1 year or less                                  $ 1,189,966       $ 1,192,368
Due after 1 year through 5 years                         8,538,615         8,726,446
Due after 5 years through 10 years                      13,791,038        13,766,996
Due after 10 years through 20 years                      2,954,442         2,979,718
Due after 20 years                                       1,513,644         1,537,387
Asset-backed securities                                 10,035,281        10,036,991
                                                    ---------------   ---------------
                                                    ---------------   ---------------
Total                                                 $ 38,022,986      $ 38,239,906
                                                    ===============   ===============

     U.S. Treasury securities with a carrying value of $10.7 million and $13.5 million at December 31, 2006 and 2005, respectively, were on deposit with regulatory authorities, as required by law in various states in which business is conducted.


6.    INVESTMENTS (CONTINUED)

     The fair value and the amount of gross unrealized losses included in accumulated other comprehensive income in stockholder's equity were as follows (in thousands):

                                             LESS THAN 12 MONTHS          12 MONTHS OR LONGER                TOTAL
                                        ------------------------------ --------------------------- ----------------------------
                                        ------------------------------ --------------------------- ----------------------------
                                            GROSS                         GROSS                       GROSS
                                         UNREALIZED                    UNREALIZED                   UNREALIZED
DECEMBER 31, 2006                          LOSSES        FAIR VALUE      LOSSES      FAIR VALUE       LOSSES      FAIR VALUE
                                        -------------- --------------- ------------ -------------- ------------- --------------
                                        -------------- --------------- ------------ -------------- ------------- --------------
U.S. Treasury securities                         $ 27         $ 3,063        $ 254        $ 7,280         $ 281       $ 10,343
Foreign governments                                 -               -            -              -             -              -
Public utilities                                2,182         513,145       24,116        964,937        26,298      1,478,082
Corporate securities                           48,919       3,869,151      302,729     10,212,760       351,648     14,081,911
Asset-backed securities                         8,642       2,129,328      112,295      3,740,046       120,937      5,869,374
                                        -------------- --------------- ------------ -------------- ------------- --------------
                                        -------------- --------------- ------------ -------------- ------------- --------------
Subtotal - fixed maturities                    59,770       6,514,687      439,394     14,925,023       499,164     21,439,710
Equities                                            -               -            -              -             -              -
                                        -------------- --------------- ------------ -------------- ------------- --------------
                                        -------------- --------------- ------------ -------------- ------------- --------------
Total temporarily impaired
securities                                   $ 59,770     $ 6,514,687     $439,394   $ 14,925,023      $499,164   $ 21,439,710
                                        ============== =============== ============ ============== ============= ==============


                                         LESS THAN 12 MONTHS         12 MONTHS OR LONGER                  TOTAL
                                     ---------------------------- --------------------------- -----------------------------
                                     ---------------------------- --------------------------- -----------------------------
                                        GROSS                        GROSS                       GROSS
                                      UNREALIZED                   UNREALIZED                  UNREALIZED
DECEMBER 31, 2005                       LOSSES      FAIR VALUE       LOSSES      FAIR VALUE      LOSSES       FAIR VALUE
                                     ------------- -------------- ------------- ------------- ------------- ---------------
                                     ------------- -------------- ------------- ------------- ------------- ---------------
U.S. Treasury securities                    $ 756       $ 35,717           $ -           $ -         $ 756        $ 35,717
Foreign governments                           671         28,285            99         2,039           770          30,324
Public utilities                           15,125      1,055,007         1,228        42,302        16,353       1,097,309
Corporate securities                      250,414     12,914,442        58,568       927,820       308,982      13,842,262
Asset-backed securities                    44,837      3,303,743        80,173     2,190,168       125,010       5,493,911
                                     ------------- -------------- ------------- ------------- ------------- ---------------
                                     ------------- -------------- ------------- ------------- ------------- ---------------
Subtotal - fixed maturities               311,803     17,337,194       140,068     3,162,329       451,871      20,499,523
Equities                                    1,756         24,198             -             -         1,756          24,198
                                     ------------- -------------- ------------- ------------- ------------- ---------------
                                     ------------- -------------- ------------- ------------- ------------- ---------------
Total temporarily impaired
securities                              $ 313,559   $ 17,361,392     $ 140,068   $ 3,162,329     $ 453,627    $ 20,523,721
                                     ============= ============== ============= ============= ============= ===============


     The Company periodically reviews its fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, reasons for the decline in value, expectations for the amount and timing of a recovery in value and the Company's ability and intent to hold a security to recovery in value or of contractual cash flows. If it is determined that a decline in value of an investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income in stockholder's equity. If the decline is considered to be other-than-temporary, a realized loss is recognized in the consolidated income statements.

     Generally, securities with fair values that are less than 80% of amortized cost and other securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

     In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and must exercise considerable judgment in determining whether a security is other than temporarily




6.    INVESTMENTS (CONTINUED)

     impaired. Assessment factors include judgments about an obligor's current and projected financial position, an issuer's current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing obligations, the macro-economic outlook and micro-economic outlooks for specific industries and issuers. Assessing the duration of asset-backed securities can also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

     Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, the likelihood of recovering the carrying value based on the near term prospects of the issuer and the Company's ability and intent to hold the security until such a recovery may occur. Unrealized losses that are considered to be primarily the result of market conditions are usually determined to be temporary, e.g., minor increases in interest rates, unusual market volatility or industry-related events, and where the Company also believes there exists a reasonable expectation for recovery in the near term and, furthermore, has the intent and ability to hold the investment until maturity or the market recovery.
     To the extent factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

     The Company applies the provisions of EITF Issue No. 99-20, "Recognition of
     Interest Income and Impairment on Purchased and Retained Beneficial
     Interests in Securitized Financial Assets" ("EITF 99-20") when evaluating whether impairments on its other than high quality structured securities, including certain asset-backed securities and collateralized debt obligations, are other than temporary. The Company regularly reviews future cash flow assumptions and, in accordance with EITF 99-20, if there has been an adverse change in estimated cash flows to be received on a security, an impairment is recognized in the consolidated income statements. For privately placed structured securities, impairment amounts are based on discounted cash flows.

     There are inherent uncertainties in assessing the fair values assigned to the Company's investments and in determining whether a decline in market value is other-than-temporary. The Company's review of fair value involves several criteria including economic conditions, credit loss experience, other issuer-specific developments and future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealized losses currently in accumulated other comprehensive income may be recognized in the consolidated income statement in future periods.

     The Company currently intends to hold available for sale securities with unrealized losses not considered other than temporary until they mature or recover in value. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity and realize a loss.

     Of the total carrying value for fixed maturities in an unrealized loss position at December 31, 2006, 84.3% were investment grade, 4.9% were below investment grade and 10.8% were not rated. Unrealized losses from fixed maturities that were below investment grade or not rated represented approximately 20.9% of the aggregate gross unrealized losses on available for sale fixed maturities.

     Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2006, the industries representing the larger unrealized losses included energy (12.6% of fixed maturities gross unrealized losses) and financial services (11.7%). The Company had no material unrealized losses on individual fixed maturities or equities at December 31, 2006.



6.    INVESTMENTS (CONTINUED)

     The amount of gross unrealized losses for fixed maturities in a loss position by maturity date of the fixed maturities as of December 31, 2006 were as follows (in thousands):

Less than one year                                        $ 1,672
One to five years                                          56,851
Five to ten years                                         221,130
More than ten years                                        98,574
Asset-backed securities                                   120,937
                                                  ---------------
                                                  ---------------
Total gross unrealized losses                           $ 499,164
                                                  ===============

     MORTGAGE LOANS
     Commercial mortgage loans are net of allowance for loan losses of $13.1 million and $17.6 million at December 31, 2006 and 2005, respectively. At
     December 31, 2006, mortgage loans were collateralized by properties located in 38 states and Canada.

     SECURITIZATIONS
     In November 2003, Jackson executed the Piedmont CDO Trust ("Piedmont") securitization transaction. In this transaction, Jackson contributed
     $1,159.6 million of asset-backed securities, ultimately to Piedmont, which issued several classes of debt to acquire such securities. The transaction was recorded as a sale; however, Jackson retained beneficial interests in the contributed asset-backed securities of approximately 80% by acquiring certain securities issued by Piedmont. Piedmont is a Qualified Special
     Purpose Entity and accordingly, is not consolidated in the accompanying financial statements. Jackson's carrying value in securities issued by Piedmont totaled $636.6 million and $795.9 million at December 31, 2006 and 2005, respectively, and was included in asset-backed securities.

     OTHER INVESTED ASSETS
     Other invested assets primarily include investments in 1) limited partnerships, 2) derivative instruments with positive fair values and 3) real estate. Investments in limited partnerships have carrying values of $479.9 million and $710.3 million at December 31, 2006 and 2005, respectively. Real estate totaling $109.0 million and $142.4 million at December 31, 2006 and 2005, respectively, includes foreclosed properties with a book value of $10.5 million and $19.6 million at December 31, 2006 and 2005, respectively. Limited partnership income recognized by the Company was $133.0 million, $162.5 million and $105.2 million in 2006, 2005 and 2004, respectively.

     The fair value of free-standing derivative instruments reflects the estimated amounts, net of payment accruals, that the Company would receive or pay upon sale or termination of the contracts at the reporting date.
     With respect to swaps and put-swaptions, the notional amount represents the stated principal balance used as a basis for calculating payments. With respect to futures and options, the contractual amount represents the market exposure of open positions.



6.    INVESTMENTS (CONTINUED)

     A summary of the aggregate contractual or notional amounts and fair values of freestanding derivative instruments outstanding is as follows (in thousands):

                                          DECEMBER 31, 2006
                                        OTHER INVESTED ASSETS          OTHER LIABILITIES
                                     ---------------------------- -----------------------------
                                     ---------------------------- -----------------------------
                                     CONTRACTUAL/                  CONTRACTUAL/                      NET
                                       NOTIONAL         FAIR         NOTIONAL         FAIR           FAIR
                                        AMOUNT          VALUE         AMOUNT          VALUE         VALUE
                                     --------------  ------------ ---------------  ------------  -------------
                                     --------------  ------------ ---------------  ------------  -------------
Cross-currency swaps                   $ 1,051,577      $215,382        $ 50,000      $ (1,789)      $213,593
Credit default swaps                             -             -          36,000           (59)           (59)
Equity index call
options                                  1,140,750       108,472          22,718        (5,446)       103,026
Equity index put
options                                  5,300,000        32,837               -             -         32,837
Put-swaptions                           26,500,000         9,559      23,000,000          (459)         9,100
Futures                                          -             -         535,650        (1,238)        (1,238)
Total return swaps                         450,000        24,632         127,000       (13,470)        11,162
Interest rate swaps                      4,710,105       104,899       3,890,000      (156,495)       (51,596)
                                     --------------  ------------ ---------------  ------------  -------------
                                     --------------  ------------ ---------------  ------------  -------------
Total                                 $ 39,152,432      $495,781    $ 27,661,368    $ (178,956)      $316,825
                                     ==============  ============ ===============  ============  =============

                                          DECEMBER 31, 2005
                                        OTHER INVESTED ASSETS           OTHER LIABILITIES
                                     ----------------------------  -----------------------------
                                     ----------------------------  -----------------------------
                                     CONTRACTUAL/                  CONTRACTUAL/                        NET
                                       NOTIONAL          FAIR        NOTIONAL          FAIR           FAIR
                                        AMOUNT          VALUE         AMOUNT          VALUE           VALUE
                                     --------------   -----------  --------------  ------------- ----------------
                                     --------------   -----------  --------------  ------------- ----------------
Cross-currency swaps                     $ 947,735     $ 189,383       $ 672,653      $ (45,278)       $ 144,105
Equity index call
options                                  1,365,850       108,085          22,718         (3,566)         104,519
Equity index put
options                                  2,450,000        45,758               -              -           45,758
Put-swaptions                           16,000,000        11,634      25,000,000         (1,746)           9,888
Futures                                    313,700         6,825               -              -            6,825
Total return swaps                       1,050,000        66,248         206,272        (32,297)          33,951
Interest rate swaps                      4,063,566       107,330       6,092,000       (224,103)        (116,773)
                                     --------------   -----------  --------------  ------------- ----------------
                                     --------------   -----------  --------------  ------------- ----------------
Total                                 $ 26,190,851     $ 535,263    $ 31,993,643     $ (306,990)       $ 228,273
                                     ==============   ===========  ==============  ============= ================

     SECURITIES LENDING
     The Company has entered into securities lending agreements with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2006 and 2005, the estimated fair value of loaned securities was $306.5 million and $436.8 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis.
     Cash collateral received, in the amount of $235.9 million and $428.0 million at December 31, 2006 and 2005, respectively, was invested by the agent bank and included in short-term investments of the Company. A securities lending payable is included in liabilities for cash collateral received. Other collateral received, generally in the form of securities, totaled $89.2 million and $29.4 million at December 31, 2006 and 2005, respectively. Securities lending transactions are used to generate income.
     Income and expenses associated with these transactions are reported as net investment income.


7.    INVESTMENT INCOME, RISK MANAGEMENT ACTIVITY AND REALIZED GAINS AND LOSSES

     The sources of net investment income by major category were as follows (in thousands):

                                                              YEARS ENDED DECEMBER 31,
                                                       2006            2005           2004
                                                   --------------  -------------  -------------
                                                   --------------  -------------  -------------
Fixed maturities                                     $ 2,363,953    $ 2,340,984    $ 2,270,233
Other investment income                                  619,864        626,967        492,210
                                                   --------------  -------------  -------------
                                                   --------------  -------------  -------------
Total investment income                                2,983,817      2,967,951      2,762,443
Less investment expenses                                 (79,030)       (88,511)       (72,498)
                                                   --------------  -------------  -------------
                                                   --------------  -------------  -------------
Net investment income                                $ 2,904,787    $ 2,879,440    $ 2,689,945
                                                   ==============  =============  =============

     Risk management activity, including gains (losses) and change in fair value of derivative instruments and embedded derivatives, was as follows (in thousands):

                                                          YEARS ENDED DECEMBER 31,
                                                 2006            2005           2004
                                             --------------  -------------  --------------
                                             --------------  -------------  --------------
Interest rate swaps                              $ 106,907      $ 160,250        $ 16,618
Forwards                                                 -          6,891           4,024
Put-swaptions                                      (10,572)        (3,093)          8,390
Futures                                            (40,993)         4,086             708
Equity index call options                           33,460          4,548          48,870
Equity index put options                           (64,046)       (19,757)              -
Total return swaps                                  10,486              -          21,701
Fixed index annuity embedded derivatives          (154,696)       (20,247)        (30,024)
Credit default swaps                                 1,447              -               -
Variable annuity embedded derivatives               12,780         37,149          20,527
                                             --------------  -------------  --------------
                                             --------------  -------------  --------------
Risk management activity                        $ (105,227)     $ 169,827        $ 90,814
                                             ==============  =============  ==============

     Net realized gains (losses) on investments were as follows (in thousands):

                                               YEARS ENDED DECEMBER 31,
                                                 2006            2005           2004
                                             --------------  -------------  --------------
                                             --------------  -------------  --------------
Sales of fixed maturities
Gross gains                                   $       96,911  $      85,648  $    263,685
Gross losses                                      (113,800)       (53,395)        (67,352)
Sales of equities
Gross gains                                          7,796         25,243          33,037
Gross losses                                        (1,562)           (93)           (685)
Sales of real estate
Gross gains                                              -             19               -
Transfers to trading securities                          -              -          (9,300)
Impairment losses                                  (47,055)       (44,438)        (80,729)
                                             --------------  -------------  --------------
                                             --------------  -------------  --------------
Total                                            $ (57,710)      $ 12,984       $ 138,656
                                             ==============  =============  ==============

     Net realized gains (losses) on investments, net of amounts allocated to minority interest, totaled $(66.7) million, $12.0 million and $92.8 million in 2006, 2005 and 2004, respectively.



8.   VALUE OF ACQUIRED INSURANCE

     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November
     25, 1986 (the date the Company was acquired by Prudential). The value of acquired insurance in-force was determined by using assumptions as to interest, persistency and mortality. Profits were then discounted to arrive at the value of the insurance in-force.

     The amortization of acquired insurance was as follows (in thousands):

                                                          2006            2005         2004
                                                      --------------  -------------  ----------
                                                      --------------  -------------  ----------
Value of acquired insurance:
Balance, beginning of year                             $       23,578  $      45,768  $ 66,650
Interest, at rates varying from 6.5% to 9.5%                  1,108          3,258       5,277
Amortization                                                (24,686)       (25,448)    (26,159)
                                                      --------------  -------------  ----------
                                                      --------------  -------------  ----------
Balance, end of year                                            $ -       $ 23,578    $ 45,768
                                                      ==============  =============  ==========

9.   CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND VARIABLE ANNUITY GUARANTEES

     The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, b) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, or c) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (guaranteed minimum death benefit ("GMDB")), annuitization (guaranteed minimum income benefit ("GMIB")), or at specified dates during the accumulation period (guaranteed minimum withdrawal benefit
     ("GMWB")).


     The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue. Changes in liabilities for minimum guarantees are included in increase in reserves, net of reinsurance in the consolidated income statement, with the exception of changes in embedded derivatives, which are included in risk management activity. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements.


9. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND VARIABLE ANNUITY
GUARANTEES (CONTINUED)

     At December 31, 2006 and 2005, the company had variable contracts with guarantees, where net amount at risk is the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

                                                                                                                      Average
DECEMBER 31, 2006                                                                                                     Period
                                                                                                   Weighted            until
                                                        Minimum     Account       Net Amount        Average          Expected
                                                        Return       Value         at Risk       Attained Age      Annuitization
                                                       ----------  -----------  --------------- ----------------  ----------------
                                                       ----------  -----------  --------------- ----------------  ----------------
Return of net deposits plus a minimum return
           GMDB                                         0% - 5%     $ 17,036        $ 1,218       63.3 years
           GMIB                                         0% - 6%      $ 2,522         $ 21                           7.4 years
           GMWB - Premium only                                       $ 4,928          $ -
           GMWB - For life                              0% - 5%       $ 997           $ -
Highest specified anniversary account value minus
     withdrawals post-anniversary
           GMDB                                                       $ 3,266         $ 45         61.6 years
           GMWB - Highest anniversary only                            $ 1,854          $ 1
           GMWB - For life                                             $ 543           $ -
Combination net deposits plus minimum return, highest
specified anniversary account value minus withdrawals
post-anniversary
           GMDB                                         0% - 5%      $ 1,786          $ 5         63.8 years
           GMWB - For life                              0% - 5%       $ 962           $ -


                                                                                                                         Average
DECEMBER 31, 2005                                                                                                        Period
                                                                                                      Weighted            until
                                                           Minimum     Account       Net Amount        Average          Expected
                                                           Return       Value         at Risk       Attained Age      Annuitization
                                                          ----------  -----------  --------------- ----------------  ---------------
                                                          ----------  -----------  --------------- ----------------  ---------------
Return of net deposits plus a minimum return
           GMDB                                            0% - 5%     $ 11,471        $ 1,411       63.4 years
           GMIB                                            0% - 6%      $ 2,000         $ 21                               8.1 years
           GMWB                                                         $ 4,380          $ 1
Highest specified anniversary account value minus
     withdrawals post-anniversary - GMDB                                $ 1,886         $ 47         61.2 years
Combination net deposits plus minimum return, highest
     specified anniversary account value minus
     withdrawals post-anniversary - GMDB                   0% - 5%      $ 1,243          $ 5         63.7 years



     Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

                                           DECEMBER 31,
                                 -------------------------------
                                 -------------------------------
Fund type:                         2006                 2005
                                 ----------           ----------
                                 ----------           ----------
Equity                            $ 18,937             $ 12,388
Bond                                 1,508                1,156
Balanced                             1,373                  903
Money market                           269                  160
                                 ----------           ----------
                                 ----------           ----------
Total                             $ 22,087             $ 14,607
                                 ==========           ==========



9. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND VARIABLE ANNUITY
GUARANTEES (CONTINUED)

     GMDB liabilities, before reinsurance, reflected in the general account are as follows (in millions):

                                                               2006          2005           2004
                                                           -------------  ------------   ------------
Balance at January 1                                             $ 37.0        $ 42.0         $ 50.1
Incurred guaranteed benefits                                       43.6          21.2           19.1
Paid guaranteed benefits                                          (24.0)        (26.2)         (27.2)
                                                           -------------  ------------   ------------
Balance at December 31                                           $ 56.6        $ 37.0         $ 42.0
                                                           =============  ============   ============
Balance at December 31, net of reinsurance                        $ 1.9         $ 0.8          $ 0.9
                                                           =============  ============   ============






     The GMDB liability is determined at each period end by estimating the expected value of death MITTED] benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2006 and 2005:
1)            Use of a series of deterministic investment performance scenarios.
2) Mean investment performance assumption of 8.4% after investment management fees, but before investment advisory fees and mortality and expense charges.
3)            Mortality equal to 80% of the Annuity 2000 table.
4) Lapse rates varying by contract type and duration and ranging from 2% to 50%, with an average of 7% during the surrender charge period and 13% thereafter at December 31, 2006 and from 2% to 40%, with an average of 5% during the surrender charge period and 12% thereafter at December 31, 2005.
5)            Discount rate of 8.4%.

     Most GMWB reserves are considered to be derivatives under FAS 133 and are recognized at fair value, with the change in fair value included in risk management activity. As the nature of the cash flows used to derive the fair value of these reserves may be quite varied, the fair value is calculated as the average of the results from 1,000 stochastic scenarios.
     These scenarios incorporate assumptions regarding expected market volatility, correlations of market returns and discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the LIBOR forward curve as of that date and market volatility as determined with reference to implied volatility data and evaluations of historical volatilities for various indices. The risk-free spot rates as represented by the LIBOR spot curve as of the valuation date are used to determine the present value of expected future cash flows produced in the stochastic process. The negative GMWB reserve at December 31 2006 and 2005 totaled $56.0 million and $26.5 million, respectively, and is included in other assets.

     Since October 2004, Jackson has issued certain GMWB products that guarantee payments over a lifetime. Reserves for these lifetime benefits are calculated as required by SOP 03-1. At December 31, 2006 and 2005, these
     SOP 03-1 reserves are immaterial.

     The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments.
     The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating the direct GMIB liability at December 31, 2006 and 2005, are consistent with those used for calculating the GMDB liability. These GMIB SOP 03-1 reserves are minimal at December 31, 2006 and 2005.



9. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND VARIABLE ANNUITY
GUARANTEES (CONTINUED)

     OTHER LIABILITIES - INSURANCE AND ANNUITIZATION BENEFITS
     The Company has established additional reserves for life insurance business due to: universal life ("UL") plans with secondary guarantees, interest-sensitive life ("ISWL") plans that exhibit "profits followed by loss" patterns and account balance adjustments to tabular guaranteed cash values on one interest sensitive life plan. The Company also has a small closed block of two-tier annuities, where different crediting rates are used for annuitization and surrender benefit calculations, for which a liability was established to cover future annuitization benefits in excess of surrender values. The Company also has a small closed block of two-tier annuities, where different crediting rates are used for annuitization and surrender benefit calculations. The total liability for this block is the low tier funding using the lower credited rate associated with surrenders, plus the SOP 03-1 annuitization reserve.

     Liabilities for these benefits have been established according to the methodology prescribed in SOP 03-1, as follows:

                                  DECEMBER 31, 2006                         DECEMBER 31, 2005
                               ---------------------------------------  -----------------------------------------
                               ----------------------------------------------------------------------------------
Benefit Type                    Liability    Net Amount   Weighted AverageLiability Age Net Amount   Weighted Average
                               (in millions)  at Risk                   (in millions)    at Risk        Attained
                                           (in millions)*                             (in millions)*      Age
---------------------------    ----------------------------------------------------------------------------------
---------------------------    ---------------------------------------  -----------------------------------------
UL insurance benefit              $ 57       $ 4,992      54.5 years        $ 58        $ 4,620      54.6 years
Two-tier annuitization            $ 7          $ 37       60.7 years        $ 7           $ 39       59.4 years
ISWL account balance
adjustment                        $ 40            n/a          n/a          $ 34             n/a          n/a

     * Net amount at risk  ("NAR")  for the UL benefits is for the total of
     the  plans  containing  any  policies  having  projected   non-zero  excess
     benefits,  and thus may  include  NAR for some  policies  with zero  excess benefits.

     The following assumptions and methodology were used to determine the UL insurance benefit liability at December 31, 2006 and 2005:

     1)   Use of a series of deterministic premium persistency scenarios.
     2) Other experience assumptions similar to those used in amortization of deferred acquisition costs.
     3)   Discount  rates equal to the credited  interest  rates,  approximately
          4%-5% projected.

     The following assumptions and methodology were used to determine the two-tier annuitization benefit liability at December 31, 2006 and 2005:

     1) Use of a series of deterministic scenarios, varying by surrender rate and annuitization rate.

     2) Other experience assumptions similar to those used in amortization of deferred acquisition costs.

     3) Discount rates are equal to credited interest rates, approximately, 3%-4% projected at December 31, 2006 and 3% - 5% projected at December
          31, 2005.



10.  NOTES PAYABLE

     The aggregate carrying value and fair value of notes payable at December
     31, 2006 and 2005 were as follows (in thousands):

                                                     DECEMBER 31,
                                      2006                      2005
                                  -------------------------  ------------------------
                                  -------------------------  ------------------------
                                    CARRYING                  CARRYING
                                     VALUE     FAIR VALUE       VALUE    FAIR VALUE
                                  -------------------------  ------------------------
                                  -------------------------  ------------------------
Surplus notes                         $249,265    $308,550      $249,251    $314,350
Tuscany notes                          114,381     114,381       224,712     224,712
Mortgage loans                          34,866      34,866         4,226       4,226
VIE equity classes                       3,750       3,750         8,750       8,750
                                  -------------------------  ------------------------
                                  -------------------------  ------------------------
Total                                 $402,262    $461,547      $486,939    $552,038
                                  =========================  ========================

     SURPLUS NOTES
     On March 15, 1997, the Company issued 8.15% Surplus Notes (the "Notes") in the principal amount of $250.0 million due March 15, 2027. The Notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims.

     Under Michigan Insurance law, for statutory reporting purposes, the Notes are not part of the legal liabilities of the Company and are considered capital and surplus. Payments of interest or principal may only be made with the prior approval of the Commissioner of Insurance of the State of Michigan and only out of surplus earnings which the Commissioner determines to be available for such payments under Michigan Insurance law. The Notes may not be redeemed at the option of the Company or any holder prior to maturity.

     Interest is payable semi-annually on March 15 and September 15 of each year. Interest paid on the Notes was $20.4 million in each of 2006, 2005 and 2004.

     TUSCANY NOTES
     On December 19, 2001, Tuscany CDO, Limited, a VIE in which Jackson is the primary beneficiary, issued $900.0 million of senior and subordinated notes. At issuance, the most senior notes, initially totaling $450.0 million, due February 25, 2010 were sold to unrelated parties with the remaining senior and subordinated notes retained by the Company. The most senior notes were paid in full by August 2006. In 2003, the second most senior notes, initially totaling $129.0 million, due February 25, 2015 were sold to unrelated parties. The most senior notes bore interest at LIBOR plus .38% and the second most senior notes bear interest at LIBOR plus .47%
     (collectively, "Tuscany Notes"). At December 31, 2006 and 2005, the weighted average rate on the Tuscany Notes was 5.93% and 4.48%, respectively. Interest paid totaled $11.0 million, $6.8 million and $3.7 million in 2006, 2005 and 2004, respectively.

     MORTGAGE LOANS
     Certain consolidated real estate VIEs, including certain entities that were newly consolidated in 2006, have outstanding mortgage loans at a weighted average interest rate of 6.53% and 8.55% at December 31, 2006 and 2005, respectively, with maturities through 2016. Interest paid totaled $2.8 million, $273 thousand and $160 thousand in 2006, 2005 and 2004, respectively.

     VIE EQUITY CLASSES
     Certain of the VIEs have "equity" classes issued in the form of non-investment grade debt with maturities through November 2013.
     Accordingly, these equity classes are classified as notes payable rather than minority interest in the consolidated balance sheets. These notes accrue contingent interest in addition to the stated coupon. The outstanding principal amounts accrued interest at a weighted average interest rate of 7.12% and 8.31% at December 31, 2006 and 2005, respectively. Interest paid on the notes in 2006, 2005 and 2004 totaled
     $20.0 million, $664 thousand and $456 thousand, respectively.





11.  REVERSE REPURCHASE AGREEMENTS

     During 2006 and 2005, the Company entered into reverse repurchase and dollar roll repurchase agreements whereby the Company agreed to sell and repurchase securities. These activities have been accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheets. Short-term borrowings under such agreements averaged $33.9 million and $17.4 million during 2006 and 2005, respectively, at weighted average interest rates of 4.53% and 2.25%, respectively. There was no outstanding balance as of December 31, 2006. The outstanding balance totaled $300.0 million at December 31, 2005 and was included in other liabilities. Interest paid totaled $1.5 million, $0.4 million and $0.2 million in 2006, 2005 and 2004, respectively. The highest level of short-term borrowings at any month end was $230.0 million in 2006 and $300.0 million in 2005.

12.  REINSURANCE

     The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $2.0 million. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     In connection with the purchase of Life of Georgia, Jackson acquired certain lines of business that were wholly ceded to non-affiliates. These include both direct and assumed accident and health business, direct and assumed life insurance business, and certain institutional annuities.

     With the approval of the Michigan Commissioner of Insurance, Jackson cedes the guaranteed minimum death benefit coverage associated with certain variable annuities issued prior to 2002 to an affiliate, Prudential
     Atlantic Reinsurance Company, Dublin, Ireland ("PARC"). PARC is a wholly owned subsidiary of Prudential. The income statement impact of the treaty is negligible, as the reinsurance premium, net of claims, approximates the change in the GMDB reserve.

     The effect of reinsurance on premiums was as follows (in thousands):

                                                      YEARS ENDED DECEMBER 31,
                                                  2006          2005         2004
                                               ------------  -----------  ------------
                                               ------------  -----------  ------------
Direct premiums:
Life                                             $ 361,016    $ 347,831     $ 314,168
Accident and health                                 22,297       14,855             -
Plus reinsurance assumed:
Life                                                 3,984       12,629             6
Accident and health                                  2,113        1,232             -
Less reinsurance ceded:
Life                                              (134,251)    (134,258)     (126,778)
Accident and health                                (24,410)     (16,087)            -
Guaranteed annuity benefits                        (34,548)     (27,141)      (25,054)
                                               ------------  -----------  ------------
                                               ------------  -----------  ------------
Total net premiums                               $ 196,201    $ 199,061     $ 162,342
                                               ============  ===========  ============

     Premiums ceded for guaranteed annuity benefits included $24.5 million, $19.4 million and $20.2 million premiums ceded to PARC during 2006, 2005 and 2004, respectively.



12.  REINSURANCE (CONTINUED)

     Components of the reinsurance recoverable asset were as follows (in thousands):

                                                      DECEMBER 31,
                                                  2006            2005
                                               ------------    ------------
                                               ------------    ------------
Reserves:
Life                                              $735,904       $ 681,765
Accident and health                                 32,560          39,047
Guaranteed annuity benefits                         70,675         171,310
Claims liability                                    37,997          41,254
Other                                                9,831          10,362
                                               ------------    ------------
                                               ------------    ------------
Total                                             $886,967       $ 943,738
                                               ============    ============

     Reserves reinsured through Brooke Life were $56.8 million and $59.4 million at December 31, 2006 and 2005, respectively. Reserves reinsured through PARC were $54.7 million and $36.3 million at December 31, 2006 and 2005, respectively.

13.  FEDERAL INCOME TAXES

     The components of the provision for federal income taxes were as follows (in thousands):

                                                        YEARS ENDED DECEMBER 31,
                                               2006            2005          2004
                                            ------------   -------------  ------------
                                            ------------   -------------  ------------
Current tax expense                            $240,858        $174,180      $ 87,196
Deferred tax expense                             22,558         141,115       216,880
                                            ------------   -------------  ------------
                                            ------------   -------------  ------------

Federal income tax expense                     $263,416        $315,295      $304,076
                                            ============   =============  ============

     Federal income tax expense reported for discontinued operations totaled $40.6 million in 2004.

     The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2006, 2005 and 2004 as follows (in thousands):

                                                           YEARS ENDED DECEMBER 31,
                                                      2006          2005          2004
                                                  -------------  ------------  ------------
                                                  -------------  ------------  ------------
Income taxes at statutory rate                        $278,612      $318,279      $304,123
Dividends received deduction                           (15,156)       (3,437)            -
Other                                                      (40)          452           (47)
                                                  -------------  ------------  ------------
                                                  -------------  ------------  ------------
Provision for federal income taxes                    $263,416      $315,294      $304,076
                                                  =============  ============  ============
                                                  =============  ============  ============

Effective tax rate                                       33.1%         34.7%         35.0%
                                                  =============  ============  ============

     Federal income taxes paid were $214.0 million, $165.1 million and $105.5 million in 2006, 2005 and 2004, respectively.





13.  FEDERAL INCOME TAXES (CONTINUED)

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows (in thousands):

                                                                                      DECEMBER 31,
                                                                                 2006           2005
                                                                             -------------  -------------
                                                                             -------------  -------------
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items                                       $ 860,143      $ 745,761
Investments                                                                       138,758        163,076
Deferred compensation                                                              56,866         47,550
Other, net                                                                         48,543         48,715
                                                                             -------------  -------------
                                                                             -------------  -------------
Total gross deferred tax asset                                                  1,104,310      1,005,102
                                                                             -------------  -------------
                                                                             -------------  -------------

GROSS DEFERRED TAX LIABILITY
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements                                 (976,968)      (786,538)
Value of the insurance in-force                                                         -         (8,252)
Other assets                                                                       (3,354)       (24,469)
Net unrealized gains on available for sale securities                             (80,579)      (218,250)
Other, net                                                                        (27,249)        (8,176)
                                                                             -------------  -------------
                                                                             -------------  -------------
Total gross deferred tax liability                                             (1,088,150)    (1,045,685)
                                                                             -------------  -------------
                                                                             -------------  -------------

Net deferred tax asset (liability)                                            $     16,160   $    (40,583)
                                                                             =============  =============

     Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the gross deferred tax asset.

     At December 31, 2006, the Company had no federal tax capital loss carryforwards available for future use.

14.  COMMITMENTS AND CONTINGENCIES

     The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition or results of operations.
     Jackson has been named in civil litigation proceedings which appear to be substantially similar to other class action litigation brought against many life insurers alleging misconduct in the sale of insurance products. The
     Company accrues for legal contingencies once the contingency is deemed to be probable and estimable. Accordingly, at December 31, 2006 and 2005, Jackson had recorded accruals totaling $11.0 million and $7.1 million, respectively. Additionally, in connection with the purchase of Life of Georgia, Jackson assumed a $9.4 million liability related to a class action lawsuit. This liability has been fully indemnified by ING Groep, N.V. and an indemnification receivable of $9.4 million has been included in other assets.

     State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessments to solvent insurance companies based on location, volume and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received at the end of 2006 and 2005, the Company's reserve for future state guaranty fund assessments was $18.0 million and $19.3 million, respectively. The Company believes the reserve is adequate for all anticipated payments for known insolvencies.



14.  COMMITMENTS AND CONTINGENCIES (CONTINUED)

     The Company had unfunded commitments related to its investments in limited partnerships totaling $339.7 million and $389.1 million at December 31, 2006 and 2005, respectively.

     The Company leases office space, land and equipment under several operating leases that expire at various dates through 2051. Certain leases include escalating lease rates, lease abatements and other incentives and, as a result, at December 31, 2006, Jackson recorded a liability of $2.0 million for future lease payments. Lease expense was $23.0 million, $28.5 million and $27.9 million in 2006, 2005 and 2004, respectively. Future minimum payments under these noncancellable operating leases are as follows (in thousands):

2007                                                               $ 7,124
2008                                                                 6,980
2009                                                                 4,172
2010                                                                 3,408
2011                                                                 3,400
Thereafter                                                          28,167
                                                                 ------------
                                                                 ------------
Total                                                             $ 53,251
                                                                 ============

     Jackson subleased office space under several operating leases that expire at various dates through 2008. Total future lease income to be received on the subleased property is $1.5 million. Lease income for the subleased property totaled $0.7 million per year in 2006, 2005 and 2004.

15.  STOCKHOLDER'S EQUITY

     Under Michigan Insurance Law, dividends on capital stock can only be distributed out of earned surplus, unless the Commissioner approves the dividend prior to payment. Furthermore, without the prior approval of the Commissioner, dividends cannot be distributed if all dividends made within the preceding 12 months exceed the greater of statutory net income less realized gains or 10% of the Company's statutory surplus for the prior year. In 2007, the maximum amount of dividends that can be paid by the Company without prior approval of the Commissioner under this limitation approximates $412.3 million.

     The Company received capital contributions from its parent of $49.7 million, $292.3 million and $28.7 million in 2006, 2005 and 2004, respectively. Contributions received in 2006 included the transfer of $6.9 million in net assets of an affiliate. Contributions received in 2005 included common stock of $260.7 million in Life of Georgia. The capital contributions also included $29.1 million, $31.6 million and $28.7 million in 2006, 2005 and 2004, respectively, from Brooke Life's forgiveness of an intercompany tax liability. Dividend payments were $209.1 million, $410.8 million and $120.0 million in 2006, 2005 and 2004, respectively. Dividends paid in 2005 include $260.8 million paid to Brooke Life to fund the purchase of Life of Georgia.

     Statutory capital and surplus of the Company, as reported in its Annual
     Statement, was $3.7 billion and $3.4 billion at December 31, 2006 and 2005, respectively. Statutory net income of the Company, as reported in its Annual Statement, was $412.3 million, $565.1 million and $624.5 million in 2006, 2005 and 2004, respectively. Statutory net income included pre-acquisition Life of Georgia net income of $112.1 million and $8.2 million in 2005 and 2004, respectively, in accordance with statutory guidelines.




16.  OTHER RELATED PARTY TRANSACTIONS

     The Company's investment portfolio is managed by PPM America, Inc.
     ("PPMA"), a registered investment advisor, and PPM Finance, Inc.
     (collectively, "PPM"). PPM is ultimately a wholly owned subsidiary of Prudential. The Company paid $35.9 million, $35.6 million and $33.2 million to PPM for investment advisory services during 2006, 2005 and 2004, respectively.

     In 2006, Jackson issued $125.6 million in loans to an affiliate, Brooke
     Holdings, LLC. The loans were unsecured and were repaid in full during the year. Interest on these loans (ranging from 4.60% per annum to 5.50% per annum) totaled $4.3 million during 2006. In December 2006, Jackson issued an additional $16.0 million loan to Brooke Holdings, LLC. This loan is also unsecured and matures December 31, 2007. Interest on this loan, at a rate of 5.00% per annum, totaled $38 thousand in 2006.

     Also in 2006, Jackson issued a $5.0 million loan to an affiliate, Brooke
     GP. The loan was unsecured and repaid in September 2006. Interest on this loan, at a rate of 5.44% per annum, totaled $39 thousand in 2006.

     In 2004, Jackson issued $13.0 million in loans to Brooke Holdings, Inc. The loans were unsecured and were repaid in 2005. Interest on these loans (at a rate of 2.75% per annum in 2005 and 1.75% per annum in 2004) totaled $309.7 thousand and $223.6 thousand in 2005 and 2004, respectively.

     Included in notes payable is debt in the amount of $1.5 million and $3.5 million payable to affiliates PPM Holdings, Inc. ("PPMH") and PPMA at December 31, 2006 and 2005, respectively. Interest accrued on this debt, including contingent interest, of $5.0 million and $15.2 million is included in other liabilities at December 31, 2006 and 2005, respectively.
     Outstanding principal amounts accrued interest at a weighted average interest rate of 7.12% and 8.31% at December 31, 2006 and 2005, respectively. Interest paid to PPMH and PPMA totaled $8.0 million and $266 thousand in 2006 and 2005, respectively.

     Jackson has entered into shared services administrative agreements with affiliates PPMA and National Planning Holdings, Inc. ("NPH"). Under the shared services administrative agreements, Jackson allocated $5.2 million, $5.0 million and $6.3 million of certain management and corporate services expenses to affiliates in 2006, 2005 and 2004, respectively.

     Jackson provides a $40.0 million revolving credit facility to PPMA. The loan is unsecured, matures on September 9, 2008, accrues interest at LIBOR plus 2% per annum, and has a commitment fee of 0.25% per annum. There was no balance outstanding at December 31, 2006 or 2005. The highest outstanding loan balance during 2006 and 2005 was $11.5 million and $20.0 million, respectively. Interest and commitment fees totaled $175 thousand, $306 thousand and $124 thousand during 2006, 2005 and 2004, respectively.

     In 2003, Jackson provided a $20.0 million revolving credit facility to Investment Centers of America, Inc., a wholly owned subsidiary of NPH. The loan was unsecured and was scheduled to mature on November 14, 2008, accruing interest at LIBOR plus 2% per annum with a commitment fee of 0.10% per annum. There was no balance outstanding at December 31, 2005. The highest outstanding loan balance during 2005 was $14.2 million. Interest and commitment fees totaled $10 thousand, $52 thousand and $24 thousand in 2006, 2005 and 2004, respectively. No borrowings were made against this credit facility during 2006 and the facility was terminated in July 2006.




17.  BENEFIT PLANS

     The Company has a defined contribution retirement plan covering substantially all employees. To be eligible to participate in the Company's contribution, an employee must have attained the age of 21, have completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employee must be employed on the applicable January 1 or July 1 entry date. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches up to 6 percent of a participant's elective contribution to the plan during the year. The
     Company's expense related to this plan was $8.9 million, $7.2 million and $7.8 million in 2006, 2005 and 2004, respectively.

     The Company maintains non-qualified voluntary deferred compensation plans for certain agents and employees. At December 31, 2006 and 2005, the liability for such plans totaled $162.4 million and $135.9 million, respectively. Jackson invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. The Company's expense related to these plans, including a match of elective deferrals for the agents' deferred compensation plan, was $21.5 million, $18.6 million and $20.7 million in 2006, 2005 and 2004, respectively.


PART C.       OTHER INFORMATION

Item 24.      Financial Statements and Exhibits

        (a) Financial Statements:

                  (1) Financial statements and schedules included in Part A:

                             Not Applicable

                  (2) Financial statements and schedules included in Part B:

                      Jackson National Separate Account V:

                             Report of Independent Registered Public Accounting
                               Firm
                             Statements of Assets and Liabilities as of
                               December 31, 2006
                             Statements of Operations for the period ended
                               December 31, 2006
                             Statement of Changes in Net Assets for the periods
                               ended December 31, 2006 and 2005
                             Notes to Financial Statements

                      Jackson National Life Insurance Company:

                             Report of Independent Registered Public Accounting
                               Firm
                             Consolidated Balance Sheets as of December 31,
                               2006 and 2005
                             Consolidated Income Statements for the years ended
                               December 31, 2006, 2005, and 2004
                             Consolidated Statements of Stockholder's Equity and
                               Comprehensive Income for the years ended
                               December 31, 2006, 2005, and 2004
                             Consolidated Statements of Cash Flows for the years
                               ended December 31, 2006, 2005, and 2004
                             Notes to Consolidated Financial Statements

Item 24.(b)        Exhibits

Exhibit      Description
No.

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to the Registrant's Registration Statement filed on January 15, 1999 (File Nos. 333-70697 and 811-09119).

2.           Not Applicable

3.a. General Distributor Agreement, incorporated by reference to Registrant's Pre-Effective Amendment Number 1 filed on August 13, 1999 (File Nos. 333-70697 and 811-09119).

b. Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

4.a. Form of the Perspective Advantage Fixed and Variable Annuity Contract, incorporated by reference to the Registrant's Registration Statement filed on January 15, 1999 (File Nos. 333-70697 and 811-09119).

b. Form of the Perspective Advantage Fixed and Variable Annuity Contract (Unisex Tables), incorporated by reference to the Registrant's Registration Statement filed on January 15, 1999 (File Nos. 333-70697 and 811-09119).

c. Form of Spousal Continuation Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 4 filed on April 29, 2002 (File Nos. 333-70697 and 811-09119).

d. Form of Preselected Death Benefit Option Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 4 filed on April 29, 2002 (File Nos. 333-70697 and 811-09119).

e. Specimen of Charitable Remainder Trust Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 23, 2004 (File Nos. 333-118368 and 811-08664).

f. Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

g. Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

h. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

i. Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

j. Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

k. Specimen of the 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

l. Specimen of the 7% Guaranteed Minimum Withdrawal Benefit With 5 Year Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

m. Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

n. Specimen of 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

o. Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41, filed on
             August 23, 2007 (File Nos. 333-70472 and 811-08664).

p. Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

q. Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

r. For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

5.a. Form of the Perspective Advantage Fixed and Variable Annuity Application, incorporated by reference to Registrant's Pre-Effective Amendment Number 1 filed on August 13, 1999 (File Nos. 333-70697 and 811-09119).

b. Form of the Perspective Advantage Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on October 10, 2001 (File Nos. 333-70697 and 811-09119).

c. Form of the Perspective Advantage Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 13, filed on April 26, 2007 (File Nos. 333-70697 and 811-09119).

d. Form of the Perspective Advantage Fixed and Variable Annuity Application, attached hereto.

6.a. Articles of Incorporation of Depositor, incorporated by reference to the Registrant's Registration Statement filed on January 15, 1999 (File Nos. 333-70697 and 811-09119).

b. By-laws of Depositor, incorporated by reference to the Registrant's Registration Statement filed on January 15, 1999 (File Nos. 333-70697 and 811-09119).

7. Specimen of Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on December 15, 2003 (File Nos. 333-70697 and 811-09119).

8.           Not Applicable

9.           Opinion and Consent of Counsel, attached hereto.

10. Consent of Independent Registered Public Accounting Firm, attached hereto.

11.          Not Applicable

12.          Not Applicable

Item 25.       Directors and Officers of the Depositor


Name and Principal Business Address                    Positions and Offices with Depositor

Richard D. Ash                                         Vice President
1 Corporate Way
Lansing, MI 48951

John B. Banez                                          Vice President
1 Corporate Way
Lansing, MI 48951

James P. Binder                                        Senior Vice President & Treasurer
1 Corporate Way
Lansing, MI 48951

John H. Brown                                          Vice President
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark                                      Vice President
1 Corporate Way
Lansing, MI 48951

Marianne Clone                                         Vice President
1 Corporate Way
Lansing, MI 48951

James B. Croom                                         Vice President & Deputy General Counsel
1 Corporate Way
Lansing, MI 48951

Lisa C. Drake                                          Senior Vice President & Chief Actuary
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves                                    Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts                                       Senior Vice President & Controller
1 Corporate Way
Lansing, MI 48951

James D. Garrison                                      Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley                                       Vice President & Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Cliff S. Hale, M.D.                                    Vice President
1 Corporate Way
Lansing, MI 48951

Andrew B. Hopping                                      Executive Vice President, Chief Financial Officer
1 Corporate Way                                        & Director
Lansing, MI 48951

Stephen A. Hrapkiewicz, Jr.                            Senior Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                       Executive Vice President & Chief Distribution Officer
7601 Technology Way
Denver, CO 80237

Everett W. Kunzelman                                   Vice President
1 Corporate Way
Lansing, MI 48951

Lynn W. Lopes                                          Vice President
1 Corporate Way
Lansing, MI 48951

Clark P. Manning, Jr.                                  President & Chief Executive Officer & Director
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                                        Senior Vice President, General Counsel & Secretary
1 Corporate Way
Lansing, MI 48951

Dean M. Miller                                         Vice President
1 Corporate Way
Lansing, MI 48951

Keith R. Moore                                         Vice President
1 Corporate Way
Lansing, MI 48951

Jacky Morin                                            Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers                                          Senior Vice President
1 Corporate Way
Lansing, MI 48951

J. George Napoles                                      Executive Vice President & Chief Administration
1 Corporate Way                                        Officer
Lansing, MI 48951

Mark D. Nerud                                          Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Russell E. Peck                                        Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn                                     Vice President
1 Corporate Way
Lansing, Michigan 48951

James B. Quinn                                         Vice President
1 Corporate Way
Lansing, MI 48951

William R. Schulz                                      Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen M. Smith                                      Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang                                      Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha                                         Executive Vice President & Director
1 Corporate Way
Lansing, MI 48951

Eamon J. Twomey                                        Vice President
1 Corporate Way
Lansing, MI 48951

Robert M. Tucker, Jr.                                  Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells                                       Chief Operating Officer & Director
401 Wilshire Boulevard
Suite 1200
Santa Monica, CA 90401

Item 26.         Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company                      State of Organization      Control/Ownership          Business Principal

Alcona Funding LLC           Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Berrien Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Brooke GP                    Delaware                   99% Brooke (Holdco 1)      Holding Company
                                                        Inc.                       Activities

                                                        1% Brooke (Holdco 2)
                                                        Inc.

Brooke LLC                   Delaware                   77% Prudential (US         Holding Company
                                                        Holdco 2) Limited          Activities

                                                        23% Brooke (Jersey)
                                                        Limited

Brooke (Holdco 1) Inc.       Delaware                   100% Prudential (US        Holding Company
                                                        Holdco 3) BV               Activities

Brooke (Holdco 2) Inc.       Delaware                   100% Brooke (Holdco 1)     Holding Company
                                                        Inc.                       Activities

Brooke Holdings LLC          Delaware                   100% Nicole Finance        Holding Company
                                                        Inc.                       Activities

Brooke Holdings (UK)         United Kingdom             100% Brooke GP             Holding Company
Limited                                                                            Activities

Brooke Investment, Inc.      Delaware                   100% Brooke Holdings       Investment Related
                                                        LLC                        Company

Brooke Life Insurance        Michigan                   100% Brooke Holdings       Life Insurance
Company                                                 LLC

Brooke (Jersey) Limited      United Kingdom             100% Prudential (US        Holding Company
                                                        Holdco 2) Limited          Activities

Calhoun Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Crescent Telephone           Delaware                   100% Jackson National      Telecommunications
                                                        Life Insurance Company

Curian Capital, LLC          Michigan                   100% Jackson National      Registered Investment
                                                        Life Insurance Company     Advisor

Curian Clearing LLC          Michigan                   100% Jackson National      Broker/Dealer
(formerly, BH Clearing                                  Life Insurance Company
LLC)

Equestrian Pointe            Illinois                   100% Jackson National      Real Estate
Investors, L.L.C.                                       Life Insurance Company

GCI Holding Corporation      Delaware                   75.8% Jackson National     Holding Company
                                                        Life Insurance Company     Activities

Hermitage Management, LLC    Michigan                   100% Jackson National      Advertising Agency
                                                        Life Insurance Company

Holborn Delaware LLC         Delaware                   100% Prudential Four       Holding Company
                                                        Limited                    Activities

IFC Holdings, Inc.           Delaware                   100% National Planning     Broker/Dealer and
d/b/a INVEST Financial                                  Holdings Inc.              Investment Adviser
Corporation

Investment Centers of        North Dakota               100% IFC Holdings, Inc.    Broker/Dealer and
America, Inc.                                                                      Investment Adviser

JNL Investors Series Trust   Massachusetts              100% Jackson National      Investment Company
                                                        Life Insurance Company

Jackson National Asset       Michigan                   100% Jackson National      Investment Adviser and
Management, LLC                                         Life Insurance Company     Transfer Agent

Jackson National Life        Bermuda                    100% Jackson National      Life Insurance
(Bermuda) Ltd.                                          Life Insurance Company

Jackson National Life        Delaware                   100% Jackson National      Advertising/Marketing
Distributors LLC                                        Life Insurance Company     Corporation and
                                                                                   Broker/Dealer

Jackson National Life        New York                   100% Jackson National      Life Insurance
Insurance Company                                       Life Insurance Company
of New York

JNLI LLC                     Delaware                   100% Jackson National      Tuscany Notes
                                                        Life Insurance Company

JNL Series Trust             Massachusetts              Common Law Trust with      Investment Company
                                                        contractual association
                                                        with Jackson National
                                                        Life Insurance Company
                                                        of New York

JNL Southeast Agency LLC     Michigan                   100% Jackson National      Insurance Agency
                                                        Life Insurance Company

JNL Variable Fund LLC        Delaware                   100% Jackson National      Investment Company
                                                        Separate Account - I

JNLNY Variable Fund I LLC    Delaware                   100% JNLNY Separate        Investment Company
                                                        Account I

Meadows NRH Associates,      Texas                      100% Meadows NRH, Inc.     Real Estate
L.P.

Meadows NRH, Inc.            Texas                      100% Jackson National      Real Estate
                                                        Life Insurance Company

National Planning            Delaware                   100% National Planning     Broker/Dealer and
Corporation                                             Holdings, Inc.             Investment Adviser

National Planning            Delaware                   100% Brooke Holdings       Holding Company
Holdings, Inc.                                          LLC                        Activities

Nicole Finance Inc.          Delaware                   100% Brooke GP             Holding Company
                                                                                   Activities

PGDS (US One) LLC            Delaware                   100% Jackson National      Holding Company
                                                        Life Insurance Company     Activities


PGDS (US Two) LLC            Delaware                   100% PGDS (US One) LLC     Holding Company
                                                                                   Activities

Piedmont Funding LLC         Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

PPM Holdings, Inc.           Delaware                   100% Brooke Holdings       Holding Company
                                                        LLC                        Activities

Prudential plc               United Kingdom             Publicly Traded            Financial Institution

Prudential Corporation       United Kingdom             100% Prudential Holdings   Holding Company
Holdings, Limited                                       Limited                    Activities

Prudential Holdings          Scotland                   100% Prudential plc        Holding Company
Limited                                                                            Activities

Prudential One Limited       United Kingdom             100% Prudential            Holding Company
                                                        Corporations Holdings,     Activities
                                                        Limited

Prudential Two Limited       United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Prudential Three Limited     United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Prudential Four Limited      United Kingdom             80% Prudential One         Holding Company
                                                        Limited, 10% Prudential    Activities
                                                        Two Limited, 10%
                                                        Prudential Three Limited

Prudential (US Holdco 1) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 1) Limited          Activities

Prudential (US Holdco 2) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 1) BV               Activities

Prudential (US Holdco 3) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 2) BV               Activities

Prudential (US Holdco 1)     United Kingdom             100% Brooke LLC            Holding Company
Limited                                                                            Activities

Prudential (US Holdco 2)     Gibraltar                  100% Holborn Delaware      Holding Company
Limited                                                 LLC                        Activities

SII Investments, Inc.        Wisconsin                  100% National Planning     Broker/Dealer and
                                                        Holdings, Inc.             Investment Adviser

Item 27.   Number of Contract Owners as of September 24, 2007

           Qualified - 1,783
           Non-Qualified - 1,436

Item 28.         Indemnification

Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.         Principal Underwriter

       (a) Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, and the JNLNY Separate Account IV.

       (b)        Directors and Officers of Jackson National Life Distributors
                  LLC:


Name and Business Address                               Positions and Offices with Underwriter

Michael A. Wells                                        Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                                       Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                        Director, President and Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Nikhil Advani                                           Vice President
7601 Technology Way
Denver, CO 80237

Stephen M. Ash                                          Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach                                          Vice President
7601 Technology Way
Denver, CO 80237

Janice Blanchard                                        Vice President
7601 Technology Way
Denver, CO 80237

James Bossert                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

William Britt                                           Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen                                             Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                                            Executive Vice President
7601 Technology Way
Denver, CO 80237

Maura Collins                                           Vice President
7601 Technology Way
Denver, CO 80237

Robert DiNardo                                          Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald                                         Divisional Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley                                        Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                                              Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant                                             Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe                                             Vice President and Deputy General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

Steve Johnson                                           Regional Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones                                              Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

Brian Lane                                              Vice President
7601 Technology Way
Denver, CO 80237

James Livingston                                        Executive Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli                                           Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle                                          Vice President
7601 Technology Way
Denver, CO 80237

Brooke Meyer                                            Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                                         Director and Secretary
1 Corporate Way
Lansing, MI 48951

Megan Meyers                                            Regional Vice President
7601 Technology Way
Denver, CO 80237

Jack Mishler                                            Senior Vice President
7601 Technology Way
Denver, CO 80237

Kenneth Naes                                            Vice President
7601 Technology Way
Denver, CO 80237

Steve Papa                                              Regional Vice President
7601 Technology Way
Denver, CO 80237

Peter Radloff                                           Vice President
7601 Technology Way
Denver, CO 80237

Justin Rafferty                                         Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury                                     Executive Vice President
7601 Technology Way
Denver, CO 80237

Marilyn Scherer                                         Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield                                      Vice President
7601 Technology Way
Denver, CO 80237

Jennifer Seamount                                       Vice President
7601 Technology Way
Denver, CO 80237

David Sprague                                           Divisional Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky                                     Senior Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend                                           Vice President and Controller and FinOp
7601 Technology Way
Denver, CO 80237

C. Ray Trueblood                                        Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright                                           Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright                                             Vice President
7601 Technology Way
Denver, CO 80237

         (c)

Name of Principal       Net Underwriting      Compensation on      Brokerage             Compensation
Underwriter             Discounts and         Redemption or        Commissions
                        Commissions           Annuitization

Jackson National Life   Not Applicable        Not Applicable       Not Applicable        Not Applicable
Distributors LLC

Item. 30.        Location of Accounts and Records

           Jackson National Life Insurance Company
           1 Corporate Way
           Lansing, Michigan 48951

           Jackson National Life Insurance Company
           Institutional Marketing Group Service Center
           1 Corporate Way
           Lansing, Michigan 48951

           Jackson National Life Insurance Company
           7601 Technology Way
           Denver, Colorado 80237

           Jackson National Life Insurance Company
           225 West Wacker Drive, Suite 1200
           Chicago, IL  60606

Item. 31.        Management Services

           Not Applicable

Item. 32.        Undertakings and Representations

       a. Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

       b. Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       c. Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

       d. Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

       e. The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 29th day of November, 2007.

Jackson National Separate Account V
(Registrant)

Jackson National Life Insurance Company


By: THOMAS J. MEYER
    -------------------
     Thomas J. Meyer
     Senior Vice President, Secretary,
     and General Counsel

Jackson National Life Insurance Company
(Depositor)


By: THOMAS J. MEYER
    -------------------
     Thomas J. Meyer
     Senior Vice President, Secretary,
     and General Counsel

         As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


THOMAS J. MEYER*                                     November 29, 2007
-------------------                                  -----------------
Clark P. Manning, Jr., President, Chief
Executive Officer and Director

THOMAS J. MEYER*                                     November 29, 2007
-------------------                                  -----------------
Michael A. Wells, Director

THOMAS J. MEYER*                                     November 29, 2007
-------------------                                  -----------------
Andrew B. Hopping, Executive Vice President -
Chief Financial Officer and Director

THOMAS J. MEYER*                                     November 29, 2007
-------------------                                  -----------------
Robert A. Fritts, Senior Vice President
and Controller

THOMAS J. MEYER*                                     November 29, 2007
-------------------                                  -----------------
James R. Sopha, Executive Vice President and Director


* Thomas J. Meyer, Attorney-in-Fact


                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoint Clark P. Manning, Jr., Andrew
B. Hopping, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee, and Anthony L. Dowling (each with power to act without the others) his attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNL Separate Account - I (033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128
and 333-136472), JNL Separate Account III (333-41153), JNL Separate Account IV (333-108433 and 333-118131), and JNL Separate Account V (333-70697), as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

         IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 2nd day of January, 2007.

CLARK P. MANNING, JR.
--------------------------------------
Clark P. Manning, Jr., President, Chief
Executive Officer and Director

MICHAEL A. WELLS
--------------------------------------
Michael A. Wells, Chief Operating Officer and Director

ANDREW B. HOPPING
--------------------------------------
Andrew B. Hopping, Executive Vice President,
Chief Financial Officer and Director

ROBERT A. FRITTS
--------------------------------------
Robert A. Fritts, Senior Vice President and
Controller

JAMES R. SOPHA
--------------------------------------
James R. Sopha, Executive Vice President, and Director


                                  EXHIBIT LIST

Exhibit No.  Description

5.d. Form of the Perspective Advantage Fixed and Variable Annuity Application, attached hereto as EX-5.d.

9.           Opinion and Consent of Counsel, attached hereto as EX-9.

10. Consent of Independent Registered Public Accounting Firm, attached hereto as EX-10.